AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2009
                                                      REGISTRATION NO. 333-40309
                                                               AND NO. 811-08483

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 18 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 19 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2009 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

             |_| on       , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

      |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

     Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts

[LOGO] Jefferson National

                                                                       ADVANTAGE

                                                              JEFFERSON NATIONAL
                                                               ANNUITY ACCOUNT F

                                                          MAY 1, 2009 PROSPECTUS

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                                    Advantage
                      Individual Fixed and Variable Annuity
            Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      This prospectus describes the Advantage individual fixed and variable annuity Contract (Contract) offered by Jefferson National Life Insurance Company (We, Us, Our). The Contract provides for the accumulation of Contract Values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both. The Contract is no longer being offered for sale.

      The Contract has a variety of Investment Options, which include a Fixed Account, an Interest Adjustment Account and several Sub-accounts that invest in the Investment Portfolios listed below. You can put your money in the Fixed Account, the Interest Adjustment Account and/or the Sub- accounts. The Interest Adjustment Account is referred to as the market value adjustment account in your Contract.

      Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money. The Fixed Account and the Interest Adjustment Account offer interest rates which are guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law. In certain states, your Contract may not contain a Fixed Account and Interest Adjustment Account options.

A I M Variable Insurance Funds - Class I                          Federated Insurance Series II
o      AIM V.I. Core Equity Fund                                  o    Federated Capital Income Fund II
o      AIM V.I. Financial Services Fund                           o    Federated International Equity Fund II
o      AIM V.I. Global Health Care Fund                           Federated Insurance Series II - Primary
o      AIM V.I. Global Real Estate Fund                           o    Federated High Income Bond Fund II
o      AIM V.I. High Yield Fund                                   Janus Aspen Series - Institutional
o      AIM V.I. Technology Fund                                   o    Janus Aspen Enterprise Portfolio
A I M Variable Insurance Funds - Class II                         o    Janus Aspen Growth and Income Portfolio
o      AIM V.I. Basic Value Fund                                  o    Janus Aspen Janus Portfolio
o      AIM V.I. Mid Cap Core Equity Fund                          o    Janus Aspen Overseas Portfolio
The Alger American Fund - Class O                                 o    Janus Aspen Worldwide Portfolio
o      Alger American Capital Appreciation Portfolio              Lazard Retirement Series, Inc. - Service
o      Alger American Large Cap Growth Portfolio                  o    Lazard Retirement Emerging Markets Equity Portfolio
o      Alger American MidCap Growth Portfolio                     o    Lazard Retirement International Equity  Portfolio
o      Alger American SmallCap Growth Portfolio(1)                o    Lazard Retirement U.S. Small Cap Equity Portfolio
AllianceBernstein Variable Products Series Fund, Inc. - Class A   o    Lazard Retirement U.S. Strategic Equity Portfolio
o      AllianceBernstein Growth and Income Portfolio              Legg Mason Partners Variable Equity Trust - Class I
American Century Variable Portfolios, Inc. - Class I              o    Legg Mason Partners Variable Aggressive Growth Portfolio
o      American Century VP Balanced Fund                          o    Legg Mason Partners Variable Capital and Income Portfolio
o      American Century VP Income & Growth Fund                   o    Legg Mason Partners Variable Fundamental Value Portfolio
o      American Century VP International Fund                     o    Legg Mason Partners Variable Large Cap Growth Portfolio
o      American Century VP Value Fund                             Legg Mason Partners Variable Income Trust - Class I
American Century Variable Portfolios, Inc. - Class II             o    Legg Mason Partners Variable Global High Yield Bond Portfolio
o      American Century VP Inflation Protection Fund              o    Legg Mason Partners Variable Strategic Bond Portfolio
The DireXion Insurance Trust                                      Lord Abbett Series Fund, Inc. - Class VC
o      DireXion Dynamic VP HY Bond Fund                           o    Lord Abbett America's Value Portfolio
The Dreyfus Investment Portfolios - Initial                       o    Lord Abbett Growth and Income Portfolio
o      The Dreyfus Socially Responsible Growth Fund, Inc.         Neuberger Berman Advisers Management Trust - I Class
The Dreyfus Investment Portfolios - Service                       o    Neuberger Berman AMT Mid-Cap Growth  Portfolio
o      Dreyfus Small Cap Stock Index Portfolio                    o    Neuberger Berman AMT Partners  Portfolio
The Dreyfus Corporation - Initial                                 o    Neuberger Berman AMT Regency  Portfolio
o      Dreyfus Stock Index Fund, Inc.                             o    Neuberger Berman AMT Short Duration  Portfolio
Dreyfus Variable Investment Fund - Initial                        o    Neuberger Berman AMT Socially Responsive  Portfolio
o      Dreyfus VIF--International Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                               (1) Closed to new investors

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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
Northern Lights Variable Trust                                    o    Rydex VT Inverse Government Long Bond Strategy Fund
o      JNF Chicago Equity Partners Balanced Portfolio             o    Rydex VT Inverse Mid-Cap Strategy Fund
o      JNF Chicago Equity Partners Equity Portfolio               o    Rydex VT Inverse NASDAQ-100(R) Strategy Fund
o      JNF Loomis Sayles Bond Portfolio                           o    Rydex VT Inverse Russell 2000(R) Strategy Fund
o      JNF Money Market Portfolio Portfolio                       o    Rydex VT Inverse S&P 500 Strategy Fund
PIMCO Variable Insurance Trust - Administrative Class             o    Rydex VT Japan 2x Strategy Fund
o      PIMCO VIT All Asset Portfolio                              o    Rydex VT Leisure Fund
o      PIMCO VIT CommodityRealReturnTM Strategy Portfolio         o    Rydex VT Mid Cap 1.5x Strategy Fund
o      PIMCO VIT Emerging Markets Bond Portfolio                  o    Rydex VT NASDAQ-100(R) 2x Strategy Fund
o      PIMCO VIT Foreign Bond  (U.S. Dollar-Hedged) Portfolio     o    Rydex VT NASDAQ-100(R) Strategy Fund
o      PIMCO VIT Global Bond (Unhedged) Portfolio                 o    Rydex VT Nova Fund
o      PIMCO VIT High Yield Portfolio                             o    Rydex VT Precious Metals Fund
o      PIMCO VIT Real Return Portfolio                            o    Rydex VT Real Estate Fund
o      PIMCO VIT Short-Term Portfolio                             o    Rydex VT Retailing Fund
o      PIMCO VIT Total Return Portfolio                           o    Rydex VT Russell 2000(R) 1.5x Strategy Fund
Pioneer Variable Contracts Trust - Class II                       o    Rydex VT S&P 500 2x Strategy Fund
o      Pioneer Equity Income VCT Portfolio                        o    Rydex VT S&P 500 Pure Growth Fund
o      Pioneer Fund VCT Portfolio                                 o    Rydex VT S&P 500 Pure Value Fund
o      Pioneer High Yield VCT Portfolio                           o    Rydex VT S&P MidCap 400 Pure Growth Fund
o      Pioneer Mid Cap Value VCT Portfolio                        o    Rydex VT S&P MidCap 400 Pure Value Fund
Royce Capital Fund - Investment Class                             o    Rydex VT S&P SmallCap 600 Pure Growth Fund
o      Royce Micro-Cap Portfolio                                  o    Rydex VT S&P SmallCap 600 Pure Value Fund
o      Royce Small-Cap Portfolio                                  o    Rydex VT Technology Fund
Rydex Variable Trust                                              o    Rydex VT Telecommunications Fund
o      Rydex VT All-Cap OpportunityFund                           o    Rydex VT Transportation Fund
o      Rydex VT Banking Fund                                      o    Rydex VT U.S. Government Money Market Fund
o      Rydex VT Basic Materials Fund                              o    Rydex VT Utilities Fund
o      Rydex VT Biotechnology Fund                                Seligman Portfolios, Inc. - Class II
o      Rydex VT CLS AdvisorOne Amerigo Fund                       o    Seligman Communications and Information Portfolio
o      Rydex VT CLS AdvisorOne Clermont Fund                      o    Seligman Global Technology Portfolio
o      Rydex VT Consumer Products Fund                            Third Avenue Variable Series Trust
o      Rydex VT Dow 2x Strategy Fund                              o    Third Avenue Value Portfolio
o      Rydex VT Electronics Fund                                  Van Eck Worldwide Insurance Trust - Initial Class
o      Rydex VT Energy Fund                                       o    Van Eck Worldwide Multi-Manager Alternatives Fund
o      Rydex VT Energy Services Fund                              o    Van Eck Worldwide Bond Fund
o      Rydex VT Europe 1.25x Strategy Fund                        o    Van Eck Worldwide Emerging Markets Fund
o      Rydex VT Financial Services Fund                           o    Van Eck Worldwide Hard Assets Fund
o      Rydex VT Government Long Bond 1.2x Strategy Fund           o    Van Eck Worldwide Real Estate Fund
o      Rydex VT Health Care Fund                                  Wells Fargo Advantage Funds
o      Rydex VT Internet Fund                                     o    Wells Fargo Advantage VT Discovery Fund
o      Rydex VT Inverse Dow 2x Strategy Fund                      o    Wells Fargo Advantage VT Opportunity Fund


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

      Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2009. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

      o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

      o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

      The Contracts:

      o     are not bank deposits

      o     are not federally insured

      o     are not endorsed by any bank or government agency

      o     are not guaranteed and may be subject to loss of principal

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Table of Contents

                                                                            Page

Definitions of Special Terms..............................................  5
Highlights................................................................  6
Fee Table.................................................................  7
Examples of Fees and Expenses.............................................  9
Condensed Financial Information...........................................  10
The Company...............................................................  11
The Advantage Annuity Contract............................................  11
       Free Look..........................................................  11
       Ownership..........................................................  11
       Beneficiary........................................................  11
       Assignment.........................................................  11
       Requesting Transaction or Obtaining Information About Your
         Contract.........................................................  12
Purchase..................................................................  12
       Purchase Payments..................................................  12
       Allocation of Purchase Payments....................................  12
Investment Options........................................................  13
       Investment Portfolios..............................................  13
       Administrative, Marketing and Support Services Fees................  13
       The Fixed Account..................................................  13
       The Interest Adjustment Account....................................  14
       The General Account................................................  14
       Voting Rights......................................................  14
       Substitution.......................................................  14
Transfers.................................................................  14
       Excessive Trading..................................................  15
       Dollar Cost Averaging Program......................................  16
       Rebalancing Program................................................  16
       Interest Sweep Program.............................................  17
Expenses..................................................................  17
       Insurance Charges..................................................  17
       Contract Maintenance Charge........................................  17
       Contingent Deferred Sales Charge...................................  17
       Waiver of Contingent Deferred Sales Charge.........................  18
       Reduction or Elimination of Contingent Deferred Sales Charge.......  18
       Investment Portfolio Operating Expenses............................  18
       Transfer Fee.......................................................  18
       Earnings Protection Benefit........................................  19
       Guaranteed Minimum Withdrawal Benefit..............................  19
       Premium Taxes......................................................  19
       Income Taxes.......................................................  19
Contract Value............................................................  19
       Accumulation Units.................................................  19
Access to Your Money......................................................  19
      Systematic Withdrawal Program.......................................  20
      Optional Guaranteed Minimum Withdrawal Benefit......................  20
      Suspension of Payments or Transfers.................................  21

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Death Benefit.............................................................  21
      Upon Your Death During the Accumulation Period......................  21
      Death Benefit Amount During the Accumulation Period.................  21
      Optional Earnings Protection Benefit (EPB)..........................  21
      Payment of the Death Benefit During the Accumulation Period.........  22
      Death of the Contract Owner During the Annuity Period...............  22
      Death of Annuitant..................................................  22
Annuity Payments (The Annuity Period).....................................  22
      Annuity Payment Amount..............................................  22
      Optional Guaranteed Minimum Income Benefit (GMIB)...................  23
      Annuity Options.....................................................  23
Taxes.....................................................................  24
      Annuity Contracts in General........................................  24
      Tax Status of the Contracts.........................................  24
      Taxation of Non-Qualified Contracts.................................  24
      Taxation of Qualified Contracts.....................................  26
      Possible Tax Law Changes............................................  26
Other Information.........................................................  26
      Legal Proceedings...................................................  26
      The Separate Account................................................  27
      Distributor.........................................................  27
      Financial Statements................................................  27
      Independent Registered Public Accounting Firm.......................  27
Appendix A--More Information About the Investment Portfolios..............  28
Appendix B--Earnings Protection Benefit Rider Examples....................  42
Appendix C-- Deductions for Taxes - Qualified and Nonqualified
      Annuity Contracts...................................................  43
Appendix D--Guaranteed Minimum Withdrawal Benefit Examples................  44
Appendix E--Condensed Financial Information...............................  45
Privacy Policy............................................................  66
Table of Contents of the Statement of Additional Information..............  69

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Definitions of Special Terms

      Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

      ACCUMULATION PERIOD: The period during which you invest money in your Contract.

      ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

      ADJUSTED PARTIAL WITHDRAWAL: Adjusted Partial Withdrawal means the amount of the partial withdrawal (including the applicable premium taxes); multiplied by the Death Benefit Amount just before the partial withdrawal; and divided by the Contract Value just before the partial withdrawal.

      ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

      ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract.

      ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

      ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

      ANNUITY PERIOD: The period during which We make income payments to you.

      ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

      BENEFICIARY: The person designated to receive any benefits under the Contract if you, or in the case of a non-natural owner, the Annuitant dies.

      BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

      COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

      CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

      CONTRACT: The Advantage individual and group fixed and variable annuity contract, which provides fixed and variable Investment Options offered by the Company.

      CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

      CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account and Interest Adjustment Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

      DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

      FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but certain states require a longer period.

      INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Mortality and Expense Risk Charge and Administrative Charge. These charges are included in our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

      INTEREST ADJUSTMENT ACCOUNT: The Interest Adjustment Account (referred to as the Market Value Adjustment Account in your Contract) is an Investment Option of the Separate Account available under the Contract which offers a fixed rate of interest guaranteed by the Company for specified guarantee periods. If funds are withdrawn or transferred to another Investment Option before the end of the guarantee period, the funds withdrawn or transferred are adjusted to reflect the current market value of the funds. The adjustment may be positive or negative.

      INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide asset allocation and investment advisory services.

      INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the guarantee periods of the Interest Adjustment Account (if available) and the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

      INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account and the guarantee periods of the Interest Adjustment Account.

      INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

      JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners must be spouses (except in those states where this restriction is not allowed).

      NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual

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retirement account ("IRA").

      OWNER: You, the purchaser of the Contract are the Owner.

      PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

      QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

      REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

      SEPARATE ACCOUNT: Jefferson National Life Annuity Account F of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

      SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

      TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

      WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

Highlights

      The variable annuity Contract that We are offering is a contract between you (the Owner) and Us (Company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account F (Separate Account), the Fixed Account and the guarantee periods of the Interest Adjustment Account. Prior to May 1, 2000, the Interest Adjustment Account was known as the Market Value Adjustment Account. The Fixed Account and the Interest Adjustment Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

      The Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefit During the Accumulation Period."

      We offer, for an additional charge, a Guaranteed Minimum Withdrawal Benefit. Subject to certain limitations, this benefit allows you to make withdrawals from your Contract irrespective of your Contract Value. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Withdrawal Benefit."

      We offer, for an additional charge, a Guaranteed Minimum Income Benefit option. If you elect this option, We guarantee that a minimum dollar amount will be applied to your Annuity Option, irrespective of your Contract Value on your Annuity Date. This optional benefit may not be available in your state. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Income Benefit."

      We also offer, for an additional charge, an Earnings Protection Benefit ("EPB") option. The EPB option is designed to help your Beneficiary defray federal and state taxes that may apply to the Death Benefit Amount paid from the Contract. The EPB option is not available for Qualified Contracts and may not be available in your state. This benefit is described in more detail under the heading "Earnings Protection Benefit."

      All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Contingent Deferred Sales Charge (CDSC) of up to 7% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

      You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

      FREE LOOK. If you cancel the Contract within 10 Business Days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Contingent Deferred Sales Charge. We deem this period as ending 15 days after we mail a Contract. You will receive whatever your Contract is worth on the Business Day We receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

      TAX PENALTY. In general, your earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. Therefore, the part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For IRA and Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable.

      INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

      Jefferson National Life Insurance Company
      P.O. Box 36840
      Louisville, Kentucky 40233
      (866) 667-0561

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Fee Table

      The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Contingent Deferred Sales Charge
(as a percentage of Purchase .....   7%
Payments withdrawn)(1)............
Transfer Fee(2)...................   You may make a transfer once very 30 days
                                     without charge. If you transfer more often, We may charge a fee of $25 per transfer.

      The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                                                                    Current Charge              Maximum Charge
Contract Maintenance Charge(3).........................................        $30 per Contract per year   $60 per Contract per year
Separate Account Annual Expenses
(as a percentage of the average Contract Value
allocated to the Sub-accounts)
Mortality and Expense Risk Charge......................................                  1.25%                       1.25%
Administrative Charge..................................................                  0.15%                       0.25%
Total Separate Account Annual Expenses
(without optional riders)..............................................                  1.40%                       1.50%
Optional Guaranteed Minimum Withdrawal Benefit Rider
(as a percentage of average Contract Value allocated
to the Sub-accounts)
2 Year Waiting Period..................................................                  0.50%                       0.75%
5 Year Waiting Period..................................................                  0.35%                       0.50%
Optional Guaranteed Minimum Income Benefit Rider
(as a percentage of the average Contract Value allocated
to the Sub-accounts)...................................................                  0.30%                       0.50%
Optional Earnings Protection Benefit Rider
Base Benefit
(as a percentage of Contract Value as of
each Contract Anniversary).............................................                  0.25%                       0.25%
Optional Benefit
(as a percentage of Contract Value as of
the Contract Anniversary for each 1%
of optional coverage elected)..........................................                  0.01%                       0.02%
Maximum Total Separate Account Annual Expenses
(with optional riders assuming you selected the 2 Year
Waiting Period under the Guaranteed Minimum Withdrawal
Benefit and only the Base Benefit under the Earnings
Protection Benefit)....................................................                  2.45%                       3.00%


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

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      The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                        Minimum       Maximum
Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment
Portfolio assets, including management fees,
distribution and/or service (12b-1) fees, and        Gross: 0.22%   Gross: 4.88%
other expenses)(4).............................       Net: 0.22%     Net: 4.12%

(1) The Contingent Deferred Sales Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

Number of Years from                                         Contingent Deferred
Receipt of Payment                                              Sales Charge
First Year.................................................          7%
Second Year................................................          7%
Third Year.................................................          6%
Fourth Year................................................          5%
Fifth Year.................................................          4%
Sixth Year.................................................          3%
Seventh Year...............................................          2%
Eighth Year and later......................................          0%

Subject to any applicable limitations, each Contract year you can take money out of your Contract, without the Contingent Deferred Sales Charge, in an amount equal to the greater of: (i) 10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor), or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years.

(2) Transfers made for the Dollar Cost Averaging, Sweep or Rebalancing Programs do not count toward the one transfer per 30 day limit. All reallocations made on the same Business Day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

(3) Jefferson National will not charge the Contract Maintenance Charge if the value of your Contract is $50,000 or more. We reserve the right to reduce or waive the fee.

(4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2010. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

--------------------------------------------------------------------------------

Examples of Fees and Expenses

      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account Annual Expenses, and Investment Portfolio fees and expenses.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

Assuming Maximum Investment                                                 1 year       3 years        5 years        10 years
Portfolio Operating Expenses.....................................         $1,252.85     $2,530.37      $3,662.63      $6,357.94

Assuming Minimum Investment                                                 1 year       3 years        5 years        10 years
Portfolio Operating Expenses.....................................          $866.17      $1,268.03      $1,608.49      $2,681.13

(2) If you annuitize at the end of the applicable time period and have not purchased any riders (except under certain circumstances):

Assuming Maximum Investment                                                 1 year       3 years        5 years        10 years
Portfolio Operating Expenses.....................................         $1,252.85     $2,530.37      $3,299.10      $6,357.94

Assuming Minimum Investment                                                 1 year       3 years        5 years        10 years
Portfolio Operating Expenses.....................................          $866.17      $1,268.03      $1,254.01      $2,681.13

(3) If you do not surrender your Contract and have not purchased any riders:

Assuming Maximum Investment                                                 1 year       3 years        5 years        10 years
Portfolio Operating Expenses.....................................          $622.00      $1,987.32      $3,299.10      $6,357.94

Assuming Minimum Investment                                                 1 year       3 years        5 years        10 years
Portfolio Operating Expenses.....................................          $238.00       $732.87       $1,254.01      $2,681.13

(4) If you surrender your Contract at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00%:

Assuming Maximum Investment                                                 1 year       3 years        5 years        10 years
Portfolio Operating Expenses.....................................         $1,403.90     $2,938.78      $3,903.45      $7,242.62

Assuming Minimum Investment                                                 1 year       3 years        5 years        10 years
Portfolio Operating Expenses.....................................         $1,017.22     $1,715.05      $2,341.65      $4,081.51

(5) If you annuitize at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00% (except under certain circumstances):

Assuming Maximum Investment                                                 1 year       3 years        5 years        10 years
Portfolio Operating Expenses.....................................         $1,403.90     $2,938.78      $3,903.45      $7,242.62

Assuming Minimum Investment                                                 1 year       3 years        5 years        10 years
Portfolio Operating Expenses.....................................         $1,017.22     $1,715.05      $1,983.95      $4,081.51

(6) If you do not surrender your Contract and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00%:

Assuming Maximum Investment                                                 1 year       3 years        5 years        10 years
Portfolio Operating Expenses.....................................          $772.00      $2,393.16      $3,903.45      $7,242.62

Assuming Minimum Investment                                                 1 year       3 years        5 years        10 years
Portfolio Operating Expenses.....................................          $388.00      $1,177.09      $1,983.95      $4,081.51

--------------------------------------------------------------------------------

Condensed Financial Information

Appendix E to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

--------------------------------------------------------------------------------

The Company

      Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

      We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

      The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Advantage Annuity Contract

      This prospectus describes The Advantage individual fixed and variable annuity contract (Contract) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. The Contract is no longer being offered for sale.

      The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

      The Contract is called a variable annuity because you can choose among the Investment Portfolios through the Sub-accounts of the Separate Account and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

      In certain states, the Contract may also offer a Fixed Account Investment Option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

      The Contract also offers an Interest Adjustment Account. Prior to May 1, 2000, the Interest Adjustment Account was known as the Market Value Adjustment Account. It is referred to as the Market Value Adjustment Account in your Contract. The Interest Adjustment Account is only available for investment during the Accumulation Period.

      You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive Annuity Payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

Free Look

      If you change your mind about owning the Contract, you can cancel it within 10 Business Days after receiving it (or whatever longer time period is required in your state). We call this the Free Look Period. We deem this period as ending 15 days after we mail a Contract. When you cancel the Contract within this time period, We will not assess a Contingent Deferred Sales Charge. However, Our Insurance Charges, the charges for the Guaranteed Minimum Withdrawal Benefit and the Investment Portfolio Operating Expenses will have been deducted. On the Business Day We receive your request at Our administrative office, We will return your Contract Value. In some states, We may be required to refund your Purchase Payment.

Ownership

      OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing of a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A change of Owner may be a taxable event.

JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner (except if state law does not permit this restriction). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

Beneficiary

      The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Assignment

      Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We

--------------------------------------------------------------------------------

receive notice of the assignment.

      If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

An assignment may be a taxable event.

Requesting Transactions or Obtaining Information About Your Contract

      You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

      TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or through our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

      We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

      We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

Purchase

Purchase Payments

      A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as a Qualified Contract, the minimum initial Purchase Payment We will accept is $2,000. We reserve the right to issue Qualified or Non-Qualified Contracts for less than the minimum. For the Interest Adjustment Account, a minimum of $2,000 is required. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment. The Contract is no longer being offered for sale.

      You can make additional Purchase Payments of $500 or more to a Non-Qualified Contract and $50 or more to a Qualified Contract. However, if you select the systematic payment option or electronic funds transfer (EFT), you can make additional payments of $100 each month for Non-Qualified Contracts and $50 each month for Qualified Contracts. We reserve the right to accept subsequent purchase payments for less than the minimum.

Allocation of Purchase Payments

      You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. Currently, the minimum amount which can be allocated to the Interest Adjustment Account is $2,000. We reserve the right to change this amount in the future. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

      Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. However, certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. We must receive transfer requests involving these Investment Portfolios no later than the time shown below, i.e., 3:45 P.M. Eastern Time based on the usual 4:00 P.M. Eastern Time close for those Investment Portfolios listed below with a cut-off 15 minutes before the NYSE Close. Any transfer involving a Rydex Investment Portfolio listed below received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day. This restriction applies only to transfers between Sub-Accounts involving an Investment Portfolio that imposes an early cut-off. It does not apply to purchases or redemptions.

--------------------------------------------------------------------------------
                          15 Minutes Before NYSE Close
--------------------------------------------------------------------------------
Dow 2x Strategy                NASDAQ-100(R) 2x             Russell 2000(R) 2x
                               Strategy                     Strategy
--------------------------------------------------------------------------------
S&P 500 2x Strategy            Europe 1.25x Strategy        Government Long Bond
                                                            1.2x Strategy
--------------------------------------------------------------------------------
Inverse Dow 2x Strategy        Inverse Government Long      Inverse Mid-Cap
                               Bond                         Strategy
--------------------------------------------------------------------------------
NASDAQ-100(R) Strategy         Inverse Russell 2000(R)      Inverse S&P 500
                               Strategy                     Strategy
--------------------------------------------------------------------------------
Japan 2x Strategy              S&P500 Pure Growth           S&P 500 Pure
                                                            Value
--------------------------------------------------------------------------------
Mid Cap 1.5x Strategy          S&P MidCap 400 Pure          S&P MidCap 400
                               Growth                       Pure Value
--------------------------------------------------------------------------------
Nova                           Russell 2000 1.5x            S&P SmallCap 600
                               Strategy                     Pure Growth
--------------------------------------------------------------------------------
S&P SmallCap 600               U.S. Govt Money Mkt
Pure Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          30 Minutes Before NYSE Close
--------------------------------------------------------------------------------
Banking                        Basic Materials              Biotechnology
--------------------------------------------------------------------------------
Commodities Strategy           Consumer Products            Electronics
--------------------------------------------------------------------------------
Energy                         Energy Services              Financial Services
--------------------------------------------------------------------------------
Health Care                    Internet                     Leisure
--------------------------------------------------------------------------------
Precious Metals                Real Estate                  Retailing
--------------------------------------------------------------------------------
Technology                     Telecommunication            Transportation
--------------------------------------------------------------------------------
Utilities
--------------------------------------------------------------------------------

Similarly, any transfer request involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

Investment Options

Investment Portfolios

      The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

      You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses, call Us at:
(866) 667-0561 or visit Our Website. See Appendix A for a summary of investment objectives and strategies for each Investment Portfolio.

      The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

      A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact a Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

      Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

      Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

      The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as .50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

The Fixed Account

      During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account option may not be available in your state.

      The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions.

--------------------------------------------------------------------------------

The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Separate Account Annual Expenses do not apply to amounts allocated to the Fixed Account.

      See your Contract for more information regarding the Fixed Account.

The Interest Adjustment Account

      During the Accumulation Period, you can also invest in one of the guarantee periods of the Interest Adjustment Account. The Interest Adjustment Account is a non-unitized separate account and is referred to as the market value adjustment accounts in your Contract. If you take money out (whether by withdrawal, transfer or annuitization) before the end of a guarantee period, an adjustment will be made to the amount withdrawn. The adjustment may be positive or negative. However, you will never get back less than your Purchase Payment accumulated at the minimum rate prescribed by applicable state law (a Contingent Deferred Sales Charge may also be applied to funds withdrawn or annuitized).

      The Interest Adjustment Account is not registered under the federal securities laws and it is generally not subject to its provisions. Funds in the Interest Adjustment Account are held in a non-unitized separate account. The staff of the SEC has not reviewed the disclosure related to the Interest Adjustment Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Separate Account Annual Expenses do not apply to amounts allocated to the Interest Adjustment Account.

      The Interest Adjustment Account is not available for investment during the Annuity Period.

      The Interest Adjustment Account may not be available in your state.

      See your Contract for more information regarding the Interest Adjustment Account.

The General Account

      During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payment, the fixed portion of your Annuity Payments will remain level.

Voting Rights

      Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

      It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

      You can transfer money among the Fixed Account, the Interest Adjustment Account and the Sub-accounts. Such transfers may be submitted in writing to Our administrative offices. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section in this prospectus.

TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the Fixed Account, to or from the Interest Adjustment Account and to or from any Sub-account. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation
Period:

      1. If you make more than one transfer in 30 days, a transfer fee of $25 may be deducted.

      2.    Limits on transfers out of the Fixed Account may apply.

      3. Transfers from the Interest Adjustment Account before the end of a guarantee period will result in an adjustment (up or down) to the amount transferred.

      4. Your request for a transfer must clearly state which Investment Options are involved in the transfer.

      5. Your request for transfer must clearly state how much the transfer is for.

      6. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the Sub-Accounts and could include, but is not limited to:

            a. the requirement of a minimum time period between each transfer;

            b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

            c. limiting the dollar amount that may be transferred between Sub-accounts by an owner at any one time.

      7. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

      TRANSFERS DURING THE ANNUITY PERIOD. You can make two transfers per Contract year during the Annuity Period. Thereafter, We may impose a transfer fee of $25 per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. The following apply to any transfer during the Annuity Period:

--------------------------------------------------------------------------------

      1. You may not transfer funds to the Fixed Account or Interest Adjustment Account during the Annuity Period.

      2.    You may only make transfers between the Investment Portfolios.

      3. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

This product is not designed for professional market timing strategies by third parties. We reserve the right to modify(including terminating) the transfer privileges described above.

Excessive Trading Limits

      The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

      We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

      o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

      o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

      o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

      The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

      We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

      SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

      The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

      As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

      We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than Rydex Funds listed in the table below which do not permit active trading), the DireXion Dynamic VP HY Bond Fund, and the JNF Money Market Portfolio This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table.

--------------------------------------------------------------------------------
                                   30 Day Hold
--------------------------------------------------------------------------------
American Century VP          American Century VP           American Century VP
Balanced                     Income & Growth               Inflation Protection
--------------------------------------------------------------------------------
American Century  VP         American Century VP           Legg Mason Aggressive
Value                        International                 Growth
--------------------------------------------------------------------------------
Lazard Retirements           Lazard Retirement             Lazard Retirement
Emerging Markets             International  Equity         U.S. Small Cap Equity
Portfolio
--------------------------------------------------------------------------------
Lazard Retirement            Legg Mason Capital and        Legg Mason
U.S. Strategic Equity        Income                        Fundamental Value
--------------------------------------------------------------------------------

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Legg Mason Global High       Legg Mason Large Cap          Legg Mason Strategic
Yield Bond                   Growth                        Bond
--------------------------------------------------------------------------------
Lord Abbett America's        Lord Abbett Growth and        Rydex All Cap
Value                        Income                        Opportunity
--------------------------------------------------------------------------------
Rydex Multi-Cap Core         Wells Fargo Advantage         Wells Fargo Advantage
Equity                       Discovery                     Opportunity
--------------------------------------------------------------------------------
                                   60 Day Hold
--------------------------------------------------------------------------------
Dreyfus International        Dreyfus Small Cap Stock       Dreyfus Socially
Value                        Index                         Responsible Growth
--------------------------------------------------------------------------------
Dreyfus Stock Index          Third Avenue Value
--------------------------------------------------------------------------------
                                   90 Day Hold
--------------------------------------------------------------------------------
AllianceBernstein            Janus Aspen Growth and        Janus Aspen
Growth and Income            Income                        Overseas
--------------------------------------------------------------------------------
Janus Aspen Janus            Janus Aspen Enterprise        Janus Aspen Mid Cap
                                                           Value
--------------------------------------------------------------------------------
Janus Aspen Worldwide        Pioneer High Yield
--------------------------------------------------------------------------------

This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Options violates our policy, the entire transfer request is blocked.

      With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. These policies apply to all Investment Options except for Investment Options that contain disclosure permitting active trading. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any.

      If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

Dollar Cost Averaging Program

      The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. You cannot transfer to the Interest Adjustment Account under this program. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

      Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

      The transfers made under the DCA Program are not taken into account in determining any transfer fee. There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

      Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

Rebalancing Program

      Once your money has been allocated among the Sub-Accounts, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments for rebalancing. Rebalancing does not include assets allocated to the Fixed Account or the Interest Adjustment Accounts. You can discontinue the Rebalancing Program at any time. You can change your rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. The transfers made under the Rebalancing Program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

      EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-Accounts. You want 40% to be in the Fixed Income Portfolio Sub-Account and 60% to be in the Growth Portfolio Sub-Account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio Sub-Account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Fixed Income Portfolio Sub-Account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

Advisory Fee Withdrawals

      Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

      Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the

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withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

      You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-Accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

Expenses

      There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Insurance Charges

      Each Business Day, We make a deduction for Insurance Charges. The Insurance Charges do not apply to amounts allocated to the Fixed Account or the Interest Adjustment Account. The Insurance Charges will vary depending on whether, at the time you apply for the Contract, you choose the Guaranteed Minimum Income Benefit (GMIB).

      The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

      The Insurance Charges will be as follows:

                               Current                 Maximum
         GMIB                 Insurance               Insurance
        Elected                Charge                   Charge
          No                    1.40%                    1.50%
          Yes                   1.70%                    2.00%

      If, at the time of application, you select the Earnings Protection Benefit rider We will deduct a charge each Contract year as described below.

Contract Maintenance Charge

      On each Contract Anniversary during the Accumulation Period, We deduct $30 (as allowed by state law, this charge can be increased up to a maximum of $60 per Contract per year) from your Contract as a Contract Maintenance Charge. This charge is for certain administrative expenses associated with the Contract.

      We do not deduct the Contract Maintenance Charge if your Contract Value is $50,000 or more on the Contract Anniversary. We reserve the right to reduce or waive the Contract Maintenance Charge. If you make a full withdrawal on other than a Contract Anniversary, and your Contract Value is less than $50,000, We will deduct the full Contract Maintenance Charge at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary We will deduct the full Contract Maintenance Charge on the Annuity Date unless the Contract Value on the Annuity Date is $50,000 or more.

      The Contract Maintenance Charge will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Investment Portfolio with the largest balance, and then from the Interest Adjustment Account.

      No Contract Maintenance Charge is deducted during the Annuity Period.

Contingent Deferred Sales Charge

      During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Contingent Deferred Sales Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Contingent Deferred Sales Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge compensates Us for expenses associated with selling the Contract.

The charge is as follows:

NUMBER OF YEARS                                          CONTINGENT
FROM RECEIPT                                           DEFERRED SALES
OF PURCHASE PAYMENT                                        CHARGE
     First Year                                              7%
     Second Year                                             7%
     Third Year                                              6%
     Fourth Year                                             5%
     Fifth Year                                              4%
     Sixth Year                                              3%
     Seventh Year                                            2%
     Eighth Year and later                                   0%

      Jefferson National does not assess the Contingent Deferred Sales Charge on death benefits or on any payments paid out as Annuity Payments if your Annuity Date is at least four years after We issue your Contract and your Annuity Option has a life contingency or is for a minimum of 5 years.

      In addition, the following circumstances further limit or reduce withdrawal charges, in some states, as applicable:

      o for issue ages up to 52, there is no Contingent Deferred Sales Charge for withdrawals made after the 15th Contract year;

      o for issue ages 53 to 56, there is no Contingent Deferred Sales Charge for withdrawals made after you attain age 67;

      o for issue ages 57 and later, any otherwise applicable Contingent Deferred Sales Charge will be multiplied by a factor ranging from
            0.9 to 0 for Contract years one through ten and later, respectively.

      FREE WITHDRAWALS. Each Contract year you can withdraw

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money from your Contract, without a Contingent Deferred Sales Charge, in an amount equal to the greater of:

      o 10% of your Contract Value (on a non-cumulative basis)(excluding payments made by Us to Your Investment Advisor);

      o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement plans; or

      o the total of your Purchase Payments that have been in the Contract for 8 or more complete years.

Waiver of Contingent Deferred Sales Charge

      In addition to the free withdrawal amount discussed above, the Contingent Deferred Sales Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

      UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o     your Contract has been in force for at least 1 year;

      o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

      o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

      o     your employment was involuntarily terminated by your employer; and

      o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

      o     confinement begins after the first Contract year;

      o confinement is prescribed by a qualified physician and is medically necessary;

      o request for this benefit is made during confinement or within 60 days after confinement ends; and

      o     We receive due proof of confinement.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

      o To qualify, the diagnosis and notice must occur after the first Contract year ends.

      o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

      This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

Reduction or Elimination of the Contingent Deferred Sales Charge

      We may reduce or eliminate the amount of the Contingent Deferred Sales Charge when the Contract is sold under circumstances that reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Contingent Deferred Sales Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Contingent Deferred Sales Charge requires Our prior written approval. In no event will reduction or elimination of the Contingent Deferred Sales Charge be permitted where it would be unfairly discriminatory to any person.

Investment Portfolio Operating Expenses

      There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Transfer Fee

      During the Accumulation Period, You can make one free transfer per 30 days. If you make more than one transfer per 30 days, you may be charged a transfer fee of $25 per transfer. As allowed by law, We reserve the right to change the transfer fee.

      During the Accumulation Period, the transfer fee is deducted from the Investment Option from which the transfer was made. If you transfer your entire interest from an Investment Option, the transfer fee is deducted from the amount transferred. If there are multiple Investment Options from which you transfer funds, the transfer fee will be deducted first from the Fixed Account, then from the Investment Portfolio with the largest balance that is involved in the transfer and finally from the Interest Adjustment Account.

      During the Annuity Period, You can make two transfers per Contract year. Thereafter, We may impose a transfer fee of $25 per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. During the Annuity Period, the transfer fee will be deducted from the Annuity Payment immediately following your transfer.

      If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or the Interest Sweep Program it will not count in determining the transfer fee. All reallocations

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made in the same Business Day count as one transfer.

Earnings Protection Benefit Rider

      If, at the time of you apply for the Contract, you select the Earnings Protection Benefit ("EPB") you also choose the level of protection you desire. (See "Earnings Protection Benefit Rider" later in this Prospectus.) Depending on your choice you will be charged as follows:

For Base            0.25% of Contract Value as of the Contract
Benefit:            Anniversary.

For Optional        0.01% of Contract Value as of the Contract
Benefit:            Anniversary for each 1% of optional coverage elected.
(Current
Charge)

For Optional        0.02% of Contract Value as of the Contract
Benefit:            Anniversary for each 1% of optional coverage elected.
(Maximum
Charge)

      If you make a full surrender or upon the death of the Owner on other than the Contract Anniversary, We will deduct the charge for the EPB on a pro rata basis for the period from the last Contract Anniversary until the date of the full surrender or the date We receive due proof of death of the Owner. We recommend you consult your tax advisor before you purchase this rider.

Guaranteed Minimum Withdrawal Benefit

      If you select the Guaranteed Minimum Withdrawal Benefit, your charge will depend upon the Waiting Period you select. If you select the 2 Year Waiting Period, your charge will be 0.50% of amounts allocated to the Sub-Accounts. We may increase this charge up to 0.75%. If you select the 5 Year Waiting Period, your charge will be 0.35% of amounts allocated to the Sub-Accounts. We may increase this charge up to 0.50%. These charges, which are expressed as annual rates, will be deducted on a daily basis.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Income Taxes

      We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value

      Your Contract Value is the sum of amount held under your Contract in the various Sub-Accounts of the Separate Account, the Interest Adjustment Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-Account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-Account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

Accumulation Units

      Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-Accounts by multiplying the Accumulation Unit value for the prior Business Day by a factor for the current Business Day. The factor is determined by:

      1. dividing the value of an Sub-Account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-Account share for the previous Business Day; and

      2. subtracting the daily amount of the Insurance Charges and any optional Guaranteed Minimum Withdrawal Benefit charges.

      The value of an Accumulation Unit may go up or down from Business Day to Business Day.

      When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

      We calculate the value of an Accumulation Unit for each Investment Portfolio after the New York Stock Exchange closes each Business Day and then credit your Contract.

EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with
326.53 Accumulation Units for the Equity Portfolio Sub-account.

Access to Your Money

      You can have access to the money in your Contract:

      o     by making a withdrawal (either a partial or a complete withdrawal);

      o     by electing to receive Annuity Payments; or

      o     when a death benefit is paid to your Beneficiary.

      Withdrawals can only be made during the Accumulation Period.

      When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Contingent Deferred Sales Charge, less any premium tax, and less any Contract Maintenance Charge.

      If you make a partial withdrawal, you must tell Us which Investment Option (Investment Portfolio(s), the Interest Adjustment Account and/or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the

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amount of any partial withdrawal from any Investment Portfolio, the Interest
Adjustment Account or the Fixed Account must be for at least $500. Jefferson National requires that after a partial withdrawal is made there must be at least $500 left in your Contract. These minimum amounts are waived for systematic withdrawals and required minimum distributions.

      Once We receive your written request for a withdrawal from an Investment Option, We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section of this prospectus.

      A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

      Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Contingent Deferred Sales Charge" and "Taxes" in this Prospectus.

Systematic Withdrawal Program

      The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

      Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Optional Guaranteed Minimum Withdrawal Benefit

      For an extra charge, you can elect the Guaranteed Minimum Withdrawal Benefit (GMWB), a living benefit. The GMWB allows you to make withdrawals from your Contract irrespective of your Contract Value, subject to certain limitations. Once the benefit is elected, you cannot cancel it and charges will continue to be deducted until Annuity Payments begin. The charges for the GMWB option are deducted each Business Day from amounts held in the Sub-Accounts. Withdrawals made under this rider will reduce your Contract Value.

      If you elect the GMWB when you purchase your Contract, your initial Purchase Payment is used as the basis for determining the guaranteed withdrawal amount (the "Benefit Amount"). If you elect this benefit at a later date, your Contract Value on the date the benefit is added to your Contract is used to determine the Benefit Amount.

      Once the Benefit Amount has been determined, We calculate the maximum annual guaranteed payment (the "Benefit Payment"). The Benefit Payment is equal to 7% of the Benefit Amount. If you do not take 7% in one year, you may not take more than 7% the next year. You can continue to take Benefit Payments until the sum of the Benefit Payments equals the Benefit Amount. Each withdrawal you make as a Benefit Payment reduces the amount you may withdraw free of the Contingent Deferred Sales Charge. Withdrawals under this option may result in adverse tax consequences.

      Benefit Payments are subject to a Waiting Period. Presently, you can choose either a two-year or five-year Waiting Period. We may offer other Waiting Periods in the future. The Waiting Period is the time between the date you elect the GMWB and the date you can begin receiving Benefit Payments. For example, if you choose a Waiting Period of five years, you cannot begin receiving Benefit Payments before the fifth Contract Anniversary after you elect the GMWB. The GMWB charge will vary depending on the length of the Waiting Period you choose.

      If you elect the GMWB when you purchase your Contract, We count one year as the time between each Contract Anniversary. If you elect the GMWB at any time after purchase, We treat the time between the date We added the option to your Contract and your next Contract Anniversary as the first year.

      If, in any year, your total withdrawals from your Contract are more than your Benefit Payment, your Benefit Payment will be recalculated as follows:

      o (1- withdrawal/Contract Value immediately prior to withdrawal) multiplied by your Benefit Payment immediately prior to withdrawal.

      If you make subsequent Purchase Payments to your Contract, We will recalculate your Benefit Amount and your Benefit Payments. Your new Benefit Amount equals your Benefit Amount immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment and your new Benefit Payment equals your prior Benefit Payment increased by 7% of the subsequent Purchase Payment.

      Once you elect this benefit, you are also entitled to one free "step-up" of the Benefit Amount over the course of this option. If you choose to "step-up" the benefit, your Benefit Amount is recalculated to equal your Contract Value. The Benefit Payment then becomes the greater of 7% of the new Benefit Amount and your existing Benefit Payment. You would not want to "step-up" if your current Benefit Amount is higher than your Contract Value.

      Additional "step-ups" are available at an extra charge. At the time you elect to "step-up," there may be a higher charge for the GMWB. When you elect an additional "step-up" you will be charged the current GMWB charge. Before you decide to "step-up," you should consider the current charge for this benefit.

      If you, the Joint Owner or Annuitant die before you receive all the guaranteed Benefit Payments, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

      You can surrender your Contract at any time, even if you elect the GMWB, but you will receive your Contract Value at the time of surrender with applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under the GMWB.

      Please see Appendix D for examples of how the Benefit Amount and Benefit Payment are calculated.


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Suspension of Payments or Transfers

      We may be required to suspend or postpone payments, withdrawals or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2.    trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

      4. during any other period when the SEC, by order, so permits for the protection of owners.

      We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

      If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

      If you, or your Joint Owner, die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. The terms of the payment of the death benefit will be controlled by Section 72(s) or 401(a)(9) of the Internal Revenue Code.

      The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios, the Interest Adjustment Account and/or the Fixed Account until distribution begins. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining Death Benefit Amount that is invested in the Investment Portfolios will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

Death Benefit Amount During the Accumulation Period

      If death occurs prior to age 90, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the date of death.

      If death occurs at age 90 or later, the Death Benefit Amount will be the Contract Value at the time We receive due proof of death and a payment election.

Optional Earnings Protection Benefit (EPB)

      The Earnings Protection Benefit (EPB) is designed to provide an additional benefit at death, which helps to defray federal and state taxes. For an additional charge, you can elect the EPB rider at the time you purchase the Contract if you are less than age 76. The rider consists of two portions: base coverage and optional coverage. The rider's base death benefit and the rider's optional death benefit, when elected, are payable in addition to any other Death Benefit Amount under the Contract. Withdrawals from the Contract will reduce the rider's benefit. No benefit is payable if death occurs on or after the Annuity Date. This rider is only available to Non-Qualified Contracts. We recommend that you consult your tax advisor before you purchase this rider.

      Base Death Benefit. Upon the death of the Owner, We will add to the Death Benefit Amount otherwise payable an amount equal to 50% (30% if the Owner was between the ages of 70 and 75 when We issued the Contract) of the Eligible Gain upon Our receipt of due proof of death of the Owner at Our administrative office.

      Eligible Gain. Eligible Gain is the least of:

      o     the Contract Gain; or

      o if death occurs during the first Contract year, the initial Purchase Payment less Equivalency Withdrawals from the initial Purchase Payment; or

      o if death occurs after the first Contract year has elapsed, all Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the Contract.

      Equivalency Withdrawal. The Equivalency Withdrawal is:

      o     the partial withdrawal amount; divided by

      o     the Contract Value prior to the withdrawal; multiplied by

      o     the sum of all Purchase Payments less all prior Equivalency
            Withdrawals.

      If you take a partial withdrawal at a time when the sum of all Purchase Payments less prior Equivalency Withdrawals is greater than your Contract Value, then your Earnings Protection Benefit will be reduced by an amount greater than the amount withdrawn.

      Optional Coverage Percentage. The Optional Coverage Percentage is a percentage of the initial Purchase Payment. You must elect the Optional Coverage Percentage at the time of application.

      Contract Gain. Contract Gain is the Contract Value reduced by the difference of total Purchase Payments and Equivalency Withdrawals.

      Optional Gain. The Optional Gain is:

      o     the Optional Coverage Percentage; multiplied by

      o the initial Purchase Payment less Equivalency Withdrawals (from the initial Purchase Payment); less

      o sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by withdrawals is greater than Contract Value.

      Termination. The EPB rider terminates and charges and benefits automatically end on the earliest of:

      o     The Annuity Date; or

      o     Full surrender; or

      o     Death of the Owner; or

      o     Transfer of ownership


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      We may terminate the EPB rider if necessary to comply with applicable state and federal regulations.

      See Appendix B for Examples of how this benefit works.

      It is possible that the IRS may take the position that charges for the Optional Earnings Protection Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

      This benefit may not be available in your state.

Payment of the Death Benefit During the Accumulation Period

      Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or a Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options).

      OPTION 1--lump sum payment of the Death Benefit Amount; or

      OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

      OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution, at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.

      Unless you have previously designated one of the payment options above, a Beneficiary who is also the spouse of the deceased Owner may elect to:

      o     continue the Contract in his or her own name at the Death Benefit
            Amount;

      o     elect a lump sum payment of the Death Benefit Amount; or

      o     apply the Death Benefit Amount to an Annuity Option.

      If the spouse elects to continue the Contract, the Contract Value will be the Death Benefit Amount for the purpose of determining benefits under the Contract for the continuing spouse.

      A "spouse" is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner.

      If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

Death of Contract Owner During the Annuity Period

      If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

      If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

      Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The Death Benefit Amount will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Annuity Payments (The Annuity Period)

      Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

      The Annuity Date must be the first day of a calendar month and must be at least 90 days after the Contract issue date.

      For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later.

      You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed payments.

      During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. Payments cannot come from the Interest Adjustment Account or the Fixed Account. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account or the Interest Adjustment Accounts will be applied to a fixed annuity.

Annuity Payment Amount

      If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

      1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the death benefit) applied to a variable Annuity Option on the Annuity Date;

      2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

      3)    the performance of the Investment Portfolio(s) you selected; and

      4)    the Annuity Option you select.


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      You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

      On the Annuity Date, the Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary and you choose an Annuity Option that has a life contingency or is for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any Contract Maintenance Charge to the Annuity Option you selected.

      Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, We have the right to change the frequency of Annuity Payments so that your Annuity Payments are at least $50.

      Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Optional Guaranteed Minimum Income Benefit (GMIB)

      For an extra charge, you can elect the Guaranteed Minimum Income Benefit.

      Under the Guaranteed Minimum Income Benefit, a Guaranteed Minimum Income Benefit base will be applied to your Annuity Option to provide Annuity Payments. Prior to your 90th birthday, this amount is the greater of:

      1) the Contract Value; or

      2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the Annuity Date.

      The Guaranteed Minimum Income Benefit base on or after the Owner's 90th birthday is equal to the Contract Value.

      If you take a partial withdrawal at a time when your Guaranteed Minimum Income Benefit base is greater than your Contract Value, then your Guaranteed Minimum Income Benefit base will be reduced by an amount greater than the amount withdrawn.

      If you elect the Guaranteed Minimum Income Benefit, the following limitations will apply:

      o You must choose either Annuity Option 2 or 4, unless otherwise agreed to by Us. If you do not choose an Annuity Option, Annuity Option 2, Life Income With 5, 10, 15 or 20 Years Guaranteed, will be applied.

      o If you are age 50 or over on the date We issue the Contract, the Annuity Date must be on or after the later of your 65th birthday, or the 7th Contract Anniversary.

      o If you are under age 50 on the date We issue your Contract, the Annuity Date must be on or after the 15th Contract Anniversary.

      o The Annuity Date selected must occur within 30 days following a Contract Anniversary.

      o If there are Joint Owners, the age of the oldest Owner will be used to determine the Guaranteed Minimum Income Benefit. If the Contract is owned by a non-natural person, then Owner will mean the Annuitant for purposes of this benefit.

      On the Annuity Date, the initial income benefit will not be less than the Guaranteed Minimum Income Benefit base applied to the guaranteed Annuity Payment factors under the Annuity Option elected.

      It is possible that the IRS may take the position that charges for the optional Guaranteed Minimum Income Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

      This benefit may not be available in your state.

Annuity Options

      You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

      OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in installments. However, if the Annuitant dies and We have made payments for less than the specified number of years, you may elect to receive a single lump sum Annuity Payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive but at least for a specified period certain. If an Annuitant, who is not the Owner, dies before We have made all of the guaranteed Annuity Payments, We will continue to make the Annuity Payments for the remainder of the specified guarantee period to you. If you do not want to receive Annuity Payments after the Annuitant's death, you can request a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate
(AIR) for a variable Annuity Option.

      OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, if the Annuitant dies and We have made Annuity Payments totaling less than the specified amount, you may elect to receive a single lump sum payment, which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people die, the amount of the Annuity Payments We will make to the survivor can be equal to 100%, 66% or 50% of the amount


                                                                              23
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that We would have paid if both were alive.

Taxes

      NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the Variable Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over Variable Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

      If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

      For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

      Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

      Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In


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the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

      Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of an Owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

      Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

      Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

      Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

      Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

      Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

      Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2008-24 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within the 12-month period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

      Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate Account Values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

      In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

      The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than


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the Contract Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

      Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

      At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

      The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

      Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice

      The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

      Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

      On August 9, 2004, Jefferson National and Inviva, Inc., a shareholder of Jefferson National and its former parent, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

      On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.


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The Separate Account

      We established a separate account, Jefferson National Life Annuity Account F (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account F and prior to May 1, 1999, was known as Great American Reserve Variable Annuity Account F. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on September 26, 1997. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account F is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

      The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contracts are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

      Where permitted by law, We may:

      o     create new Separate Accounts;

      o combine separate accounts, including combining the Separate Account with another separate account established by the Company;

      o transfer assets of the Separate Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

      o     transfer the Separate Account to another insurance company;

      o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

      o     make the Sub-accounts available under other policies We issue;

      o     add new Investment Portfolios or remove existing Investment
            Portfolios;

      o substitute new Investment Portfolios for any existing Investment Portfolio which We determine is no longer appropriate in light of the purposes of the Separate Account;

      o deregister the Separate Account under the Investment Company Act of 1940; and

      o operate the Separate Account under the direction of a committee or in another form.

Distributor

      Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

      Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

      In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Financial Statements

      Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

      The financial statements of Jefferson National Life Annuity Account F are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

      The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2007 and 2008, each of the three years in the period then ended December 31, 2008 and the financial statements of Jefferson National Life Annuity Account F as of December 31, 2008 and for each of the two years in the period then ended December 31, 2008 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


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APPENDIX A

-- MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. There can be no assurance that the investment objectives will be achieved. The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

AIM VARIABLE INSURANCE FUNDS

The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. Invesco Aim Advisors, Inc. serves as the investment advisor. It is anticipated that, on or about the end of the fourth quarter of 2009, the businesses of Invesco Aim and Invesco Global will be combined into Invesco Institutional, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the fund's investment adviser following the combination and will provide substantially the same services as are currently provided by the three entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction. Invesco Trimark Ltd.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited serves as the investment subadvisors.. The following Investment Portfolios are available under the Contract:

AIM V.I. Basic Value - Series II shares

The Fund's investment objective is long-term growth of capital. The portfolio management team seeks to construct a portfolio of companies that have the potential for capital growth. The fund's investments may include synthetic and derivative instruments.

AIM V.I. Core Equity -- Series I shares

The Fund's investment objective is growth of capital. The fund seeks to meet its objective by investing normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. Financial Services - Series I shares

The Fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in financial services-related services.

AIM V.I. Global Health Care - Series I shares

The Fund's investment objective is capital growth. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in securities of health care industries.

AIM V.I. Global Real Estate - Series I shares

The Fund's investment objective is high total return through growth of capital and current income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts (REITs).

AIM V.I. High Yield - Series I shares

The Fund's investment objective is a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor's Ratings Services, Moody's Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities.

AIM V.I. Mid Cap Core Equity - Series II shares

The Fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. Technology - Series I shares

The Fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in technology-related industries.

THE ALGER AMERICAN FUND

The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

Alger American Capital Appreciation

The Fund's objective is long term capital appreciation. Pursues a growth investment style--looking particularly for companies with high unit volume growth in an expanding marketplace or those experiencing a positive lifecycle change. Invests in companies of any size with promising growth potential. May use leverage and options and futures transactions to take swift advantage of changing market conditions and to potentially enhance long-term return. Can leverage up to 1/3 of assets to buy additional securities.

Alger American Growth

The Fund's objective is long term capital appreciation. Pursues a growth investment style. Invests primarily in large growth companies (with market caps of $1B+). Focuses on companies with broad product lines, markets, financial resources and depth of management.

Alger American Mid Cap Growth

The Fund's objective is long term capital appreciation. Pursues a growth investment style. Invests primarily in mid-sized companies (with market caps within the range of the


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Russell Midcap Growth Index or the S&P MidCap 400 Index) with promising growth potential.

Alger American Small Cap Growth

The Fund's objective is long term capital Appreciation. Pursues a growth investment style. Invests primarily in small cap companies (market caps within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index). Looks for small, fast-growing companies offering innovative products, services or technologies to a rapidly expanding marketplace.

ALLIANCEBERNSTEIN L.P.

AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $462 billion in assets under management at December 31, 2008. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

AllianceBernstein Growth and Income (Class A)

The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc, except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

American Century VP Balanced (Class I)

The Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP Income & Growth (Class I)

The Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Inflation Protection (Class II)

The Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP International (Class I)

The Fund seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

American Century VP Value (Class I)

The Fund seeks long-term capital growth with income as a secondary objective. It invests primarily in equity securities of well-established companies that management believes to be undervalued at the time of purchase.

THE DIREXION INSURANCE TRUST

The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

DireXion Dynamic VP HY Bond

Invests at least 80% of assets primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality, high yield debt. Designed primarily for experienced investors, Fund is frequently used by those engaging in active trading or those following an asset allocation strategy. To accommodate frequent trading, portfolio is positioned to maintain enough liquidity to meet potential redemptions by active shareholders while gaining exposure to the high yield bond market. It may invest a substantial portion or even all assets in derivative securities, such as futures, options, swaps, options on futures, financial instruments such as futures and options on high yield bond indices, and baskets of high yield securities based on various high yield bond indices.

DREYFUS CORPORATION

Dreyfus Investment Portfolios, Small Cap Stock Index

The Portfolio seeks to match the performance of the Standard & Poor's SmallCap 600 Index.

To pursue this goal, the portfolio uses a tight sampling process and holds a representative sample of the 600 stocks in the S&P SmallCap 600 Index in direct proportion to their weight in the index. Rather than attempt to replicate the index, however, the portfolio will also invest in futures whose performance is related to the index. The portfolio attempts to have a correlation between its performance and that of the index of at least .95, before expenses.

Dreyfus Variable Investment Fund, International Value

The Portfolio seeks long term capital growth. To pursue this goal, the portfolio Invests in foreign stocks, following a value-oriented, research-driven approach. It uses extensive quantitative and fundamental research to select stocks, focusing on issuer's value, business health and a catalyst that may trigger a price increase in the near to mid-term. Emphasizes individual stock selection rather than economic and industry trends. Typically stocks are sold when no longer considered value stocks. Normally is at least 80% invested in foreign stocks. May invest in companies of any size; may invest in companies located in emerging markets.

The Dreyfus Socially Responsible Growth Fund, Inc.

The Portfolio invests in large-cap stocks that meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of quality of life in America. Stock selection process first seeks reasonably-priced growth stocks, and then assesses the company's record in areas of: environmental protection, occupational health and safety,


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consumer protection and product purity, equal employment opportunity.

Dreyfus Stock Index Fund

The Fund attempts to have a correlation between its performance and that of the S&P 500 Index of at least .95 before expenses. The fund also may use stock index futures as a substitute for the sale or purchase of securities.

FEDERATED INSURANCE SERIES

Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares). Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. Federated Equity Management Company of Pennsylvania is the adviser to the Federated Kaufmann Fund II, the Federated Market Opportunity Fund II, and the Federated Capital Income
II. Capital Income II's sub-advisor is the Federated Investment Management Company. The following Investment Portfolios are available under the Contract:

Federated Capital Income II

The Fund's objective is high current income and moderate capital appreciation. It pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential.

The Federated High Income Bond Fund II

The Fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

Federated International Equity II

The Fund seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

JANUS ASPEN SERIES

Each Portfolio is a series of Janus Aspen Series, a Delaware statutory trust. Janus Capital Management LLC is the investment adviser to the Portfolios. Janus Aspen INTECH Risk-Managed Core Portfolio is subadvised by Enhanced Investment Technologies, LLC ("INTECH"). Janus Aspen MidCap Value Portfolio is subadvised by Perkins, Wolf, McDonnell and Company, LLC. The following Investment Portfolios are available under your Contract:

Janus Aspen Growth and Income

The Fund's objective is long-term capital growth and current income. It pursues its investment objective by normally emphasizing investments in common stocks. The Portfolio normally invests up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the Portfolio may invest include: domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures; other securities with equity characteristics.

Janus Aspen Janus Portfolio

The fund's objective is to seek long-term growth of capital. It pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2008, the Portfolio's weighted average market capitalization was $52.1 billion.

Janus Aspen Overseas Portfolio

The fund's objective is to seek long term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Perkins MidCap Value Portfolio

The fund's objective is to seek capital appreciation. It pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2008, they ranged from approximately $24 million to $13.8 billion.

Janus Aspen Worldwide Portfolio

The fund's objective is to seek long term growth of capital consistent with preservation of capital. It pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities.


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LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. The following Investment Portfolios are available under the
Contract:

Lazard Retirement Emerging Markets Equity Portfolio

The Fund's objective is Long Term Capital Appreciation. A bottom-up approach to stock selection following a relative-value investment style. Screening processes first identify companies that are attractively priced relative to their financial returns. Then fundamental analysis considers sustainability of returns, while accounting validation examines companies' stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry and country concentrations in order to ensure diversification. Invests in 60-90 securities, with a market capitalization of $300 million or greater, that are domiciled in countries that comprise the MSCI Emerging Markets Index.

Lazard Retirement International Equity Portfolio

The Fund's objective is Long Term Capital Appreciation. It takes a bottom-up approach to stock selection following a relative-value investment style. Screening processes first identify companies that are attractively priced relative to their financial returns. Then fundamental analysis considers sustainability of returns, while accounting validation examines companies' stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry and country concentrations in order to ensure diversification. Invests in 60-80 securities, with a market capitalization of $3 billion or greater, that are domiciled in countries that comprise the MSCI EAFE Index.

Lazard Retirement U.S. Small Cap Equity Portfolio

The Fund's objective is long term capital appreciation. It pursues a value investment style, primarily investing in relatively small U.S. companies with market caps in the range of the Russell 2000 Index. A bottom-up approach to stock selection seeks companies with strong financial productivity that--based on earnings, cash flow, or asset value--may be undervalued. Screening seeks to identify companies that are attractively priced relative to their financial returns. Fundamental analysis considers sustainability of returns and validates stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry concentrations in order to ensure diversification.

Lazard Retirement U.S. Strategic Equity Portfolio

Pursues a relative-value style, investing in large-cap companies with market caps in the range of companies included in the S&P 500. A bottom-up approach to stock selection seeks companies with strong financial productivity that--based on earnings, cash flow, or asset value--may be undervalued. Screening seeks to identify companies that are attractively priced relative to their financial returns. Fundamental analysis considers sustainability of returns and validates stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry concentrations in order to ensure diversification. Generally holds 55-75 securities of U.S. companies with market caps of $5B or more. The fund may also invest up to 15% of assets in non-U.S. equities that trade in U.S. markets. Portfolio returns are benchmarked to the S&P 500 Index.

LEGG MASON PARTNERS FUND ADVISOR, LLC

INVESTMENT MANAGER AND SUBADVISORS

Legg Mason Partners Fund Advisor, LLC ("LMPFA"), with offices at 620 Eighth Avenue, New York, New York 10018, is the funds' investment manager. LMPFA provides administrative and certain oversight services to the funds and manages the equity funds' cash and short-term investments. Clear Bridge Advisors, LLC ("ClearBridge") provides the day-to-day portfolio management of certain of the funds. ClearBridge has offices at 620 Eighth Avenue, New York, New York 10018 and is an investment adviser that was formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005. Western Asset Management Company ("Western Asset") and Western Asset Management Company Limited ("Western Asset Limited") provide the day-to-day portfolio management of certain of the funds as subadvisers. Western Asset, established in 1971 and having offices at 385 East Colorado Boulevard, Pasadena, California 91101, and Western Asset Limited, with offices at 10 Exchange Place, London, England, act as investment advisers to institutional accounts, such as corporate pension plans, mutual funds and endowment funds.

Legg Mason Partners Variable Aggressive Growth

The Portfolio seeks capital appreciation. Invests primarily in common stocks of companies the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies comprising the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher growth rates are often achieved by small to medium-sized companies, a significant portion of the fund's assets may be invested in the securities of such companies.

Legg Mason Partners Variable Capital and Income

The Portfolio seeks total return (a combination of income and long-term capital appreciation). The fund invests in equity and fixed income securities of both U.S. and foreign issuers. The fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with options on securities indices. Securities rated below investment grade are commonly referred to as junk bonds. Fixed income securities may be of any maturity.

Legg Mason Partners Variable Fundamental Value

The Portfolio seeks long-term capital growth with current income a secondary consideration. Invests primarily in common stocks and common stock equivalents of companies


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the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the portfolio managers believe smaller companies offer more attractive value opportunities. The fund may invest up to 35% of its assets in convertible bonds, preferred stock, warrants and interest paying debt securities, and up to 10% of the fund's assets may be invested in below investment grade bonds.

Legg Mason Partners Variable Global High Yield Bond

The Portfolio seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign companies and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related instruments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets. Emerging market countries are countries that, at the time of investment, are represented in the JP Morgan EMBI Global Index or categorized by the World Bank in its annual categorization as middle- or low-income. The fund may also invest up to 100% of its assets in securities of foreign issuers.

Legg Mason Partners Variable Large Cap Growth

The Portfolio seeks long-term growth of capital. It invests at least 80% of its assets in equity securities or other investments with similar economic characteristics of U.S. companies with large market capitalizations. Large market capitalizations are currently defined as those whose market capitalizations are similar to companies in the Russell 1000 index. The fund may also invest up to 20% of its assets in equity securities of companies with smaller market capitalizations.

Legg Mason Partners Variable Strategic Bond

The Portfolio seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in a globally diverse portfolio of fixed income securities and, under normal circumstances, the fund invests at least 80% of its assets in fixed income securities and related instruments. The portfolio managers have broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities: U.S. government obligations, investment and non-investment grade U.S. and foreign corporate debt, including issuers in emerging market countries, mortgage and asset-backed securities and investment and non-investment grade sovereign debt, including issuers in emerging market countries. The fund may invest up to 100% of its assets in securities of foreign issuers, including securities of issuers located in emerging markets.

LORD ABBETT SERIES FUND, INC.

Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

Lord Abbett Series Fund, Inc. - America's Value

The Fund's goal is long-term growth and current income through investing in U.S. and select international mid and large cap companies along with investment-grade, high-yield, and convertible bonds. The Fund invests across a combination of capital-appreciating and income-generating securities, and has the flexibility to adjust the equity and fixed-income allocations to capture opportunity.

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio

The Fund's goal is long-term growth and current income through investing in U.S. and multinational large cap companies. The Fund focuses on undervalued large companies that have attractive growth prospects, many of which also pay dividends so as to provide current income.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT") is a registered investment company offering multiple portfolios. The portfolios are managed by Neuberger Berman Management Inc and sub-advised by Neuberger Berman, LLC (except for Lehman Brothers High Income Bond Portfolio (formerly, High Income Bond Portfolio) and Lehman Brothers Short Duration Bond Portfolio (formerly Limited Maturity Bond Portfolio), which are each sub-advised by Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. The following portfolios are available under the Contract:

Neuberger Berman AMT Mid-Cap Growth

The objective of the Portfolio is growth of capital. Pursues growth investment style by normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index at the time of purchase. The market capitalization range of the Russell Midcap Index will fluctuate with changes in market conditions and changes in composition of the Index. The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, the Portfolio Manager looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers.

Neuberger Berman AMT Partners

The objective of the Portfolio is growth of capital. It pursues a value investment style, investing primarily in stocks of mid- to large-cap companies. It looks for undervalued stocks of well-managed companies with strong fundamentals, consistent cash flow, and a sound earnings record through all phases of the market cycle. It seeks to reduce risk by diversifying among many companies and industries.

Neuberger Berman AMT Regency

The objective of the Portfolio is growth of capital. It pursues a value investment style, investing primarily in stocks of mid-cap companies that investors have overlooked. It aims to


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invest in "middle weight champions" -- well-managed companies with dominant market share, strong fundamentals, consistent cash flow, and a sound earnings record through all phases of the market cycle. It seeks to reduce risk by diversifying among many companies and industries.

Neuberger Berman Short Duration Bond

The objective of the Portfolio is the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal Invests mainly in investment grade bonds and other debt securities from U.S. gov't and corporate issuers. To enhance yield and add diversification may invest up to 10% of assets in below investment grade securities, if, at the time of purchase they are rated at least B by Moody's or Standard & Poor's or if unrated by either of these, deemed by the investment manager to be of comparable quality. The Fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of three years or less. The Portfolio Managers monitor national trends in the corporate and government securities markets, as well as a range of economic and financial factors. If particular sectors of the bond market appear relatively inexpensive, the Portfolio Managers may increase the Fund's exposure in those sectors and decrease exposure in other sectors. The Portfolio Managers look for securities that appear under priced compared to securities of similar structure and credit quality. In choosing lower-rated securities, the managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers' outlook on the investment or the market changes.

Neuberger Berman AMT Small Cap Growth

The objective of the Portfolio is long term capital appreciation. Pursues a growth investment style by normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The market capitalization range of the Russell 2000 Index will fluctuate with changes in market conditions and changes in composition of the Index. In choosing companies that the Portfolio Manager believes are likely to achieve the Fund's objective, the Portfolio Manager also will consider the company's overall business qualities. These qualities include the company's profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the Portfolio Manager believes may have greater potential to appreciate in price, the Portfolio Manager will invest the Fund in smaller companies that are not closely followed by major Wall Street brokerage houses and large asset management firms. The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.

Neuberger Berman AMT Socially Responsive

The objective of the portfolio is long-term growth of capital. It invests mainly in mid- to large-cap companies that meet the fund's financial criteria and social policy. It aims to reduce risk by investing across many different industries. It pursues research-driven and valuation-sensitive approach to stock selection, seeking stocks in well-positioned businesses believed to be undervalued. It looks for leadership in three areas: 1) environmental concerns,
2) diversity in the work force, and 3) progressive employment and workplace practices, and community relations. Also looks at company's record in public health and the nature of its products. Firms judged on overall corporate citizenship, considering their accomplishments as well as their goals. Seeks to avoid companies deriving revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The fund does not invest in companies that derive revenue primarily from non-consumer sales to the military.

NORTHERN LIGHTS VARIABLE INSURANCE TRUST

The Northern Lights Variable Insurance Trust is a Delaware statutory trust offering multiple portfolios including Changing Parameters and JNF, managed by Changing Parameters, LLC, and JNF Advisors, Inc., respectively. JNF Advisors, Inc. retains certain sub-advisers to manage its funds. Please see the underlying fund prospectus for details.

JNF Chicago Equity Partners Balanced

The JNF Fund seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level.

JNF Chicago Equity Partners Equity

The Fund seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing portfolio risks that lead to volatility and are not consistently rewarded.


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JNF Loomis Sayles Bond

The Portfolio seeks high total investment return through a combination of current income and capital appreciation by investing at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities.

JNF Money Market

The Portfolio seeks to provide as high a level of current income as is consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations.

PIMCO VARIABLE INSURANCE TRUST

The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT All Asset

The Fund seeks maximum real return consistent with preservation of real capital and prudent investment management. A "fund of funds", this portfolio normally invests all of its assets in a wide selection of PIMCO funds. The fund's strategy is actually a combo of several strategies which together seek to increase an investor's real return potential. Strategies include: 1) inclusion of non-trade asset classes such as Treasury Inflation-Protected Securities
(TIPS), commodities & emerging mkt bonds; 2) investment with managers who have delivered solid returns over a variety of market conditions; and 3) tactical allocation, allowing the manager to make timely adjustments to the portfolio allocation in pursuit of additional return. Primary benchmark is the Barclays Capital 1-10 Year TIPS Index. Also uses the Consumer Price Index (CPI) + 5% as a secondary benchmark--an explicit statement about the fund's goal to enhance purchasing power in a meaningful way.

PIMCO VIT CommodityRealReturn TM Strategy Portfolio

The Fund seeks maximum real return consistent with prudent investment management. Normally invests in commodity-linked derivatives backed by a portfolio of inflation-indexed securities and other fixed income instruments. Rather than invest directly in physical commodities, fund employs an "enhanced index" strategy. It uses commodity-index-linked derivative instruments, to gain 100% exposure to the investment return of the Dow Jones AIG Commodity Total Return Index. The fund fully collateralizes the commodity-index-linked derivatives by investing its assets in an actively managed portfolio of inflation-indexed bonds (for a return linked to changes in the rate of inflation) and other fixed income securities. As a result the Fund attempts to employ a Double Real strategy, seeking to capitalize on the inflation-hedging properties of both commodities and inflation-indexed bonds.

PIMCO VIT Emerging Markets Bond

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Normally invests at least 80% of assets in fixed inc instruments of issuers that are economically tied to countries with emerging securities markets (den. in non-U.S. currencies or the U.S. $). Average duration varies based with forecast for interest rates, is not expected to exceed 8 yrs. Broad discretion to invest in emerging market countries, generally as defined by the World Bank, or the UN. The fund puts emphasis on countries with relatively low GNP per capita, with the potential for rapid economic growth. Country/currency composition is based on relative interest, inflation, and exchange rates, monetary and fiscal policies, trade and current acct balances, etc. Likely to concentrate in Asia, Africa, the Mid-East, Latin Am. and the developing countries of Europe. It may invest assets in high yield securities sub to a max of 15% of assets in securities rated below B.

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Normally invests at least 80% of assets in fixed income instruments of issuers located outside the US, representing at least 3 foreign countries. It may use futures (and related options) to replicate bond positions. Securities are normally denominated in major foreign currencies. Normally hedges at least 80% of exposure to foreign currency. PIMCO selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of the Fund normally varies within a 3- to 7-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher.

PIMCO VIT Global Bond (Unhedged)

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Normally invests at least 80% of assets in fixed inc. instruments of issuers located in at least 3 countries (including the US). It may use futures contracts (& related options). It invests primarily in economically developed countries. Securities may be denominated in major foreign currencies, baskets of foreign currencies (e.g. the euro), or the US$. Foreign country/currency compositions are based on various factors, including, rel. interest rates, exch. rates, monetary & fiscal policies, trade & current acct balances. Investments in the securities of issuers loc. outside the US will normally vary between 25% & 75% of the portfolio's assets. Average Portfolio duration normally varies within in a 3 to 7 year time frame. It may invest up to 10% of assets in high yield bonds.

PIMCO VIT High Yield

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Normally invests at least 80% of assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least Caa or CCC, subject to a maximum of 5% of total assets in securities rated Caa or CCC. The remainder of the assets may be invested in investment


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grade fixed income Instruments. Average portfolio duration of this Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. May invest up to 20% of assets in securities denominated in foreign currencies and may invest beyond this limit in US dollar-denominated securities of foreign issuers. Portfolio will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO VIT Real Return

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.

It focuses on inflation-indexed, fixed income securities and invests primarily in inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Employs both top down and bottom-up strategies: top-down investment process develops a 3-5 year outlook for the global economy and interest rates in order to determine basic portfolio parameters--e.g.. duration, yield-curve positioning, sector weightings and credit quality. Bottom-up strategies and analytics drive process of seeking undervalued securities. Duration (sensitivity to interest rates) normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index.

PIMCO VIT Short Term

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. Normally invests at least 65% of assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration will normally not exceed one year, but may vary based on forecast for interest rates. The dollar-weighted average portfolio maturity of this portfolio is normally not expected to exceed three years. Invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P. May invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers".

PIMCO VIT Total Return

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Invests primarily in intermediate maturity, fixed income securities, including U.S. government and corporate bond securities, mortgage and other asset-backed securities, U.S. dollar and non-U.S. dollar-denominated securities of non-U.S. issuers, and money market instruments.. Employs both top-down and bottom-up strategies: top-down investment process develops 3-5 year outlook for global economy and interest rates to determine basic portfolio parameters--e.g.duration, yield-curve positioning, sector weightings and credit quality. Bottom-up strategies and analytics drive process of seeking undervalued securities. It maintains average duration between 3-6 years, and plans to stay within one year of the duration of the Lehman Brothers Aggregate Bond Index.

PIONEER VARIABLE CONTRACTS TRUST (Class II Shares)

Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

Pioneer Equity Income

The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Pioneer Fund

The Portfolio seeks reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

Pioneer High Yield

The Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

Pioneer Mid Cap Value

The Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index.

ROYCE CAPITAL FUND

Royce Capital Fund is a registered management investment company with multiple Portfolios. Royce & Associates, LLC ("Royce") is the investment adviser and is responsible for the management of the Portfolios' assets. The following Investment Portfolios are available under the Contract:

Royce Capital Fund--Micro-Cap

This portfolio's primary investment objective is long term growth of capital. It invests primarily in "micro-cap" companies with market caps less than $400M with a bias towards companies with conservatively-structured balance sheets and lower valuations. Micro-cap universe is large, with 6,700+ companies and about $475B in total market cap. The sector is less well-known, due to its size, limited research coverage and limited institutional following--and thus provides more opportunity to find pricing inefficiencies. Investors in the Fund should have a longer-term investment horizon of at least 3-years.


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Royce Capital Fund--Small-Cap

This portfolio's primary investment objective is long term growth of capital. It invests primarily in small-cap companies with market caps of less than $2B at time of investment. It looks for companies with excellent business strengths and/or prospects for growth, high internal rates of return and low leverage that are trading significantly below the manager's estimate of their intrinsic worth.

RYDEX VARIABLE TRUST

Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading other than the following (this list may change at any time without notice): All Cap Opportunity Fund, Alternative Strategies, Commodities Strategy Managed Futures, Multi Hedge Strategies, Multi-Cap Core Equity, Hedged Equity, International Opportunity, Essential Portfolio Aggressive, Essential Portfolio Conservative, Essential Portfolio Moderate. The following Investment Portfolios are available under the Contract:

Rydex VT All-Cap Opportunity

The fund's objective is long term capital appreciation. It seeks to respond to the dynamically changing economy by moving investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

Rydex VT Banking

The Fund's objective is Capital Appreciation by investing in companies involved in the banking sector. Companies include commercial banks and their holding companies, and savings and loan institutions. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Basic Materials

The Fund's objective is Capital Appreciation. It Invests in companies engaged in mining, manufacturing and sales of basic materials (i.e., lumber, steel, chemicals). Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Biotechnology

The Fund's objective is Capital Appreciation. It invests in companies involved in the biotechnology area. Companies include research and development, genetic or other biological engineering, and the design, manufacture or sale of related biotechnology products or services. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT CLS AdvisorOne Amerigo

The Fund's objective is long-term growth of capital without regard to current income. Operates as a "fund of funds" investing in exchange traded funds (ETFs), mutual funds, and closed-end funds that seek capital appreciation by investing in common stocks (including foreign) or convertibles. Although Fund does not seek current income, it may invest up to 20% of assets in funds that invest in fixed income securities of varying credit quality and duration should such funds offer potential for capital appreciation. Varies allocations to underlying funds in response to economic/market trends, assessing the relative risk/reward potential throughout the financial markets and seeking a mix that will most likely achieve capital growth. Normally invests assets in funds from several different fund families and managers, having a variety of different investment goals and strategies.

Rydex VT CLS AdvisorOne Berolina

The Fund seeks to provide growth of capital and total return. The Berolina Fund is a "fund of funds" and pursues its investment objective by investing primarily in exchange-traded funds ("ETFs"), traditional open-end investment companies ("mutual funds") and closed-end investment companies ("closed-end funds") that are not affiliated with the Trust (collectively, the "underlying funds").

Rydex VT CLS AdvisorOne Clermont

The Fund's objective is current income and growth of capital. Operates as a "fund of funds" investing in exchange traded funds (ETFs), mutual funds, and closed-end funds that seek current income and capital growth. Invests in funds that seek capital appreciation by investing in stocks (including foreign) or convertibles. Invests at least 20% of assets in funds that invest in bonds of varying credit qualities and duration to maximize total return. May invest up to 80% of assets in funds that invest in futures & futures options. Varies allocations to underlying funds in response to economic/market trends, assessing relative risk/reward potential throughout financial markets, seeking a mix that will most likely achieve current income or capital growth. Normally invests in funds from several different fund families and managers, having a variety of different investment goals and strategies.

Rydex VT Consumer Products

The Fund's objective is Capital Appreciation. Invests in companies engaged in manufacturing finished goods and services both domestically and internationally. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Dow 2x Strategy

The Fund's objective is investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. Will attempt to consistently apply leverage to increase the


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exposure to indicated percentage goal (120% - 200%) of its benchmark. On a day-to-day basis, the portfolios hold US gov't securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Electronics

The Fund's objective is Capital Appreciation. Invests in companies involved in the electronics sector. Companies include semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Energy Fund

The Fund's objective is Capital Appreciation. Invests in the energy field, including companies involved with the exploration, production and development of oil, gas, coal and alternative energy sources. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Energy Services

The Fund's objective is Capital Appreciation. Invests in companies involved with the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Europe 1.25x Strategy

The Fund's objective is to achieve investment results that correlate to the daily price movement of the Dow Jones Stoxx 50 Index. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. Will attempt to consistently apply leverage to increase the fund's exposure to 125% of its benchmark. On a day-to-day basis, the portfolios hold US gov't securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Financial Services

The Fund's objective is Capital Appreciation. Invests in commercial banks, savings and loan associations, insurance companies, brokerage companies, real estate, and leasing companies. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Government Long Bond 1.2x Strategy

The Fund's objective is to achieve investment results that correspond to a benchmark for U.S. gov't securities. The current benchmark is 120% of the daily price movement of the Long Treasury Bond. Invests principally in U.S. gov't securities and in leveraged instruments, such as certain futures and options contracts.

Rydex VT Health Care

The Fund's objective is Capital Appreciation. Invests in companies involved in the health care industry. Includes companies that research, develop or sell pharmaceuticals, companies that design, manufacture or sell medical products or instruments, and biotechnology research and development firms. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Internet

The Fund's objective is Capital Appreciation. Invests in companies that provide products or services designed for or related to the internet. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Inverse Dow 2x Strategy

The Fund's objective is to achieve investment returns that inversely correlate to the daily performance of the DJIA. Inverse index portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds US Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse Government Long Bond Strategy

The Fund seeks total returns that inversely correlate to the daily price movement of the Long Treasury Bond. An index portfolio designed to benefit from rising interest rates. May engage in short sales of long-term Treasury bonds, buy put options on T-Bond futures and sell T-Bond futures. As its primary investment strategy, Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. gov't securities or cash equivalents to collateralize these obligations. May also enter into repurchase agreements.

Rydex VT Inverse Mid-Cap Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index. Inverse index portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-


                                                                              37
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day basis, the Fund holds US Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse NASDAQ-100(R) Strategy

The Fund seeks investment returns that inversely correlate to the performance of the NASDAQ 100 Index. Inverse index portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds US Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse Russell 2000(R) Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the Russell 2000 Index. Inverse index portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds US Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse S&P 500 Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the S&P 500 Index. Aims for a close inverse correlation with the S&P 500, so that if the index should decrease by 5% on a particular day, the fund would gain 5%. The fund will not own the securities included in the underlying index. Instead, the fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices. Typically maintains a significant portion of assets in U.S. Treasury securities as cover for the investment techniques it employs.

Rydex VT Japan 2x Strategy

The Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The Japan 2x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Nikkei 225 Stock Average and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.

This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index.

Rydex VT Leisure

The Fund's objective is Capital Appreciation. Invests in companies engaged in the leisure and entertainment business. Includes hotels, resorts, casinos, radio and television broadcasting and advertising firms, motion picture production companies, toys and sporting goods companies, companies of musical recordings and instruments, and companies involved with alcohol and tobacco. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Mid Cap 1.5x Strategy

The Fund seeks investment results that correlate to the performance of a specific benchmark for mid-cap securities. Current benchmark is the S&P 400 Index. Invests principally in securities of companies included in the S&P 400 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, and stock indices. Will attempt to consistently apply leverage to increase the exposure to 150% of its benchmark. The investment objective of the Fund is non-fundamental.

Rydex VT Multi-Cap Core Equity

The Fund's objective is long-term capital appreciation. Invests in a broad mix of equities, equally weighted across the small, medium and large market capitalization ranges. All capitalizations are exposed to all sectors. Uses a quantitative GARP (Growth at a Reasonable Price) approach to blend growth and value strategies.

Rydex VT NASDAQ-100(R) 2x Strategy

The Fund seeks investment returns that match 200% of the performance of the NASDAQ 100 Index on a daily basis. Invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. On a day-to-day basis, the portfolios hold US gov't securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Nova

The Fund seeks investment results that match the performance of a specific benchmark on a daily basis. Current benchmark is 150% of the performance of the S&P 500 Index. Invests to a significant extent in leveraged instruments, such as futures and options on securities and stock indices, as well as equity securities. Futures and options enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.


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Rydex VT Precious Metals

The Fund's objective is Capital Appreciation. Invests in U.S. and foreign companies involved in the precious metals sector. Includes companies involved with exploration, mining, production and development, and other precious metals related services. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Real Estate

The Fund's objective is Capital Appreciation. Invests in companies that are involved in the real estate industry including real estate investment trusts (REITS). Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Retailing

The Fund's objective is Capital Appreciation. Invests in companies engaged in merchandising finished goods and services. Includes department stores, restaurant franchising, mail order operations, and other companies involved in selling products to the consumer. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Russell 2000(R) 1.5x Strategy

The Fund seeks investment results that correlate to the performance of a specific benchmark for small-cap securities. Current benchmark is the Russell 2000 Index. Invests principally in securities of companies included in the Russell 2000 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, and stock indices. Will attempt to consistently apply leverage to increase the exposure to 150% of its benchmark.

Rydex VT Russell 2000(R) 2x Strategy

The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of and any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

Rydex VT S&P 500 MidCap 400 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT S&P 500 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT S&P 500 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT S&P MidCap 400 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT SmallCap 600 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT SmallCap 600 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT Technology

The Fund's objective is Capital Appreciation. Invests in companies involved in the technology sector. Includes computer software and services companies, semiconductor manufacturers, networking and telecommunications


                                                                              39
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equipment manufacturers, and PC hardware and peripherals companies. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Telecommunications

The Fund's objective is Capital Appreciation. Invests in companies engaged in the development, manufacturer or sale of communications services or equipment. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Transportation

The Fund's objective is Capital Appreciation. Invests in companies providing transportation services or those engaged in the design, manufacture, distribution and sale of transportation equipment. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT U.S. Government Money Market

The Fund's objective is security of principal, high current income and liquidity. Invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Gov't, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Gov't securities. May also invest in Eurodollar time deposits.

Rydex VT Utilities

The Fund's objective is Capital Appreciation. Invests in companies that operate public utilities. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

SELIGMAN PORTFOLIOS, INC.

Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

Seligman Communications and Information (Class II)

The Portfolio seeks long term capital appreciation. Invests in companies in the communications, information and related industries. May invest in companies of any size, seeking those with the greatest prospects for future growth. Uses a bottom-up stock selection approach, with in-depth research to identify companies with superior franchises and business models that are generating cash flow, trading at reasonable valuations, and guided by experienced management.

Seligman Global Technology (Class II)

The Portfolio seeks long-term capital appreciation Invests globally in companies in technology and technology-related industries. May invest in companies of any size, seeking those with the greatest prospects for future growth. May invest in any country; generally invests in several countries in different geographic regions. Favors in-depth fundamental research with macro analysis (to identify strong technology sectors and/or factors within regions or countries). Seeks companies with strong product cycles, the ability to increase marketshare, quality management (with equity ownership), and attractive valuations relative to earnings forecasts.

THIRD AVENUE VARIABLE SERIES TRUST

The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

Third Avenue Value

The Portfolio seeks long-term capital appreciation by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

Van Eck Worldwide Absolute Return

The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund uses diversified "manager of managers" investment approach. Selects multiple top-tier investment sub-advisors that manage absolute return strategies for "hedge funds" and other accounts. Sub-advisors/investment styles selected for expected returns that should have little or no correlation to major market indices or to each other. Normally uses 3+ unaffiliated sub-advisors. Assets allocated equally among sub-advisors, and rebalanced at least annually. Invests in publicly-traded securities + other liquid investments affording strategic/tactical opportunities to use absolute return strategies. Strategies include: event-driven, relative value/arbitrage (pairs trading, convertible arbitrage, fixed income or interest rate arbitrage), market timing, market neutral, long/short equity, long-only, short-only, distressed securities, fixed income and high yield investment strategies.

Van Eck Worldwide Bond

The Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities. May also invest in unrated securities of comparable quality. No limits on amount fund may invest in a single country or in securities denominated in one currency. Normally, will invest in at least 3 countries besides the U.S. Intends to invest no more than 20% of assets in lower-rated debt ("junk bonds"), and then only in lower-rated debt issued by governments or government agencies. Average maturity expected to be in the 3-10 year range.


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Van Eck Worldwide Emerging Markets

The Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world, having potential for rapid economic growth. Emphasis is on equities but may also invest in debt securities of any quality as long as not more than 20% of assets are held in debt securities rated below investment grade.

Van Eck Worldwide Hard Assets

The Fund seeks long-term capital appreciation by investing primarily in domestic and foreign hard asset securities, with at least 5% of assets in: precious metals, natural resources, real estate, and commodities sectors. May concentrate up to 50% of assets in one hard asset sector. Normally invests in at least 3 countries, including the U.S., however there is no limit on how much the fund may invest in any one country -- developed or underdeveloped. Hard asset securities can help produce long-term capital appreciation and protect capital against inflation during cyclical economic expansions; they tend to move independently of industrial shares, potentially offsetting the fluctuation (and perhaps increasing the return) of an industrial equity portfolio.

Van Eck Worldwide Real Estate

The Fund seeks to maximize return through investments in the real estate industry. Invests in domestic and foreign companies principally engaged in the real estate industry, or with significant real estate assets. Normally invests in at least 3 countries, including the U.S. Invests primarily in equities, but may invest up to 20% of assets in debt securities of real estate companies or in equity or debt securities of non-real estate companies. Will not invest more than 20% of assets in debt securities rated lower than Baa.

WELLS FARGO ADVANTAGE FUNDS

The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and sub advised by Wells Capital Management Incorporated The following Funds are available under the Contract:

Wells Fargo Advantage VT Discovery

The Fund seeks long-term capital appreciation. We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, which was $41.7 billion as of December 31, 2007, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

Wells Fargo Advantage VT Opportunity

The Fund seeks long-term capital appreciation. We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap(R) Index. The range of the Russell Midcap(R) Index was $4.5 billion to $41.7 billion respectively, as of December 31, 2007, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.


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APPENDIX B--EARNINGS PROTECTION BENEFIT RIDER EXAMPLES

      The following examples demonstrate how the Earnings Protection Benefit rider death benefit is calculated. Each example assumes a $100,000 initial Purchase Payment, a $25,000 Purchase Payment on the second Contract Anniversary, and no withdrawals. The examples also assume that the Contract is issued to one Owner who is age 60 on the issue date. Finally, each example assumes that the death of the Owner occurs on the 7th Contract Anniversary.

Market Increase Example

      The Contract Value as of the date We receive due proof of death of the Owner is $150,000. The following benefit would be payable by the rider:

Base Death Benefit
Contract Value =                                                       $150,000

Sum of all Purchase Payments reduced by Equivalency Withdrawals =      $125,000

Contract Gain =                                                        $25,000

All Purchase Payments applied to the Contract except Purchase
Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the
Contract =                                                             $125,000

Eligible Gain = Lesser of $25,000 or $125,000 =                        $25,000

Base Death Benefit = 50% x Eligible Gain =                             $12,500

Optional Death Benefit (paid in addition to the base death
benefit) Optional Coverage Percentage =                                  40%

Initial Purchase Payment less Equivalency Withdrawals =                $100,000

Sum of all Purchase Payments reduced by withdrawals, less
Contract Value, when the sum of all Purchase Payments reduced by
Withdrawals is greater than Contract Value =                             N/A

Optional Gain = (40% x $100,000) =                                     $40,000

Optional Death Benefit = 50% x Optional Gain =                         $20,000

Total Death Benefit provided by the rider = $12,500 + $20,000 =        $32,500

Market Decrease Example

      The Contract Value as of the date We receive due proof of death of the Owner is $104,000. The following benefit would be payable by the rider:

Base Death Benefit
Contract Value =                                                       $104,000

Sum of all Purchase Payments reduced by Equivalency Withdrawals =      $125,000

Contract Gain =                                                           $0

All Purchase Payments applied to the Contract except Purchase
Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the
Contract =                                                             $125,000

Eligible Gain = Lesser of $0 or $125,000 =                                $0

Base Death Benefit = 50% x Eligible Gain =                                $0

Optional Death Benefit (paid in addition to the base death
benefit) Optional Coverage Percentage =                                   40%

Initial Purchase Payment less Equivalency Withdrawals =                $100,000

Sum of all Purchase Payments reduced by withdrawals, less
Contract Value, when the sum of all Purchase Payments reduced by
Withdrawals is greater than Contract Value = $125,000 w $104,000 =     $21,000

Optional Gain = 40% x $100,000 - $21,000 =                             $19,000

Optional Death Benefit = 50% - Optional Gain =                          $9,500

Total Death Benefit provided by the rider = $0 + $9,500 =               $9,500


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                                   APPENDIX C
       Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

                                                                      Upon             Upon
State                                                            Premium Payment  Annuitization  Nonqualified   Qualified
-----                                                            ---------------  -------------  ------------   ---------
California ...................................................                          X            2.35%        0.50%
Florida ......................................................                          X            1.00%        1.00%
Maine.........................................................         X                             2.00%(1)
Nevada........................................................                          X            3.50%
South Dakota..................................................         X                             1.25%(2)
Texas ........................................................                          X            0.04%3       0.04%
West Virginia.................................................                          X            1.00%        1.00%
Wyoming.......................................................         X                             1.00%
Commonwealth of Puerto Rico...................................         X                             1.00%(4)     1.00%

NOTE: The above tax deduction rates are as of January 1, 2008. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

      For a more detailed explanation of the assessment of taxes, see "Expenses - Premium Taxes."

----------
(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

(3) The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 so that the rate going forward is now 1%, effective July 1, 2007.


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           APPENDIX D--GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES

Example 1--Assume you select the Guaranteed Minimum Withdrawal Benefit rider when you purchase your Contract and your initial Purchase Payment is $100,000.

o     Your Benefit Amount is $100,000, which is your initial Purchase Payment.

o     Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

Example 2--If you make an additional Purchase Payment of $50,000, then

o Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Purchase Payment ($50,000).

o Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

Example 3--Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract year that follows the Waiting Period, then

o Your remaining Benefit Payments are $93,000, which is your Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

o Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

Example 4--Assume the same facts as Example 1. If you withdraw $50,000, and your Contract Value is $150,000 at the time of the withdrawal, then

o Since the withdrawal ($50,000) exceeds your Benefit Payment ($7,000), We recalculate your Benefit Payment as follows:

o The adjusted Benefit Payment is equal to the Benefit Payment ($7,000) prior to the withdrawal multiplied by the quantity of one (1) minus the ratio of the withdrawal ($50,000) divided by the Contract Value ($150,000) prior to the withdrawal.

o The adjusted Benefit Payment equals $4,667 [$7,000 times (1 minus $50,000/$150,000)]

Example 5--If you elect to "step-up" the benefit amount after the fifth year, assuming you have made no withdrawals, and your Contract Value at the time of step-up is $200,000, then

o We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

o Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

--------------------------------------------------------------------------------

Appendix E - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account F's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account F's financial statements and related notes which are included in the Statement of Additional Information.

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
Basic Value Fund (inception date May 1, 2003)
---------------------------------------------
Beginning AUV                (a)  $16.333   $16.342   $14.673   $14.113   $12.913   $10.000       N/A       N/A       N/A       N/A
                             (b)  $12.759   $12.869   $11.647   $11.293   $10.416    $9.931       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $7.745   $16.333   $16.342   $14.673   $14.113   $12.913       N/A       N/A       N/A       N/A
                             (b)   $6.003   $12.759   $12.869   $11.647   $11.293   $10.416       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            21        30        41        57        65        66       N/A       N/A       N/A       N/A

Core Equity Fund (inception date May 1, 2006)
---------------------------------------------
Beginning AUV                (a)  $11.578   $10.861   $10.043       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $11.424   $10.802   $10.043       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $7.975   $11.578   $10.861       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $7.806   $11.424   $10.802       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           155       171       184       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Financial Services Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                (a)  $10.242   $13.354   $11.629   $11.135   $10.391    $8.132    $9.691   $10.078       N/A       N/A
                             (b)   $9.921   $13.040   $11.447   $11.048   $10.393    $9.923       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $4.095   $10.242   $13.354   $11.629   $11.135   $10.391    $8.132    $9.691       N/A       N/A
                             (b)   $3.935    $9.921   $13.040   $11.447   $11.048   $10.393       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            53        31        46        59        84       112       237       384       N/A       N/A

Global Health Care Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                (a)  $12.429   $11.269   $10.859   $10.182    $9.599    $7.618   $10.226   $10.050       N/A       N/A
                             (b)  $12.886   $11.778   $11.440   $10.813   $10.276    $9.935       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.748   $12.429   $11.269   $10.859   $10.182    $9.599    $7.618   $10.226       N/A       N/A
                             (b)   $8.997   $12.886   $11.778   $11.440   $10.813   $10.276       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           160        54        86       244       218       138       184       371       N/A       N/A

Global Real Estate Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                (a)  $28.847   $30.971   $22.024   $19.551   $14.517   $10.604   $10.110   $10.030       N/A       N/A
                             (b)  $19.746   $21.372   $15.320   $13.708   $10.260   $10.000       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $15.744   $28.847   $30.971   $22.024   $19.551   $14.517   $10.604   $10.110       N/A       N/A
                             (b)  $10.691   $19.746   $21.372   $15.320   $13.708   $10.260       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            80       115       201       231       276       183       184        30       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUND: (continued)
High Yield Fund (inception date May 1, 2004)
--------------------------------------------
Beginning AUV                (a)  $11.890   $11.911   $10.907   $10.768    $9.966       N/A       N/A       N/A       N/A       N/A
                             (b)  $11.546   $11.659   $10.762   $10.710    $9.965       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.712   $11.890   $11.911   $10.907   $10.768       N/A       N/A       N/A       N/A       N/A
                             (b)   $8.392   $11.546   $11.659   $10.762   $10.710       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           192       266       248       264       301       N/A       N/A       N/A       N/A       N/A

Mid Cap Core Equity Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                (a)  $17.329   $16.082   $14.694   $13.891   $12.404    $9.958       N/A       N/A       N/A       N/A
                             (b)  $13.832   $12.940   $11.918   $11.357   $10.223    $9.951       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $12.187   $17.329   $16.082   $14.694   $13.891   $12.404       N/A       N/A       N/A       N/A
                             (b)   $9.650   $13.832   $12.940   $11.918   $11.357   $10.223       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            29        26        34        37        45         9       N/A       N/A       N/A       N/A

Technology Fund (inception date May 1, 2001)
--------------------------------------------
Beginning AUV                (a)   $6.536    $6.155    $5.649    $5.607    $5.434    $3.793    $7.236   $10.251       N/A       N/A
                             (b)  $11.650   $11.058   $10.231   $10.236   $10.001    $9.797       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $3.577    $6.536    $6.155    $5.649    $5.607    $5.434    $3.793    $7.236       N/A       N/A
                             (b)   $6.324   $11.650   $11.058   $10.231   $10.236   $10.001       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            25        43        73        74       128       233       147        92       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND:
Capital Appreciation Portfolio
------------------------------
Beginning AUV                (a)  $25.894   $19.666   $16.721   $14.816   $13.888   $10.454   $16.041   $19.351   $26.106   $14.867
                             (b)  $18.482   $14.150   $12.128   $10.832   $10.235    $9.875       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $14.008   $25.894   $19.666   $16.721   $14.816   $13.888   $10.454   $16.041   $19.351   $26.106
                             (b)   $9.918   $18.482   $14.150   $12.128   $10.832   $10.235       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           465       645       790       973     1,270     1,762     1,873     2,428     2,592     1,363

LargeCap Growth Portfolio
-------------------------
Beginning AUV                (a)  $16.643   $14.073   $13.572   $12.284   $11.808    $8.860   $13.409   $15.421   $18.349   $13.913
                             (b)  $14.094   $12.013   $11.678   $10.655   $10.324    $9.888       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.836   $16.643   $14.073   $13.572   $12.284   $11.808    $8.860   $13.409   $15.421   $18.349
                             (b)   $7.423   $14.094   $12.013   $11.678   $10.655   $10.324       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           520       702       882     1,161     1,346     1,549     1,963     2,887     3,086     1,955

MidCap Growth Portfolio
-----------------------
Beginning AUV                (a)  $27.533   $21.225   $19.542   $18.044   $16.187   $11.107   $15.987   $17.345   $16.110   $12.391
                             (b)  $16.673   $12.957   $12.025   $11.192   $10.121    $9.867       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $11.305   $27.533   $21.225   $19.542   $18.044   $16.187   $11.107   $15.987   $17.345   $16.110
                             (b)   $6.791   $16.673   $12.957   $12.025   $11.192   $10.121       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           339       521       608       837     1,078     1,165     1,163     2,022     2,131       605

SmallCap Growth Portfolio
-------------------------
Beginning AUV                (a)  $14.624   $12.650   $10.689    $9.273    $8.068    $5.747    $7.901   $11.368   $15.834   $11.196
                             (b)  $17.773   $15.498   $13.200   $11.544   $10.124    $9.895       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $7.700   $14.624   $12.650   $10.689    $9.273    $8.068    $5.747    $7.901   $11.368   $15.834
                             (b)   $9.283   $17.773   $15.498   $13.200   $11.544   $10.124       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           203       307       507       620       698     1,173       806     1,749     1,012       486

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income Portfolio (inception date October 26, 2001)
-------------------------------------------------------------
Beginning AUV                (a)  $14.049   $13.554   $11.719   $11.332   $10.311    $7.891   $10.266   $10.046       N/A       N/A
                             (b)  $13.815   $13.436   $11.710   $11.414   $10.469    $9.951       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.228   $14.049   $13.554   $11.719   $11.332   $10.311    $7.891   $10.266       N/A       N/A
                             (b)   $8.026   $13.815   $13.436   $11.710   $11.414   $10.469       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            52        64        70        70        93       107       108       145       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
---------------------------------------------
Beginning AUV                (a)  $11.855   $11.457   $10.599   $10.042       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $11.604   $11.306   $10.542   $10.041       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.313   $11.855   $11.457   $10.599       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $9.043   $11.604   $11.306   $10.542       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            45        93        37        22       N/A       N/A       N/A       N/A       N/A       N/A

VP Income & Growth Fund
-----------------------
Beginning AUV                (a)  $14.829   $15.049   $13.034   $12.632   $11.337    $8.887   $11.178   $12.370   $14.033   $12.058
                             (b)  $13.189   $13.493   $11.780   $11.508   $10.412    $9.920       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.565   $14.829   $15.049   $13.034   $12.632   $11.337    $8.887   $11.178   $12.370   $14.033
                             (b)   $8.439   $13.189   $13.493   $11.780   $11.508   $10.412       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           248       335       484       588       718       728       824     1,059     1,134       805

VP Inflation Protection Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV                (a)  $11.431   $10.587   $10.569   $10.553   $10.044       N/A       N/A       N/A       N/A       N/A
                             (b)  $11.100   $10.363   $10.429   $10.497   $10.043       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $11.092   $11.431   $10.587   $10.569   $10.553       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.685   $11.100   $10.363   $10.429   $10.497       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            33        14        13        11        70       N/A       N/A       N/A       N/A       N/A

VP International Fund
---------------------
Beginning AUV                (a)  $18.027   $15.487   $12.561   $11.247    $9.925    $8.083   $10.295   $14.741   $17.973   $11.110
                             (b)  $18.128   $15.698   $12.835   $11.584   $10.304    $9.951       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.808   $18.027   $15.487   $12.561   $11.247    $9.925    $8.083   $10.295   $14.741   $17.973
                             (b)   $9.783   $18.128   $15.698   $12.835   $11.584   $10.304       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           161       268       414       435       494       519       559       697       744       287

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP Value Fund
-------------
Beginning AUV                (a)  $18.130   $19.384   $16.566   $15.994   $14.186   $11.156   $12.947   $11.638    $9.990   $10.217
                             (b)  $12.939   $13.945   $12.013   $11.691   $10.453    $9.973       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $13.090   $18.130   $19.384   $16.566   $15.994   $14.186   $11.156   $12.947   $11.638    $9.990
                             (b)   $9.267   $12.939   $13.945   $12.013   $11.691   $10.453       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           375       564       721       966     1,217     1,251     1,565     2,796     1,695       615

------------------------------------------------------------------------------------------------------------------------------------

DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                (a)  $10.582   $10.925   $10.431   $10.056       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.358   $10.780   $10.375   $10.055       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.393   $10.582   $10.925   $10.431       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $9.120   $10.358   $10.780   $10.375       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             0         0         0         0       N/A       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio (inception date May 1, 2005)
------------------------------------------------------------
Beginning AUV                (a)  $12.701   $12.966   $11.492   $10.131       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $12.432   $12.794   $11.431   $10.130       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.652   $12.701   $12.966   $11.492       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $8.401   $12.432   $12.794   $11.431       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            16        18        14         4       N/A       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV                (a)  $11.231   $10.568    $9.813    $9.604    $9.170    $7.380   $10.534   $13.798   $15.727   $12.261
                             (b)  $12.119   $11.495   $10.760   $10.615   $10.217    $9.888       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $7.262   $11.231   $10.568    $9.813    $9.604    $9.170    $7.380   $10.534   $13.798   $15.727
                             (b)   $7.773   $12.119   $11.495   $10.760   $10.615   $10.217       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           213       257       341       418       559       635       849     1,273     1,592       931

------------------------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND:
Beginning AUV                (a)  $14.406   $13.881   $12.187   $11.805   $10.820    $8.548   $11.166   $12.895   $14.414   $12.120
                             (b)  $13.394   $13.009   $11.514   $11.241   $10.387    $9.923       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.929   $14.406   $13.881   $12.187   $11.805   $10.820    $8.548   $11.166   $12.890   $14.414
                             (b)   $8.235   $13.394   $13.009   $11.514   $11.241   $10.387       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           939     1,184     1,816     2,299     2,781     3,275     4,389     5,568     5,187     3,732

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
-----------------------------
Beginning AUV                (a)  $18.221   $17.742   $14.676   $13.300   $11.238    $8.358    $9.657   $11.285   $11.883    $9.423
                             (b)  $16.452   $16.149   $13.464   $12.300   $10.477   $10.007       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $11.261   $18.221   $17.742   $14.676   $13.300   $11.238    $8.358    $9.657   $11.285   $11.883
                             (b)  $10.086   $16.452   $16.149   $13.464   $12.300   $10.477       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           213       330       525       604       772       648       538       340       176        90

------------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES:
Capital Income Fund II
----------------------
Beginning AUV                (a)  $10.345   $10.085    $8.843    $8.437    $7.784    $6.542    $8.723   $10.254   $11.420   $11.388
                             (b)  $13.291   $13.061   $11.545   $11.103   $10.326   $10.012       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.122   $10.345   $10.085    $8.843    $8.437    $7.784    $6.542    $8.723   $10.254   $11.420
                             (b)  $10.351   $13.291   $13.061   $11.545   $11.103   $10.326       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           123       171       252       238       313       375       832       688       746       551

High Income Bond Fund II
------------------------
Beginning AUV                (a)  $13.267   $13.009   $11.905   $11.760   $10.797    $8.959    $8.963    $8.966    $9.994    $9.906
                             (b)  $12.031   $11.893   $10.971   $10.924   $10.110   $10.012       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.681   $13.267   $13.009   $11.905   $11.760   $10.797    $8.959    $8.963    $8.966    $9.994
                             (b)   $8.710   $12.031   $11.893   $10.971   $10.924   $10.110       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           212       370       605       652       865     1,038     1,395     1,449     1,129       860

International Equity Fund II
----------------------------
Beginning AUV                (a)  $16.832   $15.583   $13.292   $12.357   $10.986    $8.449   $11.094   $15.941   $20.889   $11.457
                             (b)  $15.371   $14.346   $12.334   $11.558   $10.359   $10.000       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.009   $16.832   $15.583   $13.292   $12.357   $10.986    $8.449   $11.094   $15.941   $20.889
                             (b)   $8.161   $15.371   $14.346   $12.334   $11.558   $10.359       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           129       176       245       298       291       290       339       365       396       200

------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES:
Enterprise Portfolio
--------------------
Beginning AUV                (a)  $19.316   $16.052   $14.328   $12.937   $10.865    $8.156   $11.477   $19.224   $28.593   $12.864
                             (b)  $17.509   $14.668   $13.197   $12.011   $10.169    $9.900       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $10.719   $19.316   $16.052   $14.328   $12.937   $10.865    $8.156   $11.477   $19.224   $28.593
                             (b)   $9.638   $17.509   $14.668   $13.197   $12.011   $10.169       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           611       752       944     1,155     1,557     1,757     2,388     3,413     3,584     1,541

Growth and Income Portfolio (inception date March 21, 2003)
-----------------------------------------------------------
Beginning AUV                (a)  $17.139   $15.982   $14.998   $13.539   $12.266   $10.230       N/A       N/A       N/A       N/A
                             (b)  $14.008   $13.168   $12.456   $11.334   $10.351    $9.912       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.941   $17.139   $15.982   $14.998   $13.539   $12.266       N/A       N/A       N/A       N/A
                             (b)   $8.060   $14.008   $13.168   $12.456   $11.334   $10.351       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           194       271       383       466       481       586       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
International Growth Portfolio (inception date March 21, 2003)
--------------------------------------------------------------
Beginning AUV                (a)  $40.527   $32.031   $22.093   $16.934   $14.438   $10.140       N/A       N/A       N/A       N/A
                             (b)  $28.174   $22.448   $15.607   $12.059   $10.364    $9.923       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $19.136   $40.527   $32.031   $22.093   $16.934   $14.438       N/A       N/A       N/A       N/A
                             (b)  $13.197   $28.174   $22.448   $15.607   $12.059   $10.364       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            98       166       220       163        58        36       N/A       N/A       N/A       N/A

Janus Portfolio
---------------
Beginning AUV                (a)  $13.982   $12.321   $11.218   $10.908   $10.584    $8.147   $11.243   $15.150   $17.980   $12.663
                             (b)  $13.091   $11.628   $10.672   $10.460   $10.231    $9.872       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.311   $13.982   $12.321   $11.218   $10.908   $10.584    $8.147   $11.243   $15.150   $17.980
                             (b)   $7.719   $13.091   $11.628   $10.672   $10.460   $10.231       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           841     1,146     1,421     1,699     2,108     2,756     3,610     5,063     5,805     3,067

Worldwide Portfolio
-------------------
Beginning AUV                (a)  $14.966   $13.845   $11.878   $11.378   $11.012    $9.007   $12.260   $16.031   $19.278   $11.887
                             (b)  $13.650   $12.730   $11.008   $10.629   $10.370    $9.911       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.166   $14.966   $13.845   $11.878   $11.378   $11.012    $9.007   $12.260   $16.031   $19.278
                             (b)   $7.388   $13.650   $12.730   $11.008   $10.629   $10.370       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           571       728       941     1,193     1,577     2,083     2,754     4,205     4,715     2,254

------------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Portfolio (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                (a)  $29.587   $22.510   $17.566   $12.653    $9.816       N/A       N/A       N/A       N/A       N/A
                             (b)  $28.731   $22.035   $17.333   $12.585    $9.815       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $14.960   $29.587   $22.510   $17.566   $12.653       N/A       N/A       N/A       N/A       N/A
                             (b)  $14.410   $28.731   $22.035   $17.333   $12.585       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            76       142       149       206        29       N/A       N/A       N/A       N/A       N/A

International Equity Portfolio (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                (a)  $16.263   $14.888   $12.321   $11.292    $9.932       N/A       N/A       N/A       N/A       N/A
                             (b)  $15.792   $14.574   $12.158   $11.232    $9.931       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $10.100   $16.263   $14.888   $12.321   $11.292       N/A       N/A       N/A       N/A       N/A
                             (b)   $9.729   $15.792   $14.574   $12.158   $11.232       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            26        28        37        16         4       N/A       N/A       N/A       N/A       N/A

US Small Cap Equity Portfolio
-----------------------------
Beginning AUV                (a)  $18.014   $19.687   $17.200   $16.772   $14.805   $10.941   $13.478   $11.522    $9.653    $9.311
                             (b)  $12.044   $13.268   $11.685   $11.485   $10.220    $9.937       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $11.284   $18.014   $19.687   $17.200   $16.772   $14.805   $10.941   $13.478   $11.522    $9.653
                             (b)   $7.484   $12.044   $13.268   $11.685   $11.485   $10.220       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           150       223       390       490       627       747       928     1,103       817       101

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.: (continued)
US Strategic Equity Portfolio
-----------------------------
Beginning AUV                (a)  $13.481   $13.804   $11.915   $11.687   $10.602    $8.670   $10.498   $11.507   $11.679   $10.950
                             (b)  $12.742   $13.153   $11.444   $11.316   $10.348    $9.925       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.602   $13.481   $13.804   $11.915   $11.687   $10.602    $8.670   $10.498   $11.507   $11.679
                             (b)   $8.066   $12.742   $13.153   $11.444   $11.316   $10.348       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            47        59       112       130       149       149       142       310       136       134

------------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Aggressive Growth Portfolio (inception date April 30, 2007)
-----------------------------------------------------------
Beginning AUV                (a)   $9.557    $9.898       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $9.505    $9.898       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $5.616    $9.557       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $5.541    $9.505       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             3         3       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Capital and Income Portfolio (inception date April 30, 2007)
------------------------------------------------------------
Beginning AUV                (a)  $10.012    $9.951       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $9.958    $9.950       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $6.415   $10.012       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $6.330    $9.958       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             3         9       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Fundamental Value Portfolio (inception date April 30, 2007)
-----------------------------------------------------------
Beginning AUV                (a)   $9.497    $9.903       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $9.445    $9.902       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $5.939    $9.497       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $5.860    $9.445       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            12        14       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Large Cap Growth Portfolio (inception date April 30, 2007)
----------------------------------------------------------
Beginning AUV                (a)   $9.921    $9.896       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $9.867    $9.895       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $6.134    $9.921       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $6.052    $9.867       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            10         6       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Global High Yield Bond Portfolio (inception date May 1, 2005)
-------------------------------------------------------------
Beginning AUV                (a)  $11.344   $11.512   $10.551   $10.009       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $11.104   $11.360   $10.495   $10.009       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $7.738   $11.344   $11.512   $10.551       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $7.513   $11.104   $11.360   $10.495       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             9        16        17         9       N/A       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST: (continued)
Strategic Bond Portfolio (inception date May 1, 2004)
-----------------------------------------------------
Beginning AUV                (a)  $11.170   $11.107   $10.724   $10.613    $9.998       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.847   $10.873   $10.582   $10.556    $9.998       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.139   $11.170   $11.107   $10.724   $10.613       N/A       N/A       N/A       N/A       N/A
                             (b)   $8.804   $10.847   $10.873   $10.582   $10.556       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            47       116       133       124        11       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.:
America's Value Portfolio (inception date May 1, 2003)
------------------------------------------------------
Beginning AUV                (a)  $16.498   $16.219   $14.358   $14.029   $12.215   $10.000       N/A       N/A       N/A       N/A
                             (b)  $13.601   $13.479   $12.027   $11.846   $10.397    $9.974       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $12.007   $16.498   $16.219   $14.358   $14.029   $12.215       N/A       N/A       N/A       N/A
                             (b)   $9.819   $13.601   $13.479   $12.027   $11.846   $10.397       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            62        95        71        70        65        10       N/A       N/A       N/A       N/A

Growth and Income Portfolio
---------------------------
Beginning AUV                (a)  $18.208   $17.852   $15.437   $15.162   $13.649   $10.565   $13.071   $14.211   $12.447   $10.812
                             (b)  $13.506   $13.350   $11.636   $11.520   $10.454    $9.949       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $11.415   $18.208   $17.852   $15.437   $15.162   $13.649   $10.565   $13.071   $14.211   $12.447
                             (b)   $8.399   $13.506   $13.350   $11.636   $11.520   $10.454       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           444       610     1,006     1,167     1,432     1,500     1,814     1,870     1,339       760

------------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Mid Cap Growth Portfolio (inception date May 1, 2001)
-----------------------------------------------------
Beginning AUV                (a)  $13.318   $11.023    $9.746    $8.689    $7.577    $5.999    $8.610   $10.076       N/A       N/A
                             (b)  $17.221   $14.369   $12.806   $11.509   $10.116    $9.854       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $7.437   $13.318   $11.023    $9.746    $8.689    $7.577    $5.999    $8.610       N/A       N/A
                             (b)   $9.539   $17.221   $14.369   $12.806   $11.509   $10.116       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            70        67       106        85       113        97        66        44       N/A       N/A

Partners Portfolio
------------------
Beginning AUV                (a)  $16.450   $15.259   $13.786   $11.843   $10.095    $7.578   $10.131   $10.573   $10.647   $10.056
                             (b)  $16.264   $15.208   $13.850   $11.993   $10.305    $9.926       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $7.722   $16.450   $15.259   $13.786   $11.843   $10.095    $7.578   $10.131   $10.573   $10.647
                             (b)   $7.573   $16.264   $15.208   $13.850   $11.993   $10.305       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           222       302       305       406       359       329       350       602       514       524

Regency Portfolio (inception date May 1, 2003)
----------------------------------------------
Beginning AUV                (a)  $19.393   $19.039   $17.368   $15.725   $13.033   $10.010       N/A       N/A       N/A       N/A
                             (b)  $14.767   $14.614   $13.438   $12.264   $10.247    $9.957       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $10.360   $19.393   $19.039   $17.368   $15.725   $13.033       N/A       N/A       N/A       N/A
                             (b)   $7.826   $14.767   $14.614   $13.438   $12.264   $10.247       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            66        91       110       103       131        11       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
Short Term Duration Bond Portfolio
----------------------------------
Beginning AUV                (a)  $12.800   $12.390   $12.058   $12.053   $12.129   $12.009   $11.561   $10.779   $10.236   $10.229
                             (b)  $10.243    $9.995    $9.805    $9.879   $10.022   $10.015       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $10.927   $12.800   $12.390   $12.058   $12.053   $12.129   $12.009   $11.561   $10.779   $10.236
                             (b)   $8.674   $10.243    $9.995    $9.805    $9.879   $10.022       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           198       298       398       538       816     1,172     1,722     1,397     1,111       921

Small-Cap Growth Portfolio (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                (a)  $14.441   $14.571   $14.038   $13.835   $12.541   $10.040       N/A       N/A       N/A       N/A
                             (b)  $11.354   $11.548   $11.216   $11.142   $10.181    $9.917       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.619   $14.441   $14.571   $14.038   $13.835   $12.541       N/A       N/A       N/A       N/A
                             (b)   $6.722   $11.354   $11.548   $11.216   $11.142   $10.181       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             8         9        14        16        42        14       N/A       N/A       N/A       N/A

Socially Responsive Portfolio (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV                (a)  $14.160   $13.345   $11.902   $11.295   $10.015       N/A       N/A       N/A       N/A       N/A
                             (b)  $13.750   $13.063   $11.744   $11.234   $10.014       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.455   $14.160   $13.345   $11.902   $11.295       N/A       N/A       N/A       N/A       N/A
                             (b)   $8.145   $13.750   $13.063   $11.744   $11.234       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             3        15        13        19         0       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (inception date May 1, 2007)
---------------------------------------------------
Beginning AUV                (a)   $9.787   $10.028       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $9.735   $10.028       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $7.415    $9.787       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $7.316    $9.735       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           881     1,181       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

JNF Equity Portfolio (inception date May 1, 2007)
-------------------------------------------------
Beginning AUV                (a)   $8.963   $10.012       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $8.915   $10.012       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $5.073    $8.963       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $5.005    $8.915       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           732     1,051       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

JNF Loomis Sayles Bond Portfolio (inception date May 1, 2008)
-------------------------------------------------------------
Beginning AUV                (a)  $10.000       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.000       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $7.615       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $7.574       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             3       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
JNF Money Market Portfolio (inception date May 1, 2008)
-------------------------------------------------------
Beginning AUV                (a)  $10.000       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.000       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $10.073       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.019       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)         2,401       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
------------------------------------------------
Beginning AUV                (a)  $11.090   $10.383    $9.973       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.942   $10.327    $9.972       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.203   $11.090   $10.383       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $9.010   $10.942   $10.327       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            21         4         0       N/A       N/A       N/A       N/A       N/A       N/A       N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
-------------------------------------------------------------------
Beginning AUV                (a)  $11.563    $9.516   $10.104       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $11.409    $9.465   $10.104       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $6.409   $11.563    $9.516       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $6.273   $11.409    $9.465       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            13        19        13       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
------------------------------------------------------------
Beginning AUV                (a)  $11.197   $10.733    $9.978       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $11.048   $10.675    $9.977       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.431   $11.197   $10.733       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $9.232   $11.048   $10.675       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             3         2         2       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
--------------------------------------------------------------------
Beginning AUV                (a)  $10.456   $10.234   $10.009       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.317   $10.179   $10.009       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $10.064   $10.456   $10.234       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $9.850   $10.317   $10.179       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             0         1         1       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
-----------------------------------------------------------
Beginning AUV                (a)  $10.994   $10.161   $10.000       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.847   $10.107    $9.999       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $10.748   $10.994   $10.161       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.521   $10.847   $10.107       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            49        30         5       N/A       N/A       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
High Yield Portfolio (inception date May 1, 2006)
-------------------------------------------------
Beginning AUV                (a)  $10.746   $10.529    $9.989       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.603   $10.473    $9.988       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.105   $10.746   $10.529       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $7.933   $10.603   $10.473       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            11        19         7       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Real Return Portfolio (inception date May 1, 2003)
--------------------------------------------------
Beginning AUV                (a)  $12.318   $11.292   $11.370   $11.294   $10.516   $10.035       N/A       N/A       N/A       N/A
                             (b)  $11.401   $10.535   $10.694   $10.707   $10.050   $10.104       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $11.292   $12.318   $11.292   $11.370   $11.294   $10.516       N/A       N/A       N/A       N/A
                             (b)  $10.367   $11.401   $10.535   $10.694   $10.707   $10.050       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           200       170       172       309       183        90       N/A       N/A       N/A       N/A

Short Term Portfolio (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                (a)  $10.722   $10.407   $10.120   $10.011   $10.000       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.411   $10.187    $9.986    $9.957    $9.999       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $10.539   $10.722   $10.407   $10.120   $10.011       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.152   $10.411   $10.187    $9.986    $9.957       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            72        81        46        65        44       N/A       N/A       N/A       N/A       N/A

Total Return Portfolio (inception date May 1, 2003)
---------------------------------------------------
Beginning AUV                (a)  $11.600   $10.819   $10.566   $10.458   $10.112   $10.010       N/A       N/A       N/A       N/A
                             (b)  $11.208   $10.538   $10.374   $10.351   $10.088   $10.069       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $11.987   $11.600   $10.819   $10.566   $10.458   $10.112       N/A       N/A       N/A       N/A
                             (b)  $11.490   $11.208   $10.538   $10.374   $10.351   $10.088       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           355       365       339       270       184        80       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST:
Equity Income Portfolio (inception date January 2, 2001)
--------------------------------------------------------
Beginning AUV                (a)  $12.990   $13.103   $10.880   $10.456    $9.138    $7.579    $9.155    $9.867       N/A       N/A
                             (b)  $14.340   $14.582   $12.205   $11.823   $10.416    $9.965       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.905   $12.990   $13.103   $10.880   $10.456    $9.138    $7.579    $9.155       N/A       N/A
                             (b)   $9.751   $14.340   $14.582   $12.205   $11.823   $10.416       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           129       195       428       243       193       196       185       239       N/A       N/A

Fund Portfolio (inception date January 2, 2001)
-----------------------------------------------
Beginning AUV                (a)  $11.509   $11.139    $9.708    $9.293    $8.490    $6.980    $8.766    $9.835       N/A       N/A
                             (b)  $13.545   $13.216   $11.610   $11.203   $10.324    $9.922       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $7.449   $11.509   $11.139    $9.708    $9.293    $8.490    $6.980    $8.766       N/A       N/A
                             (b)   $8.696   $13.545   $13.216   $11.610   $11.203   $10.324       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            60       124       249       272       297       169       133       171       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
High Yield Portfolio (inception date May 1, 2005)
-------------------------------------------------
Beginning AUV                (a)  $11.608   $11.149   $10.445   $10.003       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $11.362   $11.001   $10.389   $10.002       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $7.367   $11.608   $11.149   $10.445       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $7.154   $11.362   $11.001   $10.389       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            57        57        71         0       N/A       N/A       N/A       N/A       N/A       N/A

Mid Cap Value Portfolio (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                (a)  $12.540   $12.073   $10.904   $10.057       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $12.275   $11.913   $10.846   $10.057       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.191   $12.540   $12.073   $10.904       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $7.953   $12.275   $11.913   $10.846       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             7        10        19        12       N/A       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                (a)  $22.319   $21.770   $18.234   $16.567   $14.758   $10.052       N/A       N/A       N/A       N/A
                             (b)  $14.895   $14.646   $12.365   $11.324   $10.169    $9.973       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $12.485   $22.319   $21.770   $18.234   $16.567   $14.758       N/A       N/A       N/A       N/A
                             (b)   $8.265   $14.895   $14.646   $12.365   $11.324   $10.169       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            47        83       105        80       106        69       N/A       N/A       N/A       N/A

Small-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                (a)  $20.205   $20.939   $18.373   $17.163   $13.929    $9.982       N/A       N/A       N/A       N/A
                             (b)  $14.286   $14.925   $13.201   $12.429   $10.169    $9.974       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $14.508   $20.205   $20.939   $18.373   $17.163   $13.929       N/A       N/A       N/A       N/A
                             (b)  $10.176   $14.286   $14.925   $13.201   $12.429   $10.169       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           101       125       197       239       262        61       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:
CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
--------------------------------------------------------
Beginning AUV                (a)  $14.002   $12.481   $11.267   $10.041       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $13.706   $12.316   $11.207   $10.040       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $7.857   $14.002   $12.481   $11.267       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $7.629   $13.706   $12.316   $11.207       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            41        41        13         0       N/A       N/A       N/A       N/A       N/A       N/A

CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
---------------------------------------------------------
Beginning AUV                (a)  $11.783   $11.250   $10.527   $10.027       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $11.534   $11.101   $10.471   $10.027       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.125   $11.783   $11.250   $10.527       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $7.889   $11.534   $11.101   $10.471       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             7         8         4         0       N/A       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
All Cap Opportunity Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                (a)  $20.340   $16.806   $15.300   $13.644   $12.498   $10.024       N/A       N/A       N/A       N/A
                             (b)  $16.071   $13.386   $12.284   $11.042   $10.196    $9.858       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $11.886   $20.340   $16.806   $15.300   $13.644   $12.498       N/A       N/A       N/A       N/A
                             (b)   $9.316   $16.071   $13.386   $12.284   $11.042   $10.196       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            19        30        17        33        33        18       N/A       N/A       N/A       N/A

Banking Fund (inception date May 1, 2004)
-----------------------------------------
Beginning AUV                (a)   $8.755   $12.177   $11.100   $11.576   $10.096       N/A       N/A       N/A       N/A       N/A
                             (b)   $8.502   $11.920   $10.953   $11.514   $10.095       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $5.079    $8.755   $12.177   $11.100   $11.576       N/A       N/A       N/A       N/A       N/A
                             (b)   $4.892    $8.502   $11.920   $10.953   $11.514       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            66        12        17         6        10       N/A       N/A       N/A       N/A       N/A

Basic Materials Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                (a)  $20.213   $15.302   $12.688   $12.367    $9.969       N/A       N/A       N/A       N/A       N/A
                             (b)  $19.628   $14.979   $12.520   $12.301    $9.968       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $10.882   $20.213   $15.302   $12.688   $12.367       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.483   $19.628   $14.979   $12.520   $12.301       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           114       146       127        74         9       N/A       N/A       N/A       N/A       N/A

Biotechnology Fund (inception date May 1, 2004)
-----------------------------------------------
Beginning AUV                (a)   $9.907    $9.624   $10.095    $9.250    $9.795       N/A       N/A       N/A       N/A       N/A
                             (b)   $9.620    $9.420    $9.960    $9.200    $9.795       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.618    $9.907    $9.624   $10.095    $9.250       N/A       N/A       N/A       N/A       N/A
                             (b)   $8.302    $9.620    $9.420    $9.960    $9.200       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            17         5         8        41         0       N/A       N/A       N/A       N/A       N/A

Consumer Products Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                (a)  $12.959   $11.832   $10.218   $10.403   $10.096       N/A       N/A       N/A       N/A       N/A
                             (b)  $12.584   $11.582   $10.082   $10.347   $10.095       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.790   $12.959   $11.832   $10.218   $10.403       N/A       N/A       N/A       N/A       N/A
                             (b)   $9.430   $12.584   $11.582   $10.082   $10.347       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            22        10        18        17         8       N/A       N/A       N/A       N/A       N/A

Dow 2X Strategy Fund (inception date July 15, 2004)
---------------------------------------------------
Beginning AUV                (a)  $14.373   $13.478   $10.470   $11.037    $9.918       N/A       N/A       N/A       N/A       N/A
                             (b)  $13.984   $13.219   $10.351   $10.999    $9.918       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $5.426   $14.373   $13.478   $10.470   $11.037       N/A       N/A       N/A       N/A       N/A
                             (b)   $5.236   $13.984   $13.219   $10.351   $10.999       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            27        44        36         1         1       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Electronics Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                (a)   $9.055    $9.418    $9.319    $9.098    $9.740       N/A       N/A       N/A       N/A       N/A
                             (b)   $8.792    $9.219    $9.195    $9.049    $9.740       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $4.454    $9.055    $9.418    $9.319    $9.098       N/A       N/A       N/A       N/A       N/A
                             (b)   $4.290    $8.792    $9.219    $9.195    $9.049       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             0         5         2        11         0       N/A       N/A       N/A       N/A       N/A

Energy Fund (inception date May 1, 2004)
----------------------------------------
Beginning AUV                (a)  $23.958   $18.239   $16.525   $12.095   $10.225       N/A       N/A       N/A       N/A       N/A
                             (b)  $23.265   $17.854   $16.306   $12.030   $10.224       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $12.748   $23.958   $18.239   $16.525   $12.095       N/A       N/A       N/A       N/A       N/A
                             (b)  $12.280   $23.265   $17.854   $16.306   $12.030       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            65        91        89       169        74       N/A       N/A       N/A       N/A       N/A

Energy Services Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                (a)  $26.148   $19.343   $17.674   $12.085   $10.174       N/A       N/A       N/A       N/A       N/A
                             (b)  $25.391   $18.935   $17.440   $12.020   $10.173       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $10.931   $26.148   $19.343   $17.674   $12.085       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.530   $25.391   $18.935   $17.440   $12.020       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           106       154       105       222        57       N/A       N/A       N/A       N/A       N/A

Europe 1.25X Strategy Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                (a)  $17.976   $16.124   $12.625   $12.038   $10.113       N/A       N/A       N/A       N/A       N/A
                             (b)  $17.455   $15.784   $12.458   $11.973   $10.112       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.000   $17.976   $16.124   $12.625   $12.038       N/A       N/A       N/A       N/A       N/A
                             (b)   $7.707   $17.455   $15.784   $12.458   $11.973       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            30        57        67        19        67       N/A       N/A       N/A       N/A       N/A

Financial Services Fund (inception date May 1, 2004)
----------------------------------------------------
Beginning AUV                (a)  $10.776   $13.460   $11.692   $11.469   $10.048       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.464   $13.175   $11.537   $11.408   $10.047       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $5.520   $10.776   $13.460   $11.692   $11.469       N/A       N/A       N/A       N/A       N/A
                             (b)   $5.318   $10.464   $13.175   $11.537   $11.408       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            12         3        31        16         2       N/A       N/A       N/A       N/A       N/A

Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
--------------------------------------------------------------------
Beginning AUV                (a)  $11.350   $10.487   $10.979   $10.336    $9.668    $9.985       N/A       N/A       N/A       N/A
                             (b)  $11.578   $10.784   $11.381   $10.800   $10.183   $10.221       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $16.214   $11.350   $10.487   $10.979   $10.336    $9.668       N/A       N/A       N/A       N/A
                             (b)  $16.407   $11.578   $10.784   $11.381   $10.800   $10.183       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            94       113        58        43        27        11       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Health Care Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                (a)  $11.893   $11.376   $10.975   $10.059   $10.065       N/A       N/A       N/A       N/A       N/A
                             (b)  $11.548   $11.136   $10.829   $10.005   $10.065       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.812   $11.893   $11.376   $10.975   $10.059       N/A       N/A       N/A       N/A       N/A
                             (b)   $8.488   $11.548   $11.136   $10.829   $10.005       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            23        60        72        86        21       N/A       N/A       N/A       N/A       N/A

Internet Fund (inception date May 1, 2004)
------------------------------------------
Beginning AUV                (a)  $12.813   $11.772   $10.882   $11.189    $9.793       N/A       N/A       N/A       N/A       N/A
                             (b)  $12.442   $11.523   $10.737   $11.129    $9.792       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $6.965   $12.813   $11.772   $10.882   $11.189       N/A       N/A       N/A       N/A       N/A
                             (b)   $6.709   $12.442   $11.523   $10.737   $11.129       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             3        12         3        12         0       N/A       N/A       N/A       N/A       N/A

Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
-----------------------------------------------------------
Beginning AUV                (a)   $6.043    $6.734    $8.729    $8.710   $10.077       N/A       N/A       N/A       N/A       N/A
                             (b)   $5.880    $6.605    $8.630    $8.680   $10.077       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.585    $6.043    $6.734    $8.729    $8.710       N/A       N/A       N/A       N/A       N/A
                             (b)   $9.251    $5.880    $6.605    $8.630    $8.680       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            35         3        40         2         0       N/A       N/A       N/A       N/A       N/A

Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
-----------------------------------------------------------------------
Beginning AUV                (a)   $8.126    $8.631    $8.096    $8.664    $9.835   $10.000       N/A       N/A       N/A       N/A
                             (b)   $7.816    $8.368    $7.912    $8.535    $9.767    $9.787       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $5.592    $8.126    $8.631    $8.096    $8.664    $9.835       N/A       N/A       N/A       N/A
                             (b)   $5.335    $7.816    $8.368    $7.912    $8.535    $9.767       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             5         8        12       100       163        22       N/A       N/A       N/A       N/A

Inverse Mid Cap Strategy Fund (inception date July 15, 2004)
------------------------------------------------------------
Beginning AUV                (a)   $7.257    $7.509    $7.917    $8.742    $9.942       N/A       N/A       N/A       N/A       N/A
                             (b)   $7.060    $7.364    $7.827    $8.712    $9.942       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.619    $7.257    $7.509    $7.917    $8.742       N/A       N/A       N/A       N/A       N/A
                             (b)   $9.283    $7.060    $7.364    $7.827    $8.712       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             6         0         5         0         0       N/A       N/A       N/A       N/A       N/A

Inverse NASDAQ-100(R) Strategy Fund (inception date May 1, 2004)
----------------------------------------------------------------
Beginning AUV                (a)   $7.334    $8.383    $8.622    $8.634   $10.109       N/A       N/A       N/A       N/A       N/A
                             (b)   $7.121    $8.206    $8.508    $8.587   $10.108       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $10.704    $7.334    $8.383    $8.622    $8.634       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.311    $7.121    $8.206    $8.508    $8.587       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            16         4        87        12         1       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Inverse Russell 2000 Strategy Fund (inception date July 15, 2004)
-----------------------------------------------------------------
Beginning AUV                (a)   $7.294    $7.020    $8.086    $8.458    $9.964       N/A       N/A       N/A       N/A       N/A
                             (b)   $7.096    $6.885    $7.994    $8.428    $9.964       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.968    $7.294    $7.020    $8.086    $8.458       N/A       N/A       N/A       N/A       N/A
                             (b)   $8.656    $7.096    $6.885    $7.994    $8.428       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             9       167        87        75         0       N/A       N/A       N/A       N/A       N/A

Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
----------------------------------------------------------
Beginning AUV                (a)   $6.301    $6.337    $6.948    $7.100    $8.019    $9.985       N/A       N/A       N/A       N/A
                             (b)   $7.318    $7.420    $8.200    $8.447    $9.618   $10.066       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.651    $6.301    $6.337    $6.948    $7.100    $8.019       N/A       N/A       N/A       N/A
                             (b)   $9.968    $7.318    $7.420    $8.200    $8.447    $9.618       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            23         0         2         4         3        62       N/A       N/A       N/A       N/A

Japan 2X Strategy Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                (a)  $11.113   $12.696   $12.246   $10.318    $9.875       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.791   $12.428   $12.083   $10.263    $9.874       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $7.344   $11.113   $12.696   $12.246   $10.318       N/A       N/A       N/A       N/A       N/A
                             (b)   $7.075   $10.791   $12.428   $12.083   $10.263       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            22         9        38        71         4       N/A       N/A       N/A       N/A       N/A

Leisure Fund (inception date May 1, 2004)
-----------------------------------------
Beginning AUV                (a)  $12.630   $13.143   $10.794   $11.507   $10.021       N/A       N/A       N/A       N/A       N/A
                             (b)  $12.265   $12.866   $10.651   $11.445   $10.020       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $6.340   $12.630   $13.143   $10.794   $11.507       N/A       N/A       N/A       N/A       N/A
                             (b)   $6.107   $12.265   $12.866   $10.651   $11.445       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            11        23        69        90        28       N/A       N/A       N/A       N/A       N/A

Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                (a)  $22.350   $21.880   $20.086   $17.856   $14.826   $10.000       N/A       N/A       N/A       N/A
                             (b)  $14.894   $14.698   $13.601   $12.188   $10.201    $9.867       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.953   $22.350   $21.880   $20.086   $17.856   $14.826       N/A       N/A       N/A       N/A
                             (b)   $6.580   $14.894   $14.698   $13.601   $12.188   $10.201       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            15        22        29        36        29        12       N/A       N/A       N/A       N/A

NASDAQ-100(R) 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                (a)  $15.138   $11.975   $11.581   $12.111    $9.767       N/A       N/A       N/A       N/A       N/A
                             (b)  $14.700   $11.722   $11.427   $12.045    $9.766       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $4.090   $15.138   $11.975   $11.581   $12.111       N/A       N/A       N/A       N/A       N/A
                             (b)   $3.940   $14.700   $11.722   $11.427   $12.045       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            21        55        36        50        34       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
NASDAQ-100(R) Fund (inception date May 1, 2000)
-----------------------------------------------
Beginning AUV                (a)  $17.012   $14.643   $14.039   $14.079   $13.058    $9.106   $15.102   $23.627   $39.086       N/A
                             (b)  $12.881   $11.177   $10.801   $10.919   $10.209    $9.821       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.744   $17.012   $14.643   $14.039   $14.079   $13.058    $9.106   $15.102   $23.627       N/A
                             (b)   $7.319   $12.881   $11.177   $10.801   $10.919   $10.209       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           103       147       162       210       392       767       723       556       414       N/A

Nova Fund (inception date May 1, 2000)
--------------------------------------
Beginning AUV                (a)  $13.485   $13.523   $11.498   $11.214    $9.922    $7.229   $11.405   $15.135   $18.407       N/A
                             (b)  $13.852   $14.004   $12.001   $11.800   $10.524    $9.868       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $6.053   $13.485   $13.523   $11.498   $11.214    $9.922    $7.229   $11.405   $15.135       N/A
                             (b)   $6.168   $13.852   $14.004   $12.001   $11.800   $10.524       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            76       115       136       163       223       456       208       670       233       N/A

Precious Metals Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                (a)  $19.279   $16.354   $13.658   $11.457    $9.998       N/A       N/A       N/A       N/A       N/A
                             (b)  $18.720   $16.009   $13.476   $11.395    $9.998       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $11.678   $19.279   $16.354   $13.658   $11.457       N/A       N/A       N/A       N/A       N/A
                             (b)  $11.249   $18.720   $16.009   $13.476   $11.395       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            74        47        72        80         6       N/A       N/A       N/A       N/A       N/A

Real Estate Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                (a)  $14.526   $18.215   $14.129   $13.372   $10.091       N/A       N/A       N/A       N/A       N/A
                             (b)  $14.106   $17.830   $13.942   $13.300   $10.091       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.359   $14.526   $18.215   $14.129   $13.372       N/A       N/A       N/A       N/A       N/A
                             (b)   $8.052   $14.106   $17.830   $13.942   $13.300       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            17        11        30        23        21       N/A       N/A       N/A       N/A       N/A

Retailing Fund (inception date May 1, 2004)
-------------------------------------------
Beginning AUV                (a)  $10.377   $12.041   $11.093   $10.665    $9.991       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.076   $11.787   $10.946   $10.607    $9.990       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $6.861   $10.377   $12.041   $11.093   $10.665       N/A       N/A       N/A       N/A       N/A
                             (b)   $6.609   $10.076   $11.787   $10.946   $10.607       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             1         2         3         5         0       N/A       N/A       N/A       N/A       N/A

Russell 2000 1.5X Strategy Fund (inception date May 1, 2003)
------------------------------------------------------------
Beginning AUV                (a)  $21.931   $23.849   $20.012   $19.529   $15.818   $10.014       N/A       N/A       N/A       N/A
                             (b)  $13.883   $15.219   $12.873   $12.662   $10.339    $9.849       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $10.517   $21.931   $23.849   $20.012   $19.529   $15.818       N/A       N/A       N/A       N/A
                             (b)   $6.604   $13.883   $15.219   $12.873   $12.662   $10.339       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            12        16        34        24        70        60       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
S&P 500 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------
Beginning AUV                (a)  $14.261   $14.375   $11.784   $11.559   $10.054       N/A       N/A       N/A       N/A       N/A
                             (b)  $13.848   $14.071   $11.628   $11.497   $10.053       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $4.502   $14.261   $14.375   $11.784   $11.559       N/A       N/A       N/A       N/A       N/A
                             (b)   $4.336   $13.848   $14.071   $11.628   $11.497       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            22        33        31        26        35       N/A       N/A       N/A       N/A       N/A

S&P Mid Cap 400 Pure Growth Fund (inception date July 15, 2004)
---------------------------------------------------------------
Beginning AUV                (a)  $13.221   $12.364   $12.157   $11.060   $10.057       N/A       N/A       N/A       N/A       N/A
                             (b)  $12.863   $12.126   $12.019   $11.022   $10.057       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.324   $13.221   $12.364   $12.157   $11.060       N/A       N/A       N/A       N/A       N/A
                             (b)   $8.034   $12.863   $12.126   $12.019   $11.022       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             8         5         6        60         1       N/A       N/A       N/A       N/A       N/A

S&P Mid Cap 400 Pure Value Fund (inception date July 15, 2004)
--------------------------------------------------------------
Beginning AUV                (a)  $13.097   $13.959   $12.091   $11.319   $10.040       N/A       N/A       N/A       N/A       N/A
                             (b)  $12.742   $13.691   $11.953   $11.280   $10.040       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $7.280   $13.097   $13.959   $12.091   $11.319       N/A       N/A       N/A       N/A       N/A
                             (b)   $7.026   $12.742   $13.691   $11.953   $11.280       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            30        45       137        29         0       N/A       N/A       N/A       N/A       N/A

S&P 500 Pure Growth Fund (inception date July 15, 2004)
-------------------------------------------------------
Beginning AUV                (a)  $11.319   $10.942   $10.527   $10.489    $9.955       N/A       N/A       N/A       N/A       N/A
                             (b)  $11.012   $10.731   $10.407   $10.453    $9.955       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $6.716   $11.319   $10.942   $10.527   $10.489       N/A       N/A       N/A       N/A       N/A
                             (b)   $6.482   $11.012   $10.731   $10.407   $10.453       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           101        40        25        14        11       N/A       N/A       N/A       N/A       N/A

S&P 500 Pure Value Fund (inception date July 15, 2004)
------------------------------------------------------
Beginning AUV                (a)  $12.422   $13.313   $11.473   $11.167    $9.964       N/A       N/A       N/A       N/A       N/A
                             (b)  $12.086   $13.057   $11.343   $11.128    $9.964       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $6.289   $12.422   $13.313   $11.473   $11.167       N/A       N/A       N/A       N/A       N/A
                             (b)   $6.070   $12.086   $13.057   $11.343   $11.128       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            34        34       118        22         9       N/A       N/A       N/A       N/A       N/A

S&P Small Cap 600 Pure Growth Fund (inception date July 15, 2004)
-----------------------------------------------------------------
Beginning AUV                (a)  $12.635   $12.828   $12.075   $11.530   $10.056       N/A       N/A       N/A       N/A       N/A
                             (b)  $12.292   $12.581   $11.937   $11.490   $10.056       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.183   $12.635   $12.828   $12.075   $11.530       N/A       N/A       N/A       N/A       N/A
                             (b)   $7.898   $12.292   $12.581   $11.937   $11.490       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             8        36        48        13         1       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
S&P Small Cap 600 Pure Value Fund (inception date July 15, 2004)
----------------------------------------------------------------
Beginning AUV                (a)  $10.846   $13.812   $11.750   $11.497   $10.043       N/A       N/A       N/A       N/A       N/A
                             (b)  $10.553   $13.547   $11.616   $11.457   $10.043       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $6.043   $10.846   $13.812   $11.750   $11.497       N/A       N/A       N/A       N/A       N/A
                             (b)   $5.832   $10.553   $13.547   $11.616   $11.457       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            23        20        52         3         5       N/A       N/A       N/A       N/A       N/A

Technology Fund (inception date May 1, 2004)
--------------------------------------------
Beginning AUV                (a)  $12.091   $11.109   $10.639   $10.463    $9.844       N/A       N/A       N/A       N/A       N/A
                             (b)  $11.741   $10.875   $10.498   $10.407    $9.843       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $6.508   $12.091   $11.109   $10.639   $10.463       N/A       N/A       N/A       N/A       N/A
                             (b)   $6.269   $11.741   $10.875   $10.498   $10.407       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             9        20        12         8         2       N/A       N/A       N/A       N/A       N/A

Telecommunications Fund (inception date May 1, 2004)
----------------------------------------------------
Beginning AUV                (a)  $13.712   $12.732   $10.803   $10.829    $9.887       N/A       N/A       N/A       N/A       N/A
                             (b)  $13.315   $12.463   $10.660   $10.771    $9.886       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $7.391   $13.712   $12.732   $10.803   $10.829       N/A       N/A       N/A       N/A       N/A
                             (b)   $7.119   $13.315   $12.463   $10.660   $10.771       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            12        60        60        11         2       N/A       N/A       N/A       N/A       N/A

Transportation Fund (inception date May 1, 2004)
------------------------------------------------
Beginning AUV                (a)  $12.802   $14.229   $13.437   $12.561   $10.022       N/A       N/A       N/A       N/A       N/A
                             (b)  $12.432   $13.929   $13.259   $12.493   $10.021       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.435   $12.802   $14.229   $13.437   $12.561       N/A       N/A       N/A       N/A       N/A
                             (b)   $9.089   $12.432   $13.929   $13.259   $12.493       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            14        21        60        27        31       N/A       N/A       N/A       N/A       N/A

U.S. Government Money Market Fund (inception date May 1, 2001)
--------------------------------------------------------------
Beginning AUV                (a)  $10.229    $9.987    $9.754    $9.696    $9.810    $9.947   $10.040   $10.000       N/A       N/A
                             (b)  $10.083    $9.923    $9.769    $9.789    $9.984   $10.000       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $10.202   $10.229    $9.987    $9.754    $9.696    $9.810    $9.947   $10.040       N/A       N/A
                             (b)   $9.975   $10.083    $9.923    $9.769    $9.789    $9.984       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           312       375       578       415       499       367       235        17       N/A       N/A

Utilities Fund (inception date May 1, 2004)
-------------------------------------------
Beginning AUV                (a)  $16.687   $14.994   $12.570   $11.529   $10.058       N/A       N/A       N/A       N/A       N/A
                             (b)  $16.204   $14.678   $12.403   $11.467   $10.057       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $11.588   $16.687   $14.994   $12.570   $11.529       N/A       N/A       N/A       N/A       N/A
                             (b)  $11.162   $16.204   $14.678   $12.403   $11.467       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            37        53        78       141       196       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.:
Communications and Information Portfolio (inception date May 1, 2000)
---------------------------------------------------------------------
Beginning AUV                (a)   $8.118    $7.153    $5.945    $5.606    $5.129    $3.610    $5.742    $5.542   $10.000       N/A
                             (b)  $15.577   $13.834   $11.590   $11.018   $10.160    $9.867       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $5.093    $8.118    $7.153    $5.945    $5.606    $5.129    $3.610    $5.742    $5.542       N/A
                             (b)   $9.694   $15.577   $13.834   $11.590   $11.018   $10.160       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           211       272       371       411       486       556       638     1,391       575       N/A

Global Technology Portfolio (inception date May 1, 2000)
--------------------------------------------------------
Beginning AUV                (a)   $6.698    $5.893    $5.077    $4.769    $4.658    $3.472    $5.162    $6.730   $10.000       N/A
                             (b)  $13.962   $12.382   $10.753   $10.183   $10.026    $9.857       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $3.938    $6.698    $5.893    $5.077    $4.769    $4.658    $3.472    $5.162    $6.730       N/A
                             (b)   $8.142   $13.962   $12.382   $10.753   $10.183   $10.026       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           117       184       200       216       263       298       299       412       376       N/A

------------------------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
--------------------------------------------
Beginning AUV                (a)  $19.684   $20.971   $18.368   $16.249   $13.744   $10.000       N/A       N/A       N/A       N/A
                             (b)  $14.208   $15.259   $13.471   $12.013   $10.243    $9.911       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $10.936   $19.684   $20.971   $18.368   $16.249   $13.744       N/A       N/A       N/A       N/A
                             (b)   $7.830   $14.208   $15.259   $13.471   $12.013   $10.243       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           102       204       221       196       183        55       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST:
Multi-Manager Alternatives Fund (inception date May 1, 2003)
------------------------------------------------------------
Beginning AUV                (a)  $10.601   $10.332    $9.643    $9.759    $9.926   $10.000       N/A       N/A       N/A       N/A
                             (b)  $10.285   $10.106    $9.507    $9.698    $9.944   $10.009       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.084   $10.601   $10.332    $9.643    $9.759    $9.926       N/A       N/A       N/A       N/A
                             (b)   $8.743   $10.285   $10.106    $9.507    $9.698    $9.944       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            53        89        81        18        10        20       N/A       N/A       N/A       N/A

Bond Fund
---------
Beginning AUV                (a)  $15.376   $14.214   $13.537   $14.156   $13.153   $11.288    $9.409   $10.057   $10.011   $11.014
                             (b)  $11.663   $10.869   $10.434   $10.998   $10.301   $10.077       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $15.709   $15.376   $14.214   $13.537   $14.156   $13.153   $11.288    $9.409   $10.057   $10.011
                             (b)  $11.820   $11.663   $10.869   $10.434   $10.998   $10.301       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           152       272       180       240       252       295       489       152       144        86

Emerging Markets Fund
---------------------
Beginning AUV                (a)  $32.413   $23.887   $17.365   $13.341   $10.747    $7.068    $7.382    $7.625   $13.301    $6.734
                             (b)  $30.866   $22.931   $16.803   $13.012   $10.567    $9.930       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $11.256   $32.413   $23.887   $17.365   $13.341   $10.747    $7.068    $7.382    $7.625   $13.301
                             (b)  $10.633   $30.866   $22.931   $16.803   $13.012   $10.567       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           269       317       472       531     6,379       593       634       626       572       211

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: (continued)
Hard Assets Fund
----------------
Beginning AUV                (a)  $36.025   $25.135   $20.474   $13.689   $11.197    $7.827    $8.170    $9.253    $8.423    $7.059
                             (b)  $32.832   $23.093   $18.961   $12.778   $10.536   $10.092       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $19.137   $36.025   $25.135   $20.474   $13.689   $11.197    $7.827    $8.170    $9.253    $8.423
                             (b)  $17.301   $32.832   $23.093   $18.961   $12.778   $10.536       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            95       152       126       188       150       210       245       106        74        68

Real Estate Fund
----------------
Beginning AUV                (a)  $26.100   $26.236   $20.322   $17.030   $12.679    $9.560   $10.150    $9.772    $8.351    $8.643
                             (b)  $20.588   $20.863   $16.289   $13.760   $10.327    $9.992       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $11.551   $26.100   $26.236   $20.322   $17.030   $12.679    $9.560   $10.150    $9.772    $8.351
                             (b)   $9.038   $20.588   $20.863   $16.289   $13.760   $10.327       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            79       110       103       118       209       177       238       490       173        35

------------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)
---------------------------------------------

Beginning AUV                (a)  $15.484   $12.838   $11.355    $9.904       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)  $15.149   $12.661   $11.289    $9.903       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $8.495   $15.484   $12.838   $11.355       N/A       N/A       N/A       N/A       N/A       N/A
                             (b)   $8.245   $15.149   $12.661   $11.289       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           378       499       600       720       N/A       N/A       N/A       N/A       N/A       N/A

Opportunity Fund
----------------
Beginning AUV                (a)  $20.336   $19.341   $17.478   $16.428   $14.093   $10.431   $14.455   $15.224   $14.482   $10.886
                             (b)  $14.363   $13.771   $12.544   $11.885   $10.277    $9.935       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $12.012   $20.336   $19.341   $17.478   $16.428   $14.093   $10.431   $14.455   $15.224   $14.482
                             (b)   $8.416   $14.363   $13.771   $12.544   $11.885   $10.277       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           243       316       461       579       727       801     1,132     1,227       918       490

------------------------------------------------------------------------------------------------------------------------------------

NOTES:

* - Riders began December 5, 2003.

NOTES:

(a)   Standard contract with lowest annual mortality and expense fee of 1.40%.

(b) Standard contract plus guaranteed withdrawal benefit (2 yr) and guaranteed minimum income benefit with highest annual mortality and expense fee of 2.20%.

--------------------------------------------------------------------------------

PRIVACY NOTICE of

                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy                                  01/2009

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

      o     The Medical Information Bureau

      o     Consumer Reporting Agencies

      o     Service Providers who conduct marketing services on our behalf

      o     Motor Vehicle Bureaus

      o     Other Data Providers

Data we collect may include:

      o     Name, address, e-mail address, phone number

      o     Social Security Number

      o     Demographic Data

      o Health data (for life insurance buyers) or other data about illness, disability or injury

      o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted by law:

      o     Insurance companies, agents, reinsurers

      o     Group policyholders for purpose of reporting claims experience

      o     Medical Laboratories and Prescription or Pharmacy Database Managers

      o Medical Information and Motor Vehicle Bureaus or similar institutions

      o     A court or governmental agency when there is a lawful request

      o     Law enforcement officials to prevent criminal activity and/or fraud

      o     Service providers that perform marketing services for us

      o     Service providers that perform administrative services for us

      o     Joint Marketing Partners

      o     Unaffiliated Fund Families

      o     Unaffiliated Third Parties

      o     Our Affiliates

We do not share your health data with anyone without your written consent.

We use your health data to:

      o     Underwrite policies

      o     Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 Corporate Campus Drive, Suite 1000
                              Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------

[LOGO] Jefferson National

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
      General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account F
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
      Reduction or Elimination of the Contingent Deferred Sales Charge Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-ADVTG-F-SAI-0509) dated May 1, 2009 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account F fixed and variable annuity at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________
                                   Sincerely,

________________________________________________________________________________
                                   (Signature)

--------------------------------------------------------------------------------

                    Jefferson National Life Insurance Company
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

(C) 2009, Jefferson National Life Insurance Company        JNL-ADVTG-PROS-F-0509

                       STATEMENT OF ADDITIONAL INFORMATION

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2009

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account F (the "Separate Account"), dated May 1, 2009. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                           PAGE
GENERAL INFORMATION                                                        B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                    B-3

PUBLISHED RATINGS                                                          B-7

ADMINISTRATION                                                             B-7

ANNUITY PROVISIONS                                                         B-7

DISTRIBUTION                                                               B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                  B-9

FINANCIAL STATEMENTS                                                       B-9

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F:

Jefferson National Life Annuity Account F, also referred to as the "Separate Account", was established on September 26, 1997 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account F and prior to May 1, 1999 the Separate Account was known as Great American Reserve Variable Annuity Account F. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the

Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2009 ($6,000 if age 50 or older by the end of 2009), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 for 2009 ($6,000 if age 50 or older by the end of 2009). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

           ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account F, dated May 1, 2009.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report
to Contract Owners

December 31, 2008

                                       Jefferson National Life Annuity Account F

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2008

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F                                   PAGE
Statement of Assets and Liabilities as of December 31, 2008 ..............     2
Statements of Operations and Changes in Net Assets for the year ended
   December 31, 2008 .....................................................    12
Statements of Operations and Changes in Net Assets for the year ended
   December 31, 2007 .....................................................    31
Notes to Financial Statements ............................................    51
Report of Independent Registered Public Accounting Firm ..................    77

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

====================================================================================================================================
                                                                                             SHARES           COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Interest adjustment cash account ..................................................                                  $    726,531
   Investments in portfolio shares, at net asset value (Note 2):
     AIM Variable Insurance Funds:
       Basic Value Fund ..............................................................       40,440.177   $   407,917        164,592
       Core Equity Fund ..............................................................       63,063.580     1,604,286      1,245,505
       Financial Services Fund .......................................................       52,829.390       435,771        217,657
       Global Health Care Fund .......................................................      112,038.859     2,142,568      1,397,124
       Global Real Estate Fund .......................................................      136,192.277     2,997,725      1,257,055
       High Yield Fund ...............................................................      453,141.777     2,493,147      1,672,094
       Mid Cap Core Equity Fund ......................................................       40,968.808       488,983        349,054
       Technology Fund ...............................................................       10,638.560       149,624         89,151
     The Alger American Fund:
       Capital Appreciation Portfolio ................................................      214,570.103     7,614,529      6,520,785
       LargeCap Growth Portfolio .....................................................      173,399.317     6,574,197      4,591,613
       MidCap Growth Portfolio .......................................................      543,351.687     9,738,529      3,825,196
       SmallCap Growth Portfolio .....................................................       88,990.967     2,413,335      1,564,462
     AllianceBernstein Variable Products Series Fund, Inc.:
       Growth and Income Portfolio ...................................................       32,518.027       711,361        425,986
     American Century Variable Portfolios, Inc:
       Balanced Fund .................................................................       80,176.130       511,802        423,330
       Income & Growth Fund ..........................................................      491,516.349     3,485,212      2,369,109
       Inflation Protection Fund .....................................................       37,189.992       375,107        368,180
       International Fund ............................................................      265,278.162     2,570,230      1,575,751
       Value Fund ....................................................................    1,047,527.129     7,808,438      4,902,427
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio ...............................................       13,653.025       187,844        141,445
       The Dreyfus Socially Responsible Growth Fund, Inc .............................       77,768.303     2,016,145      1,544,479
       Dreyfus Stock Index Fund ......................................................      364,837.032    10,722,143      8,383,955
     Dreyfus Variable Investment Fund:
       International Value Portfolio .................................................      272,924.469     4,338,204      2,399,006
     Federated Insurance Series:
       Capital Income Fund II ........................................................      137,380.445     1,266,053        996,008
       High Income Bond Fund II ......................................................      407,623.514     2,990,535      2,050,346
       International Equity Fund II ..................................................      114,727.018     1,836,606      1,158,743
     Janus Aspen Series:
       Growth and Income Portfolio ...................................................      166,600.713     3,049,629      1,927,570
       International Growth Portfolio ................................................       70,759.462     3,930,217      1,870,173
       Large Cap Growth Portfolio ....................................................      442,446.248     8,796,746      6,990,650
       Mid Cap Growth Portfolio ......................................................      307,810.979     8,208,530      6,544,062
       Worldwide Growth Portfolio ....................................................      241,863.538     6,442,625      4,660,710
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio ....................................................       98,105.535     2,322,881      1,137,043
       International Equity Portfolio ................................................       31,410.803       333,760        258,511
       US Small Cap Equity Portfolio .................................................      267,142.690     3,067,685      1,693,685
       US Strategic Equity Portfolio .................................................       61,544.383       683,632        400,654
     Legg Mason Partners Variable Equity Trust:
       Aggressive Growth Portfolio ...................................................        2,063.854        26,776         20,061
       Capital and Income Portfolio ..................................................        2,355.929        26,069         18,353
       Fundamental Value Portfolio ...................................................        5,514.577       106,465         74,006
       Large Cap Growth Portfolio ....................................................        5,845.635        87,873         60,619
     Legg Mason Partners Variable Income Trust:
       Global High Yield Bond Portfolio ..............................................       12,656.440       116,155         67,079
       Strategic Bond Portfolio ......................................................       60,402.733       602,222        460,269
     Lord Abbett Series Fund, Inc:
       America's Value Portfolio .....................................................       73,831.670     1,103,740        740,532
       Growth and Income Portfolio ...................................................      293,275.890     8,039,938      5,064,874

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                             SHARES           COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Neuberger Berman Advisers Management Trust:
       Mid-Cap Growth Portfolio ......................................................       32,436.084   $   714,407   $    523,518
       Partners Portfolio ............................................................      240,852.172     4,048,863      1,712,459
       Regency Portfolio .............................................................       79,523.326     1,230,217        683,901
       Short Duration Bond Portfolio .................................................      202,237.557     2,582,627      2,165,964
       Small-Cap Growth Portfolio ....................................................        8,222.629       105,872         68,659
       Socially Responsive Portfolio .................................................        2,530.565        39,366         23,762
     Northern Lights Variable Trust:
       JNF Balanced Portfolio ........................................................      564,234.415     8,838,049      6,533,835
       JNF Equity Portfolio ..........................................................      301,976.270     7,147,576      3,714,308
       JNF Loomis Sayles Bond Portfolio ..............................................        3,665.794        31,433         26,980
       JNF Money Market Portfolio ....................................................   24,184,052.500    24,184,053     24,184,053
     PIMCO Variable Insurance Trust:
       All Asset Fund ................................................................       21,338.405       232,143        196,313
       CommodityRealReturn Strategy Fund .............................................       11,647.584       163,379         81,533
       Emerging Markets Bond Fund ....................................................        3,009.747        37,944         31,060
       Foreign Bond US Dollar-Hedged Fund ............................................          540.439         5,432          5,176
       Global Bond Unhedged Fund .....................................................       42,946.480       567,135        526,095
       High Yield Fund ...............................................................       15,949.176       113,757         90,272
       RealEstateRealReturn Strategy Fund ............................................       20,484.572       178,952         95,458
       Real Return Fund ..............................................................      200,110.561     2,550,811      2,253,244
       Short-Term Fund ...............................................................       79,464.785       781,337        764,451
       StocksPLUS(R) Total Return Fund ...............................................        1,085.922         6,683          6,070
       Total Return Fund .............................................................      412,902.251     4,279,204      4,257,021
     Pioneer Variable Contracts Trust:
       Equity Income Portfolio .......................................................       75,452.034     1,526,862      1,151,398
       Fund Portfolio ................................................................       28,303.039       574,537        450,868
       High Yield Portfolio ..........................................................       65,746.601       567,536        424,066
       International Value Portfolio .................................................       37,783.795       633,587        368,392
       Mid Cap Value Portfolio .......................................................        4,658.978        65,156         54,324
     Royce Capital Fund:
       Micro-Cap Portfolio ...........................................................       97,146.138     1,202,300        585,792
       Small-Cap Portfolio ...........................................................      227,454.184     2,114,239      1,460,256
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund ...................................................       14,907.051       554,441        322,589
       CLS AdvisorOne Clermont Fund ..................................................        3,385.484       100,636         61,243
       Banking Fund ..................................................................       25,153.645       424,461        337,059
       Basic Materials Fund ..........................................................       64,130.573     2,377,011      1,242,852
       Biotechnology Fund ............................................................        7,583.281       147,851        144,310
       Consumer Products Fund ........................................................        8,019.385       246,043        220,613
       Dow 2X Strategy Fund ..........................................................       15,134.757       151,078        146,050
       Electronics Fund ..............................................................          193.384         2,245          1,319
       Energy Fund ...................................................................       40,325.813     1,481,114        826,277
       Energy Services Fund ..........................................................       81,792.625     2,901,329      1,159,819
       Europe 1.25X Strategy Fund ....................................................       19,022.429       347,311        240,634
       Financial Services Fund .......................................................        6,042.150        62,301         68,941
       Government Long Bond 1.2X Strategy Fund .......................................       88,801.095     1,222,289      1,530,931
       Health Care Fund ..............................................................        9,445.916       238,710        200,443
       Internet Fund .................................................................        2,173.815        26,318         21,390
       Inverse Dow 2X Strategy Fund ..................................................        9,340.218       473,480        332,605
       Inverse Government Long Bond Strategy Fund ....................................        2,178.436        29,912         29,627
       Inverse Mid-Cap Strategy Fund .................................................        1,329.692        74,387         62,230
       Inverse NASDAQ-100(R) Strategy Fund ...........................................        6,973.357       181,238        174,752
       Inverse Russell 2000(R) Strategy Fund .........................................        1,838.585        96,566         78,508
       Inverse S&P 500 Strategy Fund .................................................        3,454.302       222,715        201,869
       Japan 1.25X Strategy Fund .....................................................       10,518.913       160,244        158,625
       Large Cap Growth Fund .........................................................       41,377.779       726,163        681,492

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                             SHARES           COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Rydex Variable Trust: (continued)
       Large Cap Value Fund ..........................................................       23,446.597   $   346,821   $    214,771
       Leisure Fund ..................................................................        2,309.292       167,362         70,364
       Mid Cap 1.5X Strategy Fund ....................................................       14,790.773       207,439        145,097
       Mid-Cap Growth Fund ...........................................................        3,413.117        81,531         64,337
       Mid-Cap Value Fund ............................................................       25,156.598       341,569        218,611
       NASDAQ-100(R) 2X Strategy Fund ................................................       10,499.553        83,127        $86,096
       NASDAQ-100(R) Fund ............................................................       95,180.893     1,585,237        999,400
       Nova Fund .....................................................................      100,650.712       706,062        457,960
       Precious Metals Fund ..........................................................       93,736.583     1,000,850        866,127
       Real Estate Fund ..............................................................        7,880.046       188,434        137,980
       Retailing Fund ................................................................          892.514         6,849          6,721
       Russell 2000(R) 1.5X Strategy Fund ............................................        7,490.674       161,043        124,121
       S&P 500 2X Strategy Fund ......................................................       15,924.413       117,939         98,094
       Sector Rotation Fund ..........................................................       25,451.851       339,923        230,339
       Small-Cap Growth Fund .........................................................        3,794.630        88,608         67,468
       Small-Cap Value Fund ..........................................................       13,493.155       206,891        137,225
       Technology Fund ...............................................................        8,408.639        77,379         59,281
       Telecommunications Fund .......................................................       11,076.094       112,306         87,944
       Transportation Fund ...........................................................       11,891.421       175,272        129,735
       U.S. Government Money Market Fund .............................................    3,184,987.776     3,184,988      3,184,988
       Utilities Fund ................................................................       27,761.102       522,577        427,799
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio ......................................       87,467.503     1,176,759      1,072,351
       Global Technology Portfolio ...................................................       42,938.024       666,319        467,166
     Third Avenue Variable Series Trust:
       Value Portfolio ...............................................................       93,058.386     2,491,378      1,117,632
     Van Eck Worldwide Insurance Trust:
       Absolute Return Fund ..........................................................       52,889.197       564,971        476,532
       Bond Fund .....................................................................      207,388.376     2,402,581      2,389,114
       Emerging Markets Fund .........................................................      514,108.382     8,303,927      3,022,957
       Hard Assets Fund ..............................................................       96,704.914     3,396,380      1,813,217
       Real Estate Fund ..............................................................      146,653.670     2,302,239        909,253
     Wells Fargo Advantage VT Funds:
       Discovery Fund ................................................................      287,034.046     4,270,019      3,211,911
       Opportunity Fund ..............................................................      287,220.264     5,723,745      2,918,158
------------------------------------------------------------------------------------------------------------------------------------
         Total assets ...............................................................................................   $168,244,590
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

===================================================================================================================================
                                                                                             UNIT                       SUB-ACCOUNT
                                                                             UNITS           VALUE          VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
      Interest adjustment accounts: ..................................                                  $    726,531   $    726,531
      AIM Variable Insurance Funds:
         Basic Value Fund
            Base .....................................................      21,150.684   $   7.745745        163,828        163,828
                                                                                                                       ------------
         Core Equity Fund
            Base .....................................................     154,706.889       7.975386      1,233,847      1,233,847
                                                                                                                       ------------
         Financial Services Fund
            Base .....................................................      52,957.923       4.095476        216,888        216,888
                                                                                                                       ------------
         Global Health Care Fund
            Base .....................................................     159,711.285       8.747810      1,397,124      1,397,124
                                                                                                                       ------------
         Global Real Estate Fund
            Base .....................................................      79,419.333      15.744475      1,250,416
            Base + GMIB ..............................................         153.784      10.966034          1,686
            Base + GMWB/2 + GMIB .....................................         282.918      10.691085          3,025      1,255,127
                                                                                                                       ------------
         High Yield Fund
            Base .....................................................     191,713.698       8.711926      1,670,196
            Base + GMIB ..............................................         220.950       8.590524          1,898      1,672,094
                                                                                                                       ------------
         Mid Cap Core Equity Fund
            Base .....................................................      28,642.652      12.186502        349,054        349,054
                                                                                                                       ------------
         Technology Fund
            Base .....................................................      24,926.320       3.576584         89,151         89,151
                                                                                                                       ------------
      The Alger American Fund:
         Capital Appreciation Portfolio
            Base .....................................................     465,500.483      14.008117      6,520,785      6,520,785
                                                                                                                       ------------
         LargeCap Growth Portfolio
            Base .....................................................     519,619.891       8.836485      4,591,613      4,591,613
                                                                                                                       ------------
         MidCap Growth Portfolio
            Base .....................................................     338,035.310      11.305330      3,821,601
            Base + GMIB ..............................................         516.137       6.965919          3,595      3,825,196
                                                                                                                       ------------
         SmallCap Growth Portfolio
            Base .....................................................     202,762.978       7.699870      1,561,249
            Base + GMIB ..............................................         183.196       9.521571          1,744
            Base + GMWB/2 + GMIB .....................................         158.230       9.282802          1,469      1,564,462
                                                                                                                       ------------
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio
            Base .....................................................      51,774.354       8.227742        425,986        425,986
                                                                                                                       ------------
      American Century Variable Portfolios, Inc:
         Balanced Fund
            Base .....................................................      45,457.013       9.312749        423,330        423,330
                                                                                                                       ------------
         Income & Growth Fund
            Base .....................................................     247,694.757       9.564632      2,369,109      2,369,109
                                                                                                                       ------------
         Inflation Protection Fund
            Base .....................................................      32,970.093      11.091840        365,699
            Base + GMIB ..............................................         226.861      10.937305          2,481        368,180
                                                                                                                       ------------
         International Fund
            Base .....................................................     160,537.900       9.807991      1,574,554
            Base + GMWB/2 + GMIB .....................................          43.639       9.783521            427      1,574,981
                                                                                                                       ------------
         Value Fund
            Base .....................................................     372,106.513      13.090418      4,871,030
            Base + GMIB ..............................................         582.159       9.505555          5,534
            Base + GMWB/2 + GMIB .....................................       2,605.828       9.267263         24,149      4,900,713
                                                                                                                       ------------
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio
            Base .....................................................      16,348.018       8.652115        141,445        141,445
                                                                                                                       ------------
      The Dreyfus Socially Responsible Growth Fund, Inc.
            Base .....................................................     212,678.515       7.262034      1,544,479      1,544,479
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

===================================================================================================================================
                                                                                             UNIT                       SUB-ACCOUNT
                                                                             UNITS           VALUE          VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Dreyfus Variable Investment Fund:
         Dreyfus Stock Index Fund
            Base .....................................................     938,836.101   $   8.928826   $  8,382,704
            Base + GMWB/2 + GMIB .....................................         151.892       8.234872          1,251   $  8,383,955
                                                                                                                       ------------
         International Value Portfolio
            Base .....................................................     212,578.100      11.261286      2,393,903
            Base + GMWB/2 + GMIB .....................................         505.931      10.086373          5,103      2,399,006
                                                                                                                       ------------
      Federated Insurance Series:
         Capital Income Fund II
            Base .....................................................     122,631.213       8.121980        996,008        996,008
                                                                                                                       ------------
         High Income Bond Fund II
            Base .....................................................     211,784.053       9.681304      2,050,346      2,050,346
                                                                                                                       ------------
         International Equity Fund II
            Base .....................................................     128,275.088       9.008564      1,155,574
            Base + GMIB ..............................................         378.608       8.370722          3,169      1,158,743
                                                                                                                       ------------
      Janus Aspen Series:
         Growth and Income Portfolio
            Base .....................................................     192,991.298       9.941421      1,918,608
            Base + GMWB/2 ............................................         105.618       8.183823            864
            Base + GMWB/2 + GMIB .....................................       1,004.675       8.060153          8,098      1,927,570
                                                                                                                       ------------
         International Growth Portfolio
            Base .....................................................      97,687.004      19.135738      1,869,313
            Base + GMWB/2 + GMIB .....................................          65.159      13.196599            860      1,870,173
                                                                                                                       ------------
         Large Cap Growth Portfolio
            Base .....................................................     841,068.379       8.310615      6,989,795
            Base + GMWB/2 + GMIB .....................................         110.708       7.718607            855      6,990,650
                                                                                                                       ------------
         Mid Cap Growth Portfolio
            Base .....................................................     610,401.701      10.718810      6,542,780
            Base + GMWB/5 ............................................         129.979       9.860903          1,282      6,544,062
                                                                                                                       ------------
         Worldwide Growth Portfolio
            Base .....................................................     570,723.398       8.166321      4,660,710      4,660,710
                                                                                                                       ------------
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio
            Base .....................................................      76,007.724      14.959577      1,137,043      1,137,043
                                                                                                                       ------------
         International Equity Portfolio
            Base .....................................................      25,201.075      10.100047        254,532
            Base + GMIB ..............................................         399.508       9.959291          3,979        258,511
                                                                                                                       ------------
         US Small Cap Equity Portfolio
            Base .....................................................     150,095.163      11.284072      1,693,685      1,693,685
                                                                                                                       ------------
         US Strategic Equity Portfolio
            Base .....................................................      45,536.770       8.602212        391,717
            Base + GMWB/2 + GMIB .....................................       1,107.986       8.066004          8,937        400,654
                                                                                                                       ------------
      Legg Mason Partners Variable Equity Trust:
         Aggressive Growth Portfolio
            Base .....................................................       3,572.051       5.616011         20,061         20,061
                                                                                                                       ------------
         Capital and Income Portfolio
            Base .....................................................       2,860.872       6.415097         18,353         18,353
                                                                                                                       ------------
         Fundamental Value Portfolio
            Base .....................................................      12,460.402       5.939275         74,006         74,006
                                                                                                                       ------------
         Large Cap Growth Portfolio
            Base .....................................................       9,881.700       6.134485         60,619         60,619
                                                                                                                       ------------
      Legg Mason Partners Variable Income Trust:
         Global High Yield Bond Portfolio
            Base .....................................................       8,669.051       7.737775         67,079         67,079
                                                                                                                       ------------
         Strategic Bond Portfolio
            Base .....................................................      47,264.790       9.139297        431,967        431,967
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

===================================================================================================================================
                                                                                             UNIT                       SUB-ACCOUNT
                                                                             UNITS           VALUE          VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Lord Abbett Series Fund, Inc:
         America's Value Portfolio
            Base .....................................................      61,672.648   $  12.007457   $    740,532   $    740,532
                                                                                                                       ------------
         Growth and Income Portfolio
            Base .....................................................     442,983.246      11.414526      5,056,444
            Base + GMIB ..............................................         796.032       8.615393          6,858      5,063,302
                                                                                                                       ------------
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio
            Base .....................................................      70,186.183       7.436707        521,954
            Base + GMIB ..............................................         159.867       9.784576          1,564        523,518
                                                                                                                       ------------
         Partners Portfolio
            Base .....................................................     221,763.508       7.722004      1,712,459      1,712,459
                                                                                                                       ------------
         Regency Portfolio
            Base .....................................................      65,873.557      10.360330        682,472
            Base + GMWB/2 + GMIB .....................................         182.618       7.825600          1,429        683,901
                                                                                                                       ------------
         Short Duration Bond Portfolio
            Base .....................................................     198,227.766      10.926643      2,165,964      2,165,964
                                                                                                                       ------------
         Small-Cap Growth Portfolio
            Base .....................................................       7,966.375       8.618578         68,659         68,659
                                                                                                                       ------------
         Socially Responsive Portfolio
            Base .....................................................       2,810.281       8.455377         23,762         23,762
                                                                                                                       ------------
         Northern Lights Variable Trust:
         JNF Balanced Portfolio
            Base .....................................................     872,801.471       7.415016      6,471,837
            Base + GMWB/2 ............................................       8,431.471       7.353147         61,998      6,533,835
                                                                                                                       ------------
         JNF Equity Portfolio
            Base .....................................................     731,391.331       5.072513      3,709,992
            Base + GMIB ..............................................         855.238       5.047042          4,316      3,714,308
                                                                                                                       ------------
         JNF Loomis Sayles Bond Portfolio
            Base .....................................................       3,542.923       7.615282         26,980         26,980
                                                                                                                       ------------
         JNF Money Market Portfolio
            Base .....................................................   2,397,159.157      10.072969      24,146,510
            Base + GMIB ..............................................         215.567      10.052621          2,167
            Base + GMWB/5 + GMIB .....................................       2,874.960      10.028957         28,833
            Base + GMWB/2 + GMIB .....................................         454.077      10.018826          4,549     24,182,059
                                                                                                                       ------------
      PIMCO Variable Insurance Trust:
         All Asset Fund
            Base .....................................................      21,331.595       9.202929        196,313        196,313
                                                                                                                       ------------
         CommodityRealReturn Strategy Fund
            Base .....................................................      12,722.008       6.408820         81,533         81,533
                                                                                                                       ------------
         Emerging Markets Bond Fund
            Base .....................................................       3,293.231       9.431543         31,060         31,060
                                                                                                                       ------------
         Foreign Bond US Dollar-Hedged Fund
            Base .....................................................         514.377      10.063557          5,176          5,176
                                                                                                                       ------------
         Global Bond Unhedged Fund
            Base .....................................................      48,945.925      10.748494        526,095        526,095
                                                                                                                       ------------
         High Yield Fund
            Base .....................................................      11,137.814       8.105032         90,272         90,272
                                                                                                                       ------------
         RealEstateRealReturn Strategy Fund
            Base .....................................................      17,790.882       5.365565         95,458         95,458
                                                                                                                       ------------
         Real Return Fund
            Base .....................................................     198,451.210      11.291877      2,240,887
            Base + GMIB ..............................................         707.128      10.634195          7,520
            Base + GMWB/2 + GMIB .....................................         466.551      10.367647          4,837      2,253,244
                                                                                                                       ------------
         Short Term Fund
            Base .....................................................      72,532.970      10.539362        764,451        764,451
                                                                                                                       ------------
         StocksPLUS(R) Total Return Fund
            Base .....................................................         865.332       7.014898          6,070          6,070
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

===================================================================================================================================
                                                                                             UNIT                       SUB-ACCOUNT
                                                                             UNITS           VALUE          VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      PIMCO Variable Insurance Trust: (continued)
         Total Return Fund
            Base .....................................................     354,436.998   $  11.987183   $  4,248,701
            Base + GMWB/2 + GMIB                                               724.100      11.489994          8,320   $  4,257,021
                                                                                                                       ------------
      Pioneer Variable Contracts Trust:
         Equity Income Portfolio
            Base .....................................................     129,171.463       8.904526      1,150,211      1,150,211
                                                                                                                       ------------
         Fund Portfolio
            Base .....................................................      60,529.086       7.448776        450,868        450,868
                                                                                                                       ------------
         High Yield Portfolio
            Base .....................................................      57,561.514       7.367172        424,066        424,066
                                                                                                                       ------------
         International Value Portfolio
            Base .....................................................      60,699.342       6.069132        368,392        368,392
                                                                                                                       ------------
         Mid Cap Value Portfolio
            Base .....................................................       6,632.247       8.190839         54,324         54,324
                                                                                                                       ------------
      Royce Capital Fund:
         Micro-Cap Portfolio
            Base .....................................................      46,841.516      12.484833        584,809
            Base + GMIB ..............................................         115.982       8.477588            983        585,792
                                                                                                                       ------------
         Small-Cap Portfolio
            Base .....................................................      99,058.888      14.508227      1,437,169
            Base + GMIB ..............................................         176.211      10.437460          1,839
            Base + GMWB/2 + GMIB .....................................       2,088.099      10.175829         21,248      1,460,256
                                                                                                                       ------------
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund
            Base .....................................................      41,056.120       7.857263        322,589        322,589
                                                                                                                       ------------
         CLS AdvisorOne Clermont Fund
            Base .....................................................       7,537.890       8.124752         61,243         61,243
                                                                                                                       ------------
         Banking Fund
            Base .....................................................      66,361.822       5.079112        337,059        337,059
                                                                                                                       ------------
         Basic Materials Fund
            Base .....................................................     114,040.765      10.882429      1,241,041
            Base + GMIB ..............................................         168.725      10.730749          1,811      1,242,852
                                                                                                                       ------------
         Biotechnology Fund
            Base .....................................................      16,073.883       8.618431        138,532
            Base + GMIB ..............................................         679.908       8.498246          5,778        144,310
                                                                                                                       ------------
         Consumer Products Fund
            Base .....................................................      22,535.658       9.789519        220,613        220,613
                                                                                                                       ------------
         Dow 2X Strategy Fund
            Base .....................................................      26,058.315       5.425715        141,385
            Base + GMIB ..............................................         871.397       5.353885          4,665        146,050
                                                                                                                       ------------
         Electronics Fund
            Base .....................................................         296.157       4.454127          1,319          1,319
                                                                                                                       ------------
         Energy Fund
            Base .....................................................      63,722.920      12.748369        812,363
            Base + GMIB ..............................................       1,106.827      12.570670         13,914        826,277
                                                                                                                       ------------
         Energy Services Fund
            Base .....................................................     104,993.935      10.931158      1,147,705
            Base + GMIB ..............................................       1,009.620      10.778745         10,882
            Base + GMWB/2 + GMIB .....................................         117.043      10.529595          1,232      1,159,819
                                                                                                                       ------------
         Europe 1.25X Strategy Fund
            Base .....................................................      30,076.275       8.000781        240,634        240,634
                                                                                                                       ------------
         Financial Services Fund
            Base .....................................................      12,488.354       5.520434         68,941         68,941
                                                                                                                       ------------
         Government Long Bond 1.2X Strategy Fund
            Base .....................................................      94,422.322      16.213652      1,530,931      1,530,931
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

===================================================================================================================================
                                                                                             UNIT                       SUB-ACCOUNT
                                                                             UNITS           VALUE          VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Health Care Fund
            Base .....................................................      22,747.169   $   8.811757   $    200,443   $    200,443
                                                                                                                       ------------
         Internet Fund
            Base .....................................................       3,071.289       6.964602         21,390         21,390
                                                                                                                       ------------
         Inverse Dow 2X Strategy Fund
            Base .....................................................      34,701.270       9.584811        332,605        332,605
                                                                                                                       ------------
         Inverse Government Long Bond Strategy Fund
            Base .....................................................       5,297.978       5.592097         29,627         29,627
                                                                                                                       ------------
         Inverse Mid-Cap Strategy Fund
            Base .....................................................       6,469.684       9.618647         62,230         62,230
                                                                                                                       ------------
         Inverse NASDAQ-100(R) Strategy Fund
            Base .....................................................      16,325.398      10.704322        174,752        174,752
                                                                                                                       ------------
         Inverse Russell 2000(R) Strategy Fund
            Base .....................................................       8,754.049       8.968197         78,508         78,508
                                                                                                                       ------------
         Inverse S&P 500 Strategy Fund
            Base .....................................................      23,334.328       8.651173        201,869        201,869
                                                                                                                       ------------
         Japan 1.25X Strategy Fund
            Base .....................................................      21,598.288       7.344342        158,625        158,625
                                                                                                                       ------------
         Large Cap Growth Fund
            Base .....................................................     101,473.083       6.715986        681,492        681,492
                                                                                                                       ------------
         Large Cap Value Fund
            Base .....................................................      34,150.702       6.288914        214,771        214,771
                                                                                                                       ------------
         Leisure Fund
            Base .....................................................      11,098.767       6.339831         70,364         70,364
                                                                                                                       ------------
         Mid Cap 1.5X Strategy Fund
            Base .....................................................      14,578.217       9.953031        145,097        145,097
                                                                                                                       ------------
         Mid-Cap Growth Fund
            Base .....................................................       7,728.677       8.324435         64,337         64,337
                                                                                                                       ------------
         Mid-Cap Value Fund
            Base .....................................................      30,030.863       7.279538        218,611        218,611
                                                                                                                       ------------
         NASDAQ-100(R) 2X Strategy Fund
            Base .....................................................      21,050.803       4.089917         86,096         86,096
                                                                                                                       ------------
         NASDAQ-100(R) Fund
            Base .....................................................     102,570.678       9.743523        999,400        999,400
                                                                                                                       ------------
         Nova Fund
            Base .....................................................      75,658.220       6.053016        457,960        457,960
                                                                                                                       ------------
         Precious Metals Fund
            Base .....................................................      71,698.139      11.678430        837,322
            Base + GMIB ..............................................       2,332.819      11.515536         26,864
            Base + GMWB/2 + GMIB .....................................         172.510      11.249249          1,941        866,127
                                                                                                                       ------------
         Real Estate Fund
            Base .....................................................      16,180.796       8.358716        135,251
            Base + GMIB ..............................................         331.061       8.242135          2,729        137,980
                                                                                                                       ------------
         Retailing Fund
            Base .....................................................         979.563       6.860795          6,721          6,721
                                                                                                                       ------------
         Russell 2000(R) 1.5X Strategy Fund
            Base .....................................................      11,438.912      10.516577        120,298
            Base + GMIB ..............................................         204.550       6.773852          1,386
            Base + GMWB/2 + GMIB .....................................         369.034       6.603911          2,437        124,121
                                                                                                                       ------------
         S&P 500 2X Strategy Fund
            Base .....................................................      21,790.341       4.501733         98,094         98,094
                                                                                                                       ------------
         Sector Rotation Fund
            Base .....................................................      19,379.209      11.885902        230,339        230,339
                                                                                                                       ------------
         Small-Cap Growth Fund
            Base .....................................................       8,245.302       8.182651         67,468         67,468
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

===================================================================================================================================
                                                                                             UNIT                       SUB-ACCOUNT
                                                                             UNITS           VALUE          VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Small-Cap Value Fund
            Base .....................................................      22,708.940   $   6.042784   $    137,225   $    137,225
                                                                                                                       ------------
         Technology Fund
            Base .....................................................       9,108.611       6.508208         59,281         59,281
                                                                                                                       ------------
         Telecommunications Fund
            Base .....................................................       9,201.346       7.390859         68,006
            Base + GMIB ..............................................       2,735.848       7.287808         19,938         87,944
                                                                                                                       ------------
         Transportation Fund
            Base .....................................................      13,750.376       9.435035        129,735        129,735
                                                                                                                       ------------
         U.S. Government Money Market Fund
            Base .....................................................     312,200.479      10.201739      3,184,988      3,184,988
                                                                                                                       ------------
         Utilities Fund
            Base .....................................................      36,918.659      11.587615        427,799        427,799
                                                                                                                       ------------
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio
            Base .....................................................     210,556.856       5.092927      1,072,351      1,072,351
                                                                                                                       ------------
         Global Technology Portfolio
            Base .....................................................     116,275.690       3.937509        457,837
            Base + GMIB ..............................................       1,117.112          8.351          9,329        467,166
                                                                                                                       ------------
      Third Avenue Variable Series Trust:
         Value Portfolio
            Base .....................................................     101,904.723      10.935583      1,114,388
            Base + GMWB/2 + GMIB .....................................         198.062       7.829848          1,551      1,115,939
                                                                                                                       ------------
      Van Eck Worldwide Insurance Trust:
         Absolute Return Fund
            Base .....................................................      49,725.153       9.084106        451,709
            Base + GMWB/2 ............................................       2,817.530       8.810140         24,823        476,532
                                                                                                                       ------------
         Bond Fund
            Base .....................................................     152,084.452      15.709127      2,389,114      2,389,114
                                                                                                                       ------------
         Emerging Markets Fund
            Base .....................................................     267,804.160      11.256370      3,014,503
            Base + GMWB/2 ............................................          38.985      10.714399            418
            Base + GMWB/2 ............................................         744.358      10.796204          8,036      3,022,957
                                                                                                                       ------------
         Hard Assets Fund
            Base .....................................................      93,686.928      19.137363      1,792,921
            Base + GMIB ..............................................         480.889      17.746231          8,534
            Base + GMWB/2 + GMIB .....................................         679.847      17.301453         11,762      1,813,217
                                                                                                                       ------------
         Real Estate Fund
            Base .....................................................      78,719.680      11.550515        909,253        909,253
                                                                                                                       ------------
      Wells Fargo Advantage VT Funds:
         Discovery Fund
            Base .....................................................     378,078.776       8.495349      3,211,911      3,211,911
                                                                                                                       ------------
         Opportunity Fund
            Base .....................................................     242,945.951      12.011554      2,918,158      2,918,158
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners deferred
                  annuity reserves ..................................................................   $168,192,239   $168,192,239
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

===============================================================================================
                                                                                       VALUE
-----------------------------------------------------------------------------------------------
Contract owners' annuity payment reserves: (base contract only)
  AIM Variable Insurance Funds:
    Basic Value Fund ...........................................................   $        764
    Core Equity Fund ...........................................................         11,658
    Financial Services Fund ....................................................            769
    Global Real Estate Fund ....................................................          1,928
  American Century Variable Portfolios, Inc:
    International Fund .........................................................            770
    Value Fund .................................................................          1,714
  Legg Mason Partners Variable Income Trust:
    Strategic Bond Portfolio ...................................................         28,302
  Lord Abbett Series Fund, Inc:
    Growth and Income Portfolio ................................................          1,572
  Northern Lights Variable Trust:
    JNF Money Market Portfolio .................................................          1,994
  Pioneer Variable Contracts Trust:
    Equity Income Portfolio ....................................................          1,187
  Third Avenue Variable Series Trust:
    Value Portfolio ............................................................          1,693
-----------------------------------------------------------------------------------------------
      Net assets attributable to contract owners' annuity payment reserves .....   $     52,351
-----------------------------------------------------------------------------------------------
        Net assets attributable to contract owners' reserves ...................   $168,244,590
===============================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                         AIM VARIABLE INSURANCE FUNDS
                                                                          ----------------------------------------------------------
                                                                                                              GLOBAL       GLOBAL
                                                                            BASIC       CORE     FINANCIAL    HEALTH        REAL
                                                                            VALUE      EQUITY    SERVICES      CARE        ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...............  $   1,411  $   35,780  $  11,871  $       --  $   109,713
Expenses:
   Mortality and expense risk fees .....................................      4,128      18,701      3,767      13,246       27,611
   Administrative fees .................................................        495       2,244        452       1,589        3,314
------------------------------------------------------------------------------------------------------------------------------------
   Total expenses ......................................................      4,623      20,945      4,219      14,835       30,925
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..................................     (3,212)     14,835      7,652     (14,835)      78,788
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..............................................    (61,164)     40,558   (217,406)    (61,319)    (226,411)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..................................      5,379          --      1,465      85,777       21,743
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..................................     49,478          --     32,742     296,959      147,820
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ...     (6,307)     40,558   (183,199)    321,417      (56,848)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares .................................................   (211,165)   (560,528)  (139,792)   (841,169)  (1,187,834)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ......  $(220,684) $ (505,135) $(315,339) $ (534,587) $(1,165,894)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                         AIM VARIABLE INSURANCE FUNDS
                                                                          ----------------------------------------------------------
                                                                                                              GLOBAL       GLOBAL
                                                                            BASIC       CORE     FINANCIAL    HEALTH        REAL
                                                                            VALUE      EQUITY    SERVICES      CARE        ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................................  $  (3,212) $   14,835  $   7,652  $  (14,835) $    78,788
   Net realized gain (loss) on investments in portfolio shares .........     (6,307)     40,558   (183,199)    321,417      (56,848)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..................................   (211,165)   (560,528)  (139,792)   (841,169)  (1,187,834)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .........   (220,684)   (505,135)  (315,339)   (534,587)  (1,165,894)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .................        410      10,849        423       1,100        9,310
   Contract redemptions ................................................    (64,452)   (379,740)   (56,243)   (159,594)    (390,363)
   Net transfers (including mortality transfers) .......................    (47,852)    126,702    265,947   1,418,660     (504,497)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions .......................................   (111,894)   (242,189)   210,127   1,260,166     (885,550)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ......................   (332,578)   (747,324)  (105,212)    725,579   (2,051,444)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................................    497,170   1,992,829    322,869     671,545    3,308,499
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ...............................  $ 164,592  $1,245,505  $ 217,657  $1,397,124  $ 1,257,055
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                                                                               ALLIANCEBERNSTEIN   AMERICAN
                                                                                                    VARIABLE       CENTURY
           AIM VARIABLE                                                                             PRODUCTS       VARIABLE
    INSURANCE FUNDS (CONTINUED)                      THE ALGER AMERICAN FUND                         SERIES       PORTFOLIOS
----------------------------------  ---------------------------------------------------------  -----------------  -----------
              MID CAP
   HIGH        CORE                      CAPITAL        LARGECAP       MIDCAP       SMALLCAP       GROWTH AND
   YIELD      EQUITY    TECHNOLOGY  APPRECIATION (a)*  GROWTH (b)*     GROWTH      GROWTH (c)        INCOME        BALANCED
-----------------------------------------------------------------------------------------------------------------------------
$   209,733  $   6,954  $       --  $              --  $    17,025  $     13,071  $        --  $          14,842  $   25,730

     33,174      5,550       2,428            141,064       96,822       102,421       35,068              8,298       9,677
      3,981        666         291             16,928       11,619        12,290        4,208                996       1,162
-----------------------------------------------------------------------------------------------------------------------------
     37,155      6,216       2,719            157,992      108,441       114,711       39,276              9,294      10,839
-----------------------------------------------------------------------------------------------------------------------------
    172,578        738      (2,719)          (157,992)     (91,416)     (101,640)     (39,276)             5,548      14,891
-----------------------------------------------------------------------------------------------------------------------------

   (301,229)  (133,491)    (22,108)         1,641,761      646,397    (1,252,721)     182,955            (83,652)   (168,979)

         --      6,844          --                 --           --     2,393,800           --             17,238       9,476

         --     54,713          --                 --           --       320,833       39,259            109,119      65,079
-----------------------------------------------------------------------------------------------------------------------------
   (301,229)   (71,934)    (22,108)         1,641,761      646,397     1,461,912      222,214             42,705     (94,424)
-----------------------------------------------------------------------------------------------------------------------------

   (567,079)  (145,300)    (79,342)        (8,065,656)  (5,027,679)   (7,959,469)  (1,871,762)          (371,028)    (91,362)
-----------------------------------------------------------------------------------------------------------------------------
$  (695,730) $(216,496) $ (104,169) $      (6,581,887) $(4,472,698) $ (6,599,197) $(1,688,824) $        (322,775) $ (170,895)
=============================================================================================================================

=============================================================================================================================
                                                                                               ALLIANCEBERNSTEIN   AMERICAN
                                                                                                    VARIABLE       CENTURY
           AIM VARIABLE                                                                             PRODUCTS       VARIABLE
    INSURANCE FUNDS (CONTINUED)                      THE ALGER AMERICAN FUND                         SERIES       PORTFOLIOS
----------------------------------  ---------------------------------------------------------  -----------------  -----------
              MID CAP
      HIGH     CORE                      CAPITAL        LARGECAP       MIDCAP       SMALLCAP       GROWTH AND
     YIELD    EQUITY    TECHNOLOGY  APPRECIATION (a)*  GROWTH (b)*     GROWTH      GROWTH (c)        INCOME        BALANCED
-----------------------------------------------------------------------------------------------------------------------------
$   172,578  $     738  $   (2,719) $        (157,992) $   (91,416) $   (101,640) $   (39,276) $           5,548  $   14,891
   (301,229)   (71,934)    (22,108)         1,641,761      646,397     1,461,912      222,214             42,705     (94,424)

   (567,079)  (145,300)    (79,342)        (8,065,656)  (5,027,679)   (7,959,469)  (1,871,762)          (371,028)    (91,362)
-----------------------------------------------------------------------------------------------------------------------------
   (695,730)  (216,496)   (104,169)        (6,581,887)  (4,472,698)   (6,599,197)  (1,688,824)          (322,775)   (170,895)
-----------------------------------------------------------------------------------------------------------------------------

      7,936         74       1,680             75,839       25,604        22,870       21,832              2,083       4,800
   (770,788)   (53,640)    (86,187)        (2,087,965)  (1,436,279)   (1,859,186)    (758,618)          (245,223)   (547,214)
    (32,243)   169,392      (3,171)        (1,584,575)  (1,210,007)   (2,070,324)    (499,323)            95,359      38,824
-----------------------------------------------------------------------------------------------------------------------------

   (795,095)   115,826     (87,678)        (3,596,701)  (2,620,682)   (3,906,640)  (1,236,109)          (147,781)   (503,590)
-----------------------------------------------------------------------------------------------------------------------------
 (1,490,825)  (100,670)   (191,847)       (10,178,588)  (7,093,380)  (10,505,837)  (2,924,933)          (470,556)   (674,485)
-----------------------------------------------------------------------------------------------------------------------------
  3,162,919    449,724     280,998         16,699,373   11,684,993    14,331,033    4,489,395            896,542   1,097,815
-----------------------------------------------------------------------------------------------------------------------------
$ 1,672,094  $ 349,054  $   89,151  $       6,520,785  $ 4,591,613  $  3,825,196  $ 1,564,462  $         425,986  $  423,330
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                                                          DIREXION
                                                                                                                         INSURANCE
                                                                      AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)     TRUST
                                                                    ---------------------------------------------------  -----------
                                                                     INCOME &     INFLATION                              DYNAMIC VP
                                                                      GROWTH     PROTECTION  INTERNATIONAL     VALUE       HY BOND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........  $    77,906  $   13,718  $      26,555  $   203,135  $      895
Expenses:
   Mortality and expense risk fees ...............................       44,937       3,404         37,066       93,023         200
   Administrative fees ...........................................        5,393         408          4,448       11,163          23
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .............................................       50,330       3,812         41,514      104,186         223
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .........................       27,576       9,906        (14,959)      98,949         672
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ............................................       (1,461)    (24,628)       426,003   (1,271,443)     (2,406)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ............................           --          --             --      446,795          --
   Net realized long-term capital gain distributions from
      investments in portfolio  shares ...........................      466,725          --        311,931      631,649          --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .....................................      465,264     (24,628)       737,934     (192,999)     (2,406)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................   (1,968,902)     (9,387)    (2,285,658)   2,211,895)         --
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ........................................  $(1,476,062) $  (24,109) $  (1,562,683) $(2,305,945) $   (1,734)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                                                          DIREXION
                                                                                                                         INSURANCE
                                                                      AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)     TRUST
                                                                    ---------------------------------------------------  -----------
                                                                     INCOME &     INFLATION                              DYNAMIC VP
                                                                      GROWTH     PROTECTION  INTERNATIONAL     VALUE       HY BOND
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................  $    27,576  $    9,906  $     (14,959) $    98,949  $      672
   Net realized gain (loss) on investments in portfolio shares ...      465,264     (24,628)       737,934     (192,999)     (2,406)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares ..........   (1,968,902)     (9,387)    (2,285,658)  (2,211,895)         --
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...   (1,476,062)    (24,109)    (1,562,683)  (2,305,945)     (1,734)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ..................................................       11,959       1,133         25,116       22,725          (1)
   Contract redemptions ..........................................     (731,844)    (42,115)    (1,132,351)  (2,024,552)       (186)
   Net transfers (including mortality transfers) .................     (404,283)    276,902       (578,046)  (1,005,457)      1,921
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ........................   (1,124,168)    235,920     (1,685,281)  (3,007,284)      1,734
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ................   (2,600,230)    211,811     (3,247,964)  (5,313,229)         --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................    4,969,339     156,369      4,823,715   10,215,656          --
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .........................  $ 2,369,109  $  368,180  $   1,575,751  $ 4,902,427  $       --
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                            DREYFUS
  DREYFUS                                   VARIABLE
INVESTMENT                                 INVESTMENT
PORTFOLIOS                                    FUND                FEDERATED INSURANCE SERIES                  JANUS ASPEN SERIES
-----------                               -------------   -------------------------------------------   ----------------------------
                DREYFUS
                SOCIALLY      DREYFUS                                        HIGH                         GROWTH
 SMALL CAP    RESPONSIBLE      STOCK      INTERNATIONAL      CAPITAL        INCOME      INTERNATIONAL       AND       INTERNATIONAL
STOCK INDEX     GROWTH         INDEX          VALUE         INCOME II       BOND II       EQUITY II        INCOME        GROWTH
------------------------------------------------------------------------------------------------------------------------------------
$       979   $    17,130   $   255,886   $     107,586   $     90,308   $    368,588   $      13,651   $    30,848   $      55,001
      1,635        27,934       157,229          49,093         18,196         43,641          25,838        40,836          55,444
        196         3,352        18,867           5,891          2,183          5,237           3,101         4,900           6,653
------------------------------------------------------------------------------------------------------------------------------------
      1,831        31,286       176,096          54,984         20,379         48,878          28,939        45,736          62,097
------------------------------------------------------------------------------------------------------------------------------------
       (852)      (14,156)       79,790          52,602         69,929        319,710         (15,288)      (14,888)         (7,096)
------------------------------------------------------------------------------------------------------------------------------------
    (44,205)       24,858       579,626        (633,716)        (8,452)      (266,375)         54,437        93,365         246,741
        475            --            --         313,284             --             --              --            --          71,254
     16,466            --            --         508,590             --             --              --            --         649,335
------------------------------------------------------------------------------------------------------------------------------------
    (27,264)       24,858       579,626         188,158         (8,452)      (266,375)         54,437        93,365         967,330
------------------------------------------------------------------------------------------------------------------------------------

    (23,208)     (936,727)   (6,213,534)     (2,037,199)      (369,294)      (959,559)     (1,216,511)   (1,699,506)     (3,693,471)
------------------------------------------------------------------------------------------------------------------------------------
$   (51,324)  $  (926,025)  $(5,554,118)  $  (1,796,439)  $   (307,817)  $   (906,224)  $  (1,177,362)   $(1,621,029) $  (2,733,237)
====================================================================================================================================

====================================================================================================================================
                                            DREYFUS
  DREYFUS                                   VARIABLE
INVESTMENT                                 INVESTMENT
PORTFOLIOS                                    FUND                FEDERATED INSURANCE SERIES                  JANUS ASPEN SERIES
-----------                               -------------   -------------------------------------------   ----------------------------
                DREYFUS
                SOCIALLY      DREYFUS                                        HIGH                         GROWTH
 SMALL CAP    RESPONSIBLE      STOCK      INTERNATIONAL      CAPITAL        INCOME      INTERNATIONAL       AND       INTERNATIONAL
STOCK INDEX     GROWTH         INDEX          VALUE         INCOME II       BOND II       EQUITY II       INCOME         GROWTH
------------------------------------------------------------------------------------------------------------------------------------
$      (852)  $   (14,156)  $    79,790   $      52,602   $     69,929   $    319,710   $     (15,288)  $   (14,888)  $      (7,096)
    (27,264)       24,858       579,626         188,158         (8,452)      (266,375)         54,437        93,365         967,330

    (23,208)     (936,727)   (6,213,534)     (2,037,199)      (369,294)      (959,559)     (1,216,511)   (1,699,506)     (3,693,471)
------------------------------------------------------------------------------------------------------------------------------------
    (51,324)     (926,025)   (5,554,118)     (1,796,439)      (307,817)      (906,224)     (1,177,362)   (1,621,029)     (2,733,237)
------------------------------------------------------------------------------------------------------------------------------------

         --        15,996        26,805          17,845          5,690          7,315           4,707         9,019           7,642
   (107,105)     (291,084)   (2,442,541)     (1,337,377)      (405,904)    (1,183,917)       (463,900)     (758,161)     (1,241,249)
     69,637      (140,541)     (694,752)       (493,374)       (64,563)      (780,665)       (158,361)     (336,180)       (907,340)
------------------------------------------------------------------------------------------------------------------------------------

    (37,468)     (415,629)   (3,110,488)     (1,812,906)      (464,777)    (1,957,267)       (617,554)   (1,085,322)     (2,140,947)
------------------------------------------------------------------------------------------------------------------------------------
    (88,792)   (1,341,654)   (8,664,606)     (3,609,345)      (772,594)    (2,863,491)     (1,794,916)   (2,706,351)     (4,874,184)
------------------------------------------------------------------------------------------------------------------------------------
    230,237     2,886,133    17,048,561       6,008,351      1,768,602      4,913,837       2,953,659     4,633,921       6,744,357
------------------------------------------------------------------------------------------------------------------------------------
$   141,445   $ 1,544,479   $ 8,383,955   $   2,399,006   $    996,008   $  2,050,346   $   1,158,743   $ 1,927,570   $   1,870,173
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

=================================================================================================================================
                                                                 JANUS ASPEN SERIES (CONTINUED)         LAZARD RETIREMENT SERIES
                                                            ----------------------------------------  ---------------------------
                                                              LARGE CAP      MID CAP      WORLDWIDE     EMERGING   INTERNATIONAL
                                                               GROWTH        GROWTH        GROWTH       MARKETS       EQUITY
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .............................................  $     81,269  $     26,223  $     89,111  $    42,306  $       5,844
Expenses:
   Mortality and expense risk fees .......................       141,856       136,998        97,088       34,885          4,797
   Administrative fees ...................................        17,023        16,440        11,651        4,186            576
---------------------------------------------------------------------------------------------------------------------------------
      Total expenses .....................................       158,879       153,438       108,739       39,071          5,373
---------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................       (77,610)     (127,215)      (19,628)       3,235            471
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................       465,755       983,334      (161,649)     (92,467)      (180,695)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...............            --            --            --       63,643             --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...............            --       618,797            --       92,953           1,519
---------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .............................       465,755     1,602,131      (161,649)      64,129       (179,176)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................    (5,782,851)   (7,110,669)   (4,167,744)  (1,577,290)       (29,190)
---------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ................................  $ (5,394,706) $ (5,635,753) $ (4,349,021) $(1,509,926) $    (207,895)
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

=================================================================================================================================
                                                                 JANUS ASPEN SERIES (CONTINUED)         LAZARD RETIREMENT SERIES
                                                            ----------------------------------------  ---------------------------
                                                              LARGE CAP      MID CAP      WORLDWIDE     EMERGING   INTERNATIONAL
                                                               GROWTH        GROWTH        GROWTH       MARKETS       EQUITY
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................  $    (77,610) $   (127,215) $    (19,628) $     3,235  $         471
   Net realized gain (loss) on investments in portfolio
      shares .............................................       465,755     1,602,131      (161,649)      64,129       (179,176)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................    (5,782,851)   (7,110,669)   (4,167,744)  (1,577,290)       (29,190)
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...................................    (5,394,706)   (5,635,753)   (4,349,021)  (1,509,926)      (207,895)
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...        71,798        78,063        57,333        3,314            777
   Contract redemptions ..................................    (2,604,822)   (1,767,380)   (1,454,454)    (617,712)      (125,096)
   Net transfers (including mortality transfers) .........    (1,109,821)     (656,987)     (490,647)    (952,816)       141,853
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................    (3,642,845)   (2,346,304)   (1,887,768)  (1,567,214)        17,534
---------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........    (9,037,551)   (7,982,057)   (6,236,789)  (3,077,140)      (190,361)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................    16,028,201    14,526,119    10,897,499    4,214,183        448,872
---------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .................  $  6,990,650  $  6,544,062  $  4,660,710  $ 1,137,043  $     258,511
=================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
    LAZARD RETIREMENT
   SERIES (CONTINUED)          LEGG MASON PARTNERS VARIABLE EQUITY TRUST        LEGG MASON PARTNERS VARIABLE INCOME TRUST
--------------------------   ------------------------------------------------   ------------------------------------------
                                                                                  GLOBAL
                    US                     CAPITAL                                 HIGH
US SMALL CAP     STRATEGIC   AGGRESSIVE      AND      FUNDAMENTAL   LARGE CAP     YIELD                         STRATEGIC
 EQUITY (n)*      EQUITY       GROWTH      INCOME        VALUE       GROWTH        BOND      GOVERNMENT (d)*      BOND
--------------------------------------------------------------------------------------------------------------------------
$          --   $    4,202   $       --   $     270   $     1,773   $     247   $    9,869   $            --   $   36,145

       34,949        6,599          297         419         1,398         806        1,523             1,150       10,465
        4,193          792           36          50           168          97          183               138        1,256
--------------------------------------------------------------------------------------------------------------------------
       39,142        7,391          333         469         1,566         903        1,706             1,288       11,721
--------------------------------------------------------------------------------------------------------------------------
      (39,142)      (3,189)        (333)       (199)          207        (656)       8,163            (1,288)      24,424
--------------------------------------------------------------------------------------------------------------------------

   (1,204,162)    (106,795)      (8,067)    (20,443)      (28,617)     (8,459)     (12,465)          (19,240)     (82,116)

           --           --           --         393            --          --           --                --           --

           --           --           --         147            82          --           --                --           --
--------------------------------------------------------------------------------------------------------------------------
   (1,204,162)    (106,795)     (8,067)     (19,903)      (28,535)     (8,459)     (12,465)          (19,240)     (82,116)
--------------------------------------------------------------------------------------------------------------------------

       83,709     (116,866)      (5,600)      7,163       (18,780)    (23,525)     (29,588)           14,836      (84,912)
--------------------------------------------------------------------------------------------------------------------------
$  (1,159,595)  $ (226,850)  $  (14,000)  $ (12,939)  $   (47,108)  $ (32,640)  $  (33,890)  $        (5,692)  $ (142,604)
==========================================================================================================================

=========================================================================================================================
    LAZARD RETIREMENT
   SERIES (CONTINUED)          LEGG MASON PARTNERS VARIABLE EQUITY TRUST       LEGG MASON PARTNERS VARIABLE INCOME TRUST
--------------------------   ------------------------------------------------   ------------------------------------------
                                                                                  GLOBAL
                    US                     CAPITAL                                 HIGH
US SMALL CAP     STRATEGIC   AGGRESSIVE      AND      FUNDAMENTAL   LARGE CAP     YIELD                         STRATEGIC
 EQUITY (n)*      EQUITY       GROWTH      INCOME        VALUE       GROWTH        BOND      GOVERNMENT (d)*      BOND
--------------------------------------------------------------------------------------------------------------------------
$     (39,142)  $   (3,189)  $     (333)  $    (199)  $       207   $    (656)  $    8,163   $        (1,288)  $   24,424
   (1,204,162)    (106,795)      (8,067)    (19,903)      (28,535)     (8,459)     (12,465)          (19,240)     (82,116)

       83,709     (116,866)      (5,600)      7,163       (18,780)    (23,525)     (29,588)           14,836      (84,912)
--------------------------------------------------------------------------------------------------------------------------
   (1,159,595)    (226,850)     (14,000)    (12,939)      (47,108)    (32,640)     (33,890)           (5,692)    (142,604)
--------------------------------------------------------------------------------------------------------------------------

       16,118          863           --          --            --          --          872                --        2,302
     (970,259)    (119,716)      (5,352)    (24,685)      (10,692)     (8,635)     (19,142)         (115,366)    (355,928)
     (207,738)     (54,775)      14,584     (32,370)         (596)     43,875      (62,720)         (216,300)    (409,275)
--------------------------------------------------------------------------------------------------------------------------

   (1,161,879)    (173,628)       9,232     (57,055)      (11,288)     35,240      (80,990)         (331,666)    (762,901)
--------------------------------------------------------------------------------------------------------------------------
   (2,321,474)    (400,478)      (4,768)    (69,994)      (58,396)      2,600     (114,880)         (337,358)    (905,505)
--------------------------------------------------------------------------------------------------------------------------
    4,015,159      801,132       24,829      88,347       132,402      58,019      181,959           337,358    1,365,774
--------------------------------------------------------------------------------------------------------------------------
$   1,693,685   $  400,654   $   20,061   $  18,353   $    74,006   $  60,619   $   67,079   $            --   $  460,269
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                                        NEUBERGER BERMAN
                                                                 LORD ABBETT SERIES FUND           ADVISERS MANAGEMENT TRUST
                                                               --------------------------   ----------------------------------------
                                                                                GROWTH
                                                                AMERICA'S         AND       HIGH INCOME     MID-CAP
                                                                  VALUE         INCOME       BOND (e)*      GROWTH       PARTNERS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...   $    36,197   $    103,758   $        --   $       --   $     16,250
Expenses:
   Mortality and expense risk fees .........................        13,640         98,161           606        6,393         42,521
   Administrative fees .....................................         1,637         11,779            73          767          5,102
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................        15,277        109,940           679        7,160         47,623
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...................        20,920         (6,182)         (679)      (7,160)       (31,373)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .....................................       (91,928)      (153,956)      (12,293)     (48,225)      (424,576)
   Net realized short-term capital gain distributions
      from investments in portfolio shares .................         1,141             --            --           --          4,274
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................        20,584         24,291            --           --        508,483
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ...............................       (70,203)      (129,665)      (12,293)     (48,225)        88,181
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................      (285,046)    (3,334,873)        3,547     (255,186)    (2,177,956)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ..................................   $  (334,329)  $ (3,470,720)  $    (9,425)  $ (310,571)  $ (2,121,148)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                                        NEUBERGER BERMAN
                                                                 LORD ABBETT SERIES FUND           ADVISERS MANAGEMENT TRUST
                                                               --------------------------   ----------------------------------------
                                                                                GROWTH
                                                                AMERICA'S         AND       HIGH INCOME     MID-CAP
                                                                  VALUE         INCOME       BOND (e)*      GROWTH       PARTNERS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $    20,920   $     (6,182)  $      (679)  $   (7,160)  $    (31,373)
   Net realized gain (loss) on investments in portfolio
      shares ...............................................       (70,203)      (129,665)      (12,293)     (48,225)        88,181
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ...................      (285,046)    (3,334,873)        3,547     (255,186)    (2,177,956)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ...      (334,329)    (3,470,720)       (9,425)    (310,571)    (2,121,148)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....         2,634         19,397            --        2,113         15,738
   Contract redemptions ....................................      (360,068)    (1,657,435)      (27,372)    (193,246)    (1,077,767)
   Net transfers (including mortality transfers) ...........      (132,334)      (925,137)       (1,709)     133,321        (69,367)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ..............................      (489,768)    (2,563,175)      (29,081)     (57,812)    (1,131,396)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............      (824,097)    (6,033,895)      (38,506)    (368,383)    (3,252,544)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................     1,564,629     11,098,769        38,506      891,901      4,965,003
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ......................   $   740,532   $  5,064,874   $        --   $  523,518   $  1,712,459
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================
                                                                                                                    PIMCO
                                                                                                                  VARIABLE
                     NEUBERGER BERMAN                                                                             INSURANCE
         ADVISERS MANAGEMENT TRUST (CONTINUED)                        NORTHERN LIGHTS VARIABLE TRUST                TRUST
------------------------------------------------------   ------------------------------------------------------   ----------
                                                                                          JNF
                   SHORT                                                                 LOOMIS         JNF
                 DURATION      SMALL-CAP     SOCIALLY        JNF             JNF         SAYLES        MONEY          ALL
  REGENCY        BOND (f)*    GROWTH (g)*   RESPONSIVE     BALANCED        EQUITY      BOND (h)*    MARKET (i)*     ASSET
----------------------------------------------------------------------------------------------------------------------------
$     13,902   $    130,910   $        --   $      752   $    178,989   $      9,676   $   1,064   $    414,264   $  10,805

      15,544         38,738         2,829        1,587        112,357         82,153         174        208,746       1,665
       1,866          4,649           340          191         13,483          9,858          21         25,050         200
----------------------------------------------------------------------------------------------------------------------------
      17,410         43,387         3,169        1,778        125,840         92,011         195        233,796       1,865
----------------------------------------------------------------------------------------------------------------------------
      (3,508)        87,523        (3,169)      (1,026)        53,149        (82,335)        869        180,468       8,940
----------------------------------------------------------------------------------------------------------------------------

    (150,793)      (131,940)      (83,554)     (17,049)      (452,924)      (765,149)     (2,594)            --      (5,758)

          --             --            --          258             --             --          --             --         127

       2,569             --         3,275        2,313             --             --          --             --         564
----------------------------------------------------------------------------------------------------------------------------
    (148,224)      (131,940)      (80,279)     (14,478)      (452,924)      (765,149)     (2,594)            --      (5,067)
----------------------------------------------------------------------------------------------------------------------------

    (547,769)      (419,068)      (29,226)     (14,614)    (1,998,029)    (2,437,565)     (4,452)            --     (35,081)
----------------------------------------------------------------------------------------------------------------------------
$   (699,501)  $   (463,485)  $  (112,674)  $  (30,118)  $ (2,397,804)  $ (3,285,049)  $  (6,177)  $    180,468   $ (31,208)
============================================================================================================================

============================================================================================================================
                                                                                                                    PIMCO
                                                                                                                  VARIABLE
                     NEUBERGER BERMAN                                                                             INSURANCE
         ADVISERS MANAGEMENT TRUST (CONTINUED)                        NORTHERN LIGHTS VARIABLE TRUST                TRUST
------------------------------------------------------   ------------------------------------------------------   ----------
                                                                                          JNF
                   SHORT                                                                 LOOMIS         JNF
                 DURATION      SMALL-CAP     SOCIALLY        JNF             JNF         SAYLES        MONEY         ALL
   REGENCY       BOND (f)*    GROWTH (g)*   RESPONSIVE     BALANCED        EQUITY      BOND (h)*    MARKET (i)*     ASSET
----------------------------------------------------------------------------------------------------------------------------
$     (3,508)  $     87,523   $    (3,169)  $   (1,026)  $     53,149   $    (82,335)  $     869   $    180,468   $   8,940
    (148,224)      (131,940)      (80,279)     (14,478)      (452,924)      (765,149)     (2,594)            --      (5,067)

    (547,769)      (419,068)      (29,226)     (14,614)    (1,998,029)    (2,437,565)     (4,452)            --     (35,081)
----------------------------------------------------------------------------------------------------------------------------
    (699,501)      (463,485)     (112,674)     (30,118)    (2,397,804)    (3,285,049)     (6,177)       180,468     (31,208)
----------------------------------------------------------------------------------------------------------------------------

       1,502          7,144            --          600         25,938         55,988          --         62,228          --
    (249,684)      (649,170)      (16,389)     (52,020)    (2,166,126)    (1,666,156)    (11,620)    (5,482,110)    (10,106)
    (141,914)      (533,758)       73,886     (105,763)      (483,890)      (805,618)     44,777     29,423,467     189,481
----------------------------------------------------------------------------------------------------------------------------

    (390,096)    (1,175,784)       57,497     (157,183)    (2,624,078)    (2,415,786)     33,157     24,003,585     179,375
----------------------------------------------------------------------------------------------------------------------------
  (1,089,597)    (1,639,269)      (55,177)    (187,301)    (5,021,882)    (5,700,835)     26,980     24,184,053     148,167
----------------------------------------------------------------------------------------------------------------------------
   1,773,498      3,805,233       123,836      211,063     11,555,717      9,415,143          --             --      48,146
----------------------------------------------------------------------------------------------------------------------------
$    683,901   $  2,165,964   $    68,659   $   23,762   $  6,533,835   $  3,714,308   $  26,980   $ 24,184,053   $ 196,313
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

==============================================================================================================================
                                                                             PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                  ------------------------------------------------------------
                                                                                            FOREIGN
                                                                  COMMODITY-   EMERGING      BOND        GLOBAL
                                                                  REALRETURN    MARKETS   US DOLLAR-      BOND         HIGH
                                                                   STRATEGY      BOND       HEDGED      UNHEDGED       YIELD
------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $   13,331   $  1,935   $      574   $   19,883   $    9,109
Expenses:
   Mortality and expense risk fees ............................        4,455        370          248        7,450        1,478
   Administrative fees ........................................          535         44           29          894          178
-------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..........................................        4,990        414          277        8,344        1,656
-------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................        8,341      1,521          297       11,539        7,453
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ........................................      (45,622)    (2,535)      (1,692)        (775)     (15,425)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ....................        1,308        824           --           --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................           --        795           --           --          259
-------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ............................................      (44,314)      (916)      (1,692)        (775)     (15,166)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................      (93,308)    (6,236)        (342)     (44,087)     (17,819)
-------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations .....................................   $ (129,281)  $ (5,631)  $   (1,737)  $  (33,323)  $  (25,532)
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

==============================================================================================================================
                                                                             PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                  -------------------------------------------------------------
                                                                                           FOREIGN
                                                                  COMMODITY-   EMERGING      BOND        GLOBAL
                                                                  REALRETURN    MARKETS   US DOLLAR-      BOND        HIGH
                                                                   STRATEGY      BOND       HEDGED      UNHEDGED      YIELD
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $    8,341   $  1,521   $      297   $   11,539   $    7,453
   Net realized gain (loss) on investments in portfolio
      shares ..................................................      (44,314)      (916)      (1,692)        (775)     (15,166)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ......................      (93,308)    (6,236)        (342)     (44,087)     (17,819)
-------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ......     (129,281)    (5,631)      (1,737)     (33,323)     (25,532)
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........        5,777         37           --          (20)         (10)
   Contract redemptions .......................................      (93,569)    (7,338)     (28,703)    (104,169)     (96,404)
   Net transfers (including mortality transfers) ..............       81,306     20,604       28,018      328,856       12,525
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .................................       (6,486)    13,303         (685)     224,667      (83,889)
-------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................     (135,767)     7,672       (2,422)     191,344     (109,421)
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................      217,300     23,388        7,598      334,751      199,693
-------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .........................   $   81,533   $ 31,060   $    5,176   $  526,095   $   90,272
===============================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                    PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                             PIONEER VARIABLE CONTRACTS TRUST
------------------------------------------------------------------------------------   ----------------------------------------
               REALESTATE-                              STOCKSPLUS(R)
   MONEY        REALRETURN      REAL         SHORT-         TOTAL           TOTAL         EQUITY                       HIGH
MARKET (j)*      STRATEGY      RETURN        TERM           RETURN         RETURN         INCOME          FUND         YIELD
-------------------------------------------------------------------------------------------------------------------------------
$    290,374   $        --   $    96,949   $   25,685   $         565   $    207,004   $     51,949   $     9,804   $   36,819

     115,429         2,026        34,474        8,786             132         58,126         26,511         9,071        6,190
      13,852           244         4,137        1,054              16          6,975          3,182         1,089          743
-------------------------------------------------------------------------------------------------------------------------------
     129,281         2,270        38,611        9,840             148         65,101         29,693        10,160        6,933
-------------------------------------------------------------------------------------------------------------------------------
     161,093        (2,270)       58,338       15,845             417        141,903         22,256          (356)      29,886
-------------------------------------------------------------------------------------------------------------------------------

          --      (103,946)      (30,629)     (12,247)         (6,888)        53,947       (610,393)     (126,768)     (46,592)

          --            --         3,600           --             250         48,445          4,318            --           --

          --            --            --           --             377         33,118        153,440        29,335        7,822
-------------------------------------------------------------------------------------------------------------------------------
          --      (103,946)      (27,029)     (12,247)         (6,261)       135,510       (452,635)      (97,433)     (38,770)
-------------------------------------------------------------------------------------------------------------------------------

          --        (1,691)     (342,554)     (16,021)            (39)      (153,408)      (345,639)     (222,452)    (126,900)
-------------------------------------------------------------------------------------------------------------------------------
$    161,093   $  (107,907)  $  (311,245)  $  (12,423)  $      (5,883)  $    124,005   $   (776,018)  $  (320,241)  $ (135,784)
===============================================================================================================================

===============================================================================================================================
                     PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                            PIONEER VARIABLE CONTRACTS TRUST
------------------------------------------------------------------------------------   ----------------------------------------
               REALESTATE-                              STOCKSPLUS(R)
    MONEY       REALRETURN       REAL        SHORT-         TOTAL           TOTAL         EQUITY                       HIGH
 MARKET (j)*     STRATEGY       RETURN        TERM          RETURN         RETURN         INCOME          FUND         YIELD
-------------------------------------------------------------------------------------------------------------------------------
$    161,093   $    (2,270)  $    58,338   $   15,845   $         417   $    141,903   $     22,256   $      (356)  $   29,886
          --      (103,946)      (27,029)     (12,247)         (6,261)       135,510       (452,635)      (97,433)     (38,770)

          --        (1,691)     (342,554)     (16,021)            (39)      (153,408)      (345,639)     (222,452)    (126,900)
-------------------------------------------------------------------------------------------------------------------------------
     161,093      (107,907)     (311,245)     (12,423)         (5,883)       124,005       (776,018)     (320,241)    (135,784)
-------------------------------------------------------------------------------------------------------------------------------

      82,974         3,321         7,220          424              --         16,633         12,309         3,229          220
  (4,367,600)      (26,079)     (617,867)    (137,656)            (83)    (1,533,138)      (594,594)     (221,605)     (48,954)
 (21,627,292)       39,140     1,080,834       50,501          (7,733)     1,410,339        (25,277)     (434,283)     (48,583)
-------------------------------------------------------------------------------------------------------------------------------

 (25,911,918)       16,382       470,187     (86,731)          (7,816)      (106,166)      (607,562)     (652,659)     (97,317)
-------------------------------------------------------------------------------------------------------------------------------
 (25,750,825)      (91,525)      158,942     (99,154)         (13,699)        17,839     (1,383,580)     (972,900)    (233,101)
-------------------------------------------------------------------------------------------------------------------------------
  25,750,825       186,983     2,094,302     863,605           19,769      4,239,182      2,534,978     1,423,768      657,167
-------------------------------------------------------------------------------------------------------------------------------
$         --   $    95,458   $ 2,253,244   $ 764,451    $       6,070   $  4,257,021   $  1,151,398   $   450,868   $  424,066
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

=================================================================================================================================
                                                                                                                         RYDEX
                                                                       PIONEER VARIABLE                ROYCE           VARIABLE
                                                                  CONTRACTS TRUST(CONTINUED)       CAPITAL FUND          TRUST
                                                                  --------------------------  ----------------------  -----------
                                                                                                                         CLS
                                                                  INTERNATIONAL    MID CAP                            ADVISORONE
                                                                      VALUE         VALUE      MICRO-CAP  SMALL-CAP     AMERIGO
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $       9,085  $     4,968  $   24,028  $   11,521  $    1,485
Expenses:
   Mortality and expense risk fees ............................          10,116        3,219      14,790      24,221       6,068
   Administrative fees ........................................           1,214          386       1,774       2,906         729
---------------------------------------------------------------------------------------------------------------------------------
   Total expenses .............................................          11,330        3,605      16,564      27,127       6,797
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ............................          (2,245)       1,363       7,464     (15,606)     (5,312)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................        (138,811)    (147,188)   (190,515)   (139,380)     (4,466)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................              --          430      12,902      60,422       3,250
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................          25,808       44,686      87,790      87,689       4,130
---------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares .................................................        (113,003)    (102,072)    (89,823)      8,731       2,914
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................        (345,727)       6,756    (490,821)   (646,526)   (252,467)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..   $    (460,975) $   (93,953) $ (573,180) $ (653,401) $ (254,865)
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                                                                          RYDEX
                                                                       PIONEER VARIABLE                ROYCE             VARIABLE
                                                                  CONTRACTS TRUST(CONTINUED)       CAPITAL FUND           TRUST
                                                                  --------------------------  -------------------------  -----------
                                                                                                                             CLS
                                                                  INTERNATIONAL    MID CAP                               ADVISORONE
                                                                      VALUE         VALUE      MICRO-CAP     SMALL-CAP     AMERIGO
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $      (2,245) $     1,363  $     7,464   $   (15,606) $   (5,312)
   Net realized gain (loss) on
     investments in portfolio shares ..........................        (113,003)    (102,072)     (89,823)        8,731       2,914
   Net change in unrealized
     appreciation (depreciation) of
     investments in portfolio shares ..........................        (345,727)       6,756     (490,821)     (646,526)   (252,467)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations ...................................        (460,975)     (93,953)    (573,180)     (653,401)   (254,865)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
   transactions:
   Net contract purchase payments
     (including breakage) .....................................           4,914         (129)       1,661         9,778         (16)
   Contract redemptions .......................................        (484,615)     (91,120)    (311,774)     (612,393)    (16,396)
   Net transfers (including mortality
     transfers) ...............................................          52,863      111,373     (377,111)      215,520      16,312
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
       assets from contract owners'
       transactions ...........................................        (426,838)      20,124     (687,224)     (387,095)       (100)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net
         assets ...............................................        (887,813)     (73,829)  (1,260,404)   (1,040,496)   (254,965)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................       1,256,205      128,153    1,846,196     2,500,752     577,554
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ............................   $     368,392  $    54,324  $   585,792   $ 1,460,256  $  322,589
====================================================================================================================================

*  See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
    CLS
ADVISORONE                     BASIC                      CONSUMER      DOW 2X                                     ENERGY
 CLERMONT       BANKING      MATERIALS    BIOTECHNOLOGY   PRODUCTS     STRATEGY    ELECTRONICS     ENERGY         SERVICES
-----------------------------------------------------------------------------------------------------------------------------
$       845   $       403   $    14,330   $          --   $     453   $    2,773   $        --   $        --   $          --

        970         4,413        28,118           1,645       2,124        4,512           291        20,868          38,459
        117           529         3,374             197         254          542            35         2,504           4,615
-----------------------------------------------------------------------------------------------------------------------------
      1,087         4,942        31,492           1,842       2,378        5,054           326        23,372          43,074
-----------------------------------------------------------------------------------------------------------------------------
       (242)       (4,539)      (17,162)         (1,842)     (1,925)      (2,281)         (326)      (23,372)        (43,074)
-----------------------------------------------------------------------------------------------------------------------------

       (819)     (159,686)       (4,572)        (23,670)    (38,169)    (366,311)      (11,653)     (156,181)       (122,932)

         --            --       107,189              --       1,341           --            --        30,289         133,831

      1,181            --        37,378              --       4,874           --            --        11,064          43,406
-----------------------------------------------------------------------------------------------------------------------------
        362      (159,686)      139,995         (23,670)    (31,954)    (366,311)      (11,653)     (114,828)         54,305
-----------------------------------------------------------------------------------------------------------------------------

    (28,037)      (87,085)   (1,242,634)         (2,269)    (18,057)      80,014         2,301      (700,972)     (1,898,378)
-----------------------------------------------------------------------------------------------------------------------------
$   (27,917)  $  (251,310)  $(1,119,801)  $     (27,781)  $ (51,936)  $ (288,578)  $    (9,678)  $  (839,172)  $  (1,887,147)
=============================================================================================================================

=============================================================================================================================
                                                RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
    CLS
ADVISORONE                     BASIC                       CONSUMER     DOW 2X                                    ENERGY
 CLERMONT       BANKING      MATERIALS    BIOTECHNOLOGY    PRODUCTS    STRATEGY    ELECTRONICS     ENERGY        SERVICES
-----------------------------------------------------------------------------------------------------------------------------
$      (242)  $    (4,539)  $   (17,162)  $      (1,842)  $  (1,925)  $   (2,281)  $      (326)  $   (23,372)  $     (43,074)
        362      (159,686)      139,995         (23,670)    (31,954)    (366,311)      (11,653)     (114,828)         54,305

    (28,037)      (87,085)   (1,242,634)         (2,269)    (18,057)      80,014         2,301      (700,972)     (1,898,378)
-----------------------------------------------------------------------------------------------------------------------------
    (27,917)     (251,310)   (1,119,801)        (27,781)    (51,936)    (288,578)       (9,678)     (839,172)     (1,887,147)
-----------------------------------------------------------------------------------------------------------------------------

         --         2,695         8,340          18,095       1,005          (27)          (51)        1,710          11,827
       (752)      (50,940)     (473,888)        (40,163)    (47,722)     (67,331)       (2,830)     (333,411)       (501,178)
         --       530,388      (116,126)        147,897     194,341     (130,537)      (32,647)     (179,117)       (501,915)
-----------------------------------------------------------------------------------------------------------------------------

       (752)      482,143      (581,674)        125,829     147,624     (197,895)      (35,528)     (510,818)       (991,266)
-----------------------------------------------------------------------------------------------------------------------------
    (28,669)      230,833    (1,701,475)         98,048      95,688     (486,473)      (45,206)    1,349,990)     (2,878,413)
-----------------------------------------------------------------------------------------------------------------------------
     89,912       106,226     2,944,327          46,262     124,925      632,523        46,525     2,176,267       4,038,232
-----------------------------------------------------------------------------------------------------------------------------
$    61,243   $   337,059   $ 1,242,852   $     144,310   $ 220,613   $  146,050   $     1,319   $   826,277    $  1,159,819
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                     --------------------------------------------------------------
                                                                                                 GOVERNMENT
                                                                           EUROPE                   LONG
                                                                           1.25X     FINANCIAL    BOND 1.2X     HEALTH
                                                                          STRATEGY    SERVICES    STRATEGY       CARE      INTERNET
------------------------------------------------------------------------------------------------------------------------------------
Investment income:

   Income dividends from investments in
      portfolio shares ............................................      $   2,476   $      --   $   25,652   $       --   $     --
Expenses:

   Mortality and expense risk fees ................................          5,187       1,182       12,223        4,352        612
   Administrative fees ............................................            623         142        1,467          522         74
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses                                                          5,810       1,324       13,690        4,874        686
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense)                                     (3,334)     (1,324)      11,962       (4,874)      (686)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
    in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..............................       (288,789)    (74,262)     174,313     (108,027)   (34,137)

   Net realized short-term capital gain distributions
     from investments in portfolio shares .........................          3,881          --           --        4,017         --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .........................          4,082          --           --        5,334         --
------------------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on investments
           in portfolio shares ....................................       (280,826)    (74,262)     174,313      (98,676)   (34,137)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .............................         (1,134)     13,396      263,740      (17,507)     3,187
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net
            assets from operations ................................      $(285,294)  $ (62,190)  $  450,015   $ (121,057)  $(31,636)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                         -----------------------------------------------------------
                                                                                                 GOVERNMENT
                                                                           EUROPE                   LONG
                                                                           1.25X     FINANCIAL    BOND 1.2X     HEALTH
                                                                          STRATEGY    SERVICES    STRATEGY       CARE      INTERNET
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:

  Net investment income (expense) .................................      $  (3,334)  $  (1,324)  $   11,962   $   (4,874)  $   (686)
  Net realized gain (loss) on investments
     in portfolio shares ..........................................       (280,826)    (74,262)     174,313      (98,676)   (34,137)
  Net change in unrealized appreciation
     (depreciation) of investment in portfolio
        shares ....................................................         (1,134)     13,396      263,740      (17,507)     3,187
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net
          assets from operations ..................................       (285,294)    (62,190)     450,015     (121,057)   (31,636)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including
     breakage) ....................................................            (29)         (3)       2,397        1,099      1,700
  Contract redemptions                                                    (158,611)    (19,102)    (330,039)    (123,751)      (427)
  Net transfers (including mortality transfers) ...................       (347,972)    115,485      127,524     (270,788)  (103,942)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          from contract owners' transactions ......................       (506,612)     96,380     (200,118)    (393,440)  (102,669)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ...................       (791,906)     34,190      249,897     (514,497)  (134,305)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................      1,032,540      34,751    1,281,034      714,940    155,695
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ...............................      $ 240,634   $  68,941   $1,530,931   $  200,443   $ 21,390
====================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================
                                              RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
  INVERSE        INVERSE                                    INVERSE
  DYNAMIC      GOVERNMENT     INVERSE        INVERSE        RUSSELL      INVERSE      JAPAN
  DOW 2X        LONG BOND     MID-CAP     NASDAQ-100(R)     2000(R)      S&P 500      1.25X       LARGE CAP     LARGE CAP
 STRATEGY       STRATEGY      STRATEGY    STRATEGY (K)*    STRATEGY      STRATEGY    STRATEGY      GROWTH         VALUE
---------------------------------------------------------------------------------------------------------------------------
$      1,327  $          9  $        461  $         247  $      1,087  $     1,406  $      601  $          --  $     3,937

       2,240           433           346          1,325         4,040        1,444       1,339          3,770        3,236
         269            52            42            159           485          173         161            452          388
---------------------------------------------------------------------------------------------------------------------------
       2,509           485           388          1,484         4,525        1,617       1,500          4,222        3,624
---------------------------------------------------------------------------------------------------------------------------
      (1,182)         (476)           73         (1,237)       (3,438)        (211)       (899)        (4,222)         313
---------------------------------------------------------------------------------------------------------------------------
      45,863        (8,237)        9,948         22,291       124,257       41,384     (47,231)      (102,523)    (238,443)

      15,547            --            --             --            --           --          --             --           --

      65,471            --            --             --            --           --          --             --       57,973
---------------------------------------------------------------------------------------------------------------------------
     126,881        (8,237)        9,948         22,291       124,257       41,384     (47,231)      (102,523)    (180,470)
---------------------------------------------------------------------------------------------------------------------------

    (139,273)        3,130       (12,124)       (6,150)        42,741      (20,845)     10,376        (34,881)     (21,057)
---------------------------------------------------------------------------------------------------------------------------
$    (13,574) $     (5,583) $     (2,103) $      14,904  $    163,560  $    20,328  $  (37,754)  $   (141,626) $  (201,214)
===========================================================================================================================

===========================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
  INVERSE       INVERSE                                     INVERSE
  DYNAMIC      GOVERNMENT      INVERSE      INVERSE         RUSSELL      INVERSE      JAPAN
  DOW 2X       LONG BOND       MID-CAP    NASDAQ-100(R)     2000(R)      S&P 500      1.25X       LARGE CAP     LARGE CAP
  STRATEGY      STRATEGY      STRATEGY    STRATEGY (K)*    STRATEGY      STRATEGY    STRATEGY      GROWTH         VALUE
---------------------------------------------------------------------------------------------------------------------------
$     (1,182) $       (476) $         73  $      (1,237) $     (3,438) $      (211) $     (899) $      (4,222) $       313
     126,881        (8,237)        9,948         22,291       124,257       41,384     (47,231)      (102,523)    (180,470)

    (139,273)        3,130       (12,124)        (6,150)       42,741      (20,845)     10,376        (34,881)     (21,057)
---------------------------------------------------------------------------------------------------------------------------
     (13,574)       (5,583)       (2,103)        14,904       163,560       20,328     (37,754)      (141,626)    (201,214)
---------------------------------------------------------------------------------------------------------------------------

         491            --            --             --            --           --         222              4           (2)
      (8,975)      (19,424)       (1,166)       (30,376)      (45,800)      (2,476)     (7,641)      (100,678)     (76,848)
     338,159        (6,992)       63,631        159,732    (1,259,459)     184,017     104,075        468,973       69,496
---------------------------------------------------------------------------------------------------------------------------

     329,675       (26,416)       62,465        129,356    (1,305,259)     181,541      96,656        368,299       (7,354)
---------------------------------------------------------------------------------------------------------------------------
     316,101       (31,999)       60,362        144,260    (1,141,699)     201,869      58,902        226,673     (208,568)
---------------------------------------------------------------------------------------------------------------------------
      16,504        61,626         1,868         30,492     1,220,207           --      99,723        454,819      423,339
---------------------------------------------------------------------------------------------------------------------------
$    332,605  $     29,627  $     62,230  $     174,752  $     78,508  $   201,869  $  158,625  $     681,492  $   214,771
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                              ---------------------------------------------------------------------
                                                                                MID CAP
                                                                                  1.5X      MID-CAP    MID-CAP     NASDAQ-100(R)
                                                                  LEISURE      STRATEGY     GROWTH      VALUE    2X STRATEGY (l)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....  $        --  $        --  $       --  $      --  $             331
Expenses:
   Mortality and expense risk fees ...........................        2,230        3,641         910      4,661              5,560
   Administrative fees .......................................          267          437         109        560                667
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..........................................        2,497        4,078       1,019      5,221              6,227
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .......................       (2,497)      (4,078)     (1,019)    (5,221)            (5,896)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares: ...................................................
   Net realized gains (losses) on sales of investments in
     portfolio shares ........................................     (126,987)    (195,204)    (26,505)  (171,424)          (566,760)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .........................        6,651           --          --      4,309                 --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .........................       44,188           --          --     35,411                 --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ..............................................      (76,148)    (195,204)    (26,505)  (131,704)          (566,760)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................      (36,465)       9,576     (16,821)   (42,276)            12,699
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations ........................................  $  (115,110) $  (189,706) $  (44,345) $(179,201) $        (559,957)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                              ---------------------------------------------------------------------
                                                                                MID CAP
                                                                                  1.5X      MID-CAP    MID-CAP     NASDAQ-100(R)
                                                                  LEISURE      STRATEGY     GROWTH      VALUE    2X STRATEGY (l)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................  $    (2,497) $    (4,078) $   (1,019) $ ( 5,221) $          (5,896)
   Net realized gain (loss) on investments in portfolio
     shares ..................................................      (76,148)    (195,204)    (26,505)  (131,704)          (566,760)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................      (36,465)       9,576     (16,821)   (42,276)            12,699
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...     (115,110)    (189,706)    (44,345)  (179,201)          (559,957)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......          201           (3)          1      3,478                 --
   Contract redemptions ......................................      (38,768)     (24,637)     (3,939)  (146,837)           (86,724)
   Net transfers (including mortality transfers) .............      (69,686)    (129,712)     43,105    (52,367)          (100,834)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ..................................     (108,253)    (154,352)     39,167   (195,726)          (187,558)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................     (223,363)    (344,058)     (5,178)  (374,927)          (747,515)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      293,727      489,155      69,515    593,538            833,611
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...........................  $    70,364  $   145,097  $   64,337  $ 218,611  $          86,096
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

========================================================================================================================
                                           RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                                         RUSSELL       S&P 500
                                   PRECIOUS      REAL                  2000(R) 1.5X      2X        SECTOR     SMALL-CAP
NASDAQ-100(R) (m)*      NOVA        METALS      ESTATE     RETAILING     STRATEGY      STRATEGY   ROTATION     GROWTH
------------------------------------------------------------------------------------------------------------------------
$            2,629   $     3,277   $      --   $   1,154   $      --   $        368   $      --   $      --   $      --

            21,952        12,329      11,700       1,886         181          2,512       3,647       5,893       2,276
             2,635         1,480       1,404         227          21            301         438         707         273
------------------------------------------------------------------------------------------------------------------------
            24,587        13,809      13,104       2,113         202          2,813       4,085       6,600       2,549
------------------------------------------------------------------------------------------------------------------------
           (21,958)      (10,532)    (13,104)       (959)       (202)        (2,445)     (4,085)     (6,600)     (2,549)
------------------------------------------------------------------------------------------------------------------------

          (176,914)     (551,373)   (283,429)    (99,836)     (8,619)      (132,832)   (291,300)   (120,786)   (142,293)

                --            --          --       2,977          --             --          --         618          --

                --            --          --       8,648          22             --          --         425          --
------------------------------------------------------------------------------------------------------------------------
          (176,914)     (551,373)   (283,429)    (88,211)     (8,597)      (132,832)   (291,300)   (119,743)   (142,293)
------------------------------------------------------------------------------------------------------------------------

          (707,177)     (151,275)   (118,593)        426         865         11,420      46,883    (105,329)     51,506
------------------------------------------------------------------------------------------------------------------------
$         (906,049)  $  (713,180)  $(415,126)  $ (88,744)  $  (7,934)  $   (123,857)  $(248,502)  $(231,672)  $ (93,336)
========================================================================================================================

========================================================================================================================
                                           RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                                         RUSSELL       S&P 500
                                   PRECIOUS      REAL                  2000(R) 1.5X      2X        SECTOR     SMALL-CAP
NASDAQ-100(R) (m)*      NOVA        METALS      ESTATE     RETAILING     STRATEGY      STRATEGY   ROTATION     GROWTH
------------------------------------------------------------------------------------------------------------------------
$          (21,958)  $   (10,532)  $ (13,104)  $    (959)  $    (202)  $     (2,445)  $  (4,085)  $  (6,600)  $  (2,549)
          (176,914)     (551,373)   (283,429)    (88,211)     (8,597)      (132,832)   (291,300)   (119,743)   (142,293)

          (707,177)     (151,275)   (118,593)        426         865         11,420      46,883    (105,329)     51,506
------------------------------------------------------------------------------------------------------------------------
          (906,049)     (713,180)   (415,126)    (88,744)     (7,934)      (123,857)   (248,502)   (231,672)    (93,336)
------------------------------------------------------------------------------------------------------------------------

             3,541           707       9,179         139          --            544          --          --       3,340
          (349,117)     (188,058)   (278,700)    (40,189)    (12,913)       (37,311)    (56,408)    (53,030)    (21,486)
          (256,313)     (187,076)    636,075     102,844       4,519        (68,534)    (69,316)    (94,502)   (278,117)
------------------------------------------------------------------------------------------------------------------------

          (601,889)     (374,427)    366,554      62,794      (8,394)      (105,301)   (125,724)   (147,532)   (296,263)
------------------------------------------------------------------------------------------------------------------------
        (1,507,938)   (1,087,607)    (48,572)    (25,950)    (16,328)      (229,158)   (374,226)   (379,204)   (389,599)
------------------------------------------------------------------------------------------------------------------------
         2,507,338     1,545,567     914,699     163,930      23,049        353,279     472,320     609,543     457,067
------------------------------------------------------------------------------------------------------------------------
$          999,400   $   457,960   $ 866,127   $ 137,980   $   6,721   $    124,121   $  98,094   $ 230,339   $  67,468
========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                            ------------------------------------------------------------------------
                                                                                                                           U.S.
                                                                                                                        GOVERNMENT
                                                             SMALL-CAP                     TELE-                           MONEY
                                                               VALUE     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ............................................   $    1,509   $       --   $          283   $           --   $    44,867
Expenses:
   Mortality and expense risk fees ......................        3,829        1,604            5,781            3,319        49,529
   Administrative fees ..................................          459          192              694              399         5,943
------------------------------------------------------------------------------------------------------------------------------------
   Total expenses .......................................        4,288        1,796            6,475            3,718        55,472
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ......................       (2,779)      (1,796)          (6,192)          (3,718)      (10,605)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...............................     (221,716)     (77,918)        (289,565)        (207,266)           --
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............           --       12,629           14,648               --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..............           --           88           11,725            3,240            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ............................     (221,716)     (65,201)        (263,192)        (204,026)           --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ......................       11,511      (14,357)          24,618          117,206            --
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ...............................   $ (212,984)  $  (81,354)  $     (244,766)  $      (90,538)  $   (10,605)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                            ------------------------------------------------------------------------
                                                                                                                           U.S.
                                                                                                                        GOVERNMENT
                                                             SMALL-CAP                     TELE-                           MONEY
                                                               VALUE     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $   (2,779)  $   (1,796)  $       (6,192)  $       (3,718)  $   (10,605)
   Net realized gain (loss) on investments in portfolio
      shares ............................................     (221,716)     (65,201)        (263,192)        (204,026)           --
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................       11,511      (14,357)          24,618          117,206            --
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..................................     (212,984)     (81,354)        (244,766)         (90,538)      (10,605)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..        3,241          461            4,821              693        42,470
   Contract redemptions .................................      (33,196)     (15,298)         (51,204)         (32,547)   (1,269,759)
   Net transfers (including mortality transfers) ........      161,460      (88,751)        (448,103)         (20,088)      582,369
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ...............      131,505     (103,588)        (494,486)         (51,942)     (644,920)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .......      (81,479)    (184,942)        (739,252)        (142,480)     (655,525)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................      218,704      244,223          827,196          272,215     3,840,513
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ................   $  137,225   $   59,281   $       87,944   $      129,735   $ 3,184,988
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================
   RYDEX                                       THIRD
 VARIABLE                                     AVENUE
   TRUST                                      VARIABLE
(CONTINUED)       SELIGMAN PORTFOLIOS       SERIES TRUST                       VAN ECK WORLDWIDE INSURANCE TRUST
-----------   ---------------------------   ------------   -----------------------------------------------------------------------
              COMMUNICATIONS
                   AND           GLOBAL                     ABSOLUTE                     EMERGING         HARD           REAL
 UTILITIES     INFORMATION     TECHNOLOGY       VALUE        RETURN         BOND         MARKETS         ASSETS         ESTATE
----------------------------------------------------------------------------------------------------------------------------------
$     2,148   $           --   $       --   $     16,302   $      879   $    355,850   $         --   $     13,308   $    115,836

      9,380           20,737       10,965         28,293        9,985         43,746         82,638         51,676         24,258
      1,126            2,489        1,315          3,395        1,199          5,249          9,917          6,201          2,911
----------------------------------------------------------------------------------------------------------------------------------
     10,506           23,226       12,280         31,688       11,184         48,995         92,555         57,877         27,169
----------------------------------------------------------------------------------------------------------------------------------
     (8,358)         (23,226)     (12,280)       (15,386)     (10,305)       306,855        (92,555)       (44,569)        88,667
----------------------------------------------------------------------------------------------------------------------------------

   (258,039)         136,645      132,105       (615,167)     (33,529)        29,454     (1,914,764)       128,377       (400,680)

      3,468               --           --         10,230           --             --        587,337        267,388         57,918

      2,214               --           --        314,480       28,141             --      2,874,204        461,337        316,066
----------------------------------------------------------------------------------------------------------------------------------
   (252,357)         136,645      132,105       (290,457)      (5,388)        29,454      1,546,777        857,102        (26,696)
----------------------------------------------------------------------------------------------------------------------------------

     (1,944)        (836,214)    (524,540)      (833,956)     (97,523)      (287,633)    (7,538,990)    (2,684,968)    (1,375,204)
----------------------------------------------------------------------------------------------------------------------------------
$  (262,659)  $     (722,795)  $ (404,715)  $ (1,139,799)  $ (113,216)  $     48,676   $ (6,084,768)  $ (1,872,435)  $ (1,313,233)
==================================================================================================================================

==================================================================================================================================
   RYDEX                                       THIRD
 VARIABLE                                     AVENUE
   TRUST                                      VARIABLE
(CONTINUED)       SELIGMAN PORTFOLIOS       SERIES TRUST                      VAN ECK WORLDWIDE INSURANCE TRUST
-----------   ---------------------------   ------------   -----------------------------------------------------------------------
              COMMUNICATIONS
                   AND           GLOBAL                     ABSOLUTE                     EMERGING         HARD           REAL
 UTILITIES      INFORMATION    TECHNOLOGY       VALUE        RETURN         BOND         MARKETS         ASSETS         ESTATE
----------------------------------------------------------------------------------------------------------------------------------
$    (8,358)  $      (23,226)  $  (12,280)  $    (15,386)  $  (10,305)  $    306,855   $    (92,555)  $    (44,569)  $     88,667
   (252,357)         136,645      132,105       (290,457)      (5,388)        29,454      1,546,777        857,102        (26,696)

     (1,944)        (836,214)    (524,540)      (833,956)     (97,523)      (287,633)    (7,538,990)    (2,684,968)    (1,375,204)
----------------------------------------------------------------------------------------------------------------------------------
   (262,659)        (722,795)    (404,715)    (1,139,799)    (113,216)        48,676     (6,084,768)    (1,872,435)    (1,313,233)
----------------------------------------------------------------------------------------------------------------------------------

      1,027            1,293        1,974         22,484        6,617         10,631         23,764          8,249         14,452
   (129,078)        (277,897)    (356,513)      (960,290)    (150,622)    (1,020,958)    (1,354,275)      (678,954)      (415,900)
    (73,354)        (138,737)     (37,008)      (825,301)    (210,493)      (820,516)       154,814     (1,095,155)      (252,388)
----------------------------------------------------------------------------------------------------------------------------------

   (201,405)        (415,341)    (391,547)    (1,763,107)    (354,498)    (1,830,843)    (1,175,697)    (1,765,860)      (653,836)
----------------------------------------------------------------------------------------------------------------------------------
   (464,064)      (1,138,136)    (796,262)    (2,902,906)    (467,714)    (1,782,167)    (7,260,465)    (3,638,295)    (1,967,069)
----------------------------------------------------------------------------------------------------------------------------------
    891,863        2,210,487    1,263,428      4,020,538      944,246      4,171,281     10,283,422      5,451,512      2,876,322
----------------------------------------------------------------------------------------------------------------------------------
$   427,799   $    1,072,351   $  467,166   $  1,117,632   $  476,532   $  2,389,114   $  3,022,957   $  1,813,217   $    909,253
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                       WELLS FARGO                 INTEREST
                                                                    ADVANTAGE VT FUNDS        ADJUSTMENT ACCOUNTS
                                                               ---------------------------   ----------------------
                                                                                                                         COMBINED
                                                                 DISCOVERY    OPPORTUNITY      1 YEAR      5 YEAR         TOTAL
--------------------------------------------------------------------------------------------------------------------  --------------
Investment income:
   Income dividends from investments in portfolio shares ...   $         --   $     92,029   $       --   $      --   $   4,443,987
Expenses:
   Mortality and expense risk fees .........................         70,606         61,404           --          --       3,232,192
   Administrative fees .....................................          8,473          7,368           --          --         387,868
--------------------------------------------------------------------------------------------------------------------  --------------
      Total expenses .......................................         79,079         68,772           --          --       3,620,060
--------------------------------------------------------------------------------------------------------------------  --------------
         Net investment income (expense) ...................        (79,079)        23,257           --          --         823,927
--------------------------------------------------------------------------------------------------------------------  --------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..................................        746,349        (68,119)          --          --     (12,406,896)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ......................             --        319,655           --          --       5,163,038
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................             --        766,604           --          --      10,549,080
--------------------------------------------------------------------------------------------------------------------  --------------
         Net realized gain (loss) on investments in
            portfolio shares ...............................        746,349      1,018,140           --          --       3,305,222
--------------------------------------------------------------------------------------------------------------------  --------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................     (3,719,568)    (3,263,581)          --          --    (110,101,144)
--------------------------------------------------------------------------------------------------------------------  --------------
            Net increase (decrease) in net assets from
               operations ..................................   $ (3,052,298)  $ (2,222,184)  $       --   $      --   $(105,971,995)
====================================================================================================================  ==============

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================  ==============
                                                                      WELLS FARGO                  INTEREST
                                                                   ADVANTAGE VT FUNDS         ADJUSTMENT ACCOUNTS
                                                               ---------------------------   ----------------------
                                                                                                                         COMBINED
                                                                DISCOVERY      OPPORTUNITY     1 YEAR      5 YEAR         TOTAL
--------------------------------------------------------------------------------------------------------------------  --------------
Changes from operations:
   Net investment income (expense) .........................   $    (79,079)  $     23,257   $       --   $      --   $     823,927
   Net realized gain (loss) on investments in portfolio
      shares ...............................................        746,349      1,018,140           --          --       3,305,222
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................     (3,719,568)    (3,263,581)          --          --    (110,101,144)
--------------------------------------------------------------------------------------------------------------------  --------------
         Net increase (decrease) in net assets from
            operations .....................................     (3,052,298)    (2,222,184)          --          --    (105,971,995)
--------------------------------------------------------------------------------------------------------------------  --------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....         49,829         19,884           --          --       1,196,295
   Contract redemptions ....................................       (959,943)      (856,715)    (203,417)    (27,659)    (64,846,214)
   Net transfers (including mortality transfers) ...........       (545,195)      (455,595)      46,938       1,591     (10,481,792)
--------------------------------------------------------------------------------------------------------------------  --------------
         Net increase (decrease) in net assets from
            contract owners' transactions ..................     (1,455,309)    (1,292,426)    (156,479)    (26,068)    (74,131,711)
--------------------------------------------------------------------------------------------------------------------  --------------
            Net increase (decrease) in net assets ..........     (4,507,607)    (3,514,610)    (156,479)    (26,068)   (180,103,706)
--------------------------------------------------------------------------------------------------------------------  --------------
Net assets, beginning of period ............................      7,719,518      6,432,768      784,753     124,325     348,348,296
--------------------------------------------------------------------------------------------------------------------  --------------
               Net assets, end of period ...................   $  3,211,911   $  2,918,158   $  628,274   $  98,257   $ 168,244,590
====================================================================================================================  ==============

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                    40|86 SERIES TRUST
                                                        ---------------------------------------------------------------------------
                                                                                         FIXED        GOVERNMENT         MONEY
                                                        BALANCED (j)*   EQUITY (j)*   INCOME (a)*   SECURITIES (a)*   MARKET (a)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ........................................   $      78,517  $       1,085  $     84,786  $        52,436  $     132,634
Expenses:
   Mortality and expense risk fees ..................          60,428         56,572        22,634           15,854         34,864
   Administrative fees ..............................           7,252          6,788         2,716            1,902          4,183
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses .................................          67,680         63,360        25,350           17,756         39,047
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..............          10,837        (62,275)       59,436           34,680         93,587
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ................       2,620,542         61,359      (147,181)        (175,188)            --
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...........              --             --            --               --             --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...........         219,400      1,447,367            --               --             --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ...........................       2,839,942      1,508,726      (147,181)        (175,188)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...............      (2,318,964)      (600,708)      154,212          165,414             --
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..............................   $     531,815  $     845,743  $     66,467  $        24,906  $      93,587
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                    40|86 SERIES TRUST
                                                        ---------------------------------------------------------------------------
                                                                                          FIXED       GOVERNMENT        MONEY
                                                        BALANCED (j)*   EQUITY (j)*    INCOME (a)*  SECURITIES (a)*   MARKET (a)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................   $      10,837  $     (62,275) $     59,436  $        34,680  $      93,587
   Net realized gain (loss) on investments in
     portfolio shares ...............................       2,839,942      1,508,726      (147,181)        (175,188)            --
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares .........................................      (2,318,964)      (600,708)      154,212          165,414             --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ..............................         531,815        845,743        66,467           24,906         93,587
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) ......................................          19,909         25,069           983              339          1,091
   Contract redemptions .............................        (871,552)      (767,517)     (232,067)        (232,928)      (830,154)
   Net transfers (including mortality transfers) ....     (13,294,085)   (12,878,408)   (7,513,954)      (5,234,217)   (10,828,944)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ................     (14,145,728)   (13,620,856)   (7,745,038)      (5,466,806)   (11,658,007)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ........     (13,613,913)   (12,775,113)   (7,678,571)      (5,441,900)   (11,564,420)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................      13,613,913     12,775,113     7,678,571        5,441,900     11,564,420
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..................   $          --  $          --  $         --  $            --  $          --
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                           THE
                                                                                                                          ALGER
                                                                                                                         AMERICAN
                                            AIM VARIABLE INSURANCE FUNDS                                                   FUND
--------------------------------------------------------------------------------------------------------------------   -------------
                                                               GLOBAL
                   CORE         FINANCIAL       GLOBAL          REAL          HIGH          MID CAP                     LARGE CAP
 BASIC VALUE      EQUITY        SERVICES     HEALTH CARE       ESTATE         YIELD       CORE EQUITY    TECHNOLOGY    GROWTH (ad)*
------------------------------------------------------------------------------------------------------------------------------------
$      1,718   $     22,092   $      6,914   $         --   $    207,936   $   244,567   $        226   $         --   $     41,436

       7,797         27,497          6,116         10,599         63,581        45,558          6,810          4,136        148,184
         935          3,300            734          1,272          7,630         5,467            818            496         17,782
------------------------------------------------------------------------------------------------------------------------------------
       8,732         30,797          6,850         11,871         71,211        51,025          7,628          4,632        165,966
------------------------------------------------------------------------------------------------------------------------------------
      (7,014)        (8,705)            64        (11,871)       136,725       193,542         (7,402)        (4,632)      (124,530)
------------------------------------------------------------------------------------------------------------------------------------

      74,284        113,197         28,628         73,852      1,147,881       (23,218)        30,956         56,976        229,628

         293             --            882             --         53,131            --             --             --             --

      28,594             --         25,217             --        443,163            --          6,779             --             --
------------------------------------------------------------------------------------------------------------------------------------
     103,171        113,197         54,727         73,852      1,644,175       (23,218)        37,735         56,976        229,628
------------------------------------------------------------------------------------------------------------------------------------

    (101,015)        51,263       (170,399)        21,912     (1,969,402)     (170,427)         9,323        (36,433)     1,836,442
------------------------------------------------------------------------------------------------------------------------------------
$     (4,858)  $    155,755   $   (115,608)  $     83,893   $   (188,502)  $      (103)  $     39,656   $     15,911   $  1,941,540
====================================================================================================================================

===================================================================================================================================
                                                                                                                           THE
                                                                                                                          ALGER
                                                                                                                         AMERICAN
                                            AIM VARIABLE INSURANCE FUNDS                                                   FUND
--------------------------------------------------------------------------------------------------------------------   -------------
                                                               GLOBAL
                   CORE         FINANCIAL       GLOBAL          REAL          HIGH          MID CAP                     LARGE CAP
 BASIC VALUE      EQUITY        SERVICES     HEALTH CARE       ESTATE         YIELD       CORE EQUITY    TECHNOLOGY    GROWTH (ad)*
------------------------------------------------------------------------------------------------------------------------------------
$     (7,014)  $     (8,705)  $         64   $    (11,871)  $    136,725   $   193,542   $     (7,402)  $     (4,632)  $   (124,530)
     103,171        113,197         54,727         73,852      1,644,175       (23,218)        37,735         56,976        229,628

    (101,015)        51,263       (170,399)        21,912     (1,969,402)     (170,427)         9,323        (36,433)     1,836,442
------------------------------------------------------------------------------------------------------------------------------------
      (4,858)       155,755       (115,608)        83,893       (188,502)         (103)        39,656         15,911      1,941,540
------------------------------------------------------------------------------------------------------------------------------------

         405          2,261          1,601          1,690         13,372         6,241            (45)         2,662         25,728
    (167,615)      (488,671)      (182,290)      (298,162)    (1,064,920)     (828,963)       (98,560)      (117,184)    (2,600,722)
       3,748        326,218          4,634        (88,348)    (1,661,433)    1,032,245        (44,887)       (70,525)       (99,125)
------------------------------------------------------------------------------------------------------------------------------------

    (163,462)      (160,192)      (176,055)      (384,820)    (2,712,981)      209,523       (143,492)      (185,047)    (2,674,119)
------------------------------------------------------------------------------------------------------------------------------------
    (168,320)        (4,437)      (291,663)      (300,927)    (2,901,483)      209,420       (103,836)      (169,136)      (732,579)
------------------------------------------------------------------------------------------------------------------------------------
     665,490      1,997,266        614,532        972,472      6,209,982     2,953,499        553,560        450,134     12,417,572
------------------------------------------------------------------------------------------------------------------------------------
$    497,170   $  1,992,829   $    322,869   $    671,545   $  3,308,499   $ 3,162,919   $    449,724   $    280,998   $ 11,684,993
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                 ALLIANCEBERNSTEIN      AMERICAN
                                                                                                     VARIABLE           CENTURY
                                                                                                     PRODUCTS           VARIABLE
                                                      THE ALGER AMERICAN FUND (CONTINUED)             SERIES           PORTFOLIOS
                                                 ---------------------------------------------   -----------------   ---------------
                                                    CAPITAL
                                                 APPRECIATION       MIDCAP         SMALLCAP         GROWTH AND
                                                     (ae)*          GROWTH        GROWTH (af)*        INCOME            BALANCED
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ........................   $          --   $          --   $          --   $          11,262   $        9,571
Expenses:
   Mortality and expense risk fees ...........         202,294         170,830          70,360              10,987            9,819
   Administrative fees .......................          24,276          20,500           8,443               1,318            1,179
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..........................         226,570         191,330          78,803              12,305           10,998
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .......        (226,570)       (191,330)        (78,803)             (1,043)          (1,427)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
   investments in portfolio shares:
   Net realized gains (losses) on sales
     of investments in portfolio shares ......       2,083,852         614,639       1,035,096              70,939           12,712
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ........................              --       1,321,923              --               2,441            3,773
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ........................              --         412,242              --              35,782           19,531
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on
         investments in portfolio shares .....       2,083,852       2,348,804       1,035,096             109,162           36,016
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ..........................       2,515,183       1,357,501        (104,979)            (79,067)         (26,039)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net
            assets from operations ...........   $   4,372,465   $   3,514,975   $     851,314   $          29,052   $        8,550
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                 ALLIANCEBERNSTEIN      AMERICAN
                                                                                                     VARIABLE           CENTURY
                                                                                                     PRODUCTS           VARIABLE
                                                     THE ALGER AMERICAN FUND (CONTINUED)              SERIES           PORTFOLIOS
                                                 ---------------------------------------------   -----------------   ---------------
                                                    CAPITAL
                                                 APPRECIATION       MIDCAP         SMALLCAP         GROWTH AND
                                                     (ae)*          GROWTH        GROWTH (af)*        INCOME            BALANCED
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........   $    (226,570)  $    (191,330)  $     (78,803)  $          (1,043)  $       (1,427)
   Net realized gain (loss) on investments
     in portfolio shares .....................       2,083,852       2,348,804       1,035,096             109,162           36,016
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ........................       2,515,183       1,357,501        (104,979)            (79,067)         (26,039)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net
         assets from operations ..............       4,372,465       3,514,975         851,314              29,052            8,550
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
     (including breakage) ....................          83,902          23,088          13,476                 961            3,849
   Contract redemptions ......................      (3,574,500)     (3,446,192)     (1,841,280)           (166,695)         (91,310)
   Net transfers (including mortality
     transfers) ..............................         275,569       1,334,139        (946,754)             86,988          750,326
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net
         assets from contract owners'
         transactions ........................      (3,215,029)     (2,088,965)     (2,774,558)            (78,746)         662,865
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net
            assets ...........................       1,157,436       1,426,010      (1,923,244)            (49,694)         671,415
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............      15,541,937      12,905,023       6,412,639             946,236          426,400
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .....   $  16,699,373   $  14,331,033   $   4,489,395   $         896,542   $    1,097,815
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                                                                                                  DREYFUS
                                                          DIREXION    DREYFUS                                     VARIABLE
                                                         INSURANCE   INVESTMENT                                 INVESTMENT
   AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)        TRUST     PORTFOLIOS                                     FUND
------------------------------------------------------  ----------  -----------                               ---------------
                                                                                    DREYFUS
                                                                                   SOCIALLY       DREYFUS
  INCOME &     INFLATION                                DYNAMIC VP   SMALL CAP    RESPONSIBLE      STOCK       DISCIPLINED
   GROWTH     PROTECTION   INTERNATIONAL     VALUE        HY BOND   STOCK INDEX     GROWTH         INDEX        STOCK (i)*
-----------------------------------------------------------------------------------------------------------------------------
$   133,429  $      6,704  $      40,672  $    228,011  $      814  $       696  $      18,291  $    341,676  $           --

     80,852         1,922         66,027       165,618         216        3,120         41,434       265,209           7,316
      9,702           231          7,924        19,874          26          375          4,972        31,825             878
-----------------------------------------------------------------------------------------------------------------------------
     90,554         2,153         73,951       185,492         242        3,495         46,406       297,034           8,194
-----------------------------------------------------------------------------------------------------------------------------
     42,875         4,551        (33,279)       42,519         572       (2,799)       (28,115)       44,642          (8,194)
-----------------------------------------------------------------------------------------------------------------------------

    835,387           482      1,350,524       221,045      (4,710)      20,538       (111,739)    2,450,359         149,658

         --            --             --       752,898          --          279             --            --              --

         --            --             --       429,498          --        7,200             --            --         281,227
-----------------------------------------------------------------------------------------------------------------------------
    835,387           482      1,350,524     1,403,441      (4,710)      28,017       (111,739)    2,450,359         430,885
-----------------------------------------------------------------------------------------------------------------------------

   (893,404)        2,839       (521,339)   (2,100,185)         --      (39,253)       341,717    (1,575,083)       (335,403)
-----------------------------------------------------------------------------------------------------------------------------
$   (15,142) $      7,872  $     795,906  $   (654,225) $   (4,138) $   (14,035) $     201,863  $    919,918  $       87,288
=============================================================================================================================

=============================================================================================================================
                                                                                                                 DREYFUS
                                                          DIREXION    DREYFUS                                    VARIABLE
                                                         INSURANCE   INVESTMENT                                 INVESTMENT
   AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)        TRUST     PORTFOLIOS                                    FUND
------------------------------------------------------  ----------  -----------                               ---------------
                                                                                    DREYFUS
                                                                                   SOCIALLY       DREYFUS
 INCOME &      INFLATION                                DYNAMIC VP   SMALL CAP    RESPONSIBLE      STOCK       DISCIPLINED
  GROWTH      PROTECTION   INTERNATIONAL      VALUE       HY BOND   STOCK INDEX     GROWTH         INDEX        STOCK (i)*
-----------------------------------------------------------------------------------------------------------------------------
$    42,875  $      4,551  $     (33,279) $     42,519  $      572  $    (2,799) $     (28,115) $     44,642  $       (8,194)
    835,387           482      1,350,524     1,403,441      (4,710)      28,017       (111,739)    2,450,359         430,885

   (893,404)        2,839       (521,339)   (2,100,185)         --      (39,253)       341,717    (1,575,083)       (335,403)
-----------------------------------------------------------------------------------------------------------------------------
    (15,142)        7,872        795,906      (654,225)     (4,138)     (14,035)       201,863       919,918          87,288
-----------------------------------------------------------------------------------------------------------------------------

     15,659           149         23,983        51,396          --           --         11,061        44,763           2,273
 (1,912,050)      (14,761)    (1,913,852)   (3,257,448)     (3,895)     (32,794)      (701,351)   (5,150,232)       (143,776)
   (403,557)       30,603       (503,123)      114,283       8,033       99,876       (227,791)   (3,971,899)     (1,846,476)
-----------------------------------------------------------------------------------------------------------------------------

 (2,299,948)       15,991     (2,392,992)   (3,091,769)      4,138       67,082       (918,081)   (9,077,368)     (1,987,979)
-----------------------------------------------------------------------------------------------------------------------------
 (2,315,090)       23,863     (1,597,086)   (3,745,994)         --       53,047       (716,218)   (8,157,450)     (1,900,691)
-----------------------------------------------------------------------------------------------------------------------------
  7,284,429       132,506      6,420,801    13,961,650          --      177,190      3,602,351    25,206,011       1,900,691
-----------------------------------------------------------------------------------------------------------------------------
$ 4,969,339  $    156,369  $   4,823,715  $ 10,215,656  $       --  $   230,237  $   2,886,133  $ 17,048,561  $           --
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

==============================================================================================================================
                                                     DREYFUS
                                                     VARIABLE
                                                    INVESTMENT                                                       JANUS
                                                       FUND                                                          ASPEN
                                                   (CONTINUED)             FEDERATED INSURANCE SERIES                SERIES
                                                  -------------    -------------------------------------------    ------------
                                                                                     HIGH
                                                  INTERNATIONAL      CAPITAL        INCOME       INTERNATIONAL     GROWTH AND
                                                      VALUE         INCOME II       BOND II        EQUITY II         INCOME
------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments
      in portfolio shares .....................   $     136,121    $   118,887    $   576,122    $       6,638    $   102,617
Expenses:
   Mortality and expense risk fees ............          99,452         27,472         79,784           43,562         69,234
   Administrative fees ........................          11,934          3,296          9,574            5,228          8,308
------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..........................         111,386         30,768         89,358           48,790         77,542
------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......          24,735         88,119        486,764          (42,152)        25,075
------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales
      of investments in portfolio shares ......         664,733        210,815       (141,555)         458,041      1,007,859
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ........................         213,054             --             --               --             --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares ........................         880,309             --             --               --             --
------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on
            investments in portfolio shares ...       1,758,096        210,815       (141,555)         458,041      1,007,859
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ...........................      (1,512,304)      (237,854)      (182,283)        (149,855)      (635,592)
------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in
               net assets from operations .....   $     270,527    $    61,080    $   162,926    $     266,034    $   397,342
==============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

==============================================================================================================================
                                                     DREYFUS
                                                     VARIABLE
                                                    INVESTMENT                                                       JANUS
                                                       FUND                                                          ASPEN
                                                   (CONTINUED)              FEDERATED INSURANCE SERIES               SERIES
                                                  -------------    -------------------------------------------    ------------
                                                                                     HIGH
                                                  INTERNATIONAL      CAPITAL        INCOME       INTERNATIONAL     GROWTH AND
                                                      VALUE         INCOME II       BOND II        EQUITY II        INCOME
------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............   $      24,735    $    88,119    $   486,764    $     (42,152)   $    25,075
   Net realized gain (loss) on investments in
      portfolio shares ........................       1,758,096        210,815       (141,555)         458,041      1,007,859
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ........................      (1,512,304)      (237,854)      (182,283)        (149,855)      (635,592)
------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
            assets from operations ............         270,527         61,080        162,926          266,034        397,342
------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) ....................          16,453         19,889          8,751            6,011          6,954
   Contract redemptions .......................      (2,095,569)      (596,572)    (2,009,393)        (780,704)    (1,380,226)
   Net transfers (including mortality
      transfers) ..............................      (1,499,037)      (259,796)    (1,120,270)        (359,047)      (511,220)
------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
            assets from contract owners'
            transactions ......................      (3,578,153)      (836,479)    (3,120,912)      (1,133,740)    (1,884,492)
------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in
               net assets .....................      (3,307,626)      (775,399)    (2,957,986)        (867,706)    (1,487,150)
------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............       9,315,977      2,544,001      7,871,823        3,821,365      6,121,071
------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ......   $   6,008,351    $ 1,768,602    $ 4,913,837    $   2,953,659    $ 4,633,921
==============================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                        LEGG MASON
                                                                                                                         PARTNERS
                                                                                                                         VARIABLE
            JANUS ASPEN SERIES (CONTINUED)                             LAZARD RETIREMENT SERIES PORTFOLIO              EQUITY TRUST
-------------------------------------------------------   ----------------------------------------------------------   -------------
                                                                                                             US
INTERNATIONAL    LARGE CAP      MID CAP      WORLDWIDE      EMERGING    INTERNATIONAL    US SMALL CAP     STRATEGIC    AGGRESSIVE
   GROWTH         GROWTH        GROWTH        GROWTH         MARKETS        EQUITY        EQUITY (ai)*   EQUITY (l)*   GROWTH (b)*
------------------------------------------------------------------------------------------------------------------------------------
$      39,740   $   118,344   $    31,115   $    90,325   $    43,299   $      12,426   $           --   $    12,836   $         --

       82,828       214,107       189,454       157,328        45,756           7,638           70,401        17,942            569
        9,939        25,693        22,734        18,880         5,491             916            8,448         2,153             69
------------------------------------------------------------------------------------------------------------------------------------
       92,767       239,800       212,188       176,208        51,247           8,554           78,849        20,095            638
------------------------------------------------------------------------------------------------------------------------------------
      (53,027)     (121,456)     (181,073)      (85,883)       (7,948)          3,872          (78,849)       (7,259)          (638)
------------------------------------------------------------------------------------------------------------------------------------

    1,423,445     1,055,389     1,183,674      (191,888)      304,025          50,334          292,762       119,175         (1,356)

           --            --            --            --       189,688          18,809          770,479        50,609             --

           --            --        80,546            --       389,612          69,468        1,095,816       146,987            143
------------------------------------------------------------------------------------------------------------------------------------
    1,423,445     1,055,389     1,264,220      (191,888)      883,325         138,611        2,159,057       316,771         (1,213)
------------------------------------------------------------------------------------------------------------------------------------

       76,231     1,243,549     1,700,441     1,347,264        52,234         (80,955)      (2,432,224)     (326,502)        (1,116)
------------------------------------------------------------------------------------------------------------------------------------
$   1,446,649   $ 2,177,482   $ 2,783,588   $ 1,069,493   $   927,611   $      61,528   $     (352,016)  $   (16,990)  $     (2,967)
====================================================================================================================================

====================================================================================================================================
                                                                                                                        LEGG MASON
                                                                                                                         PARTNERS
                                                                                                                         VARIABLE
            JANUS ASPEN SERIES (CONTINUED)                           LAZARD RETIREMENT SERIES PORTFOLIO                EQUITY TRUST
-------------------------------------------------------   ----------------------------------------------------------   -------------
                                                                                                             US
INTERNATIONAL     LARGE CAP     MID CAP      WORLDWIDE      EMERGING    INTERNATIONAL    US SMALL CAP     STRATEGIC     AGGRESSIVE
   GROWTH          GROWTH       GROWTH         GROWTH       MARKETS         EQUITY       EQUITY (ai)*    EQUITY (l)*    GROWTH (b)*
------------------------------------------------------------------------------------------------------------------------------------
$     (53,027)  $  (121,456)  $  (181,073)  $   (85,883)  $    (7,948)  $       3,872   $      (78,849)  $    (7,259)  $       (638)
    1,423,445     1,055,389     1,264,220      (191,888)      883,325         138,611        2,159,057       316,771         (1,213)

       76,231     1,243,549     1,700,441     1,347,264        52,234         (80,955)      (2,432,224)     (326,502)        (1,116)
------------------------------------------------------------------------------------------------------------------------------------
    1,446,649     2,177,482     2,783,588     1,069,493       927,611          61,528         (352,016)      (16,990)        (2,967)
------------------------------------------------------------------------------------------------------------------------------------

       20,466        65,516        64,992        49,099       105,200              40           21,683         1,623              1
   (1,722,480)   (3,954,759)   (2,861,250)   (2,484,132)     (667,470)       (132,646)      (1,887,096)     (525,840)        (2,784)
      (47,595)      236,474      (616,605)     (767,620)      500,994         (27,345)      (1,442,136)     (196,189)        30,579
------------------------------------------------------------------------------------------------------------------------------------

   (1,749,609)   (3,652,769)   (3,412,863)   (3,202,653)      (61,276)       (159,951)      (3,307,549)     (720,406)        27,796
------------------------------------------------------------------------------------------------------------------------------------
     (302,960)   (1,475,287)     (629,275)   (2,133,160)      866,335         (98,423)      (3,659,565)     (737,396)        24,829
------------------------------------------------------------------------------------------------------------------------------------
    7,047,317    17,503,488    15,155,394    13,030,659     3,347,848         547,295        7,674,724     1,538,528             --
------------------------------------------------------------------------------------------------------------------------------------
$   6,744,357   $16,028,201   $14,526,119   $10,897,499   $ 4,214,183   $     448,872   $    4,015,159   $   801,132   $     24,829
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                        LEGG MASON PARTNERS                 LEGG MASON PARTNERS
                                                                  VARIABLE EQUITY TRUST (CONTINUED)        VARIABLE INCOME TRUST
                                                                -------------------------------------  ----------------------------
                                                                  CAPITAL                                GLOBAL
                                                                    AND      FUNDAMENTAL   LARGE CAP   HIGH YIELD
                                                                INCOME (b)*   VALUE (b)*  GROWTH (b)*   BOND (c)*  GOVERNMENT (d)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....  $     1,238  $     1,668  $        29  $   13,621  $        18,242
Expenses:
   Mortality and expense risk fees ...........................          860        1,330          928       3,297            4,534
   Administrative fees .......................................          104          160          112         396              544
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses .........................................          964        1,490        1,040       3,693            5,078
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .....................          274          178       (1,011)      9,928           13,164
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ....................................           31          111        2,497          69           (3,741)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ........................        2,838          653           --         618               --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ........................       11,376        5,957           --         379               --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .................................       14,245        6,721        2,497       1,066           (3,741)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................      (14,880)     (13,680)      (3,729)    (17,041)         (14,794)
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ....................................  $      (361) $    (6,781) $    (2,243) $   (6,047) $        (5,371)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                        LEGG MASON PARTNERS                 LEGG MASON PARTNERS
                                                                  VARIABLE EQUITY TRUST (CONTINUED)        VARIABLE INCOME TRUST
                                                                -------------------------------------  ----------------------------
                                                                  CAPITAL                               GLOBAL
                                                                    AND      FUNDAMENTAL   LARGE CAP   HIGH YIELD
                                                                INCOME (b)*   VALUE (b)*  GROWTH (b)*   BOND (c)*  GOVERNMENT (d)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................  $       274  $       178  $    (1,011) $    9,928  $        13,164
   Net realized gain (loss) on investments in portfolio
      shares .................................................       14,245        6,721        2,497       1,066           (3,741)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ........................      (14,880)     (13,680)      (3,729)    (17,041)         (14,794)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..         (361)      (6,781)      (2,243)     (6,047)          (5,371)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......           --           --           --          --               (6)
   Contract redemptions ......................................      (16,772)      (8,356)     (16,738)    (30,272)         (83,533)
   Net transfers (including mortality transfers) .............      105,480      147,539       77,000      17,112          417,843
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ................................       88,708      139,183       60,262     (13,160)         334,304
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............       88,347      132,402       58,019     (19,207)         328,933
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................           --           --           --     201,166            8,425
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ........................  $    88,347  $   132,402  $    58,019  $  181,959  $       337,358
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================
 LEGG MASON
  PARTNERS
  VARIABLE
INCOME TRUST                                                                                              NEUBERGER BERMAN
(CONTINUED)            LEGG MASON PARTNERS VARIABLE PORTFOLIOS            LORD ABBETT SERIES FUND     ADVISERS MANAGEMENT TRUST
------------   ------------------------------------------------------   --------------------------   -----------------------------
 STRATEGIC     AGGRESSIVE                    LARGE CAP      TOTAL        AMERICA'S    GROWTH AND     HIGH INCOME   SHORT DURATION
 BOND (c)*     GROWTH (e)*   ALL CAP (f)*   GROWTH (g)*   RETURN (h)*      VALUE        INCOME        BOND (m)*      BOND (n)*
----------------------------------------------------------------------------------------------------------------------------------
$     67,499   $        --   $        541   $        --   $       554   $    47,505   $    138,930   $     2,921   $      115,419

      21,200           152            590           334           227        23,269        178,243           576           54,787
       2,544            18             70            40            27         2,792         21,390            69            6,574
----------------------------------------------------------------------------------------------------------------------------------
      23,744           170            660           374           254        26,061        199,633           645           61,361
----------------------------------------------------------------------------------------------------------------------------------
      43,755          (170)          (119)         (374)          300        21,444        (60,703)        2,276           54,058
----------------------------------------------------------------------------------------------------------------------------------

       5,763         3,385          1,054         5,766         3,852       137,791      2,038,078         2,038          (39,692)

          --            64          9,072            --           354         6,340         52,103            --               --

          --            --            308            --            79        43,781        714,019            --               --
----------------------------------------------------------------------------------------------------------------------------------
       5,763         3,449         10,434         5,766         4,285       187,912      2,804,200         2,038          (39,692)
----------------------------------------------------------------------------------------------------------------------------------

     (40,919)       (2,158)        (4,029)       (1,523)       (2,728)     (170,459)    (2,349,545)       (3,737)         127,718
----------------------------------------------------------------------------------------------------------------------------------
$      8,599   $     1,121   $      6,286   $     3,869   $     1,857   $    38,897   $    393,952   $       577   $      142,084
==================================================================================================================================

==================================================================================================================================
 LEGG MASON
  PARTNERS
  VARIABLE
INCOME TRUST                                                                                               NEUBERGER BERMAN
(CONTINUED)          LEGG MASON PARTNERS VARIABLE PORTFOLIOS              LORD ABBETT SERIES FUND      ADVISERS MANAGEMENT TRUST
------------   ------------------------------------------------------   --------------------------   -----------------------------
 STRATEGIC     AGGRESSIVE                    LARGE CAP      TOTAL        AMERICA'S    GROWTH AND     HIGH INCOME   SHORT DURATION
 BOND (c)*     GROWTH (e)*   ALL CAP (f)*   GROWTH (g)*   RETURN (h)*      VALUE       INCOME         BOND (m)*      BOND (n)*
----------------------------------------------------------------------------------------------------------------------------------
$     43,755   $      (170)  $       (119)  $      (374)  $       300   $    21,444   $    (60,703)  $     2,276   $       54,058
       5,763         3,449         10,434         5,766         4,285       187,912      2,804,200         2,038          (39,692)

     (40,919)       (2,158)        (4,029)       (1,523)       (2,728)     (170,459)    (2,349,545)       (3,737)         127,718
----------------------------------------------------------------------------------------------------------------------------------
       8,599         1,121          6,286         3,869         1,857        38,897        393,952           577          142,084
----------------------------------------------------------------------------------------------------------------------------------

     110,555            --             (1)           (1)           --            93         39,046            --            4,322
    (845,274)       (8,408)       (17,938)         (117)       (6,271)     (485,261)    (4,285,792)      (11,918)      (1,317,920)
     614,616       (39,986)       (59,748)      (58,334)      (38,993)      863,617     (3,007,146)        7,335           44,464
----------------------------------------------------------------------------------------------------------------------------------

    (120,103)      (48,394)       (77,687)      (58,452)      (45,264)      378,449     (7,253,892)       (4,583)      (1,269,134)
----------------------------------------------------------------------------------------------------------------------------------
    (111,504)      (47,273)       (71,401)      (54,583)      (43,407)      417,346     (6,859,940)       (4,006)      (1,127,050)
----------------------------------------------------------------------------------------------------------------------------------
   1,477,278        47,273         71,401        54,583        43,407     1,147,283     17,958,709        42,512        4,932,283
----------------------------------------------------------------------------------------------------------------------------------
$  1,365,774   $        --   $         --   $        --   $        --   $ 1,564,629   $ 11,098,769   $    38,506   $    3,805,233
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

==================================================================================================================================
                                                                                        NEUBERGER BERMAN
                                                                                ADVISERS MANAGEMENT TRUST (CONTINUED)
                                                                 -----------------------------------------------------------------
                                                                  SMALL-CAP     MID-CAP                                 SOCIALLY
                                                                 GROWTH (ag)*   GROWTH        PARTNERS       REGENCY   RESPONSIVE
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......  $         --  $        --  $     32,313  $     8,632  $      206
Expenses:
   Mortality and expense risk fees ............................         2,483       13,162        66,772       25,398       3,715
   Administrative fees ........................................           297        1,579         8,013        3,047         446
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..........................................         2,780       14,741        74,785       28,445       4,161
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................        (2,780)     (14,741)      (42,472)     (19,813)     (3,955)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................          (737)     237,286       197,454       29,128      32,734
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................            --           --        16,769        8,938         776
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................         1,414           --       488,881       42,932          --
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ............................................           677      237,286       703,104       80,998      33,510
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................        (1,413)     (11,911)     (292,221)     (15,047)    (14,775)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................  $     (3,516) $   210,634  $    368,411  $    46,138  $   14,780
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

==================================================================================================================================
                                                                                         NEUBERGER BERMAN
                                                                               ADVISERS MANAGEMENT TRUST (CONTINUED)
                                                                 -----------------------------------------------------------------
                                                                  SMALL-CAP      MID-CAP                                SOCIALLY
                                                                 GROWTH (ag)*    GROWTH       PARTNERS      REGENCY    RESPONSIVE
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................  $     (2,780) $   (14,741) $    (42,472) $   (19,813) $   (3,955)
   Net realized gain (loss) on investments in portfolio
      shares ..................................................           677      237,286       703,104       80,998      33,510
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................        (1,413)     (11,911)     (292,221)     (15,047)    (14,775)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...        (3,516)     210,634       368,411       46,138      14,780
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........            --        1,586        11,438        1,873       2,735
   Contract redemptions .......................................       (62,480)    (530,136)   (1,305,417)    (405,097)    (97,114)
   Net transfers (including mortality transfers) ..............       (21,053)      36,745     1,231,092       31,621     114,653
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .................................       (83,533)    (491,805)      (62,887)    (371,603)     20,274
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................       (87,049)    (281,171)      305,524     (325,465)     35,054
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................       210,885    1,173,072     4,659,479    2,098,963     176,009
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .........................  $    123,836  $   891,901  $  4,965,003  $ 1,773,498  $  211,063
==================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
      NORTHERN LIGHTS
       VARIABLE TRUST                                       PIMCO VARIABLE INSURANCE TRUST
----------------------------   -------------------------------------------------------------------------------------------
                                           COMMODITY-   EMERGING    FOREIGN BOND
   JNF             JNF            ALL      REALRETURN    MARKETS     US DOLLAR-    GLOBAL BOND      HIGH       MONEY
BALANCED (k)*   EQUITY (k)*      ASSET      STRATEGY      BOND        HEDGED        UNHEDGED       YIELD       MARKET
--------------------------------------------------------------------------------------------------------------------------
$     144,435   $         --   $   2,858   $    5,906   $   1,473   $       330    $     8,905   $  11,196   $  1,074,024

      108,101         95,717         357        1,089         322           124          3,346       1,994        282,557
       12,973         11,487          43          130          39            15            401         239         33,906
--------------------------------------------------------------------------------------------------------------------------
      121,074        107,204         400        1,219         361           139          3,747       2,233        316,463
--------------------------------------------------------------------------------------------------------------------------
       23,361       (107,204)      2,458        4,687       1,112           191          5,158       8,963        757,561
--------------------------------------------------------------------------------------------------------------------------

      (32,372)      (135,929)         29       (3,273)          7          (108)        14,148         860             --

           --             --          --           --         279            --            599          --             --

           --             --          --           --         445            --            564          --             --
--------------------------------------------------------------------------------------------------------------------------
      (32,372)      (135,929)         29       (3,273)        731          (108)        15,311         860             --
--------------------------------------------------------------------------------------------------------------------------

     (306,185)      (995,703)       (723)      20,628      (1,267)          187          3,071      (7,888)            --
--------------------------------------------------------------------------------------------------------------------------
$    (315,196)  $ (1,238,836)  $   1,764   $   22,042   $     576   $       270    $    23,540   $   1,935   $    757,561
==========================================================================================================================

==========================================================================================================================
     NORTHERN LIGHTS
      VARIABLE TRUST                                    PIMCO VARIABLE INSURANCE TRUST
----------------------------   -------------------------------------------------------------------------------------------
                                           COMMODITY-   EMERGING    FOREIGN BOND
    JNF             JNF           ALL      REALRETURN    MARKETS     US DOLLAR-    GLOBAL BOND     HIGH         MONEY
BALANCED (k)*   EQUITY (k)*      ASSET      STRATEGY      BOND         HEDGED       UNHEDGED       YIELD        MARKET
--------------------------------------------------------------------------------------------------------------------------
$      23,361   $   (107,204)  $   2,458   $    4,687   $   1,112   $        191   $     5,158   $   8,963   $    757,561
      (32,372)      (135,929)         29       (3,273)        731           (108)       15,311         860             --

     (306,185)      (995,703)       (723)      20,628      (1,267)           187         3,071      (7,888)            --
--------------------------------------------------------------------------------------------------------------------------
     (315,196)    (1,238,836)      1,764       22,042         576            270        23,540       1,935        757,561
--------------------------------------------------------------------------------------------------------------------------

       22,090         44,241          --           48          36             --            (2)         (6)        88,650
   (2,070,005)    (1,940,158)    (16,604)         (31)    (15,218)       (13,994)      (56,133)    (83,947)    (9,392,376)
   13,918,828     12,549,896      60,491       75,295      18,128          6,413       315,254     204,130     31,371,764
--------------------------------------------------------------------------------------------------------------------------

   11,870,913     10,653,979      43,887       75,312       2,946         (7,581)      259,119     120,177     22,068,038
--------------------------------------------------------------------------------------------------------------------------
   11,555,717      9,415,143      45,651       97,354       3,522         (7,311)      282,659     122,112     22,825,599
--------------------------------------------------------------------------------------------------------------------------
           --             --       2,495      119,946      19,866         14,909        52,092      77,581      2,925,226
--------------------------------------------------------------------------------------------------------------------------
$  11,555,717   $  9,415,143   $  48,146   $  217,300   $  23,388   $      7,598   $   334,751   $ 199,693   $ 25,750,825
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                            PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                              REALESTATE-
                                                               REALRETURN       REAL        SHORT-     STOCKSPLUS(R)       TOTAL
                                                                STRATEGY       RETURN        TERM      TOTAL RETURN       RETURN
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..   $    55,472   $    87,001   $   31,921   $       1,412   $    202,067
Expenses:
   Mortality and expense risk fees ........................         4,024        23,404        8,514             486         52,796
   Administrative fees ....................................           483         2,808        1,021              58          6,336
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .......................................         4,507        26,212        9,535             544         59,132
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ....................        50,965        60,789       22,386             868        142,935
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .....................................       (18,646)      (63,152)          61           4,233        (54,287)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ......................            --         4,471           --             632             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ......................            --            19           --             835             --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...........................................       (18,646)      (58,662)          61           5,700        (54,287)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................       (84,056)      154,845       (1,687)         (2,543)       178,828
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations .....................................   $   (51,737)  $   156,972   $   20,760   $       4,025   $    267,476
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                            PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                              REALESTATE-
                                                               REALRETURN       REAL        SHORT-     STOCKSPLUS(R)       TOTAL
                                                                STRATEGY       RETURN        TERM      TOTAL RETURN       RETURN
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $    50,965   $    60,789   $   22,386   $         868   $    142,935
   Net realized gain (loss) on investments in portfolio
     shares ...............................................       (18,646)      (58,662)          61           5,700        (54,287)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ......................       (84,056)      154,845       (1,687)         (2,543)       178,828
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .......................................       (51,737)      156,972       20,760           4,025        267,476
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....         3,135         5,490        1,196              --         11,647
   Contract redemptions ...................................       (97,357)     (487,819)    (146,689)        (41,487)      (915,128)
   Net transfers (including mortality transfers) ..........        25,293       481,416      508,925           9,139      1,203,011
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from contract
         owners' transactions .............................       (68,929)         (913)     363,432         (32,348)       299,530
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............      (120,666)      156,059      384,192         (28,323)       567,006
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................       307,649     1,938,243      479,413          48,092      3,672,176
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ......................   $   186,983   $ 2,094,302   $  863,605   $      19,769   $  4,239,182
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                          RYDEX
                                                                                                   ROYCE                VARIABLE
                           PIONEER VARIABLE CONTRACTS TRUST                                    CAPITAL FUND               TRUST
-------------------------------------------------------------------------------------   --------------------------   ---------------
    CORE         EQUITY                         HIGH      INTERNATIONAL     MID CAP                                  CLS ADVISORONE
 BOND (ac)*      INCOME          FUND          YIELD          VALUE          VALUE       MICRO-CAP      SMALL-CAP        AMERIGO
------------------------------------------------------------------------------------------------------------------------------------
$     2,664   $     92,987   $     15,988   $    45,049   $       4,784   $     2,010   $    27,508   $      1,336   $        2,125

        752         55,024         22,242        11,182          16,155         3,035        27,996         41,518            5,376
         91          6,603          2,669         1,341           1,939           364         3,359          4,982              645
------------------------------------------------------------------------------------------------------------------------------------
        843         61,627         24,911        12,523          18,094         3,399        31,355         46,500            6,021
------------------------------------------------------------------------------------------------------------------------------------
      1,821         31,360         (8,923)       32,526         (13,310)       (1,389)       (3,847)       (45,164)          (3,896)
------------------------------------------------------------------------------------------------------------------------------------

        727        503,972        521,807        30,417          62,739         3,972       237,076        347,041            1,112

         --          6,415             --           106              --         5,665        45,072         38,209           14,230

         --        141,840             --           899          16,527        30,244       111,673         78,021            7,278
------------------------------------------------------------------------------------------------------------------------------------
        727        652,227        521,807        31,422          79,266        39,881       393,821        463,271           22,620
------------------------------------------------------------------------------------------------------------------------------------

       (331)      (551,660)      (415,620)      (33,914)         77,760       (23,140)     (288,449)      (488,881)          24,401
------------------------------------------------------------------------------------------------------------------------------------
$     2,217   $    131,927   $     97,264   $    30,034   $     143,716   $    15,352   $   101,525   $    (70,774)  $       43,125
====================================================================================================================================

====================================================================================================================================
                                                                                                                          RYDEX
                                                                                                   ROYCE                VARIABLE
                           PIONEER VARIABLE CONTRACTS TRUST                                    CAPITAL FUND               TRUST
-------------------------------------------------------------------------------------   --------------------------   ---------------
    CORE         EQUITY                         HIGH      INTERNATIONAL     MID CAP                                  CLS ADVISORONE
 BOND (ac)*      INCOME          FUND          YIELD          VALUE          VALUE       MICRO-CAP      SMALL-CAP        AMERIGO
------------------------------------------------------------------------------------------------------------------------------------
$     1,821   $     31,360   $     (8,923)  $    32,526   $     (13,310)  $    (1,389)  $    (3,847)  $    (45,164)  $       (3,896)
        727        652,227        521,807        31,422          79,266        39,881       393,821        463,271           22,620

       (331)      (551,660)      (415,620)      (33,914)         77,760       (23,140)     (288,449)      (488,881)          24,401
------------------------------------------------------------------------------------------------------------------------------------
      2,217        131,927         97,264        30,034         143,716        15,352       101,525        (70,774)          43,125
------------------------------------------------------------------------------------------------------------------------------------

         (3)        10,753          4,248           454           1,618           (24)       11,444        105,185               --
       (175)    (1,541,644)      (445,581)      (86,799)       (346,004)     (114,226)     (446,976)      (690,379)          (6,361)
    (78,333)    (1,679,856)    (1,003,473)      (77,473)      1,048,724         3,583       (94,474)      (941,405)         380,124
------------------------------------------------------------------------------------------------------------------------------------

    (78,511)    (3,210,747)    (1,444,806)     (163,818)        704,338      (110,667)     (530,006)    (1,526,599)         373,763
------------------------------------------------------------------------------------------------------------------------------------
    (76,294)    (3,078,820)    (1,347,542)     (133,784)        848,054       (95,315)     (428,481)    (1,597,373)         416,888
------------------------------------------------------------------------------------------------------------------------------------
     76,294      5,613,798      2,771,310       790,951         408,151       223,468     2,274,677      4,098,125          160,666
------------------------------------------------------------------------------------------------------------------------------------
$        --   $  2,534,978   $  1,423,768   $   657,167   $   1,256,205   $   128,153   $ 1,846,196   $  2,500,752   $      577,554
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                              CLS ADVISORONE                   BASIC                       CONSUMER
                                                                 CLERMONT        BANKING     MATERIALS    BIOTECHNOLOGY    PRODUCTS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...  $        1,770   $    1,588   $     3,701   $          --   $   2,161
Expenses:
   Mortality and expense risk fees .........................             998          468        33,158           1,612       1,538
   Administrative fees .....................................             120           57         3,979             193         184
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................           1,118          525        37,137           1,805       1,722
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...................             652        1,063       (33,436)         (1,805)        439
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .....................................           1,231      (13,043)      464,660          (1,282)     15,118
   Net realized short-term capital gain distributions from
      investments in portfolio shares ......................           5,152           --       121,777              --       5,789
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................           7,356           --        80,186              --       3,518
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ...............................          13,739      (13,043)      666,623          (1,282)     24,425
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................         (11,204)      (2,567)       21,974           2,993     (14,182)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ..................................  $        3,187   $  (14,547)  $   655,161   $         (94)  $  10,682
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                              CLS ADVISORONE                   BASIC                       CONSUMER
                                                                 CLERMONT        BANKING     MATERIALS    BIOTECHNOLOGY    PRODUCTS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................  $          652   $    1,063   $   (33,436)  $      (1,805)  $     439
   Net realized gain (loss) on investments in portfolio
      shares ...............................................          13,739      (13,043)      666,623          (1,282)     24,425
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................         (11,204)      (2,567)       21,974           2,993     (14,182)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .....................................           3,187      (14,547)      655,161             (94)     10,682
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....              --           --         4,686             138         134
   Contract redemptions ....................................            (702)        (995)     (458,762)        (28,212)    (37,061)
   Net transfers (including mortality transfers) ...........          41,429      (89,687)      807,577          (2,333)    (59,176)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ..................          40,727      (90,682)      353,501         (30,407)    (96,103)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ..........          43,914     (105,229)    1,008,662         (30,501)    (85,421)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................          45,998      211,455     1,935,665          76,763     210,346
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ...................  $       89,912   $  106,226   $ 2,944,327   $      46,262   $ 124,925
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           GOVERNMENT
    DOW 2X                                     ENERGY      EUROPE 1.25X    FINANCIAL        LONG BOND         HEALTH
STRATEGY (o)*   ELECTRONICS      ENERGY       SERVICES    STRATEGY (p)*    SERVICES    1.2X STRATEGY (q)*      CARE       INTERNET
-----------------------------------------------------------------------------------------------------------------------------------
$       5,860   $        --   $        --   $        --   $      23,253   $    1,364   $           22,228   $       --   $      --

        6,904         1,327        23,502        39,176          12,151        2,245                7,937       10,870       1,089
          829           159         2,821         4,701           1,458          269                  952        1,304         131
-----------------------------------------------------------------------------------------------------------------------------------
        7,733         1,486        26,323        43,877          13,609        2,514                8,889       12,174       1,220
-----------------------------------------------------------------------------------------------------------------------------------
       (1,873)       (1,486)      (26,323)      (43,877)          9,644       (1,150)              13,339      (12,174)     (1,220)
-----------------------------------------------------------------------------------------------------------------------------------

       21,422       (26,231)      (96,159)       98,102          60,340      (21,744)              (4,465)      61,483      (1,473)

       58,668            --         4,642         5,307          82,666        3,877                   --       14,439          --

        3,790            --       195,570       207,308          11,602        3,639                   --          759          --
-----------------------------------------------------------------------------------------------------------------------------------
       83,880       (26,231)      104,053       310,717         154,608      (14,228)              (4,465)      76,681      (1,473)
-----------------------------------------------------------------------------------------------------------------------------------

      (83,967)       (3,078)      410,290       477,373        (121,103)      (7,956)              57,397      (28,904)     (9,266)
-----------------------------------------------------------------------------------------------------------------------------------
$      (1,960)  $   (30,795)  $   488,020   $   744,213   $      43,149   $  (23,334)  $           66,271   $   35,603   $ (11,959)
===================================================================================================================================

===================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           GOVERNMENT
    DOW 2X                                     ENERGY      EUROPE 1.25X    FINANCIAL        LONG BOND         HEALTH
STRATEGY (o)*   ELECTRONICS      ENERGY       SERVICES    STRATEGY (p)*    SERVICES    1.2X STRATEGY (q)*      CARE       INTERNET
-----------------------------------------------------------------------------------------------------------------------------------
$      (1,873)  $    (1,486)  $   (26,323)  $   (43,877)  $       9,644   $   (1,150)  $           13,339   $  (12,174)  $  (1,220)
       83,880       (26,231)      104,053       310,717         154,608      (14,228)              (4,465)      76,681      (1,473)

      (83,967)       (3,078)      410,290       477,373        (121,103)      (7,956)              57,397      (28,904)     (9,266)
-----------------------------------------------------------------------------------------------------------------------------------
       (1,960)      (30,795)      488,020       744,213          43,149      (23,334)              66,271       35,603     (11,959)
-----------------------------------------------------------------------------------------------------------------------------------

          920            --         3,222       106,923           1,959           35                   43        3,585          40
     (163,640)      (25,217)     (293,551)     (542,811)       (115,698)    (111,531)             (59,170)    (157,607)     (9,631)
      317,160        81,157       351,453     1,698,694          27,768     (253,364)             667,244       14,790     136,903
-----------------------------------------------------------------------------------------------------------------------------------

      154,440        55,940        61,124     1,262,806         (85,971)    (364,860)             608,117     (139,232)    127,312
-----------------------------------------------------------------------------------------------------------------------------------
      152,480        25,145       549,144     2,007,019         (42,822)    (388,194)             674,388     (103,629)    115,353
-----------------------------------------------------------------------------------------------------------------------------------
      480,043        21,380     1,627,123     2,031,213       1,075,362      422,945              606,646      818,569      40,342
-----------------------------------------------------------------------------------------------------------------------------------
$     632,523   $    46,525   $ 2,176,267   $ 4,038,232   $   1,032,540   $   34,751   $        1,281,034   $  714,940   $ 155,695
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                     -------------------------------------------------------------------------------
                                                        INVERSE         INVERSE
                                                        DYNAMIC        GOVERNMENT       INVERSE          INVERSE         INVERSE
                                                        DOW 2X          LONG BOND       MID-CAP       NASDAQ-100(R)   RUSSELL 2000
                                                     STRATEGY (r)*    STRATEGY (s)*   STRATEGY (t)*   STRATEGY (u)*   STRATEGY (v)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .....................................   $          822   $       6,161   $          61   $      20,636   $      60,670
Expenses:
   Mortality and expense risk fees ...............            1,366           1,419              52           2,592           6,264
   Administrative fees ...........................              164             170               6             312             751
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .............................            1,530           1,589              58           2,904           7,015
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .........             (708)          4,572               3          17,732          53,655
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ............          (49,279)        (15,490)         (2,584)        (96,144)        (15,233)
   Net realized short-term capital gain
      distributions from investments in portfolio
      shares .....................................               --              --              --              --              --
   Net realized long-term capital gain
      distributions from investments in portfolio
      shares .....................................               --              --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares ..................          (49,279)        (15,490)         (2,584)        (96,144)        (15,233)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ........................................           55,979          (3,223)          2,599           9,232          (8,940)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations ...................   $        5,992   $     (14,141)  $          18   $     (69,180)  $      29,482
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                     -------------------------------------------------------------------------------
                                                        INVERSE         INVERSE
                                                        DYNAMIC        GOVERNMENT       INVERSE         INVERSE         INVERSE
                                                        DOW 2X          LONG BOND       MID-CAP       NASDAQ-100(R)   RUSSELL 2000
                                                     STRATEGY (r)*    STRATEGY (s)*   STRATEGY (t)*   STRATEGY (u)*   STRATEGY (v)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............   $         (708)  $       4,572   $           3   $      17,732   $      53,655
   Net realized gain (loss) on investments in
      portfolio shares ...........................          (49,279)        (15,490)         (2,584)        (96,144)        (15,233)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares .....................................           55,979          (3,223)          2,599           9,232          (8,940)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..............................            5,992         (14,141)             18         (69,180)         29,482
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ..................................               23               1              --             479              10
   Contract redemptions ..........................           (6,591)        (50,920)           (598)        (10,965)        (12,611)
   Net transfers (including mortality
      transfers) .................................         (254,475)         22,522         (36,827)       (616,656)        590,388
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...........         (261,043)        (28,397)        (37,425)       (627,142)        577,787
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...         (255,051)        (42,538)        (37,407)       (696,322)        607,269
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................          271,555         104,164          39,275         726,814         612,938
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ............   $       16,504   $      61,626   $       1,868   $      30,492   $   1,220,207
====================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
   INVERSE
   S&P 500       JAPAN 1.25X     LARGE CAP     LARGE CAP                    MID CAP 1.5X     MID-CAP       MID-CAP
STRATEGY (w)*   STRATEGY (x)*     GROWTH         VALUE         LEISURE     STRATEGY (y)*     GROWTH         VALUE          NOVA
------------------------------------------------------------------------------------------------------------------------------------
$          --   $       7,099   $       --   $      8,279   $         --   $       8,018   $       --   $     12,524   $     22,577

          295           3,266        4,259         10,663          8,096           7,915        2,036         16,824         20,228
           36             392          511          1,280            971             950          244          2,019          2,428
------------------------------------------------------------------------------------------------------------------------------------
          331           3,658        4,770         11,943          9,067           8,865        2,280         18,843         22,656
------------------------------------------------------------------------------------------------------------------------------------
         (331)          3,441       (4,770)        (3,664)        (9,067)           (847)      (2,280)        (6,319)           (79)
------------------------------------------------------------------------------------------------------------------------------------

      (12,327)        (76,290)       3,411         33,161         91,042        (128,202)      (8,565)       233,326        269,647

           --              --        7,352         38,854         39,317          17,290        3,830             --             --

           --              --        2,671         22,457         11,604          43,301        3,302            607             --
------------------------------------------------------------------------------------------------------------------------------------
      (12,327)        (76,290)      13,434         94,472        141,963         (67,611)      (1,433)       233,933        269,647
------------------------------------------------------------------------------------------------------------------------------------

        1,484          34,319       (5,483)      (109,869)      (128,651)         70,995        4,018       (208,041)      (246,391)
------------------------------------------------------------------------------------------------------------------------------------
$     (11,174)  $     (38,530)  $    3,181   $    (19,061)  $      4,245   $       2,537   $      305   $     19,573   $     23,177
====================================================================================================================================

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
   INVERSE
   S&P 500       JAPAN 1.25X     LARGE CAP     LARGE CAP                    MID CAP 1.5X     MID-CAP       MID-CAP
STRATEGY (w)*   STRATEGY (x)*     GROWTH         VALUE         LEISURE     STRATEGY (y)*     GROWTH         VALUE          NOVA
------------------------------------------------------------------------------------------------------------------------------------
$        (331)  $       3,441   $   (4,770)   $    (3,664)  $     (9,067)  $        (847)  $   (2,280)  $     (6,319)  $        (79)
      (12,327)        (76,290)      13,434         94,472        141,963         (67,611)      (1,433)       233,933        269,647

        1,484          34,319       (5,483)      (109,869)      (128,651)         70,995        4,018       (208,041)      (246,391)
------------------------------------------------------------------------------------------------------------------------------------
      (11,174)        (38,530)       3,181        (19,061)         4,245           2,537          305         19,573         23,177
------------------------------------------------------------------------------------------------------------------------------------

           --           1,364        2,600           (912)           843           8,273         (529)           590            187
       (7,842)        (82,553)     (36,875)      (148,432)      (187,622)       (237,865)    (119,767)      (295,892)      (332,655)
        3,746        (260,568)     216,491       (978,114)      (427,762)         74,373      119,795     (1,042,279)        12,878
------------------------------------------------------------------------------------------------------------------------------------

       (4,096)       (341,757)     182,216     (1,127,458)      (614,541)       (155,219)        (501)    (1,337,581)      (319,590)
------------------------------------------------------------------------------------------------------------------------------------
      (15,270)       (380,287)     185,397     (1,146,519)      (610,296)       (152,682)        (196)    (1,318,008)      (296,413)
------------------------------------------------------------------------------------------------------------------------------------
       15,270         480,010      269,422      1,569,858        904,023         641,837       69,711      1,911,546      1,841,980
------------------------------------------------------------------------------------------------------------------------------------
$          --   $      99,723   $  454,819   $    423,339   $    293,727   $     489,155   $   69,515   $    593,538   $  1,545,567
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                          --------------------------------------------------------------------------
                                                          NASDAQ-100(R) 2X                       PRECIOUS     REAL
                                                            STRATEGY (z)*   NASDAQ-100(R)(ah)*    METALS     ESTATE      RETAILING
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ............................................  $          1,738  $            1,815  $      --   $    4,820  $        --
Expenses:
   Mortality and expense risk fees .....................             7,672              30,912     11,710        5,060          349
   Administrative fees .................................               921               3,709      1,406          608           42
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ....................................             8,593              34,621     13,116        5,668          391
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .................            (6,855)            (32,806)   (13,116)        (848)        (391)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...................            69,476             371,446    169,879       11,060      (14,990)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ..............                --                  --         --       12,022        4,656
   Net realized long-term capital gain distributions
     from investments in portfolio shares ..............                --                  --         --       12,022        8,922
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ..............................            69,476             371,446    169,879       35,104       (1,412)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ..................             4,855              22,745    (92,179)     (81,857)        (714)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations ..................................  $         67,476  $          361,385  $  64,584   $  (47,601) $    (2,517)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                          --------------------------------------------------------------------------
                                                          NASDAQ-100(R) 2X                       PRECIOUS     REAL
                                                            STRATEGY (z)*   NASDAQ-100(R)(ah)*    METALS     ESTATE      RETAILING
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................  $         (6,855) $          (32,806) $  (13,116) $     (848) $      (391)
   Net realized gain (loss) on investments in
     portfolio shares ..................................            69,476             371,446     169,879      35,104       (1,412)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ............................................             4,855              22,745     (92,179)    (81,857)        (714)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ....................................            67,476             361,385      64,584     (47,601)      (2,517)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) .........................................               683               5,499       1,966       9,166           --
   Contract redemptions ................................           (68,840)           (340,707)   (249,945)    (77,314)          (7)
   Net transfers (including mortality transfers) .......           405,599             114,104     (74,709)   (265,502)      (6,282)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions .................           337,442            (221,104)   (322,688)   (333,650)      (6,289)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .........           404,918             140,281    (258,104)   (381,251)      (8,806)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................           428,693           2,367,057   1,172,803     545,181       31,855
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ...............  $        833,611  $        2,507,338  $  914,699  $  163,930  $    23,049
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      U.S.
                                                                                                                   GOVERNMENT
RUSSELL 2000 1.5X    S&P 500 2X     SECTOR     SMALL-CAP  SMALL-CAP                   TELE-                           MONEY
 STRATEGY (aa)*    STRATEGY (ab)*  ROTATION     GROWTH      VALUE    TECHNOLOGY   COMMUNICATIONS  TRANSPORTATION     MARKET
------------------------------------------------------------------------------------------------------------------------------
$           7,544  $        4,791  $      --  $       --  $     604  $        --  $        1,505  $           --  $   197,230

            6,377           5,974      3,823       7,150      4,490        2,174          11,784           8,523       64,782
              765             717        459         858        538          260           1,414           1,023        7,774
------------------------------------------------------------------------------------------------------------------------------
            7,142           6,691      4,282       8,008      5,028        2,434          13,198           9,546       72,556
------------------------------------------------------------------------------------------------------------------------------
              402          (1,900)    (4,282)     (8,008)    (4,424)      (2,434)        (11,693)         (9,546)     124,674
------------------------------------------------------------------------------------------------------------------------------

          (17,368)         (2,693)    18,634      18,470    (22,448)      12,755         154,216         (32,311)          --

               --          41,166     20,925      27,849     25,534           --              --              --           --

           25,321          10,071      8,677      19,718     17,778           --              --         153,082           --
------------------------------------------------------------------------------------------------------------------------------
            7,953          48,544     48,236      66,037     20,864       12,755         154,216         120,771           --
------------------------------------------------------------------------------------------------------------------------------

          (52,285)        (72,293)    11,066     (67,715)   (67,355)      (5,185)        (77,246)       (137,341)          --
------------------------------------------------------------------------------------------------------------------------------
$         (43,930) $      (25,649) $  55,020  $   (9,686) $ (50,915) $     5,136  $       65,277  $      (26,116) $   124,674
==============================================================================================================================

==============================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      U.S.
                                                                                                                   GOVERNMENT
RUSSELL 2000 1.5X    S&P 500 2X     SECTOR     SMALL-CAP  SMALL-CAP                   TELE-                           MONEY
 STRATEGY (aa)*    STRATEGY (ab)*  ROTATION     GROWTH      VALUE    TECHNOLOGY   COMMUNICATIONS  TRANSPORTATION     MARKET
------------------------------------------------------------------------------------------------------------------------------
$             402  $       (1,900) $  (4,282) $   (8,008) $  (4,424) $    (2,434) $      (11,693) $       (9,546) $   124,674
            7,953          48,544     48,236      66,037     20,864       12,755         154,216         120,771           --

          (52,285)        (72,293)    11,066     (67,715)   (67,355)      (5,185)        (77,246)       (137,341)          --
------------------------------------------------------------------------------------------------------------------------------
          (43,930)        (25,649)    55,020      (9,686)   (50,915)       5,136          65,277         (26,116)     124,674
------------------------------------------------------------------------------------------------------------------------------

            2,144              20        276       1,605        129          138           3,494              55       24,990
         (217,093)        (60,107)   (62,882)    (32,113)   (53,633)     (20,120)       (136,100)        (91,295)  (1,289,752)
         (199,479)        113,245    328,844    (115,548)  (396,735)     122,103         131,280        (469,491)    (788,522)
------------------------------------------------------------------------------------------------------------------------------

         (414,428)         53,158    266,238    (146,056)  (450,239)     102,121          (1,326)       (560,731)  (2,053,284)
------------------------------------------------------------------------------------------------------------------------------
         (458,358)         27,509    321,258    (155,742)  (501,154)     107,257          63,951        (586,847)  (1,928,610)
------------------------------------------------------------------------------------------------------------------------------
          811,637         444,811    288,285     612,809    719,858      136,966         763,245         859,062    5,769,123
------------------------------------------------------------------------------------------------------------------------------
$         353,279  $      472,320  $ 609,543  $  457,067  $ 218,704  $   244,223  $      827,196  $      272,215  $ 3,840,513
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

==================================================================================================================================
                                                                                                              THIRD      VAN ECK
                                                                                                             AVENUE     WORLDWIDE
                                                            RYDEX VARIABLE                                  VARIABLE    INSURANCE
                                                           TRUST (CONTINUED)      SELIGMAN PORTFOLIOS     SERIES TRUST    TRUST
                                                           -----------------  --------------------------  ------------------------
                                                                              COMMUNICATIONS
                                                                                    AND         GLOBAL                  ABSOLUTE
                                                               UTILITIES        INFORMATION   TECHNOLOGY      VALUE      RETURN
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments
      in portfolio shares ...............................  $          15,865  $           --  $       --  $    104,762  $   6,279
Expenses:
   Mortality and expense risk fees ......................             13,540          31,378      15,997        61,813     12,870
   Administrative fees ..................................              1,625           3,766       1,919         7,418      1,545
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ....................................             15,165          35,144      17,916        69,231     14,415
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ................                700         (35,144)    (17,916)       35,531     (8,136)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...............................            112,032         431,499      99,614       317,561     15,705
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............             50,136              --          --         4,466     10,203
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..............             56,900              --          --       297,464     11,380
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares .........................            219,068         431,499      99,614       619,491     37,288
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ......................           (154,678)        (78,725)     83,980     (929,806)    (16,150)
----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ...............................  $          65,090  $      317,630  $  165,678  $  (274,784)  $  13,002
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

==================================================================================================================================
                                                                                                              THIRD      VAN ECK
                                                                                                             AVENUE     WORLDWIDE
                                                            RYDEX VARIABLE                                  VARIABLE    INSURANCE
                                                           TRUST (CONTINUED)      SELIGMAN PORTFOLIOS     SERIES TRUST    TRUST
                                                           -----------------  --------------------------  ------------------------
                                                                              COMMUNICATIONS
                                                                                   AND          GLOBAL                  ABSOLUTE
                                                               UTILITIES        INFORMATION   TECHNOLOGY      VALUE      RETURN
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................  $             700  $      (35,144) $  (17,916) $     35,531  $  (8,136)
   Net realized gain (loss) on investments
      in portfolio shares ...............................            219,068         431,499      99,614       619,491     37,288
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................           (154,678)        (78,725)     83,980      (929,806)   (16,150)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..................................             65,090         317,630     165,678      (274,784)    13,002
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..                593          10,801       4,183       128,623      6,179
   Contract redemptions .................................           (282,706)       (486,598)   (286,803)     (844,162)  (163,756)
   Net transfers (including mortality transfers) ........            (64,647)       (282,004)    199,291       368,128    253,785
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ...............           (346,760)       (757,801)    (83,329)     (347,411)    96,208
----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .......           (281,670)       (440,171)     82,349      (622,195)   109,210
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................          1,173,533       2,650,658   1,181,079     4,642,733    835,036
----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ................  $         891,863  $    2,210,487  $1,263,428  $  4,020,538  $ 944,246
==================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================
                                                       WELLS FARGO
                       VAN ECK                          ADVANTAGE
     WORLDWIDE INSURANCE TRUST (CONTINUED)               VT FUNDS          INTEREST ADJUSTMENT ACCOUNTS
-----------------------------------------------  ------------------------  ----------------------------
              EMERGING      HARD        REAL                                                                COMBINED
   BOND       MARKETS      ASSETS      ESTATE     DISCOVERY   OPPORTUNITY     1 YEAR         5 YEAR           TOTAL
-------------------------------------------------------------------------------------------------------   -------------
$  156,341  $    52,746  $    4,188  $   30,474  $        --  $    44,273  $          --  $          --   $  6,068,459

    41,995      133,611      53,130      39,486       99,411       94,370             --             --      4,876,760
     5,039       16,034       6,376       4,739       11,929       11,324             --             --        585,214
-------------------------------------------------------------------------------------------------------   -------------
    47,034      149,645      59,506      44,225      111,340      105,694             --             --      5,461,974
-------------------------------------------------------------------------------------------------------   -------------
   109,307      (96,899)    (55,318)    (13,751)    (111,340)     (61,421)            --             --        606,485
-------------------------------------------------------------------------------------------------------   -------------

  (103,663)   2,199,995     440,554      64,405      768,708      827,833             --             --     30,024,053
        --      821,958     121,252         743           --      135,112             --             --      5,277,444
        --    1,261,508     287,264     292,848           --      902,397             --             --     11,679,374
-------------------------------------------------------------------------------------------------------   -------------
  (103,663)   4,283,461     849,070     357,996      768,708    1,865,342             --             --     46,980,871
-------------------------------------------------------------------------------------------------------   -------------

   320,235     (921,006)    634,293    (399,937)     820,030   (1,370,860)            --             --    (13,786,758)
-------------------------------------------------------------------------------------------------------   -------------
$  325,879  $ 3,265,556  $1,428,045  $  (55,692) $ 1,477,398  $   433,061  $          --  $          --   $ 33,800,598
=======================================================================================================   =============

=======================================================================================================================
                                                       WELLS FARGO
                       VAN ECK                          ADVANTAGE
     WORLDWIDE INSURANCE TRUST (CONTINUED)               VT FUNDS          INTEREST ADJUSTMENT ACCOUNTS
-----------------------------------------------  ------------------------  -----------------------------
              EMERGING      HARD        REAL                                                                COMBINED
   BOND       MARKETS      ASSETS      ESTATE     DISCOVERY   OPPORTUNITY      1 YEAR        5 YEAR           TOTAL
--------------------------------------------------------------------------------------------------------  -------------
$  109,307  $   (96,899) $  (55,318) $  (13,751) $  (111,340) $   (61,421) $          --  $          --   $    606,485
  (103,663)   4,283,461     849,070     357,996      768,708    1,865,342             --             --     46,980,871

   320,235     (921,006)    634,293    (399,937)     820,030   (1,370,860)            --             --    (13,786,758)
--------------------------------------------------------------------------------------------------------  -------------
   325,879    3,265,556   1,428,045     (55,692)   1,477,398      433,061             --             --     33,800,598
--------------------------------------------------------------------------------------------------------  -------------

     2,651       30,328       6,893     116,700       52,423       32,405             --             --      1,820,942
  (723,727)  (2,641,751)   (784,284)   (308,421)  (1,496,377)  (1,353,517)      (317,675)           (60)   (96,547,788)
 2,017,571   (1,639,926)  1,645,484     413,661      (10,690)  (1,586,939)       129,998         14,435     (1,316,239)
--------------------------------------------------------------------------------------------------------  -------------

 1,296,495   (4,251,349)    868,093     221,940   (1,454,644)  (2,908,051)      (187,677)        14,375    (96,043,085)
--------------------------------------------------------------------------------------------------------  -------------
 1,622,374     (985,793)  2,296,138     166,248       22,754   (2,474,990)      (187,677)        14,375    (62,242,487)
--------------------------------------------------------------------------------------------------------  -------------
 2,548,907   11,269,215   3,155,374   2,710,074    7,696,764    8,907,758        972,430        109,950    410,590,783
--------------------------------------------------------------------------------------------------------  -------------
$4,171,281  $10,283,422  $5,451,512  $2,876,322  $ 7,719,518  $ 6,432,768  $     784,753  $     124,325   $348,348,296
========================================================================================================  =============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 AND 2007

================================================================================

(1) GENERAL

      Jefferson National Life Insurance Company (the "Company") has established two separate accounts within Jefferson National Life Annuity Account F ("Account F"). Account F is a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. One account, also named Jefferson National Life Annuity Account F ("Variable Account") which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Jefferson National Interest Adjustment Account ("IAA"), offers investments options that pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the IAA. The IAA is not registered as an investment company under the Investment Company Act of 1940. The operations of Account F are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code.

      As of June 30, 2006, all outstanding shares of the Company were owned by JNF Holding Company, Inc., ("JNF Holdings"), an insurance holding company. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. (ultimate parent in 2006 and current shareholder) and accepted by the Board of Directors of JNF Holdings, all of the outstanding common stock of the Company was contributed from JNF Holdings to a new holding company, Jefferson National Financial Corp. ("JNFC") and from then forward the Company is wholly-owned by JNFC.

      As of December 31, 2007, JNFC was a subsidiary of Inviva, Inc. and JNF Holdings, collectively. As of January 3, 2008, Inviva, Inc. completed a restructuring transaction whereby it exchanged $111.5 million of debt ($91.5 million principal and $20 million accrued interest) for (a) cash and new debt of approximately $9 million and $7.6 million, including future interest payments, respectively; and (b) a portion of its equity interest in JNFC. The new debt resides at JNFC, but will ultimately be serviced by the Company at an annual cost of approximately $0.3 million to $0.5 million. On January 2, 2008, to facilitate the restructuring, the Company paid a $3.6 million extraordinary distribution, which was approved by the Texas Department of Insurance. As of December 31, 2008, Inviva, Inc. remains a shareholder of JNFC through direct and indirect investments.

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters

      Currently, however, there are no legal proceedings to which Account F is a party or to which the assets of Account F are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account F's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account F.

      Besides the three guarantee periods of the IAA option, the following Variable Account investment options are available to new investors as of December 31, 2008:

AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Equity Fund Series I
   Financial Services Fund Series I
   Global Health Care Fund Series I
   Global Real Estate Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Technology Fund Series I

THE ALGER AMERICAN FUND
   Capital Appreciation Portfolio
   LargeCap Growth Portfolio
   MidCap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
   Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Value Fund

DIREXION INSURANCE TRUST
   Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
   Dreyfus Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio

FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II

JANUS ASPEN SERIES
   Growth and Income Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Portfolio
   International Equity Portfolio
   US Small Cap Equity Portfolio
   US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   Aggressive Growth Fund
   Capital and Income Fund
   Fundamental Value Fund
   Large Cap Growth Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008 AND 2007

================================================================================

LEGG MASON PARTNERS VARIABLE INCOME TRUST
   Global High Yield Bond Fund
   Strategic Bond Fund

LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Short Duration Bond Portfolio
   Small-Cap Growth Portfolio
   Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST
   JNF Balanced Fund
   JNF Equity Fund
   JNF Loomis Sayles Bond
   JNF Money Market

PIMCO VARIABLE INSURANCE TRUST
   All Asset Portfolio
   CommodityRealReturn Strategy Portfolio
   Emerging Markets Bond Portfolio
   Foreign Bond US Dollar-Hedged Portfolio
   Global Bond Unhedged Portfolio
   High Yield Portfolio
   RealEstateRealReturn Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   StocksPLUS(R) Total Return Portfolio
   Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
   Equity Income Portfolio
   Fund Portfolio
   High Yield Portfolio
   International Value Portfolio
   Mid Cap Value Portfolio

ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio

RYDEX VARIABLE TRUST
   CLS AdvisorOne Amerigo Fund
   CLS AdvisorOne Clermont Fund
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Consumer Products Fund
   Dow 2X Strategy Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Europe 1.25X Strategy Fund
   Financial Services Fund
   Government Long Bond 1.2X Strategy Fund
   Health Care Fund
   Internet Fund
   Inverse Dow 2X Strategy Fund
   Inverse Government Long Bond Strategy Fund
   Inverse Mid-Cap Strategy Fund
   Inverse NASDAQ-100(R) Strategy Fund
   Inverse S&P 500 Strategy Fund
   Japan 1.25X Strategy Fund
   Large-Cap Growth Fund
   Large-Cap Value Fund
   Leisure Fund
   Mid Cap 1.5X Strategy Fund
   Mid-Cap Growth Fund
   Mid-Cap Value Fund
   NASDAQ-100(R) 2X Strategy Fund
   NASDAQ-100(R) Fund
   Nova Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Russell 2000 1.5X Strategy Fund
   Russell 2000 2X Strategy Fund
   S&P 500 2X Strategy Fund
   Sector Rotation Fund
   Small-Cap Growth Fund
   Small-Cap Value Fund
   Technology Fund
   Telecommunications Fund
   Transportation Fund
   U.S. Government Money Market Fund
   Utilities Fund

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio

THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
   Absolute Return Fund
   Bond Fund
   Emerging Markets Fund
   Hard Assets Fund
   Real Estate Fund

WELLS FARGO ADVANTAGE VT FUNDS
   Discovery Fund
   Opportunity Fund

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008 AND 2007

================================================================================

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account F does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of the Variable Account as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account F are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account F and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

      Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. For the year ended December 31, 2008, breakage resulted in an expense of $6,401 and for the year ended December 31, 2007, breakage resulted in income of $8,807.

(3) FINANCIAL INSTRUMENTS AND FAIR VALUE

      On January 1, 2008, Account F adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. SFAS 157 establishes a hierarchy for inputs to be used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most unobservable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset developed based on market data obtained from sources independent of Account F. Unobservable inputs are inputs that reflect Account F's assumptions about the assumptions market participants would use in pricing the asset based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

      o  Level 1-   Observable inputs are unadjusted, quoted prices for
                    identical assets or liabilities in active markets at the measurement date. Level 1 securities include highly liquid
                    U.S. Treasury securities, certain common stocks and mutual funds.

      o  Level 2-   Observable inputs other than quoted prices included in Level
                    1 that are observable for the asset or liability through corroboration with market data at the measurement date. Most debt securities, preferred stocks, certain equity securities, short-term investments and derivatives are model priced using observable inputs and are classified with Level
                    2.

      o  Level 3-   Unobservable inputs that reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. Examples of Level 3 assets include investments in limited partnerships.

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund manger. Account F includes these prices in the amounts disclosed in Level 1 of the hierarchy.

      The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

                             FAIR VALUE MEASUREMENTS USING
================================================================================
                                    QUOTED PRICES     SIGNIFICANT
                                      IN ACTIVE          OTHER      SIGNIFICANT
                                     MARKETS FOR       OBSERVABLE   UNOBSERVABLE
                     TOTAL AS OF   IDENTICAL ASSETS      INPUTS        INPUTS
                     12/31/2008       (LEVEL 1)        (LEVEL 2)     (LEVEL 3)
--------------------------------------------------------------------------------

Assets:
   Mutual Funds ..  $167,518,059     $167,518,059          --            --
--------------------------------------------------------------------------------
                    $167,518,059     $167,518,059          --            --
                    ============================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008 AND 2007

================================================================================

(4) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $144,176,591 and $260,674,685 for the years ended December 31, 2008 and 2007, respectively. The aggregate proceeds from sales of investments in portfolio shares were $201,589,786 and $338,981,388 for the years ended December 31, 2008 and 2007, respectively.

(5) DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The Company deducts a total daily charge from the total investments of Account F, which is equivalent to an effective annual rate of 1.40 percent, consisting of the 1.25 percent for the mortality and expense risks and .15 percent for administrative expenses. This charge excludes the optional guaranteed minimum income benefit and the guaranteed minimum withdrawal benefit riders. For contract with guaranteed minimum income benefit ride, the fee is an additional .30 percent to the base rate. The guaranteed minimum withdrawal benefit rider is an additional .35 percent or .50 percent to the base rate depending on the waiting period selected. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The total mortality and expense fees were $3,232,192 and $4,876,760 for the years ended December 31, 2008 and 2007, respectively. The administrative fees were $387,868 and $585,214 for the years ended December 31, 2008 and 2007, respectively.

      Pursuant to an agreement between the Variable Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Variable Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $369,089 and $738,163 for the years ended December 31, 2008 and 2007, respectively. The IAA account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative. The net adjustment expense was $1,874 for the year ended December 31, 2008 and the net adjustment income was $10,138 for the year ended December 31, 2007.

(6) FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account F.

      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS     NET   CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO      (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
      December 31, 2008 ...........       21   $ 7.75     $ 6.00      1.40%      2.20%    $   165   -52.54%    -52.98%      0.43%
      December 31, 2007 ...........       30    16.33      12.76      1.40%      2.20%        497    -0.06%     -0.85%      0.28%
      December 31, 2006 ...........       41    16.34      12.87      1.40%      2.20%        666    11.38%     10.47%      0.11%
      December 31, 2005 ...........       57    14.67      11.65      1.40%      2.20%        838     3.97%      3.19%      0.00%
      December 31, 2004 ...........       65    14.11      11.29      1.40%      2.20%        918     9.27%      8.39%      0.00%
   Core Equity Fund
      December 31, 2008 ...........      155     7.98       7.81      1.40%      2.20%      1,246   -31.09%    -31.61%      2.40%
      December 31, 2007 ...........      171    11.58      11.42      1.40%      2.20%      1,993     6.63%      5.74%      1.01%
      December 31, 2006 ...........      184    10.86      10.80      1.40%      2.20%      1,997     8.17%      7.57%      0.57%
      Inception April 28, 2006 ....       --    10.04      10.04       N/A        N/A          --      N/A        N/A        N/A
   Financial Services Fund
      December 31, 2008 ...........       53     4.10       3.94      1.40%      2.20%        218   -59.96%    -60.28%      3.96%
      December 31, 2007 ...........       31    10.24       9.92      1.40%      2.20%        323   -23.30%    -23.93%      1.43%
      December 31, 2006 ...........       46    13.35      13.04      1.40%      2.20%        615    14.79%     13.89%      1.56%
      December 31, 2005 ...........       59    11.63      11.45      1.40%      2.20%        689     4.40%      3.62%      1.25%
      December 31, 2004 ...........       84    11.14      11.05      1.40%      2.20%        933     7.21%      6.32%      0.40%
   Global Health Care Fund
      December 31, 2008 ...........      160     8.75       9.00      1.40%      2.20%      1,397   -29.61%    -30.18%      0.00%
      December 31, 2007 ...........       54    12.43      12.89      1.40%      2.20%        672    10.29%      9.42%      0.00%
      December 31, 2006 ...........       86    11.27      11.78      1.40%      2.20%        973     3.78%      2.97%      0.00%
      December 31, 2005 ...........      244    10.86      11.44      1.40%      2.20%      2,650     6.68%      5.83%      0.00%
      December 31, 2004 ...........      218    10.18      10.81      1.40%      2.20%      2,221     6.05%      5.19%      0.00%
   Global Real Estate Fund
      December 31, 2008 ...........       80    15.74      10.69      1.40%      2.20%      1,257   -45.44%    -45.87%      5.01%
      December 31, 2007 ...........      115    28.85      19.75      1.40%      2.20%      3,308    -6.85%     -7.58%      4.13%
      December 31, 2006 ...........      201    30.97      21.37      1.40%      2.20%      6,210    40.64%     39.49%      1.12%
      December 31, 2005 ...........      231    22.02      15.32      1.40%      2.20%      5,077    12.63%     11.74%      1.06%
      December 31, 2004 ...........      276    19.55      13.71      1.40%      2.20%      5,402    34.67%     33.62%      1.12%
   High Yield Fund
      December 31, 2008 ...........      192     8.71       8.39      1.40%      2.20%      1,672   -26.75%    -27.36%      7.94%
      December 31, 2007 ...........      266    11.89      11.55      1.40%      2.20%      3,163    -0.17%     -0.94%      6.73%
      December 31, 2006 ...........      248    11.91      11.66      1.40%      2.20%      2,954     9.17%      8.36%      9.08%
      December 31, 2005 ...........      264    10.91      10.76      1.40%      2.20%      2,886     1.30%      0.47%      8.62%
      December 31, 2004 ...........      301    10.77      10.71      1.40%      2.20%      3,264     8.02%      7.53%      3.02%
      Inception May 1, 2004 .......       --     9.97       9.96       N/A        N/A          --      N/A        N/A        N/A
   Mid Cap Core Equity Fund
      December 31, 2008 ...........       29    12.19       9.65      1.40%      2.20%        349   -29.66%    -30.22%      1.57%
      December 31, 2007 ...........       26    17.33      13.83      1.40%      2.20%        450     7.77%      6.88%      0.04%
      December 31, 2006 ...........       34    16.08      12.94      1.40%      2.20%        554     9.46%      8.56%      0.75%
      December 31, 2005 ...........       37    14.69      11.92      1.40%      2.20%        543     5.76%      4.93%      0.29%
      December 31, 2004 ...........       45    13.89      11.36      1.40%      2.20%        619    11.98%     11.12%      0.04%
   Technology Fund
      December 31, 2008 ...........       25     3.58       6.32      1.40%      2.20%         89   -45.26%    -45.75%      0.00%
      December 31, 2007 ...........       43     6.54      11.65      1.40%      2.20%        281     6.34%      5.33%      0.00%
      December 31, 2006 ...........       73     6.15      11.06      1.40%      2.20%        450     8.85%      8.11%      0.00%
      December 31, 2005 ...........       74     5.65      10.23      1.40%      2.20%        420     0.71%     -0.10%      0.00%
      December 31, 2004 ...........      129     5.61      10.24      1.40%      2.20%        720     3.24%      2.39%      0.00%
THE ALGER AMERICAN FUND:
   Capital Appreciation Portfolio
      December 31, 2008 ...........      465    14.01       9.92      1.40%      2.20%      6,521   -45.89%    -46.32%      0.00%
      December 31, 2007 ...........      645    25.89      18.48      1.40%      2.20%     16,699    31.62%     30.60%      0.00%
      December 31, 2006 ...........      790    19.67      14.15      1.40%      2.20%     15,542    17.64%     16.65%      0.00%
      December 31, 2005 ...........      973    16.72      12.13      1.40%      2.20%     16,263    12.82%     12.00%      0.00%
      December 31, 2004 ...........    1,270    14.82      10.83      1.40%      2.20%     18,812     6.71%      5.81%      0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO      (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: (continued)
   LargeCap Growth Portfolio
      December 31, 2008 ...........      520   $ 8.84     $ 7.42      1.40%      2.20%    $ 4,592   -46.88%    -47.34%      0.22%
      December 31, 2007 ...........      702    16.64      14.09      1.40%      2.20%     11,685    18.27%     17.32%      0.35%
      December 31, 2006 ...........      882    14.07      12.01      1.40%      2.20%     12,418     3.68%      2.83%      0.13%
      December 31, 2005 ...........    1,161    13.57      11.68      1.40%      2.20%     15,760    10.50%      9.67%      0.24%
      December 31, 2004 ...........    1,346    12.28      10.65      1.40%      2.20%     16,540     3.99%      3.15%      0.00%
   MidCap Growth Portfolio
      December 31, 2008 ...........      339    11.31       6.79      1.40%      2.20%      3,825   -58.92%    -59.27%      0.16%
      December 31, 2007 ...........      521    27.53      16.67      1.40%      2.20%     14,331    29.74%     28.63%      0.00%
      December 31, 2006 ...........      608    21.22      12.96      1.40%      2.20%     12,905     8.60%      7.82%      0.00%
      December 31, 2005 ...........      837    19.54      12.02      1.40%      2.20%     16,343     8.31%      7.42%      0.00%
      December 31, 2004 ...........    1,078    18.04      11.19      1.40%      2.20%     19,439    11.45%     10.56%      0.00%
   SmallCap Growth Portfolio
      December 31, 2008 ...........      203     7.70       9.28      1.40%      2.20%      1,564   -47.33%    -47.78%      0.00%
      December 31, 2006 ...........      307    14.62      17.77      1.40%      2.20%      4,489    15.57%     14.65%      0.00%
      December 31, 2006 ...........      507    12.65      15.50      1.40%      2.20%      6,413    18.33%     17.42%      0.00%
      December 31, 2005 ...........      621    10.69      13.20      1.40%      2.20%      6,633    15.32%     14.38%      0.00%
      December 31, 2004 ...........      698     9.27      11.54      1.40%      2.20%      6,474    14.90%     13.99%      0.00%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
      December 31, 2008 ...........       52     8.23       8.03      1.40%      2.20%        426   -41.42%    -41.90%      2.25%
      December 31, 2007 ...........       64    14.05      13.82      1.40%      2.20%        897     3.69%      2.83%      1.29%
      December 31, 2006 ...........       70    13.55      13.44      1.40%      2.20%        946    15.61%     14.77%      1.38%
      December 31, 2005 ...........       70    11.72      11.71      1.40%      2.20%        822     3.44%      2.63%      1.49%
      December 31, 2004 ...........       93    11.33      11.41      1.40%      2.20%      1,050     9.89%      8.99%      0.87%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
      December 31, 2008 ...........       45     9.31       9.04      1.40%      2.20%        423   -21.43%    -22.07%      3.34%
      December 31, 2007 ...........       93    11.85      11.60      1.40%      2.20%      1,098     3.40%      2.56%      1.22%
      December 31, 2006 ...........       37    11.46      11.31      1.40%      2.20%        426     8.11%      7.31%      2.64%
      December 31, 2005 ...........       22    10.60      10.54      1.40%      2.20%        236     5.58%      4.98%      0.00%
      Inception May 1, 2005 .......       --    10.04      10.04       N/A        N/A          --      N/A        N/A        N/A
   Income & Growth Fund
      December 31, 2008 ...........      248     9.56       8.44      1.40%      2.20%      2,369   -35.54%    -36.01%      2.18%
      December 31, 2007 ...........      335    14.83      13.19      1.40%      2.20%      4,969    -1.46%     -2.22%      2.08%
      December 31, 2006 ...........      484    15.05      13.49      1.40%      2.20%      7,284    15.50%     14.52%      1.86%
      December 31, 2005 ...........      588    13.03      11.78      1.40%      2.20%      7,665     3.17%      2.35%      2.07%
      December 31, 2004 ...........      718    12.63      11.51      1.40%      2.20%      9,068    11.40%     10.55%      1.47%
   Inflation Protection Fund
      December 31, 2008 ...........       33    11.09      10.68      1.40%      2.20%        368    -2.97%     -3.78%      5.05%
      December 31, 2007 ...........       14    11.43      11.10      1.40%      2.20%        156     7.93%      7.14%      4.39%
      December 31, 2006 ...........       13    10.59      10.36      1.40%      2.20%        133     0.19%     -0.67%      4.10%
      December 31, 2005 ...........       11    10.57      10.43      1.40%      2.20%        113     0.19%     -0.67%      3.57%
      December 31, 2004 ...........       70    10.55      10.50      1.40%      2.20%        740     5.08%      4.58%      2.00%
      Inception May 1, 2004 .......       --    10.04      10.04       N/A        N/A          --      N/A        N/A        N/A
   International Fund
      December 31, 2008 ...........      161     9.81       9.78      1.40%      2.20%      1,576   -45.59%    -46.06%      0.90%
      December 31, 2007 ...........      268    18.03      18.13      1.40%      2.20%      4,824    16.40%     15.48%      0.78%
      December 31, 2006 ...........      414    15.49      15.70      1.40%      2.20%      6,421    23.33%     22.37%      1.57%
      December 31, 2005 ...........      435    12.56      12.83      1.40%      2.20%      5,459    11.64%     10.79%      1.22%
      December 31, 2004 ...........      494    11.25      11.58      1.40%      2.20%      5,557    13.35%     12.38%      0.67%
   Value Fund
      December 31, 2008 ...........      375    13.09       9.27      1.40%      2.20%      4,902   -27.80%    -28.36%      2.75%
      December 31, 2007 ...........      564    18.13      12.94      1.40%      2.20%     10,215    -6.45%     -7.17%      1.74%
      December 31, 2006 ...........      721    19.38      13.94      1.40%      2.20%     13,962    16.96%     16.07%      1.41%
      December 31, 2005 ...........      966    16.57      12.01      1.40%      2.20%     15,990     3.63%      2.74%      0.93%
      December 31, 2004 ...........    1,217    15.99      11.69      1.40%      2.20%     19,454    12.71%     11.83%      0.98%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS     NET   CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO      (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
      December 31, 2008 ...........       --   $ 9.39     $ 9.12      1.40%      2.20%    $    --   -11.25%    -11.97%      5.61%
      December 31, 2007 ...........       --    10.58      10.36      1.40%      2.20%         --    -3.20%     -3.90%      4.69%
      December 31, 2006 ...........       --    10.93      10.78      1.40%      2.20%         --     4.79%      3.85%      5.27%
      December 31, 2005 ...........       --    10.43      10.38      1.40%      2.20%         --     3.68%      3.18%      0.00%
      Inception May 1, 2005 .......       --    10.06      10.06       N/A        N/A          --      N/A        N/A        N/A
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
      December 31, 2008 ...........       16     8.65       8.40      1.40%      2.20%        141   -31.89%    -32.42%      0.75%
      December 31, 2007 ...........       18    12.70      12.43      1.40%      2.20%        230    -2.08%     -2.81%      0.28%
      December 31, 2006 ...........       14    12.97      12.79      1.40%      2.20%        177    12.88%     11.90%      0.59%
      December 31, 2005 ...........        4    11.49      11.43      1.40%      2.20%         42    13.43%     12.83%      0.00%
      Inception May 1, 2005 .......       --    10.13      10.13       N/A        N/A          --      N/A        N/A        N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
      December 31, 2008 ...........      213     7.26       7.77      1.40%      2.20%      1,545   -35.35%    -35.89%      0.77%
      December 31, 2007 ...........      257    11.23      12.12      1.40%      2.20%      2,886     6.24%      5.48%      0.56%
      December 31, 2006 ...........      341    10.57      11.49      1.40%      2.20%      3,602     7.75%      6.78%      0.12%
      December 31, 2005 ...........      418     9.81      10.76      1.40%      2.20%      4,104     2.19%      1.41%      0.00%
      December 31, 2004 ...........      559     9.60      10.61      1.40%      2.20%      5,367     4.69%      3.85%      0.39%
DREYFUS STOCK INDEX FUND
      December 31, 2008 ...........      939     8.93       8.23      1.40%      2.20%      8,384   -38.03%    -38.54%      2.05%
      December 31, 2007 ...........    1,184    14.41      13.39      1.40%      2.20%     17,048     3.82%      2.92%      1.63%
      December 31, 2006 ...........    1,816    13.88      13.01      1.40%      2.20%     25,206    13.86%     13.03%      1.62%
      December 31, 2005 ...........    2,299    12.19      11.51      1.40%      2.20%     28,011     3.31%      2.40%      1.58%
      December 31, 2004 ...........    2,781    11.80      11.24      1.40%      2.20%     32,831     9.06%      8.21%      1.77%
DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
      December 31, 2008 ...........      213    11.26      10.09      1.40%      2.20%      2,399   -38.20%    -38.66%      2.76%
      December 31, 2007 ...........      330    18.22      16.45      1.40%      2.20%      6,008     2.71%      1.86%      1.73%
      December 31, 2006 ...........      525    17.74      16.15      1.40%      2.20%      9,316    20.84%     19.99%      1.40%
      December 31, 2005 ...........      604    14.68      13.46      1.40%      2.20%      8,867    10.38%      9.43%      0.00%
      December 31, 2004 ...........      772    13.30      12.30      1.40%      2.20%     10,270    18.35%     17.40%      1.26%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
      December 31, 2008 ...........      123     8.12      10.35      1.40%      2.20%        996   -21.55%    -22.12%      6.23%
      December 31, 2007 ...........      171    10.35      13.29      1.40%      2.20%      1,769     2.68%      1.76%      5.45%
      December 31, 2006 ...........      252    10.08      13.06      1.40%      2.20%      2,544    14.03%     13.07%      5.49%
      December 31, 2005 ...........      238     8.84      11.55      1.40%      2.20%      2,100     4.74%      4.05%      5.57%
      December 31, 2004 ...........      313     8.44      11.10      1.40%      2.20%      2,637     8.42%      7.49%      4.50%
   High Income Bond Fund II
      December 31, 2008 ...........      212     9.68       8.71      1.40%      2.20%      2,050   -27.05%    -27.60%     10.62%
      December 31, 2007 ...........      370    13.27      12.03      1.40%      2.20%      4,914     2.00%      1.18%      9.11%
      December 31, 2006 ...........      605    13.01      11.89      1.40%      2.20%      7,872     9.24%      8.39%      8.38%
      December 31, 2005 ...........      652    11.91      10.97      1.40%      2.20%      7,761     1.28%      0.46%      9.02%
      December 31, 2004 ...........      865    11.76      10.92      1.40%      2.20%     10,168     8.92%      8.01%      7.66%
   International Equity Fund II
      December 31, 2008 ...........      129     9.01       8.16      1.40%      2.20%      1,159   -46.46%    -46.91%      0.66%
      December 31, 2007 ...........      176    16.83      15.37      1.40%      2.20%      2,954     8.02%      7.11%      0.19%
      December 31, 2006 ...........      245    15.58      14.35      1.40%      2.20%      3,821    17.23%     16.38%      0.20%
      December 31, 2005 ...........      298    13.29      12.33      1.40%      2.20%      3,961     7.52%      6.66%      0.00%
      December 31, 2004 ...........      291    12.36      11.56      1.40%      2.20%      3,600    12.50%     11.59%      0.00%
JANUS ASPEN SERIES:
   Growth and Income Portfolio
      December 31, 2008 ...........      194     9.94       8.06      1.40%      2.20%      1,928   -42.01%    -42.47%      0.95%
      December 31, 2007 ...........      271    17.14      14.01      1.40%      2.20%      4,634     7.26%      6.38%      1.87%
      December 31, 2006 ...........      383    15.98      13.17      1.40%      2.20%      6,121     6.53%      5.70%      1.68%
      December 31, 2005 ...........      466    15.00      12.46      1.40%      2.20%      7,012    10.78%      9.97%      0.64%
      December 31, 2004 ...........      481    13.54      11.33      1.40%      2.20%      6,543    10.39%      9.46%      0.63%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS     NET   CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO      (000S)       TOTAL RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
   International Growth Portfolio
      December 31, 2008 ...........       98   $19.14     $13.20      1.40%      2.20%    $ 1,870   -52.78%    -53.14%      1.25%
      December 31, 2007 ...........      166    40.53      28.17      1.40%      2.20%      6,744    26.54%     25.48%      0.60%
      December 31, 2006 ...........      220    32.03      22.45      1.40%      2.20%      7,047    45.00%     43.82%      2.04%
      December 31, 2005 ...........      163    22.09      15.61      1.40%      2.20%      3,596    30.48%     29.44%      1.45%
      December 31, 2004 ...........       58    16.93      12.06      1.40%      2.20%        983    17.26%     16.37%      0.92%
   Large Cap Growth Portfolio
      December 31, 2008 ...........      841     8.31       7.72      1.40%      2.20%      6,991   -40.56%    -41.02%      0.72%
      December 31, 2007 ...........    1,146    13.98      13.09      1.40%      2.20%     16,028    13.47%     12.55%      0.70%
      December 31, 2006 ...........    1,421    12.32      11.63      1.40%      2.20%     17,503     9.80%      9.00%      0.47%
      December 31, 2005 ...........    1,699    11.22      10.67      1.40%      2.20%     19,061     2.84%      2.01%      0.33%
      December 31, 2004 ...........    2,108    10.91      10.46      1.40%      2.20%     22,992     3.08%      2.23%      0.13%
   Mid Cap Growth Portfolio
      December 31, 2008 ...........      611    10.72       9.64      1.40%      2.20%      6,544   -44.51%    -44.95%      0.24%
      December 31, 2007 ...........      752    19.32      17.51      1.40%      2.20%     14,526    20.37%     19.36%      0.21%
      December 31, 2006 ...........      944    16.05      14.67      1.40%      2.20%     15,155    12.00%     11.14%      0.00%
      December 31, 2005 ...........    1,155    14.33      13.20      1.40%      2.20%     16,554    10.74%      9.91%      0.00%
      December 31, 2004 ...........    1,557    12.94      12.01      1.40%      2.20%     20,137    19.09%     18.10%      0.00%
   Worldwide Growth Portfolio
      December 31, 2008 ...........      571     8.17       7.39      1.40%      2.20%      4,661   -45.42%    -45.86%      1.15%
      December 31, 2007 ...........      728    14.97      13.65      1.40%      2.20%     10,897     8.09%      7.23%      0.72%
      December 31, 2006 ...........      941    13.85      12.73      1.40%      2.20%     13,031    16.58%     15.62%      1.72%
      December 31, 2005 ...........    1,193    11.88      11.01      1.40%      2.20%     14,171     4.39%      3.57%      1.34%
      December 31, 2004 ...........    1,577    11.38      10.63      1.40%      2.20%     17,939     3.34%      2.51%      0.97%
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
      December 31, 2008 ...........       76    14.96      14.41      1.40%      2.20%      1,137   -49.44%    -49.84%      1.53%
      December 31, 2007 ...........      142    29.59      28.73      1.40%      2.20%      4,214    31.45%     30.41%      1.19%
      December 31, 2006 ...........      149    22.51      22.03      1.40%      2.20%      3,348    28.12%     27.12%      0.41%
      December 31, 2005 ...........      206    17.57      17.33      1.40%      2.20%      3,618    38.89%     37.65%      0.32%
      December 31, 2004 ...........       29    12.65      12.59      1.40%      2.20%        371    28.82%     28.21%      0.00%
      Inception May 1, 2004 .......       --     9.82       9.82       N/A        N/A          --      N/A        N/A        N/A
   International Equity Portfolio
      December 31, 2008 ...........       26    10.10       9.73      1.40%      2.20%        259   -37.88%    -38.38%      1.54%
      December 31, 2007 ...........       28    16.26      15.79      1.40%      2.20%        449     9.20%      8.37%      2.05%
      December 31, 2006 ...........       37    14.89      14.57      1.40%      2.20%        547    20.86%     19.82%      1.25%
      December 31, 2005 ...........       16    12.32      12.16      1.40%      2.20%        199     9.12%      8.28%      1.18%
      December 31, 2004 ...........        4    11.29      11.23      1.40%      2.20%         50    13.70%     13.09%      0.49%
      Inception May 1, 2004 .......       --     9.93       9.93       N/A        N/A          --      N/A        N/A        N/A
   US Small Cap Equity Portfolio
      December 31, 2008 ...........      150    11.28       7.48      1.40%      2.20%      1,694   -37.37%    -37.87%      0.00%
      December 31, 2007 ...........      223    18.01      12.04      1.40%      2.20%      4,015    -8.53%     -9.27%      0.00%
      December 31, 2006 ...........      390    19.69      13.27      1.40%      2.20%      7,675    14.48%     13.52%      0.00%
      December 31, 2005 ...........      490    17.20      11.69      1.40%      2.20%      8,428     2.56%      1.74%      0.00%
      December 31, 2004 ...........      627    16.77      11.49      1.40%      2.20%     10,539    58.17%     12.43%      0.00%
   US Strategic Equity Portfolio
      December 31, 2008 ...........       47     8.60       8.07      1.40%      2.20%        401   -36.20%    -36.66%      0.81%
      December 31, 2007 ...........       59    13.48      12.74      1.40%      2.20%        801    -2.32%     -3.12%      0.91%
      December 31, 2006 ...........      112    13.80      13.15      1.40%      2.20%      1,539    15.87%     14.95%      0.61%
      December 31, 2005 ...........      130    11.91      11.44      1.40%      2.20%      1,550     1.88%      1.06%      0.76%
      December 31, 2004 ...........      149    11.69      11.32      1.40%      2.20%      1,746    10.26%      9.40%      0.61%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth Portfolio
      December 31, 2008 ...........        3     5.62       5.54      1.40%      2.20%         20   -41.21%    -41.75%      0.00%
      December 31, 2007 ...........        3     9.56       9.51      1.40%      2.20%         25    -3.43%     -3.94%      0.00%
      Inception April 30, 2007 ....       --     9.90       9.90       N/A        N/A          --      N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS     NET   CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO      (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (continued)
   Capital and Income Portfolio
      December 31, 2008 ...........        3   $ 6.42     $ 6.33      1.40%      2.20%    $    18   -35.86%    -36.45%      0.82%
      December 31, 2007 ...........        9    10.01       9.96      1.40%      2.20%         88     0.60%      0.10%      1.23%
      Inception April 30, 2007 ....       --     9.95       9.95       N/A        N/A          --      N/A        N/A        N/A
   Fundamental Value Portfolio
      December 31, 2008 ...........       12     5.94       5.86      1.40%      2.20%         74   -37.47%    -37.99%      1.59%
      December 31, 2007 ...........       14     9.50       9.45      1.40%      2.20%        132    -4.04%     -4.55%      1.07%
      Inception April 30, 2007 ....       --     9.90       9.90       N/A        N/A          --      N/A        N/A        N/A
   Large Cap Growth Portfolio
      December 31, 2008 ...........       10     6.13       6.05      1.40%      2.20%         61   -38.21%    -38.70%      0.38%
      December 31, 2007 ...........        6     9.92       9.87      1.40%      2.20%         58     0.20%     -0.30%      0.03%
      Inception April 30, 2007 ....       --     9.90       9.90       N/A        N/A          --      N/A        N/A        N/A
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond Portfolio
      December 31, 2008 ...........        9     7.74       7.51      1.40%      2.20%         67   -31.75%    -32.34%      8.15%
      December 31, 2007 ...........       16    11.34      11.10      1.40%      2.20%        182    -1.48%     -2.29%      5.18%
      December 31, 2006 ...........       17    11.51      11.36      1.40%      2.20%        201     9.10%      8.29%      5.17%
      December 31, 2005 ...........        9    10.55      10.49      1.40%      2.20%         98     5.39%      4.80%     17.90%
      Inception May 1, 2005 .......       --    10.01      10.01       N/A        N/A          --      N/A        N/A        N/A
   Strategic Bond Portfolio
      December 31, 2008 ...........       47     9.14       8.80      1.40%      2.20%        460   -18.17%    -18.89%      4.35%
      December 31, 2007 ...........      116    11.17      10.85      1.40%      2.20%      1,366     0.54%     -0.18%      4.00%
      December 31, 2006 ...........      133    11.11      10.87      1.40%      2.20%      1,477     3.64%      2.74%      4.39%
      December 31, 2005 ...........      124    10.72      10.58      1.40%      2.20%      1,332     1.04%      0.19%     11.04%
      December 31, 2004 ...........       11    10.61      10.56      1.40%      2.20%        112     6.10%      5.60%      4.57%
      Inception May 1, 2004 .......       --    10.00      10.00       N/A        N/A          --      N/A        N/A        N/A
LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
      December 31, 2008 ...........       62    12.01       9.82      1.40%      2.20%        741   -27.21%    -27.79%      3.34%
      December 31, 2007 ...........       95    16.50      13.60      1.40%      2.20%      1,565     1.73%      0.89%      2.55%
      December 31, 2006 ...........       71    16.22      13.48      1.40%      2.20%      1,147    12.95%     12.05%      2.50%
      December 31, 2005 ...........       70    14.36      12.03      1.40%      2.20%      1,002     2.35%      1.52%      2.17%
      December 31, 2004 ...........       65    14.03      11.85      1.40%      2.20%        913    14.85%     13.97%      3.17%
   Growth and Income Portfolio
      December 31, 2008 ...........      444    11.41       8.40      1.40%      2.20%      5,065   -37.34%    -37.82%      1.33%
      December 31, 2007 ...........      610    18.21      13.51      1.40%      2.20%     11,099     2.02%      1.20%      0.98%
      December 31, 2006 ...........    1,006    17.85      13.35      1.40%      2.20%     17,959    15.61%     14.69%      1.25%
      December 31, 2005 ...........    1,167    15.44      11.64      1.40%      2.20%     18,008     1.85%      1.04%      0.91%
      December 31, 2004 ...........    1,432    15.16      11.52      1.40%      2.20%     21,684    11.07%     10.20%      0.84%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth Portfolio
      December 31, 2008 ...........       70     7.44       9.54      1.40%      2.20%        524   -44.14%    -44.60%      0.00%
      December 31, 2007 ...........       67    13.32      17.22      1.40%      2.20%        892    20.87%     19.83%      0.00%
      December 31, 2006 ...........      106    11.02      14.37      1.40%      2.20%      1,173    13.03%     12.18%      0.00%
      December 31, 2005 ...........       85     9.75      12.81      1.40%      2.20%        824    12.20%     11.29%      0.00%
      December 31, 2004 ...........      113     8.69      11.51      1.40%      2.20%        980    14.70%     13.78%      0.00%
   Partners Portfolio
      December 31, 2008 ...........      222     7.72       7.57      1.40%      2.20%      1,712   -53.07%    -53.44%      0.48%
      December 31, 2007 ...........      302    16.45      16.26      1.40%      2.20%      4,965     7.80%      6.90%      0.61%
      December 31, 2006 ...........      305    15.26      15.21      1.40%      2.20%      4,659    10.66%      9.82%      0.64%
      December 31, 2005 ...........      406    13.79      13.85      1.40%      2.20%      5,600    16.47%     15.51%      1.00%
      December 31, 2004 ...........      359    11.84      11.99      1.40%      2.20%      4,251    17.29%     16.35%      0.01%
   Regency Portfolio
      December 31, 2008 ...........       66    10.36       7.83      1.40%      2.20%        684   -46.57%    -46.99%      1.13%
      December 31, 2007 ...........       91    19.39      14.77      1.40%      2.20%      1,773     1.84%      1.10%      0.43%
      December 31, 2006 ...........      110    19.04      14.61      1.40%      2.20%      2,099     9.61%      8.71%      0.35%
      December 31, 2005 ...........      104    17.37      13.44      1.40%      2.20%      1,796    10.50%      9.62%      0.08%
      December 31, 2004 ...........      131    15.72      12.26      1.40%      2.20%      2,045    20.62%     19.65%      0.03%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS     NET   CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO      (000S)       TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
   Short Duration Bond Portfolio
      December 31, 2008 ...........      198   $10.93     $ 8.67      1.40%      2.20%    $ 2,166   -14.61%    -15.33%      4.26%
      December 31, 2007 ...........      298    12.80      10.24      1.40%      2.20%      3,805     3.31%      2.50%      2.66%
      December 31, 2006 ...........      398    12.39       9.99      1.40%      2.20%      4,932     2.74%      1.94%      2.88%
      December 31, 2005 ...........      538    12.06       9.80      1.40%      2.20%      6,486     0.08%     -0.81%      2.39%
      December 31, 2004 ...........      816    12.05       9.88      1.40%      2.20%      9,835    -0.65%     -1.41%      3.34%
   Small Cap Growth Portfolio
      December 31, 2008 ...........        8     8.62       6.72      1.40%      2.20%         69   -40.30%    -40.79%      0.00%
      December 31, 2007 ...........        9    14.44      11.35      1.40%      2.20%        124    -0.89%     -1.73%      0.00%
      December 31, 2006 ...........       14    14.57      11.55      1.40%      2.20%        211     3.77%      2.94%      0.00%
      December 31, 2005 ...........       16    14.04      11.22      1.40%      2.20%        226     1.52%      0.72%      0.00%
      December 31, 2004 ...........       42    13.83      11.14      1.40%      2.20%        585    10.28%      9.42%      0.00%
   Socially Responsive Portfolio
      December 31, 2008 ...........        3     8.46       8.14      1.40%      2.20%         24   -40.25%    -40.80%      0.60%
      December 31, 2007 ...........       15    14.16      13.75      1.40%      2.20%        211     6.07%      5.28%      0.07%
      December 31, 2006 ...........       13    13.35      13.06      1.40%      2.20%        176    12.18%     11.24%      0.18%
      December 31, 2005 ...........       19    11.90      11.74      1.40%      2.20%        223     5.40%      4.54%      0.00%
      December 31, 2004 ...........       --    11.29      11.23      1.40%      2.20%          2    12.79%     12.19%      0.00%
      Inception May 1, 2004 .......       --    10.01      10.01       N/A        N/A          --      N/A        N/A        N/A
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced Portfolio
      December 31, 2008 ...........      881     7.42       7.32      1.40%      2.20%      6,534   -24.21%    -24.77%      2.01%
      December 31, 2007 ...........    1,181     9.79       9.73      1.40%      2.20%     11,556    -2.39%     -2.99%      1.12%
      Inception May 1, 2007 .......       --    10.03      10.03       N/A        N/A          --      N/A        N/A        N/A
   JNF Equity Portfolio
      December 31, 2008 ...........      732     5.07       5.00      1.40%      2.20%      3,714   -43.42%    -43.88%      0.15%
      December 31, 2007 ...........    1,051     8.96       8.91      1.40%      2.20%      9,415   -10.49%    -10.99%      0.00%
      Inception May 1, 2007 .......       --    10.01      10.01       N/A        N/A          --      N/A        N/A        N/A
   JNF Loomis Sayles Bond Portfolio
      December 31, 2008 ...........        3     7.62       7.57      1.40%      2.20%         27   -23.80%    -24.30%      5.14%
      Inception May 1, 2008 .......       --    10.00      10.00       N/A        N/A          --      N/A        N/A        N/A
   JNF Money Market Portfolio
      December 31, 2008 ...........    2,401    10.07      10.02      1.40%      2.20%     24,184     0.70%      0.20%      1.67%
      Inception April 30, 2008 ....       --    10.00      10.00       N/A        N/A          --      N/A        N/A        N/A
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
      December 31, 2008 ...........       21     9.20       9.01      1.40%      2.20%        196   -17.04%    -17.64%      8.10%
      December 31, 2007 ...........        4    11.09      10.94      1.40%      2.20%         48     6.84%      5.91%      9.91%
      December 31, 2006 ...........       --    10.38      10.33      1.40%      2.20%          2     4.11%      3.61%      2.91%
      Inception May 1, 2006 .......       --     9.97       9.97       N/A        N/A          --       N/A        N/A        N/A
   CommodityRealReturn Strategy
      Portfolio
      December 31, 2008 ...........       13     6.41       6.27      1.40%      2.20%         82   -44.55%    -45.05%      3.75%
      December 31, 2007 ...........       19    11.56      11.41      1.40%      2.20%        217    21.43%     20.61%      6.83%
      December 31, 2006 ...........       13     9.52       9.46      1.40%      2.20%        120    -5.74%     -6.34%      4.08%
      Inception May 1, 2006 .......       --    10.10      10.10       N/A        N/A          --      N/A        N/A        N/A
   Emerging Markets Bond Portfolio
      December 31, 2008 ...........        3     9.43       9.23      1.40%      2.20%         31   -15.80%    -16.47%      6.55%
      December 31, 2007 ...........        2    11.20      11.05      1.40%      2.20%         23     4.38%      3.46%      5.73%
      December 31, 2006 ...........        2    10.73      10.68      1.40%      2.20%         20     7.52%      7.01%      3.65%
      Inception May 1, 2006 .......       --     9.98       9.98       N/A        N/A          --      N/A        N/A        N/A
   Foreign Bond US Dollar-Hedged
      Portfolio
      December 31, 2008 ...........       --    10.06       9.85      1.40%      2.20%          5    -3.82%     -4.55%      2.90%
      December 31, 2007 ...........        1    10.46      10.32      1.40%      2.20%          8     2.25%      1.38%      3.38%
      December 31, 2006 ...........        1    10.23      10.18      1.40%      2.20%         15     2.20%      1.70%      2.33%
      Inception May 1, 2006 .......       --    10.01      10.01       N/A        N/A          --      N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH           STANDARD    STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT   ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------  ASSETS  ---------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO     (000S)      TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Global Bond Unhedged Portfolio
      December 31, 2008 ............     49   $  10.75   $ 10.52      1.40%      2.20%    $  526    -2.18%      -3.04%       3.34%
      December 31, 2007 ............     30      10.99     10.85      1.40%      2.20%       335     8.17%       7.32%       3.31%
      December 31, 2006 ............      5      10.16     10.11      1.40%      2.20%        52     1.60%       1.10%       2.32%
      Inception May 1, 2006 ........     --      10.00     10.00       N/A        N/A         --      N/A         N/A         N/A
   High Yield Portfolio
      December 31, 2008 ............     11       8.11      7.93      1.40%      2.20%        90   -24.56%     -25.19%       7.76%
      December 31, 2007 ............     19      10.75     10.60      1.40%      2.20%       200     2.09%       1.24%       7.01%
      December 31, 2006 ............      7      10.53     10.47      1.40%      2.20%        78     5.41%       4.80%       4.55%
      Inception May 1, 2006 ........     --       9.99      9.99       N/A        N/A         --      N/A         N/A         N/A
   RealEstateRealReturn Strategy Portfolio
      December 31, 2008 ............     18       5.37      5.25      1.40%      2.20%        95   -47.40%     -47.86%       0.00%
      December 31, 2007 ............     18      10.21     10.07      1.40%      2.20%       187   -13.84%     -14.59%      17.37%
      December 31, 2006 ............     26      11.85     11.79      1.40%      2.20%       308    20.67%      20.06%       9.40%
      Inception May 1, 2006 ........     --       9.82      9.82       N/A        N/A         --      N/A         N/A         N/A
   Real Return Portfolio
      December 31, 2008 ............    200      11.29     10.37      1.40%      2.20%     2,253    -8.36%      -9.04%       3.53%
      December 31, 2007 ............    170      12.32     11.40      1.40%      2.20%     2,094     9.12%       8.16%       4.68%
      December 31, 2006 ............    172      11.29     10.54      1.40%      2.20%     1,938    -0.70%      -1.40%       4.18%
      December 31, 2005 ............    309      11.37     10.69      1.40%      2.20%     3,509     0.71%      -0.19%       2.85%
      December 31, 2004 ............    183      11.29     10.71      1.40%      2.20%     2,068     7.36%       6.57%       1.03%
   Short-Term Portfolio
      December 31, 2008 ............     72      10.54     10.15      1.40%      2.20%       764    -1.68%      -2.50%       3.67%
      December 31, 2007 ............     81      10.72     10.41      1.40%      2.20%       864     2.98%       2.16%       4.69%
      December 31, 2006 ............     46      10.41     10.19      1.40%      2.20%       479     2.87%       2.00%       4.28%
      December 31, 2005 ............     65      10.12      9.99      1.40%      2.20%       656     1.10%       0.30%       2.83%
      December 31, 2004 ............     44      10.01      9.96      1.40%      2.20%       445     0.10%      -0.40%       1.10%
      Inception May 1, 2004 ........     --      10.00     10.00       N/A        N/A         --      N/A         N/A         N/A
   StocksPLUS(R) Total Return Portfolio
      December 31, 2008 ............      1       7.01      6.87      1.40%      2.20%         6   -40.64%     -41.03%       5.39%
      December 31, 2007 ............      2      11.81     11.65      1.40%      2.20%        20     8.05%       7.18%       3.67%
      December 31, 2006 ............      4      10.93     10.87      1.40%      2.20%        48    10.40%       9.80%       2.22%
      Inception May 1, 2006 ........     --       9.90      9.90       N/A        N/A         --      N/A         N/A         N/A
   Total Return Portfolio
      December 31, 2008 ............    355      11.99     11.49      1.40%      2.20%     4,257     3.36%       2.50%       4.47%
      December 31, 2007 ............    365      11.60     11.21      1.40%      2.20%     4,239     7.21%       6.36%       4.81%
      December 31, 2006 ............    339      10.82     10.54      1.40%      2.20%     3,672     2.37%       1.64%       4.45%
      December 31, 2005 ............    270      10.57     10.37      1.40%      2.20%     2,855     1.05%       0.19%       3.52%
      December 31, 2004 ............    184      10.46     10.35      1.40%      2.20%     1,923     3.44%       2.59%       1.87%
PIONEER VARIABLE CONTRACTS TRUST:
   Equity Income Portfolio
      December 31, 2008 ............    129       8.90      9.75      1.40%      2.20%     1,151   -31.49%     -32.01%       2.46%
      December 31, 2007 ............    195      12.99     14.34      1.40%      2.20%     2,535    -0.84%      -1.65%       2.13%
      December 31, 2006 ............    428      13.10     14.58      1.40%      2.20%     5,614    20.40%      19.51%       2.44%
      December 31, 2005 ............    243      10.88     12.20      1.40%      2.20%     2,650     4.02%       3.21%       2.11%
      December 31, 2004 ............    193      10.46     11.82      1.40%      2.20%     2,021    14.46%      13.48%       2.12%
   Fund Portfolio
      December 31, 2008 ............     60       7.45      8.70      1.40%      2.20%       451   -35.27%     -35.79%       1.36%
      December 31, 2007 ............    124      11.51     13.55      1.40%      2.20%     1,424     3.32%       2.50%       0.91%
      December 31, 2006 ............    249      11.14     13.22      1.40%      2.20%     2,771    14.72%      13.87%       1.10%
      December 31, 2005 ............    272       9.71     11.61      1.40%      2.20%     2,639     4.53%       3.66%       1.11%
      December 31, 2004 ............    297       9.29     11.20      1.40%      2.20%     2,759     9.34%       8.48%       1.05%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH           STANDARD    STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT   ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------  ASSETS  ---------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO     (000S)      TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
   High Yield Portfolio
      December 31, 2008 ............     57   $   7.37   $  7.15      1.40%       2.20%   $  424   -36.52%     -37.06%       7.47%
      December 31, 2007 ............     57      11.61     11.36      1.40%       2.20%      657     4.13%       3.27%       5.06%
      December 31, 2006 ............     71      11.15     11.00      1.40%       2.20%      791     6.80%       5.87%       5.00%
      December 31, 2005 ............     --      10.44     10.39      1.40%       2.20%        1     4.40%       3.90%       3.51%
      Inception May 1, 2005 ........     --      10.00     10.00       N/A         N/A        --      N/A         N/A         N/A
   International Value Portfolio
      December 31, 2008 ............     61       6.07      5.97      1.40%       2.20%      368   -45.90%     -46.36%       1.13%
      December 31, 2007 ............    112      11.22     11.13      1.40%       2.20%    1,256    11.64%      10.75%       0.37%
      December 31, 2006 ............     41      10.05     10.05      1.40%       2.20%      408     0.70%       0.70%       0.00%
      Inception November 15, 2006 ..     --       9.98      9.98       N/A         N/A        --      N/A         N/A         N/A
   Mid Cap Value Portfolio
      December 31, 2008 ............      7       8.19      7.95      1.40%       2.20%       54   -34.69%     -35.21%       1.93%
      December 31, 2007 ............     10      12.54     12.27      1.40%       2.20%      128     3.89%       3.02%       0.83%
      December 31, 2006 ............     19      12.07     11.91      1.40%       2.20%      223    10.73%       9.77%       0.00%
      December 31, 2005 ............     12      10.90     10.85      1.40%       2.20%      129     8.35%       7.85%       0.12%
      Inception May 1, 2005 ........     --      10.06     10.06       N/A         N/A        --      N/A         N/A         N/A
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
      December 31, 2008 ............     47      12.48      8.27      1.40%       2.20%      586   -44.09%     -44.46%       2.05%
      December 31, 2007 ............     83      22.32     14.89      1.40%       2.20%    1,846     2.53%       1.64%       1.24%
      December 31, 2006 ............    105      21.77     14.65      1.40%       2.20%    2,275    19.42%      18.53%       0.18%
      December 31, 2005 ............     80      18.23     12.36      1.40%       2.20%    1,453    10.02%       9.19%       0.47%
      December 31, 2004 ............    106      16.57     11.32      1.40%       2.20%    1,754    12.28%      11.32%       0.00%
   Small-Cap Portfolio
      December 31, 2008 ............    101      14.51     10.18      1.40%       2.20%    1,460   -28.20%     -28.76%       0.60%
      December 31, 2007 ............    125      20.21     14.29      1.40%       2.20%    2,501    -3.49%      -4.22%       0.04%
      December 31, 2006 ............    197      20.94     14.92      1.40%       2.20%    4,098    13.99%      13.03%       0.06%
      December 31, 2005 ............    239      18.37     13.20      1.40%       2.20%    4,373     7.05%       6.19%       0.00%
      December 31, 2004 ............    262      17.16     12.43      1.40%       2.20%    4,479    23.19%      22.23%       0.00%
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
      December 31, 2008 ............     41       7.86      7.63      1.40%       2.20%      323   -43.86%     -44.35%       0.31%
      December 31, 2007 ............     41      14.00     13.71      1.40%       2.20%      578    12.18%      11.28%       0.49%
      December 31, 2006 ............     13      12.48     12.32      1.40%       2.20%      161    10.74%       9.90%       0.22%
      December 31, 2005 ............     --      11.27     11.21      1.40%       2.20%        3    12.25%      11.65%       0.46%
      Inception May 1, 2005 ........     --      10.04     10.04       N/A         N/A        --      N/A         N/A         N/A
   CLS AdvisorOne Clermont Fund
      December 31, 2008 ............      7       8.12      7.89      1.40%       2.20%       61   -31.07%     -31.57%       1.09%
      December 31, 2007 ............      8      11.78     11.53      1.40%       2.20%       90     4.71%       3.87%       2.21%
      December 31, 2006 ............      4      11.25     11.10      1.40%       2.20%       46     6.84%       6.02%       5.26%
      December 31, 2005 ............     --      10.53     10.47      1.40%       2.20%        4     4.99%       4.39%       0.68%
      Inception May 1, 2005 ........     --      10.03     10.03       N/A         N/A        --      N/A         N/A         N/A
   Banking Fund
      December 31, 2008 ............     66       5.08      4.89      1.40%       2.20%      337   -42.01%     -42.47%       0.11%
      December 31, 2007 ............     12       8.76      8.50      1.40%       2.20%      106   -28.08%     -28.69%       4.53%
      December 31, 2006 ............     17      12.18     11.92      1.40%       2.20%      211     9.73%       8.86%       2.72%
      December 31, 2005 ............      6      11.10     10.95      1.40%       2.20%       69    -4.15%      -4.87%       0.90%
      December 31, 2004 ............     10      11.58     11.51      1.40%       2.20%      121    14.65%      14.07%       1.19%
      Inception May 1, 2004 ........     --      10.10     10.09       N/A         N/A        --      N/A         N/A         N/A
   Basic Materials Fund
      December 31, 2008 ............    114      10.88     10.48      1.40%       2.20%    1,243   -46.17%     -46.61%       0.64%
      December 31, 2007 ............    146      20.21     19.63      1.40%       2.20%    2,944    32.09%      31.04%       0.14%
      December 31, 2006 ............    126      15.30     14.98      1.40%       2.20%    1,936    20.57%      19.65%       1.74%
      December 31, 2005 ............     74      12.69     12.52      1.40%       2.20%      942     2.59%       1.79%       0.65%
      December 31, 2004 ............      9      12.37     12.30      1.40%       2.20%      112    24.07%      23.37%       0.12%
      Inception May 1, 2004 ........     --       9.97      9.97       N/A         N/A        --      N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH           STANDARD    STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT   ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------  ASSETS  ---------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO     (000S)      TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Biotechnology Fund
      December 31, 2008 ............     17   $   8.62   $  8.30      1.40%      2.20%    $  144   -13.02%     -13.72%       0.00%
      December 31, 2007 ............      5       9.91      9.62      1.40%      2.20%        46     3.01%       2.12%       0.00%
      December 31, 2006 ............      8       9.62      9.42      1.40%      2.20%        77    -4.66%      -5.42%       0.00%
      December 31, 2005 ............     41      10.09      9.96      1.40%      2.20%       410     9.08%       8.26%       0.00%
      December 31, 2004 ............     --       9.25      9.20      1.40%      2.20%         3    -5.61%      -6.03%       0.00%
      Inception May 1, 2004 ........     --       9.80      9.79       N/A        N/A         --      N/A         N/A         N/A
   Consumer Products Fund
      December 31, 2008 ............     22       9.79      9.43      1.40%      2.20%       221   -24.46%     -25.04%       0.27%
      December 31, 2007 ............     10      12.96     12.58      1.40%      2.20%       125     9.55%       8.64%       1.78%
      December 31, 2006 ............     18      11.83     11.58      1.40%      2.20%       210    15.75%      14.88%       0.94%
      December 31, 2005 ............     17      10.22     10.08      1.40%      2.20%       175    -1.73%      -2.61%       0.60%
      December 31, 2004 ............      8      10.40     10.35      1.40%      2.20%        88     2.97%       2.48%       0.03%
      Inception May 1, 2004 ........     --      10.10     10.10       N/A        N/A         --      N/A         N/A         N/A
   Dow 2X Strategy Fund
      December 31, 2008 ............     27       5.43      5.24      1.40%      2.20%       146   -62.21%     -62.52%       0.78%
      December 31, 2007 ............     44      14.37     13.98      1.40%      2.20%       633     6.60%       5.75%       1.07%
      December 31, 2006 ............     36      13.48     13.22      1.40%      2.20%       480    28.75%      27.73%       1.24%
      December 31, 2005 ............      1      10.47     10.35      1.40%      2.20%        14    -5.16%      -5.91%       0.82%
      December 31, 2004 ............      1      11.04     11.00      1.40%      2.20%         7    11.29%      10.89%       2.21%
      Inception July 15, 2004 ......     --       9.92      9.92       N/A        N/A         --      N/A         N/A         N/A
   Electronics Fund
      December 31, 2008 ............     --       4.45      4.29      1.40%      2.20%         1   -50.83%     -51.19%       0.00%
      December 31, 2007 ............      5       9.05      8.79      1.40%      2.20%        47    -3.93%      -4.66%       0.00%
      December 31, 2006 ............      2       9.42      9.22      1.40%      2.20%        21     1.07%       0.22%       0.00%
      December 31, 2005 ............     11       9.32      9.20      1.40%      2.20%       105     2.42%       1.66%       0.00%
      December 31, 2004 ............     --       9.10      9.05      1.40%      2.20%         1    -6.57%      -7.08%       0.00%
      Inception May 1, 2004 ........     --       9.74      9.74       N/A        N/A         --      N/A         N/A         N/A
   Energy Fund
      December 31, 2008 ............     65      12.75     12.28      1.40%      2.20%       826   -46.79%     -47.21%       0.00%
      December 31, 2007 ............     91      23.96     23.26      1.40%      2.20%     2,176    31.36%      30.31%       0.00%
      December 31, 2006 ............     89      18.24     17.85      1.40%      2.20%     1,627    10.41%       9.44%       0.00%
      December 31, 2005 ............    169      16.52     16.31      1.40%      2.20%     2,799    36.53%      35.58%       0.02%
      December 31, 2004 ............     74      12.10     12.03      1.40%      2.20%       895    18.40%      17.71%       0.01%
      Inception May 1, 2004 ........     --      10.22     10.22       N/A        N/A         --      N/A         N/A         N/A
   Energy Services Fund
      December 31, 2008 ............    106      10.93     10.53      1.40%      2.20%     1,160   -58.20%     -58.53%       0.00%
      December 31, 2007 ............    154      26.15     25.39      1.40%      2.20%     4,038    35.21%      34.13%       0.00%
      December 31, 2006 ............    105      19.34     18.93      1.40%      2.20%     2,031     9.45%       8.54%       0.00%
      December 31, 2005 ............    222      17.67     17.44      1.40%      2.20%     3,932    46.15%      45.09%       0.00%
      December 31, 2004 ............     57      12.09     12.02      1.40%      2.20%       693    -0.79%      18.19%       0.00%
      Inception May 1, 2004 ........     --      10.17     10.17       N/A        N/A         --      N/A         N/A         N/A
   Europe 1.25X Strategy Fund
      December 31, 2008 ............     30       8.00      7.71      1.40%      2.20%       241   -55.51%     -55.84%       0.60%
      December 31, 2007 ............     57      17.98     17.46      1.40%      2.20%     1,033    11.54%      10.65%       2.41%
      December 31, 2006 ............     67      16.12     15.78      1.40%      2.20%     1,075    27.63%      26.65%       3.19%
      December 31, 2005 ............     19      12.63     12.46      1.40%      2.20%       241     4.90%       4.09%       0.23%
      December 31, 2004 ............     67      12.04     11.97      1.40%      2.20%       807    19.09%      18.40%      62.24%
      Inception May 1, 2004 ........     --      10.11     10.11       N/A        N/A         --      N/A         N/A         N/A
   Financial Services Fund
      December 31, 2008 ............     12       5.52      5.32      1.40%      2.20%        69   -48.79%     -49.14%       0.00%
      December 31, 2007 ............      3      10.78     10.46      1.40%      2.20%        35   -19.91%     -20.64%       0.78%
      December 31, 2006 ............     31      13.46     13.18      1.40%      2.20%       423    15.14%      14.21%       2.28%
      December 31, 2005 ............     16      11.69     11.54      1.40%      2.20%       184     1.92%       1.14%       0.98%
      December 31, 2004 ............      2      11.47     11.41      1.40%      2.20%        28    14.13%      13.53%       1.02%
      Inception May 1, 2004 ........     --      10.05     10.05       N/A        N/A         --      N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH           STANDARD    STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT   ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------  ASSETS  ---------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO     (000S)      TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Government Long Bond 1.2X Strategy Fund
      December 31, 2008 ............     94   $  16.21   $ 16.41      1.40%      2.20%    $1,531    42.82%      41.71%       2.63%
      December 31, 2007 ............    113      11.35     11.58      1.40%      2.20%     1,281     8.20%       7.42%       3.51%
      December 31, 2006 ............     58      10.49     10.78      1.40%      2.20%       607    -4.46%      -5.27%       3.68%
      December 31, 2005 ............     43      10.98     11.38      1.40%      2.20%       474     6.19%       5.37%       3.32%
      December 31, 2004 ............     27      10.34     10.80      1.40%      2.20%       278     6.95%       6.06%       3.33%
   Health Care Fund
      December 31, 2008 ............     23       8.81      8.49      1.40%      2.20%       200   -25.90%     -26.49%       0.00%
      December 31, 2007 ............     60      11.89     11.55      1.40%      2.20%       715     4.48%       3.68%       0.00%
      December 31, 2006 ............     72      11.38     11.14      1.40%      2.20%       819     3.74%       2.86%       0.00%
      December 31, 2005 ............     86      10.97     10.83      1.40%      2.20%       943     9.05%       8.30%       0.00%
      December 31, 2004 ............     21      10.06     10.00      1.40%      2.20%       209    -0.10%      -0.60%       0.00%
      Inception May 1, 2004 ........     --      10.07     10.06       N/A        N/A         --      N/A         N/A         N/A
   Internet Fund
      December 31, 2008 ............      3       6.96      6.71      1.40%      2.20%        21   -45.67%     -46.06%       0.00%
      December 31, 2007 ............     12      12.81     12.44      1.40%      2.20%       156     8.84%       7.99%       0.00%
      December 31, 2006 ............      3      11.77     11.52      1.40%      2.20%        40     8.18%       7.26%       0.00%
      December 31, 2005 ............     12      10.88     10.74      1.40%      2.20%       128    -2.77%      -3.50%       0.00%
      December 31, 2004 ............     --      11.19     11.13      1.40%      2.20%         3    14.30%      13.69%       0.00%
      Inception May 1, 2004 ........     --       9.79      9.79       N/A        N/A         --      N/A         N/A         N/A
   Inverse Dow 2X Strategy Fund
      December 31, 2008 ............     35       9.58      9.25      1.40%      2.20%       333    58.61%      57.31%       0.74%
      December 31, 2007 ............      3       6.04      5.88      1.40%      2.20%        17   -10.25%     -10.91%       0.83%
      December 31, 2006 ............     40       6.73      6.60      1.40%      2.20%       272   -22.91%     -23.52%       2.45%
      December 31, 2005 ............      2       8.73      8.63      1.40%      2.20%        16     0.23%      -0.58%       1.23%
      December 31, 2004 ............     --       8.71      8.68      1.40%      2.20%        --   -13.59%     -13.89%       0.00%
      Inception July 15, 2004 ......     --      10.08     10.08       N/A        N/A         --      N/A         N/A         N/A
   Inverse Government Long Bond Strategy Fund
      December 31, 2008 ............      5       5.59      5.34      1.40%      2.20%        30   -31.24%     -31.71%       0.03%
      December 31, 2007 ............      8       8.13      7.82      1.40%      2.20%        62    -5.79%      -6.57%       5.46%
      December 31, 2006 ............     12       8.63      8.37      1.40%      2.20%       104     6.54%       5.82%       0.20%
      December 31, 2005 ............    100       8.10      7.91      1.40%      2.20%       806    -6.47%      -7.38%       0.00%
      December 31, 2004 ............    163       8.66      8.54      1.40%      2.20%     1,411   -11.95%     -12.57%       0.00%
   Inverse Mid-Cap Strategy Fund
      December 31, 2008 ............      6       9.62      9.28      1.40%      2.20%        62    32.51%      31.44%       1.66%
      December 31, 2007 ............     --       7.26      7.06      1.40%      2.20%         2    -3.33%      -4.08%       1.68%
      December 31, 2006 ............      5       7.51      7.36      1.40%      2.20%        39    -5.18%      -6.00%       2.28%
      December 31, 2005 ............     --       7.92      7.83      1.40%      2.20%        --    -9.38%     -10.10%       0.00%
      December 31, 2004 ............     --       8.74      8.71      1.40%      2.20%        --   -12.07%     -12.37%       0.00%
      Inception July 15, 2004 ......     --       9.94      9.94       N/A        N/A         --      N/A         N/A         N/A
   Inverse NASDAQ-100(R) Strategy Fund
      December 31, 2008 ............     16      10.70     10.31      1.40%      2.20%       175    45.98%      44.80%       0.23%
      December 31, 2007 ............      4       7.33      7.12      1.40%      2.20%        30   -12.53%     -13.28%      10.42%
      December 31, 2006 ............     87       8.38      8.21      1.40%      2.20%       727    -2.78%      -3.53%       6.34%
      December 31, 2005 ............     12       8.62      8.51      1.40%      2.20%       105    -0.12%      -0.93%       0.00%
      December 31, 2004 ............      1       8.63      8.59      1.40%      2.20%        10   -14.64%     -15.03%       0.00%
      Inception May 1, 2004 ........     --      10.11     10.11       N/A        N/A         --      N/A         N/A         N/A
   Inverse Russell 2000 Strategy Fund
      December 31, 2008 ............      9       8.97      8.66      1.40%      2.20%        79    23.05%      21.97%       0.34%
      December 31, 2007 ............    167       7.29      7.10      1.40%      2.20%     1,220     3.85%       3.05%      12.34%
      December 31, 2006 ............     87       7.02      6.89      1.40%      2.20%       613   -13.23%     -13.77%       5.17%
      December 31, 2005 ............     75       8.09      7.99      1.40%      2.20%       604    -4.37%      -5.22%       9.11%
      December 31, 2004 ............     --       8.46      8.43      1.40%      2.20%        --   -15.06%     -15.36%       0.00%
      Inception July 15, 2004 ......     --       9.96      9.96       N/A        N/A         --      N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH           STANDARD    STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT   ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------  ASSETS  ---------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO     (000S)      TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Inverse S&P 500 Strategy Fund
      December 31, 2008 ............     23   $   8.65   $  9.97      1.40%      2.20%    $  202    37.30%      36.20%       1.21%
      December 31, 2007 ............     --       6.30      7.32      1.40%      2.20%        --    -0.63%      -1.35%       0.00%
      December 31, 2006 ............      2       6.34      7.42      1.40%      2.20%        15    -8.78%      -9.51%       3.02%
      December 31, 2005 ............      4       6.95      8.20      1.40%      2.20%        26    -2.11%      -2.96%       0.00%
      December 31, 2004 ............      3       7.10      8.45      1.40%      2.20%        24   -11.46%     -12.14%       0.00%
   Japan 1.25X Strategy Fund
      December 31, 2008 ............     22       7.34      7.07      1.40%      2.20%       159   -33.93%     -34.48%       0.56%
      December 31, 2007 ............      9      11.11     10.79      1.40%      2.20%       100   -12.52%     -13.19%       2.79%
      December 31, 2006 ............     38      12.70     12.43      1.40%      2.20%       480     3.67%       2.90%       2.20%
      December 31, 2005 ............     71      12.25     12.08      1.40%      2.20%       864    18.70%      17.74%       0.00%
      December 31, 2004 ............      4      10.32     10.26      1.40%      2.20%        45     6.28%       5.88%       0.00%
      Inception May 1, 2004 ........     --       9.87      9.87       N/A        N/A         --      N/A         N/A         N/A
   Large-Cap Growth Fund
      December 31, 2008 ............    101       6.72      6.48      1.40%      2.20%       682   -40.64%     -41.14%       0.00%
      December 31, 2007 ............     40      11.32     11.01      1.40%      2.20%       455     3.47%       2.61%       0.00%
      December 31, 2006 ............     25      10.94     10.73      1.40%      2.20%       269     3.89%       3.07%       0.00%
      December 31, 2005 ............     14      10.53     10.41      1.40%      2.20%       150     0.38%      -0.38%       0.24%
      December 31, 2004 ............     11      10.49     10.45      1.40%      2.20%       116     3.61%       3.01%       0.94%
      Inception July 15, 2004 ......     --       9.96      9.96       N/A        N/A         --      N/A         N/A         N/A
   Large-Cap Value Fund
      December 31, 2008 ............     34       6.29      6.07      1.40%      2.20%       215   -49.36%     -49.79%       1.53%
      December 31, 2007 ............     34      12.42     12.09      1.40%      2.20%       423    -6.69%      -7.43%       0.99%
      December 31, 2006 ............    118      13.31     13.06      1.40%      2.20%     1,570    16.04%      15.17%       0.64%
      December 31, 2005 ............     22      11.47     11.34      1.40%      2.20%       250     2.69%       1.89%       0.69%
      December 31, 2004 ............      9      11.17     11.13      1.40%      2.20%       104    12.15%      11.75%       0.53%
      Inception July 15, 2004 ......     --       9.96      9.96       N/A        N/A         --      N/A         N/A         N/A
   Leisure Fund
      December 31, 2008 ............     11       6.34      6.11      1.40%      2.20%        70   -49.80%     -50.16%       0.00%
      December 31, 2007 ............     23      12.63     12.26      1.40%      2.20%       294    -3.88%      -4.74%       0.00%
      December 31, 2006 ............     69      13.14     12.87      1.40%      2.20%       904    21.78%      20.85%       0.00%
      December 31, 2005 ............     90      10.79     10.65      1.40%      2.20%       969    -6.26%      -6.91%       0.00%
      December 31, 2004 ............     28      11.51     11.44      1.40%      2.20%       317    14.87%      14.17%       0.00%
      Inception May 1, 2004 ........     --      10.02     10.02       N/A        N/A         --      N/A         N/A         N/A
   Mid Cap 1.5X Strategy Fund
      December 31, 2008 ............     15       9.95      6.58      1.40%      2.20%       145   -55.48%     -55.81%       0.00%
      December 31, 2007 ............     22      22.35     14.89      1.40%      2.20%       489     2.15%       1.29%       1.27%
      December 31, 2006 ............     29      21.88     14.70      1.40%      2.20%       642     8.91%       8.09%       0.27%
      December 31, 2005 ............     36      20.09     13.60      1.40%      2.20%       714    12.49%      11.57%       0.00%
      December 31, 2004 ............     29      17.86     12.19      1.40%      2.20%       525    20.47%      19.50%       0.00%
   Mid-Cap Growth Fund
      December 31, 2008 ............      8       8.32      8.03      1.40%      2.20%        64   -37.07%     -37.56%       0.00%
      December 31, 2007 ............      5      13.22     12.86      1.40%      2.20%        70     6.96%       6.02%       0.00%
      December 31, 2006 ............      6      12.36     12.13      1.40%      2.20%        70     1.64%       0.92%       0.00%
      December 31, 2005 ............     60      12.16     12.02      1.40%      2.20%       724     9.95%       9.07%       0.00%
      December 31, 2004 ............      1      11.06     11.02      1.40%      2.20%         7     9.94%       9.54%       0.00%
      Inception July 15, 2004 ......     --      10.06     10.06       N/A        N/A         --      N/A         N/A         N/A
   Mid-Cap Value Fund
      December 31, 2008 ............     30       7.28      7.03      1.40%      2.20%       219   -44.43%     -44.82%       0.00%
      December 31, 2007 ............     45      13.10     12.74      1.40%      2.20%       594    -6.16%      -6.94%       0.94%
      December 31, 2006 ............    137      13.96     13.69      1.40%      2.20%     1,912    15.47%      14.56%       1.04%
      December 31, 2005 ............     29      12.09     11.95      1.40%      2.20%       347     6.80%       5.94%       1.96%
      December 31, 2004 ............     --      11.32     11.28      1.40%      2.20%         1    12.75%      12.35%       0.00%
      Inception July 15, 2004 ......     --      10.04     10.04       N/A        N/A         --      N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH           STANDARD    STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT   ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------  ASSETS  ---------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO     (000S)      TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   NASDAQ-100(R) 2X Strategy Fund
      December 31, 2008 ............     21   $   4.09   $  3.94      1.40%      2.20%    $   86   -72.99%     -73.20%       0.08%
      December 31, 2007 ............     55      15.14     14.70      1.40%      2.20%       834    26.38%      25.43%       0.28%
      December 31, 2006 ............     36      11.98     11.72      1.40%      2.20%       429     3.45%       2.54%       0.08%
      December 31, 2005 ............     50      11.58     11.43      1.40%      2.20%       577    -4.38%      -5.15%       0.00%
      December 31, 2004 ............     34      12.11     12.05      1.40%      2.20%       416    23.95%      23.34%       0.09%
      Inception May 1, 2004 ........     --       9.77      9.77       N/A        N/A         --      N/A         N/A         N/A
   NASDAQ-100(R) Fund
      December 31, 2008 ............    103       9.74      7.32      1.40%      2.20%       999   -42.74%     -43.17%       0.15%
      December 31, 2007 ............    147      17.01     12.88      1.40%      2.20%     2,507    16.19%      15.21%       0.07%
      December 31, 2006 ............    162      14.64     11.18      1.40%      2.20%     2,367     4.27%       3.52%       0.00%
      December 31, 2005 ............    210      14.04     10.80      1.40%      2.20%     2,954    -0.28%      -1.10%       0.00%
      December 31, 2004 ............    392      14.08     10.92      1.40%      2.20%     5,522     7.83%       6.97%       0.00%
   Nova Fund
      December 31, 2008 ............     76       6.05      6.17      1.40%      2.20%       458   -55.12%     -55.45%       0.33%
      December 31, 2007 ............    115      13.48     13.85      1.40%      2.20%     1,546    -0.30%      -1.07%       1.41%
      December 31, 2006 ............    136      13.52     14.00      1.40%      2.20%     1,842    17.57%      16.67%       1.30%
      December 31, 2005 ............    163      11.50     12.00      1.40%      2.20%     1,878     2.59%       1.69%       0.42%
      December 31, 2004 ............    223      11.21     11.80      1.40%      2.20%     2,500    12.98%      12.13%       0.04%
   Precious Metals Fund
      December 31, 2008 ............     74      11.68     11.25      1.40%      2.20%       866   -39.42%     -39.90%       0.00%
      December 31, 2007 ............     47      19.28     18.72      1.40%      2.20%       915    17.92%      16.93%       0.00%
      December 31, 2006 ............     72      16.35     16.01      1.40%      2.20%     1,173    19.69%      18.77%       0.00%
      December 31, 2005 ............     80      13.66     13.48      1.40%      2.20%     1,091    19.20%      18.25%       0.00%
      December 31, 2004 ............      6      11.46     11.40      1.40%      2.20%        66    14.60%      14.00%       0.00%
      Inception May 1, 2004 ........     --      10.00     10.00       N/A        N/A         --      N/A         N/A         N/A
   Real Estate Fund
      December 31, 2008 ............     17       8.36      8.05      1.40%      2.20%       138   -42.46%     -42.95%       0.77%
      December 31, 2007 ............     11      14.53     14.11      1.40%      2.20%       164   -20.21%     -20.86%       1.21%
      December 31, 2006 ............     30      18.21     17.83      1.40%      2.20%       545    28.87%      27.91%       2.37%
      December 31, 2005 ............     23      14.13     13.94      1.40%      2.20%       331     5.68%       4.81%       1.12%
      December 31, 2004 ............     21      13.37     13.30      1.40%      2.20%       283    32.51%      31.81%       0.85%
      Inception May 1, 2004 ........     --      10.09     10.09       N/A        N/A         --      N/A         N/A         N/A
   Retailing Fund
      December 31, 2008 ............      1       6.86      6.61      1.40%      2.20%         7   -33.91%     -34.42%       0.00%
      December 31, 2007 ............      2      10.38     10.08      1.40%      2.20%        23   -13.79%     -14.50%       0.00%
      December 31, 2006 ............      3      12.04     11.79      1.40%      2.20%        32     8.57%       7.67%       0.00%
      December 31, 2005 ............      5      11.09     10.95      1.40%      2.20%        55     4.03%       3.20%       0.00%
      December 31, 2004 ............     --      10.66     10.61      1.40%      2.20%         3     6.71%       6.21%       0.00%
      Inception May 1, 2004 ........     --       9.99      9.99       N/A        N/A         --      N/A         N/A         N/A
   Russell 2000 1.5X Strategy Fund
      December 31, 2008 ............     12      10.52      6.60      1.40%      2.20%       124   -52.03%     -52.45%       0.19%
      December 31, 2007 ............     16      21.93     13.88      1.40%      2.20%       353    -8.05%      -8.80%       1.52%
      December 31, 2006 ............     34      23.85     15.22      1.40%      2.20%       812    19.19%      18.26%       0.27%
      December 31, 2005 ............     24      20.01     12.87      1.40%      2.20%       487     2.46%       1.66%       2.75%
      December 31, 2004 ............     70      19.53     12.66      1.40%      2.20%     1,301    23.46%      22.45%       0.00%
   S&P 500 2X Strategy Fund
      December 31, 2008 ............     22       4.50      4.34      1.40%      2.20%        98   -68.44%     -68.66%       0.00%
      December 31, 2007 ............     33      14.26     13.85      1.40%      2.20%       472    -0.77%      -1.56%       1.01%
      December 31, 2006 ............     31      14.37     14.07      1.40%      2.20%       445    21.99%      20.98%       1.91%
      December 31, 2005 ............     26      11.78     11.63      1.40%      2.20%       307     1.90%       1.13%       0.11%
      December 31, 2004 ............     35      11.56     11.50      1.40%      2.20%       408    15.02%      14.43%       0.00%
      Inception May 1, 2004 ........     --      10.05     10.05       N/A        N/A         --      N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH           STANDARD    STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT   ALL RIDERS   INVESTMENT
                                       UNITS  --------------------  --------------------  ASSETS  ---------------------     INCOME
FUND DESCRIPTION                      (000S)        UNIT VALUE          EXPENSE RATIO     (000S)      TOTAL RETURN           RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Sector Rotation Fund
      December 31, 2008 ............     19   $  11.89   $  9.32      1.40%      2.20%    $  230   -41.54%     -42.00%       0.00%
      December 31, 2007 ............     30      20.34     16.07      1.40%      2.20%       610    21.00%      20.01%       0.00%
      December 31, 2006 ............     17      16.81     13.39      1.40%      2.20%       288     9.87%       9.04%       0.00%
      December 31, 2005 ............     33      15.30     12.28      1.40%      2.20%       512    12.17%      11.23%       0.00%
      December 31, 2004 ............     33      13.64     11.04      1.40%      2.20%       444     9.14%       8.28%       0.00%
   Small-Cap Growth Fund
      December 31, 2008 ............      8       8.18      7.90      1.40%      2.20%        67   -35.23%     -35.72%       0.00%
      December 31, 2007 ............     36      12.63     12.29      1.40%      2.20%       457    -1.56%      -2.31%       0.00%
      December 31, 2006 ............     48      12.83     12.58      1.40%      2.20%       613     6.30%       5.36%       0.00%
      December 31, 2005 ............     13      12.07     11.94      1.40%      2.20%       162     4.68%       3.92%       0.00%
      December 31, 2004 ............      1      11.53     11.49      1.40%      2.20%        15    14.61%      14.21%       0.00%
      Inception July 15, 2004 ......     --      10.06     10.06       N/A        N/A         --      N/A         N/A         N/A
   Small-Cap Value Fund
      December 31, 2008 ............     23       6.04      5.83      1.40%      2.20%       137   -44.33%     -44.74%       0.49%
      December 31, 2007 ............     20      10.85     10.55      1.40%      2.20%       219   -21.43%     -22.14%       0.17%
      December 31, 2006 ............     52      13.81     13.55      1.40%      2.20%       720    17.53%      16.61%       1.11%
      December 31, 2005 ............      3      11.75     11.62      1.40%      2.20%        31     2.17%       1.40%       0.00%
      December 31, 2004 ............      5      11.50     11.46      1.40%      2.20%        52    14.54%      14.14%       0.18%
      Inception July 15, 2004 ......     --      10.04     10.04       N/A        N/A         --      N/A         N/A         N/A
   Technology Fund
      December 31, 2008 ............      9       6.51      6.27      1.40%      2.20%        59   -46.15%     -46.59%       0.00%
      December 31, 2007 ............     20      12.09     11.74      1.40%      2.20%       244     8.82%       8.00%       0.00%
      December 31, 2006 ............     12      11.11     10.87      1.40%      2.20%       137     4.42%       3.52%       0.00%
      December 31, 2005 ............      8      10.64     10.50      1.40%      2.20%        83     1.72%       0.86%       0.00%
      December 31, 2004 ............      2      10.46     10.41      1.40%      2.20%        19     6.30%       5.79%       0.00%
      Inception May 1, 2004 ........     --       9.84      9.84       N/A        N/A         --      N/A         N/A         N/A
   Telecommunications Fund
      December 31, 2008 ............     12       7.39      7.12      1.40%      2.20%        88   -46.10%     -46.55%       0.06%
      December 31, 2007 ............     60      13.71     13.32      1.40%      2.20%       827     7.70%       6.90%       0.16%
      December 31, 2006 ............     60      12.73     12.46      1.40%      2.20%       763    17.87%      16.89%       3.69%
      December 31, 2005 ............     11      10.80     10.66      1.40%      2.20%       122    -0.28%      -1.02%       0.00%
      December 31, 2004 ............      2      10.83     10.77      1.40%      2.20%        18     9.50%       8.90%       0.00%
      Inception May 1, 2004 ........     --       9.89      9.89       N/A        N/A         --      N/A         N/A         N/A
   Transportation Fund
      December 31, 2008 ............     14       9.44      9.09      1.40%      2.20%       130   -26.25%     -26.87%       0.00%
      December 31, 2007 ............     21      12.80     12.43      1.40%      2.20%       272   -10.05%     -10.77%       0.00%
      December 31, 2006 ............     60      14.23     13.93      1.40%      2.20%       859     5.88%       5.05%       0.00%
      December 31, 2005 ............     27      13.44     13.26      1.40%      2.20%       356     7.01%       6.16%       0.00%
      December 31, 2004 ............     31      12.56     12.49      1.40%      2.20%       391    25.35%      24.65%       0.00%
      Inception May 1, 2004 ........     --      10.02     10.02       N/A        N/A         --      N/A         N/A         N/A
   U.S. Government Money Market Fund
      December 31, 2008 ............    312      10.20      9.98      1.40%      2.20%     3,185    -0.29%      -0.99%       1.14%
      December 31, 2007 ............    376      10.23     10.08      1.40%      2.20%     3,841     2.40%       1.61%       3.84%
      December 31, 2006 ............    578       9.99      9.92      1.40%      2.20%     5,769     2.46%       1.54%       3.73%
      December 31, 2005 ............    415       9.75      9.77      1.40%      2.20%     4,048     0.52%     -0.20%        1.93%
      December 31, 2004 ............    499       9.70      9.79      1.40%      2.20%     4,841    -1.12%      -1.94%       0.26%
   Utilities Fund
      December 31, 2008 ............     37      11.59     11.16      1.40%      2.20%       428   -30.56%     -31.11%       0.29%
      December 31, 2007 ............     53      16.69     16.20      1.40%      2.20%       892    11.34%      10.35%       1.48%
      December 31, 2006 ............     78      14.99     14.68      1.40%      2.20%     1,174    19.25%      18.39%       2.33%
      December 31, 2005 ............    141      12.57     12.40      1.40%      2.20%     1,773     9.02%       8.11%       0.55%
      December 31, 2004 ............    196      11.53     11.47      1.40%      2.20%     2,260    14.61%      14.02%       2.11%
      Inception May 1, 2004 ........     --      10.06     10.06       N/A        N/A         --      N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH           STANDARD    STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT   ALL RIDERS   INVESTMENT
                                       UNITS  --------------------  --------------------  ASSETS  ---------------------     INCOME
FUND DESCRIPTION                      (000S)        UNIT VALUE          EXPENSE RATIO     (000S)      TOTAL RETURN           RATIO
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
      December 31, 2008 ............    211   $   5.09   $  9.69      1.40%      2.20%    $1,072   -37.32%     -37.80%       0.00%
      December 31, 2007 ............    272       8.12     15.58      1.40%      2.20%     2,210    13.57%      12.65%       0.00%
      December 31, 2006 ............    371       7.15     13.83      1.40%      2.20%     2,651    20.37%      19.33%       0.00%
      December 31, 2005 ............    411       5.94     11.59      1.40%      2.20%     2,453     5.88%       5.17%       0.00%
      December 31, 2004 ............    486       5.61     11.02      1.40%      2.20%     2,751     9.39%       8.46%       0.00%
   Global Technology Portfolio
      December 31, 2008 ............    117       3.94      8.14      1.40%      2.20%       467   -41.19%     -41.69%       0.00%
      December 31, 2007 ............    184       6.70     13.96      1.40%      2.20%     1,263    13.75%      12.76%       0.00%
      December 31, 2006 ............    201       5.89     12.38      1.40%      2.20%     1,181    15.94%      15.16%       0.00%
      December 31, 2005 ............    216       5.08     10.75      1.40%      2.20%     1,099     6.50%       5.60%       0.00%
      December 31, 2004 ............    263       4.77     10.18      1.40%      2.20%     1,256     2.40%       1.54%       0.00%
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
      December 31, 2008 ............    102      10.94      7.83      1.40%      2.20%     1,118   -44.41%     -44.90%       0.73%
      December 31, 2007 ............    204      19.68     14.21      1.40%      2.20%     4,021    -6.15%      -6.88%       2.13%
      December 31, 2006 ............    221      20.97     15.26      1.40%      2.20%     4,642    14.15%      13.29%       1.25%
      December 31, 2005 ............    196      18.37     13.47      1.40%      2.20%     3,594    13.05%      12.16%       1.33%
      December 31, 2004 ............    183      16.25     12.01      1.40%      2.20%     2,961    18.23%      17.25%       0.57%
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return Fund
      December 31, 2008 ............     53       9.08      8.74      1.40%      2.20%       477   -14.34%     -15.06%       0.11%
      December 31, 2007 ............     89      10.60     10.29      1.40%      2.20%       944     2.61%       1.78%       0.62%
      December 31, 2006 ............     81      10.33     10.11      1.40%      2.20%       835     7.16%       6.31%       0.00%
      December 31, 2005 ............     18       9.64      9.51      1.40%      2.20%       169    -1.23%      -1.96%       0.00%
      December 31, 2004 ............     10       9.76      9.70      1.40%      2.20%        97    -1.67%      -2.45%       0.00%
   Bond Fund
      December 31, 2008 ............    152      15.71     11.82      1.40%      2.20%     2,389     2.15%       1.37%      10.25%
      December 31, 2007 ............    272      15.38     11.66      1.40%      2.20%     4,171     8.23%       7.27%       4.68%
      December 31, 2006 ............    180      14.21     10.87      1.40%      2.20%     2,549     4.95%       4.22%       9.04%
      December 31, 2005 ............    240      13.54     10.43      1.40%      2.20%     3,247    -4.38%      -5.18%       7.20%
      December 31, 2004 ............    252      14.16     11.00      1.40%      2.20%     3,568     7.66%       6.78%       9.09%
   Emerging Markets Fund
      December 31, 2008 ............    269      11.26     10.63      1.40%      2.20%     3,023   -65.26%     -65.57%       0.00%
      December 31, 2007 ............    317      32.41     30.87      1.40%      2.20%    10,283    35.66%      34.63%       0.50%
      December 31, 2006 ............    472      23.89     22.93      1.40%      2.20%    11,269    37.54%      36.49%       0.60%
      December 31, 2005 ............    531      17.37     16.80      1.40%      2.20%     9,217    30.21%      29.13%       0.81%
      December 31, 2004 ............    638      13.34     13.01      1.40%      2.20%     8,516    24.13%      23.12%       0.54%
   Hard Assets Fund
      December 31, 2008 ............     95      19.14     17.30      1.40%      2.20%     1,813   -46.88%     -47.30%       0.33%
      December 31, 2007 ............    152      36.03     32.83      1.40%      2.20%     5,452    43.32%      42.18%       0.10%
      December 31, 2006 ............    126      25.14     23.09      1.40%      2.20%     3,155    22.81%      21.78%       0.08%
      December 31, 2005 ............    188      20.47     18.96      1.40%      2.20%     3,848    49.53%      48.36%       0.28%
      December 31, 2004 ............    150      13.69     12.78      1.40%      2.20%     2,055    22.26%      22.15%       0.42%
   Real Estate Fund
      December 31, 2008 ............     79      11.55      9.04      1.40%      2.20%       909   -55.75%     -56.10%       6.01%
      December 31, 2007 ............    110      26.10     20.59      1.40%      2.20%     2,876    -0.53%      -1.29%       0.97%
      December 31, 2006 ............    103      26.24     20.86      1.40%      2.20%     2,710    29.13%      28.05%       1.41%
      December 31, 2005 ............    118      20.32     16.29      1.40%      2.20%     2,395    19.32%      18.39%       2.85%
      December 31, 2004 ............    209      17.03     13.76      1.40%      2.20%     3,551    34.31%      33.24%       1.42%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                              STANDARD   STD WITH   STANDARD   STD WITH            STANDARD    STD WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET     CONTRACT   ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------  ASSETS   ---------------------    INCOME
FUND DESCRIPTION                      (000S)        UNIT VALUE          EXPENSE RATIO     (000S)      TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery Fund
      December 31, 2008 ............    378   $   8.50   $  8.25      1.40%      2.20%    $ 3,212  -45.09%     -45.54%       0.00%
      December 31, 2007 ............    499      15.48     15.15      1.40%      2.20%      7,720   20.56%      19.67%       0.00%
      December 31, 2006 ............    600      12.84     12.66      1.40%      2.20%      7,697   13.03%      12.13%       0.00%
      December 31, 2005 ............    720      11.36     11.29      1.40%      2.20%      8,179   14.75%      14.04%       0.00%
      Inception April 8, 2005 ......     --       9.90      9.90       N/A        N/A         N/A     N/A         N/A         N/A
   Opportunity Fund
      December 31, 2008 ............    243      12.01      8.42      1.40%      2.20%      2,918  -40.95%     -41.36%       1.88%
      December 31, 2007 ............    316      20.34     14.36      1.40%      2.20%      6,433    5.17%       4.28%       0.59%
      December 31, 2006 ............    461      19.34     13.77      1.40%      2.20%      8,908   10.64%       9.81%       0.00%
      December 31, 2005 ............    579      17.48     12.54      1.40%      2.20%     10,122    6.39%       5.56%       0.00%
      December 31, 2004 ............    727      16.43     11.88      1.40%      2.20%     11,944   16.59%      15.59%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

================================================================================

(7)   UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2008 was as follows:

                                                                                NUMBER                                     NUMBER
                                                                               OF UNITS                                   OF UNITS
                                                                              BEGINNING       UNITS          UNITS           END
FUND DESCRIPTION                                                    NOTES*     OF YEAR      PURCHASED       REDEEMED      OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ..................................................               30,377.8       4,126.1      (13,353.3)     21,150.6
   Core Equity ..................................................              170,494.5      67,231.6      (83,019.2)    154,706.9
   Financial Services ...........................................               31,308.9      54,580.7      (32,931.7)     52,957.9
   Global Health Care ...........................................               54,031.8     162,062.4      (56,382.9)    159,711.3
   Global Real Estate ...........................................              114,712.5       5,793.6      (40,650.1)     79,856.0
   High Yield ...................................................              266,013.8      98,207.9     (172,287.0)    191,934.7
   Mid Cap Core Equity ..........................................               25,952.1      39,781.5      (37,090.9)     28,642.7
   Technology ...................................................               42,991.5      15,688.9      (33,754.1)     24,926.3
THE ALGER AMERICAN FUND:
   Capital Appreciation .........................................      a       644,914.7      81,646.4     (261,060.6)    465,500.5
   LargeCap Growth ..............................................      b       702,079.0      41,422.6     (223,881.6)    519,620.0
   MidCap Growth ................................................              520,709.6      30,424.4     (212,582.6)    338,551.4
   SmallCap Growth ..............................................      c       306,842.0       5,547.9     (109,285.6)    203,104.3
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ............................................               63,816.6      20,609.5      (32,651.7)     51,774.4
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced .....................................................               92,604.7      33,634.4      (80,782.1)     45,457.0
   Income & Growth ..............................................              335,111.8      11,087.7      (98,504.8)    247,694.7
   Inflation Protection .........................................               13,681.9      71,472.2      (51,957.2)     33,196.9
   International ................................................              267,409.3      46,664.5     (153,492.2)    160,581.6
   Value ........................................................              564,439.4      19,537.9     (208,682.7)    375,294.6
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ...........................................                     --      10,340.7      (10,340.7)           --
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index ........................................               18,127.4      10,709.0      (12,488.5)     16,347.9
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .......................              256,975.2       2,621.3      (46,918.0)    212,678.5
DREYFUS STOCK INDEX FUND: .......................................            1,183,582.0      83,725.7     (328,319.7)    938,988.0
DREYFUS VARIABLE INVESTMENT FUND:
   International Value ..........................................              329,796.3      20,852.6     (137,564.9)    213,084.0
FEDERATED INSURANCE SERIES:
   Capital Income II ............................................              170,958.1      29,380.2      (77,707.1)    122,631.2
   High Income Bond II ..........................................              370,385.2      20,495.7     (179,096.8)    211,784.1
   International Equity II ......................................              175,502.0       6,603.6      (53,451.9)    128,653.7
JANUS ASPEN SERIES:
   Growth and Income ............................................              270,585.6       6,442.1      (82,926.1)    194,101.6
   International Growth .........................................              166,432.9      27,848.8      (96,529.5)     97,752.2
   Large Cap Growth .............................................            1,146,364.9      47,250.2     (352,435.9)    841,179.2
   Mid Cap Growth ...............................................              752,031.1      41,056.5     (182,555.9)    610,531.7
   Worldwide Growth .............................................              728,139.5      26,226.2     (183,642.3)    570,723.4
LAZARD RETIREMENT SERIES:
   Emerging Markets .............................................              142,432.0      47,519.3     (113,943.6)     76,007.7
   International Equity .........................................               27,608.0      25,402.6      (27,410.0)     25,600.6
   US Small Cap Equity ..........................................      n       222,963.1      18,431.2      (91,299.2)    150,095.1
   US Strategic Equity ..........................................               59,485.3      12,678.9      (25,519.4)     46,644.8
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth I ..........................................                2,597.9       3,215.9       (2,241.7)      3,572.1
   Capital and Income I .........................................                8,824.1       2,025.3       (7,988.5)      2,860.9
   Fundamental Value I ..........................................               13,941.2       6,014.5       (7,495.3)     12,460.4
   Large Cap Growth I ...........................................                5,848.1       6,919.8       (2,886.2)      9,881.7
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond .......................................               16,040.4         885.1       (8,256.5)      8,669.0
   Government ...................................................      d        32,461.3       8,747.6      (41,208.9)           --
   Strategic Bond ...............................................              116,071.9       6,526.7      (75,333.8)     47,264.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

===================================================================================================================================
                                                                                NUMBER                                     NUMBER
                                                                               OF UNITS                                   OF UNITS
                                                                              BEGINNING       UNITS          UNITS           END
FUND DESCRIPTION                                                    NOTES*     OF YEAR      PURCHASED       REDEEMED      OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND:
   America's Value ..............................................               94,873.1       4,986.0      (38,186.4)     61,672.7
   Growth and Income ............................................              609,899.9      21,472.5     (187,593.1)    443,779.3
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   High Income Bond .............................................      e         3,532.5       4,156.9       (7,689.4)           --
   Mid-Cap Growth ...............................................               66,927.6      55,280.2      (51,861.8)     70,346.0
   Partners .....................................................              301,816.7      58,494.5     (138,547.7)    221,763.5
   Regency ......................................................               91,494.9      20,712.5      (46,151.3)     66,056.1
   Short Duration Bond ..........................................      f       297,717.3      22,069.4     (121,558.9)    198,227.8
   Small-Cap Growth .............................................      g         8,575.3      41,554.9      (42,163.8)      7,966.4
   Socially Responsive ..........................................               14,905.2       4,656.7      (16,751.6)      2,810.3
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced .................................................            1,180,718.6      65,563.4     (365,049.1)    881,232.9
   JNF Equity ...................................................            1,050,501.4      31,903.8     (350,158.6)    732,246.6
   JNF Loomis Sayles Bond .......................................      h              --       5,133.2       (1,590.2)      3,543.0
   JNF Money Market .............................................      i              --   3,832,321.4   (1,431,617.6)  2,400,703.8
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ....................................................                4,341.3      26,665.8       (9,675.5)     21,331.6
   CommodityRealReturn Strategy .................................               18,792.3      62,118.5      (68,188.8)     12,722.0
   Emerging Markets Bond ........................................                2,088.8       2,902.5       (1,698.0)      3,293.3
   Foreign Bond US Dollar-Hedged ................................                  726.7       5,489.5       (5,701.8)        514.4
   Global Bond Unhedged .........................................               30,449.0      66,233.9      (47,737.0)     48,945.9
   High Yield ...................................................               18,583.5      45,497.6      (52,943.3)     11,137.8
   Money Market .................................................      j     2,387,902.4     972,536.2   (3,360,438.6)           --
   Real Return ..................................................              170,081.9     228,084.1     (198,541.2)    199,624.8
   RealEstateRealReturn Strategy ................................               18,321.7      17,382.1      (17,913.0)     17,790.8
   Short-Term ...................................................               80,546.3      73,514.5      (81,527.8)     72,533.0
   StocksPLUS(R) Total Return ...................................                1,673.8       1,290.4       (2,098.8)        865.4
   Total Return .................................................              365,478.4     250,524.4     (260,841.7)    355,161.1
PIONEER VARIABLE CONTRACTS TRUST:
   Equity Income ................................................              194,995.3     155,074.0     (220,897.8)    129,171.5
   Fund .........................................................              123,704.7      55,297.1     (118,472.8)     60,529.0
   High Yield ...................................................               56,614.6      48,748.0      (47,801.1)     57,561.5
   International Value ..........................................              111,957.6      26,723.7      (77,981.9)     60,699.4
   Mid Cap Value ................................................               10,219.4      79,591.7      (83,178.9)      6,632.2
ROYCE CAPITAL FUND:
   Micro-Cap ....................................................               82,756.0       7,382.2      (43,180.7)     46,957.5
   Small-Cap ....................................................              124,695.6      72,793.5      (96,165.9)    101,323.2
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo .......................................               41,248.4       2,494.2       (2,686.5)     41,056.1
   CLS AdvisorOne Clermont ......................................                7,630.4            --          (92.5)      7,537.9
   Banking ......................................................               12,133.0     255,304.2     (201,075.3)     66,361.9
   Basic Materials ..............................................              145,664.4      67,563.8      (99,018.7)    114,209.5
   Biotechnology ................................................                4,669.6     106,724.6      (94,640.4)     16,753.8
   Consumer Products ............................................                9,639.9      50,077.8      (37,182.1)     22,535.6
   Dow 2X Strategy ..............................................               44,026.6     168,660.8     (185,757.7)     26,929.7
   Electronics ..................................................                5,138.3      34,106.9      (38,949.1)        296.1
   Energy .......................................................               90,848.6      81,514.6     (107,533.5)     64,829.7
   Energy Services ..............................................              154,447.5      54,759.9     (103,086.8)    106,120.6
   Europe 1.25X Strategy ........................................               57,440.7      51,830.8      (79,195.3)     30,076.2
   Financial Services ...........................................                3,224.9     104,890.2      (95,626.7)     12,488.4
   Government Long Bond 1.2X Strategy ...........................              112,847.9     277,341.3     (295,766.9)     94,422.3
   Health Care ..................................................               60,115.0      58,869.9      (96,237.7)     22,747.2
   Internet .....................................................               12,151.0      32,615.0      (41,694.7)      3,071.3
   Inverse Dow 2X Strategy ......................................                2,731.0     182,926.8     (150,956.5)     34,701.3
   Inverse Government Long Bond Strategy ........................                7,583.6      57,255.1      (59,540.7)      5,298.0
   Inverse Mid-Cap Strategy .....................................                  257.4      36,661.7      (30,449.3)      6,469.8
   Inverse NASDAQ-100(R) Strategy ...............................      k         4,157.9     451,239.7     (439,072.2)     16,325.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

===================================================================================================================================
                                                                                NUMBER                                     NUMBER
                                                                               OF UNITS                                   OF UNITS
                                                                              BEGINNING       UNITS          UNITS           END
FUND DESCRIPTION                                                    NOTES*     OF YEAR      PURCHASED       REDEEMED      OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Inverse Russell 2000 Strategy ................................              167,292.1     260,765.8     (419,303.9)      8,754.0
   Inverse S&P 500 Strategy .....................................                     --     153,978.0     (130,643.7)     23,334.3
   Japan 1.25X Strategy .........................................                8,973.8      77,639.2      (65,014.7)     21,598.3
   Large-Cap Growth .............................................               40,182.1     145,093.9      (83,803.0)    101,473.0
   Large-Cap Value ..............................................               34,079.9      74,074.8      (74,004.0)     34,150.7
   Leisure ......................................................               23,255.7       7,780.3      (19,937.2)     11,098.8
   Mid Cap 1.5X Strategy ........................................               21,886.3      60,910.9      (68,219.0)     14,578.2
   Mid-Cap Growth ...............................................                5,257.8      35,288.1      (32,817.2)      7,728.7
   Mid-Cap Value ................................................               45,318.9      39,892.0      (55,180.0)     30,030.9
   NASDAQ-100(R) 2X Strategy ....................................      l        55,067.2     338,492.1     (372,508.4)     21,050.9
   NASDAQ-100(R) ................................................      m       147,388.3      83,807.5     (128,625.0)    102,570.8
   Nova .........................................................              114,617.8     132,802.8     (171,762.4)     75,658.2
   Precious Metals ..............................................               47,474.1     130,880.5     (104,151.1)     74,203.5
   Real Estate ..................................................               11,289.0      40,077.9      (34,855.1)     16,511.8
   Retailing ....................................................                2,221.2       9,791.7      (11,033.3)        979.6
   Russell 2000 1.5X Strategy ...................................               16,299.6      30,072.5      (34,359.6)     12,012.5
   S&P 500 2X Strategy ..........................................               33,120.2     125,040.6     (136,370.4)     21,790.4
   Sector Rotation ..............................................               29,967.9      19,591.8      (30,180.5)     19,379.2
   Small-Cap Growth .............................................               36,175.7      33,064.7      (60,995.1)      8,245.3
   Small-Cap Value ..............................................               20,163.8     114,723.2     (112,178.0)     22,709.0
   Technology ...................................................               20,198.5      49,748.5      (60,838.3)      9,108.7
   Telecommunications ...........................................               60,359.2      43,102.4      (91,524.5)     11,937.1
   Transportation ...............................................               21,262.9      40,786.2      (48,298.7)     13,750.4
   U.S. Government Money Market .................................              375,443.8   1,195,343.6   (1,258,586.9)    312,200.5
   Utilities ....................................................               53,447.7      63,486.7      (80,015.8)     36,918.6
SELIGMAN PORTFOLIOS, INC:
   Communications and Information ...............................              272,279.6       8,536.4      (70,259.1)    210,556.9
   Global Technology ............................................              184,483.6      34,913.9     (102,004.7)    117,392.8
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ........................................................              204,019.2       7,888.3     (109,804.8)    102,102.7
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ..............................................               89,134.2      12,619.3      (49,210.8)     52,542.7
   Bond .........................................................              271,808.0     111,254.8     (230,978.3)    152,084.5
   Emerging Markets .............................................              317,286.6      94,129.5     (142,828.5)    268,587.6
   Hard Assets ..................................................              151,516.4      44,581.5     (101,250.3)     94,847.6
   Real Estate ..................................................              110,205.6      15,406.1      (46,892.0)     78,719.7
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ....................................................              498,549.0      90,600.3     (211,070.5)    378,078.8
   Opportunity ..................................................              316,324.2      10,698.1      (84,076.3)    242,946.0
-----------------------------------------------------------------------------------------------------------------------------------
                              TOTAL                                         22,571,843.2  13,459,296.0  (18,635,958.5) 17,395,180.7
===================================================================================================================================

* See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

================================================================================

(6) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2007 was as follows:

                                                                             NUMBER                                     NUMBER
                                                                            OF UNITS                                   OF UNITS
                                                                            BEGINNING       UNITS         UNITS          END
                                                                  NOTES*     OF YEAR      PURCHASED      REDEEMED      OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced ...................................................      j       777,579.8     118,059.5     (895,639.3)           --
   Equity .....................................................      j       520,869.7      59,741.4     (580,611.1)           --
   Fixed Income ...............................................      a       541,872.7       2,855.7     (544,728.4)           --
   Government Securities ......................................      a       420,255.5       7,177.6     (427,433.1)           --
   Money Market ...............................................      a       976,976.4     178,203.3   (1,155,179.7)           --
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ................................................               40,605.0      17,300.7      (27,527.9)     30,377.8
   Core Equity ................................................              183,632.2      58,076.6      (71,214.3)    170,494.5
   Financial Services .........................................               45,793.8       3,093.5      (17,578.4)     31,308.9
   Global Health Care .........................................               86,296.6       4,777.3      (37,042.1)     54,031.8
   Global Real Estate .........................................              200,536.4      27,976.2     (113,800.1)    114,712.5
   High Yield .................................................              247,974.3     155,833.5     (137,794.0)    266,013.8
   Mid Cap Core Equity ........................................               34,421.8      12,206.9      (20,676.6)     25,952.1
   Technology .................................................               73,056.5      16,629.6      (46,694.6)     42,991.5
THE ALGER AMERICAN FUND:
   LargeCap Growth ............................................     ad       882,394.5     152,921.8     (333,237.3)    702,079.0
   Capital Appreciation .......................................     ae       790,297.5     125,958.9     (271,341.7)    644,914.7
   MidCap Growth ..............................................              608,219.6     142,150.2     (229,660.2)    520,709.6
   SmallCap Growth ............................................     af       506,772.5      44,588.1     (244,518.6)    306,842.0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC.:
   Growth and Income ..........................................               69,811.6      20,782.6      (26,777.6)     63,816.6
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced ...................................................               37,216.0      91,738.0      (36,349.3)     92,604.7
   Income & Growth ............................................              484,038.3      24,826.8     (173,753.3)    335,111.8
   Inflation Protection .......................................               12,518.3      44,804.0      (43,640.4)     13,681.9
   International ..............................................              414,436.2      94,181.2     (241,208.1)    267,409.3
   Value ......................................................              721,297.7     106,840.8     (263,699.1)    564,439.4
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond .........................................                     --      18,047.7      (18,047.7)           --
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index ......................................               13,665.7      21,431.8      (16,970.1)     18,127.4
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .....................              340,884.9       8,596.8      (92,506.5)    256,975.2
DREYFUS STOCK INDEX FUND: .....................................            1,816,035.0      50,001.0     (682,454.0)  1,183,582.0
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock ..........................................      i       167,260.3         651.9     (167,912.2)           --
   International Value ........................................              525,114.3      35,679.7     (230,997.7)    329,796.3
FEDERATED INSURANCE SERIES:
   Capital Income II ..........................................              252,261.6      24,218.9     (105,522.4)    170,958.1
   High Income Bond II ........................................              605,111.4     109,615.1     (344,341.3)    370,385.2
   International Equity II ....................................              245,246.4      39,048.1     (108,792.5)    175,502.0
JANUS ASPEN SERIES:
   Growth and Income ..........................................              383,175.7      57,788.4     (170,378.5)    270,585.6
   International Growth .......................................              220,033.4      79,719.2     (133,319.7)    166,432.9
   Large Cap Growth ...........................................            1,420,671.0     147,030.1     (421,336.2)  1,146,364.9
   Mid Cap Growth .............................................              944,154.2      56,317.5     (248,440.6)    752,031.1
   Worldwide Growth ...........................................              941,152.3      47,037.1     (260,049.9)    728,139.5
LAZARD RETIREMENT SERIES:
   Emerging Markets ...........................................              148,728.5      71,449.9      (77,746.4)    142,432.0
   International Equity .......................................               36,764.3      31,900.1      (41,056.4)     27,608.0
   US Small Cap Equity ........................................     ai       389,831.6      32,950.3     (199,818.8)    222,963.1
   US Strategic Equity ........................................      l       111,507.4      23,910.9      (75,933.0)     59,485.3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

=================================================================================================================================
                                                                             NUMBER                                     NUMBER
                                                                            OF UNITS                                   OF UNITS
                                                                            BEGINNING       UNITS         UNITS          END
                                                                  NOTES*     OF YEAR      PURCHASED      REDEEMED      OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth I ........................................      b              --      26,494.7      (23,896.8)      2,597.9
   Capital and Income I .......................................      b              --      14,101.2       (5,277.1)      8,824.1
   Fundamental Value I ........................................      b              --      19,107.8       (5,166.6)     13,941.2
   Large Cap Growth I .........................................      b              --      29,156.5      (23,308.4)      5,848.1
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond .....................................      c        17,474.1      12,668.3      (14,102.0)     16,040.4
   Government .................................................      d           819.6      72,565.4      (40,923.7)     32,461.3
   Strategic Bond .............................................      c       133,002.5     106,961.3     (123,891.9)    116,071.9
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.:
   Aggressive Growth ..........................................      e         3,671.7           2.5       (3,674.2)           --
   All Cap Value ..............................................      f         5,584.8      10,773.3      (16,358.1)           --
   Large Cap Growth ...........................................      g         5,157.8       3,633.8       (8,791.6)           --
   Total Return ...............................................      h         3,622.8       2,434.2       (6,057.0)           --
LORD ABBETT SERIES FUND:
   America's Value ............................................               70,735.3      80,642.1      (56,504.3)     94,873.1
   Growth and Income ..........................................            1,006,336.7     110,492.6     (506,929.4)    609,899.9
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   High Income Bond ...........................................      m         3,886.3      12,016.3      (12,370.1)      3,532.5
   Short Duration Bond ........................................      n       398,460.3      49,335.0     (150,078.0)    297,717.3
   Small-Cap Growth ...........................................     ag        14,473.1       7,218.3      (13,116.1)      8,575.3
   Mid-Cap Growth .............................................              106,381.5      74,746.8     (114,200.7)     66,927.6
   Partners ...................................................              305,357.7     154,057.7     (157,598.7)    301,816.7
   Regency ....................................................              110,281.8      28,639.3      (47,426.2)     91,494.9
   Socially Responsive ........................................               13,189.0      37,655.4      (35,939.2)     14,905.2
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced ...............................................      k              --   1,484,956.1     (304,237.5)  1,180,718.6
   JNF Equity .................................................      k              --   1,413,561.6     (363,060.2)  1,050,501.4
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ..................................................                  240.3       5,653.6       (1,552.6)      4,341.3
   CommodityRealReturn Strategy ...............................               12,605.1      13,450.2       (7,263.0)     18,792.3
   Emerging Markets Bond ......................................                1,851.0       9,221.4       (8,983.6)      2,088.8
   Foreign Bond US Dollar-Hedged ..............................                1,456.8       3,282.1       (4,012.2)        726.7
   Global Bond Unhedged .......................................                5,126.5      66,356.0      (41,033.5)     30,449.0
   High Yield .................................................                7,368.2      20,048.1       (8,832.8)     18,583.5
   Money Market ...............................................              277,433.1   4,910,618.3   (2,800,149.0)  2,387,902.4
   Real Return ................................................              171,693.7      99,183.4     (100,795.2)    170,081.9
   RealEstateRealReturn Strategy ..............................               25,956.1      17,433.0      (25,067.4)     18,321.7
   Short-Term .................................................               46,067.5     103,469.0      (68,990.2)     80,546.3
   StocksPLUS(R) Total Return .................................                4,399.2         894.1       (3,619.5)      1,673.8
   Total Return ...............................................              339,470.1     356,882.3     (330,874.0)    365,478.4
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond ..................................................     ac         7,482.2       2,446.6       (9,928.8)           --
   Equity Income ..............................................              428,274.5      44,572.4     (277,851.6)    194,995.3
   Fund .......................................................              248,782.5      75,297.7     (200,375.5)    123,704.7
   High Yield .................................................               70,944.9      84,359.3      (98,689.6)     56,614.6
   International Value ........................................               40,618.0     168,005.6      (96,666.0)    111,957.6
   Mid Cap Value ..............................................               18,510.3      27,554.6      (35,845.5)     10,219.4
ROYCE CAPITAL FUND:
   Micro-Cap ..................................................              104,527.5      53,517.8      (75,289.3)     82,756.0
   Small-Cap ..................................................              196,618.1      17,124.6      (89,047.1)    124,695.6
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo .....................................               12,872.5      28,853.2         (477.3)     41,248.4
   CLS AdvisorOne Clermont ....................................                4,088.7       6,163.5       (2,621.8)      7,630.4
   Banking ....................................................               17,365.2      40,351.8      (45,584.0)     12,133.0
   Basic Materials ............................................              126,498.9     205,022.7     (185,857.2)    145,664.4
   Biotechnology ..............................................                7,976.5      84,257.5      (87,564.4)      4,669.6
   Consumer Products ..........................................               17,777.7      36,397.9      (44,535.7)      9,639.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

=================================================================================================================================
                                                                         NUMBER                                        NUMBER
                                                                        OF UNITS                                      OF UNITS
                                                                        BEGINNING        UNITS           UNITS           END
                                                             NOTES*     OF YEAR        PURCHASED       REDEEMED       OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Dow 2X Strategy .......................................      o          35,616.5      172,510.8      (164,100.7)      44,026.6
   Electronics ...........................................                  2,270.1       88,810.1       (85,941.9)       5,138.3
   Energy ................................................                 89,213.4      126,437.4      (124,802.2)      90,848.6
   Energy Services .......................................                105,012.3      180,279.2      (130,844.0)     154,447.5
   Europe 1.25X Strategy .................................      p          66,691.3      179,512.1      (188,762.7)      57,440.7
   Financial Services ....................................                 31,423.5       42,952.2       (71,150.8)       3,224.9
   Government Long Bond 1.2X Strategy ....................      q          57,846.7      235,898.5      (180,897.3)     112,847.9
   Health Care ...........................................                 71,955.1       90,836.2      (102,676.3)      60,115.0
   Internet ..............................................                  3,426.9       43,997.5       (35,273.4)      12,151.0
   Inverse Dow 2X Strategy ...............................      r          40,430.4      103,752.1      (141,451.5)       2,731.0
   Inverse Government Long Bond Strategy .................      s          12,068.8      127,839.9      (132,325.1)       7,583.6
   Inverse Mid-Cap Strategy ..............................      t           5,230.6       19,088.8       (24,062.0)         257.4
   Inverse NASDAQ-100(R) Strategy ........................      u          86,701.7    1,414,937.9    (1,497,481.7)       4,157.9
   Inverse Russell 2000 Strategy .........................      v          87,419.0      747,844.1      (667,971.0)     167,292.1
   Inverse S&P 500 Strategy ..............................      w           2,409.6      177,439.7      (179,849.3)            --
   Japan 1.25X Strategy ..................................      x          37,818.2      112,987.7      (141,832.1)       8,973.8
   Large-Cap Growth ......................................                 24,623.0      188,556.1      (172,997.0)      40,182.1
   Large-Cap Value .......................................                117,922.7      254,429.0      (338,271.8)      34,079.9
   Leisure ...............................................                 68,783.9       18,931.6       (64,459.8)      23,255.7
   Mid Cap 1.5X Strategy .................................      y          29,334.5      135,538.9      (142,987.1)      21,886.3
   Mid-Cap Growth ........................................                  5,638.4      109,378.8      (109,759.4)       5,257.8
   Mid-Cap Value .........................................                136,938.6      122,867.3      (214,487.0)      45,318.9
   Nova ..................................................                136,206.1      184,810.1      (206,398.4)     114,617.8
   NASDAQ-100(R) 2X Strategy .............................      z          35,798.2      775,948.9      (756,679.9)      55,067.2
   NASDAQ-100(R) .........................................     ah         161,650.6      259,671.3      (273,933.6)     147,388.3
   Precious Metals .......................................                 71,714.7      126,146.7      (150,387.3)      47,474.1
   Real Estate ...........................................                 29,933.9       44,548.6       (63,193.5)      11,289.0
   Retailing .............................................                  2,645.4        9,113.3        (9,537.5)       2,221.2
   Russell 2000 1.5X Strategy ............................     aa          34,198.6       92,165.4      (110,064.4)      16,299.6
   S&P 500 2X Strategy ...................................     ab          30,943.7      102,637.4      (100,460.9)      33,120.2
   Sector Rotation .......................................                 17,154.1       33,106.2       (20,292.4)      29,967.9
   Small-Cap Growth ......................................                 47,772.4      129,867.6      (141,464.3)      36,175.7
   Small-Cap Value .......................................                 52,117.2       62,936.2       (94,889.6)      20,163.8
   Technology ............................................                 12,328.9       77,754.8       (69,885.2)      20,198.5
   Telecommunications ....................................                 59,946.0      132,609.1      (132,195.9)      60,359.2
   Transportation ........................................                 60,371.9       86,606.5      (125,715.5)      21,262.9
   U.S. Government Money Market ..........................                577,681.4    3,459,628.0    (3,661,865.6)     375,443.8
   Utilities .............................................                 78,265.6      158,194.2      (183,012.1)      53,447.7
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information ........................                370,590.7       27,471.2      (125,782.3)     272,279.6
   Global Technology .....................................                200,435.8       41,294.6       (57,246.8)     184,483.6
THIRD AVENUE VARIABLE SERIES TRUST:
   Value .................................................                221,353.8       87,627.8      (104,962.4)     204,019.2
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return .......................................                 80,848.1       53,715.3       (45,429.2)      89,134.2
   Bond ..................................................                179,799.4      189,511.7       (97,503.1)     271,808.0
   Emerging Markets ......................................                471,765.3      133,231.0      (287,709.7)     317,286.6
   Hard Assets ...........................................                125,615.4      114,408.2       (88,507.2)     151,516.4
   Real Estate ...........................................                103,295.1       45,374.5       (38,464.0)     110,205.6
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery .............................................                599,549.5       67,037.2      (168,037.7)     498,549.0
   Opportunity ...........................................                460,555.6       15,414.5      (159,645.9)     316,324.2
---------------------------------------------------------------------------------------------------------------------------------
                          TOTAL                                        26,974,223.6   23,803,411.8   (28,205,792.2)  22,571,843.2
=================================================================================================================================

* See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

      FOR THE PERIOD ENDING DECEMBER 31, 2008:

a) Alger American Capital Appreciation was formerly Alger American Leveraged AllCap prior to its name change May 1, 2008.

b) Alger American LargeCap Growth was formerly Alger American Growth prior to its name change July 1, 2008.

c) Alger American SmallCap Growth was formerly Alger American Small Capitalization prior to its name change May 1, 2008.

d)    For the period January 1, 2008 through May 1, 2008 (liquidation of fund).

e) Neuberger Berman AMT High Income Bond was formerly Neuberger Berman AMT Lehman Brothers High Income Bond prior to its name change effective September 26, 2008 and data is for the period January 1, 2008 through December 4, 2008 (liquidation of fund).

f) Neuberger Berman AMT Short Duration Bond was formerly Neuberger Berman AMT Lehman Brothers Short Duration Bond prior to its name change effective September 26, 2008.

g) Neuberger Berman AMT Small-Cap Growth was formerly Neuberger Berman AMT Fasciano prior to its name change effective March 26, 2008.

h)    For the period May 1, 2008 (inception of fund) through December 31, 2008.

i)    For the period April 30, 2008 (inception of fund) through December 31,
      2008.

j) For the period January 1, 2008 through April 30, 2008 (fund substituted into JNF Money Market).

k) Rydex Inverse NASDAQ-100(R) Strategy was formerly Rydex Inverse OTC Strategy prior to its name change effective April 1, 2008.

l) Rydex NASDAQ-100(R) 2X Strategy was formerly Rydex OTC 2X Strategy prior to its name change effective April 1, 2008.

m) Rydex NASDAQ-100(R) was formerly Rydex OTC prior to its name change effective April 1, 2008.

n) Lazard Retirement US Small Cap Equity was formerly Lazard Retirement Small Cap prior to its name change effective May 1, 2008.

      FOR THE PERIOD ENDING DECEMBER 31, 2007:

a)    For the period January 1, 2007 through March 29, 2007 (liquidation of fund).

b)    For the period April 27, 2007 (inception of fund) through December 31,
      2007.

c) Formerly in Legg Mason Partners Variable Portfolios I until restructure on April 27, 2007.

d) Formerly in Legg Mason Partners Investment Series until restructure on April 27, 2007.

e) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Aggressive Growth).

f) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Fundamental Value).

g) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Large Cap Growth).

h) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Capital and Income).

i)    For the period January 1, 2007 through April 27, 2007 (liquidation of fund).

j)    For the period of January 1, 2007 through April 30, 2007 (liquidation of fund).

k)    For the period May 1, 2007 (inception of fund) through December 31, 2007.

l) Lazard US Strategic Equity was formerly Lazard Equity prior to its name change effective May 1, 2007.

m) Neuberger Berman AMT High Income Bond was formerly Neuberger Berman AMT Lehman Brothers High Income Bond prior to its name change effective September 26, 2008 and was formerly Neuberger Berman AMT High Income Bond prior to its name change effective May 1, 2007.

n) Neuberger Berman AMT Short Duration Bond was formerly Neuberger Berman AMT Lehman Brothers Short Duration Bond prior to its name change effective September 26, 2008 and was formerly Neuberger Berman AMT High Income Bond prior to its name change effective May 1, 2007.

o) Rydex Dow 2X Strategy was formerly Rydex Dynamic Dow prior to its name change effective July 3, 2007.

p) Rydex Europe 1.25 X Strategy was formerly Rydex Europe Advantage prior to its name change effective July 3, 2007.

q) Rydex Government Long Bond 1.2X Strategy was formerly Rydex Government Long Bond Advantage prior to its name change effective July 3, 2007.

r) Rydex Inverse Dow 2X Strategy was formerly Rydex Inverse Dynamic Dow prior to its name change effective July 3, 2007.

s) Rydex Inverse Government Long Bond Strategy was formerly Rydex Inverse Government Long Bond prior to its name change effective July 3, 2007.

t) Rydex Inverse Mid-Cap Strategy was formerly Rydex Inverse Mid-Cap prior to its name change effective July 3, 2007.

u) Rydex Inverse NASDAQ-100(R) Strategy was formerly Rydex Inverse OTC Strategy prior to its name change effective April 1, 2008 and was formerly Rydex Inverse OTC prior to its name change effective July 3, 2007.

v) Rydex Inverse Russell 2000 Strategy was formerly Rydex Inverse Russell 2000 prior to its name change effective July 3, 2007.

w) Rydex Inverse S&P 500 Strategy was formerly Rydex Inverse S&P 500 prior to its name change effective July 3, 2007.

x) Rydex Japan 1.25X Strategy was formerly Rydex Japan Advantage prior to its name change effective July 3, 2007.

y) Rydex Mid Cap 1.5X Strategy was formerly Rydex Mid Cap Advantage prior to its name change effective July 3, 2007.

z) Rydex NASDAQ-100(R) 2X Strategy was formerly Rydex OTC 2X Strategy prior to its name change effective April 1, 2008 and was formerly Rydex Dynamic OTC prior to its name change effective July 3, 2007.

aa) Rydex Russell 2000 1.5X Strategy was formerly Rydex Russell 2000 Advantage prior to its name change effective July 3, 2007.

ab) Rydex S&P 500 2X Strategy was formerly Rydex Dynamic S&P 500 prior to its name change effective July 3, 2007.

ac)   For the period January 1, 2007 through November 9, 2007 (liquidation of fund).

ad) Alger American LargeCap Growth was formerly Alger American Growth prior to its name change July 1, 2008.

ae) Alger American Capital Appreciation was formerly Alger American Leveraged AllCap prior to its name change May 1, 2008.

af) Alger American SmallCap Growth was formerly Alger American Small Capitalization prior to its name change May 1, 2008.

ag) Neuberger Berman AMT Small-Cap Growth was formerly Neuberger Berman AMT Fasciano prior to its name change effective March 26, 2008.

ah) Rydex NASDAQ-100(R) was formerly Rydex OTC prior to its name change effective April 1, 2008.

ai) Lazard Retirement US Small Cap Equity was formerly Lazard Retirement Small Cap prior to its name change effective May 1, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account F as of December 31, 2008, the related statements of operations and changes in net assets for the years ended December 31, 2008 and 2007, and the financial highlights for each of the five years for the period ended December 31, 2008. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account F as of December 31, 2008, the results of its operations, changes in its net assets for the years ended December 31, 2008 and 2007, and financial highlights for each of the five years for the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO Seidman, LLP

New York, New York
March 31, 2009

================================================================================

                             JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

                             SPONSOR
                             Jefferson National Life Insurance Company

                             DISTRIBUTOR
                             Jefferson National Financial Securities Corporation

                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BDO Seidman, LLP

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2008 and 2007, and for the three years then ended.

The financial statements of Jefferson National Life Annuity Account F at December 31, 2008 and for each of the two years then ended December 31, 2008.

(b)   Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

(1)  (a)      Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.             (2)

     (b)      Resolution Changing the Name of the Separate Account                                                               (1)

(2)           Not Applicable.

(3)  (a) (i)  Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account and Inviva Securities   (1)
              Corporation.

         (ii) Form of Amendment to Principal Underwriter's Agreement                                                             (1)

     (b)      Form of Selling Agreement                                                                                          (1)

(4)  (a)      Form of Individual Contract. (22-4061)                                                                             (1)

     (b)      Form of Group Contract.                                                                                            (2)

     (c)      Form of Group Certificate.                                                                                         (2)

     (d)      Form of Endorsement Amending MVA Provision (CVIC-4013)                                                             (1)

     (e)      Form of Earning Protection Rider. (CVIC-4026)                                                                      (1)

     (f)      Form of Guaranteed Minimum Death Benefit Rider. (CVIC-4007)                                                        (1)

     (g)      Form of Guaranteed Minimum Withdrawal Benefit Rider. (CVIC-4005)                                                   (1)

     (h)      Form of Waiver of Contingent Deferred Sales Charges for Unemployment Rider. (CVIC-4023)                            (1)

     (i)      Form of Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider. (CVIC-4020)                (1)

     (j)      Form of Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider. (CVIC-4021)                        (1)

     (k)      Form of IRA Endorsement                                                                                            (1)

     (l)      Form of Roth IRA Endorsement                                                                                       (1)

     (m)      Form of TSA Endorsement                                                                                            (1)

     (n)      Form of Removal of Subaccount Limitation Endorsement (JNL-ADV-END-4)                                              (10)

(5)           Form of Application for Individual Annuity Contract. (JNL-6000)                                                    (1)

(6)  (a)      Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.                              (1)

     (b)      Amended and Restated By-Laws of the Company.                                                                       (1)

(7)           Not Applicable.

(8)  (a)      Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc.    (1)
              and amendments thereto dated September 10, 2003 and February 1, 2001.

         (i)  Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86      (12)
              Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.

     (b) (i)  Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance           (1)
              Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

         (ii) Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc.,        (1)
              Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva
              Securities Corporation dated May 1, 2003.

         (iii)Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc.,         (12)
              Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva
              Securities Corporation dated May 1, 2003.

         (iv) Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc.,         (14)
              Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson
              National Securities Corporation dated May 1, 2003.

     (c) (i)  Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and        (4)
              Fred Alger and Company, Inc. dated March 31, 1995.

         (ii) Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great       (5)
              American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (iii)Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great       (5)
              American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (iv) Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American       (1)
              Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (v)  Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson       (12)
              National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (vi) Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson       (14)
              National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

     (d) (i)  Form of Participation Agreement between Great American Reserve Insurance Company and American Century Investment   (4)
              Services as of 1997.

         (ii) Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance  (5)
              Company and American Century Investment Services as of 1997.

         (iii)Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance  (5)
              Company and American Century Investment Services as of 1997.

         (iv) Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve Insurance   (5)
              Company and American Century Investment Services as of 1997.

         (v)  Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve Insurance   (5)
              Company and American Century Investment Services as of 1997.

         (vi) Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American    (1)
              Reserve Insurance Company and American Century Investment Services as of 1997.

         (vii)Form of Amendment dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance      (10)
              Company and American Century Investment Services as of 1997.

         (viii)Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance     (12)
               Company and American Century Investment Services as of 1997.

         (ix)  Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance     (13)
               Company and American Century Investment Services.

     (e) (i)   Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus        (5)
               Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index
               Fund, Inc. and Dreyfus Investment Portfolios.

         (ii)  Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco      (5)
               Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth
               Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (iii) Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco         (1)
               Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund,
               Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (iv)  Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable       (1)
               Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc.,
               Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (v)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson      (10)
               National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible
               Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

     (f) (i)   Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company and     (4)
               Insurance Management Series, Federated Securities Corp.

         (ii)  Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable     (5)
               Insurance Company, Federated Insurance Series and Federated Securities Corp.

         (iii) Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among          (5)
               Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

         (iv)  Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable     (1)
               Insurance Company, Federated Insurance Series and Federated Securities Corp.

         (v)   Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson    (12)
               National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.

     (g) (i)   Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset      (6)
               Management and Conseco Variable Insurance Company dated 2001.

         (ii)  Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance       (5)
               Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

         (iii) Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance          (1)
               Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

     (h) (i)   Form of Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated      (1)
               May 1, 2003 and Form of Amendment dated July 2003 thereto.

         (ii)  Form of Amendment dated May 1, 2005 to the Participation Agreement Janus Aspen Series and Jefferson National     (10)
               Life Insurance Company dated May 1, 2003.

         (iii) Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus               (12)
               Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

         (iv)  Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus               (14)
               Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 (Service and
               Institutional)

     (i) (i)   Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva        (1)
               Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

         (ii)  Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc.,       (1)
               Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company
               dated May 1, 2003.

     (j) (i)   Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve   (4)
               Insurance Company.

         (ii)  Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord,   (7)
               Abbett & Co. and Great American Reserve Insurance Company.

         (iii) Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord,        (1)
               Abbett & Co. and Great American Reserve Insurance Company.

         (iv)  Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance           (15)
               Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.

     (k) (i)   Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust,     (5)
               Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance
               Company.

         (ii)  Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger    (5)
               Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and
               Conseco Variable Insurance Company.

         (iii) Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among         (5)
               Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated
               and Conseco Variable Insurance Company.

         (iv)  Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger    (8)
               Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life
               Insurance Company.

         (v)   Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among            (1)
               Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson
               National Life Insurance Company.

         (vi)  Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger   (10)
               Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life
               Insurance Company.

         (vii) Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger   (12)
               Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life
               Insurance Company.

         (viii)Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger   (13)
               Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life
               Insurance Company.

         (ix)  Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger   (15)
               Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life
               Insurance Company.

     (l) (i)   Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors     (1)
               Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.

         (ii)  Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO          (10)
               Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

         (iii) Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO          (12)
               Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

         (iv)  Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO          (14)
               Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance
               Company.

         (v)   Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO          (15)
               Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance
               Company.

     (m) (i)   Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National       (1)
               Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

         (ii)  Form of Amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust,            (10)
               Jefferson  National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
               Distributor, Inc.

         (iii) Form of Amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust,            (12)
               Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
               Distributor, Inc.

         (iv)  Form of Amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust,            (14)
               Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
               Distributor, Inc.

         (v)   Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust,            (15)
               Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
               Distributor, Inc.

     (n)       Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and    (1)
               Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated
               April 5, 2004 thereto.

         (i)   Form of Amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates,     (12)
               LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.

         (ii)  Form of Amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates,     (14)
               LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.

     (o) (i)   Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX       (9)
               Variable Trust and PADCO Financial Services, Inc.

         (ii)  Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and         (1)
               among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

         (iii) Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among     (10)
               Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

         (iv)  Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among     (12)
               Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

         (v)   Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and        (14)
               among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.

     (p) (i)   Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and            (1)
               Citigroup Global Markets Inc.

         (ii)  Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between Jefferson        (10)
               National Life Insurance Company and Citigroup Global Markets Inc.

         (iii) Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson     (13)
               National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason)

     (q) (i)   Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,      (6)
               Inc. and Conseco Variable Insurance Company.

         (ii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman   (5)
               Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

         (iii) Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman     (1)
               Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

         (iv)  Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios,   (1)
               Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

         (v)   Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman       (12)
               Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

         (vi)  Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman    (14)
               Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

     (r) (i)   Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company,       (5)
               Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and
               Strong Funds Distributors, Inc.

         (ii)  Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great      (5)
               American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II,
               Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.

         (iii) Form of Amendment dated December 14, 1999 to Participation Agreement dated April 30, 1997 by and among Conseco    (5)
               Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc.,
               Strong Capital Management, Inc. and Strong Investments, Inc.

         (iv)  Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco        (5)
               Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong
               Capital Management, Inc. and Strong Investments, Inc.

         (v)   Form of Amendments dated December 2, 2003 and April 5, 2004 to Participation Agreement dated April 30, 1997 by    (1)
               and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity
               Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

     (s) (i)   Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson     (8)
               National Life Insurance Company.

         (ii)  Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among Third    (1)
               Avenue Management LLC and Jefferson National Life Insurance Company.

     (t) (i)   Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van      (5)
               Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

         (ii)  Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among          (5)
               Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

         (iii) Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among          (5)
               Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

         (iv)  Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck           (8)
               Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

     (u) (i)   Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP,        (1)
               Choice Investment Management Variable Insurance funds dated May 1, 2003.

         (ii)  Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company,    (1)
               Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

     (v) (i)   Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds             (10)
               Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005

         (ii)  Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance         (12)
               Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

         (iii) Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance         (14)
               Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo
               Variable Trust dated April 8, 2005.

     (w) (i)   Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management,    (10)
               LLC and Potomac Insurance Trust dated May 1, 2005.

         (ii)  Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance         (12)
               Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

         (iii) Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance         (14)
               Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.

     (x) (i)   Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management   (12)
               L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.

         (ii)  Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National Life         (14)
               Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.

     (y) (i)   Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance     (13)
               Company dated May 1, 2007

         (ii)  Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life       (14)
               Insurance Company dated March 18, 2008.

(9)            Opinion and Consent of Counsel.                                                                                  (14)

(10)           Consent of Independent Registered Public Accounting Firm.                                                        (14)

(11)           Financial Statements omitted from Item 23 above.                                                                  N/A

(12)           Initial Capitalization Agreement.                                                                                 N/A

(13) (a) (i)   Powers of Attorney.                                                                                               (1)

         (ii)  Powers of Attorney - Laurence Greenberg                                                                          (11)

         (iii) Powers of Attorney - Robert Jefferson                                                                            (12)

         (iv)  Powers of Attorney - for Joseph F. Vap                                                                           (15)

(1) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 14 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000482).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on November 14, 1997 (Accession Number 0000928389-97-000259).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated by reference to Post-Effective Amendment Nos. 14 and 15 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002844).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 15 and 16 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003347).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 17 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003581).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 18 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002104).

(15) Filed Herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                   POSITIONS AND OFFICES WITH DEPOSITOR

David A Smilow                   Director, Chairman of the Board
Tracey Hecht Smilow              Director
Laurence P. Greenberg            Director, Chief Executive Officer and President
Craig A. Hawley (1)              General Counsel and Secretary
David Lau (1)                    Chief Operating Officer
Jeff Fritsche                    Tax Director
Michael Girouard                 Chief Investment Officer
Joseph Vap (1)                   Chief Financial Officer and Treasurer
Dean C. Kehler (2)               Director
Robert Jefferson (3)             Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, Pennsylvania 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                              Organizational Chart

------------------     -------------     -------------
  Smilow & Hecht        Inviva, Inc.     Series A, A-2,
  have more than         Management        B, C and D
70% voting control     and Employees      Convertible
 through Inviva,        (see note 2        Preferred
 LLC (see note 1           below)          Stock (see
      below)                             notes 3, 4, 5
                                          and 6 below)
------------------     -------------     -------------
         |                   |                 |
         |                   |                 |
-------------------------------------------------------------------  ------------  --------------  ---------------  ------
                              Inviva, Inc.                            JNFC ESOP    Inviva, L.L.C.  Trimaran Inviva  Others
(owns 100% of JNF Holding Company, Inc. and 11.3% of JNFC directly,  (owns 11.98%   (owns 17.5%       TRPS, LLC      7.92%
      therefore, directly and indirectly, owns 45.1% of JNFC)          of JNFC)       of JNFC)       (owns 17.5%
                                                                                                       of JNFC)
-------------------------------------------------------------------  ------------  --------------  ---------------  ------
             |                                                             |             |                |            |
             |                                                             |             |                |            |
       -------------                                                       |             |                |            |
        JNF Holding                                                        |             |                |            |
       Company, Inc.                                                       |             |                |            |
        (owns 33.8%                                                        |             |                |            |
          of JNFC                                                          |             |                |            |
       -------------                                                       |             |                |            |
             |                                                             |             |                |            |
             |                                                             |             |                |            |
---------------------------------------------------------------------------------------------------------------------------
                                          Jefferson National Financial Corp. ("JNFC")
                                                     (owns 100% of JNL)
---------------------------------------------------------------------------------------------------------------------------
            |                                |                                    |                           |
            |                                |                                    |                           |
---------------------------   -----------------------                  -----------------------    -------------------------
     Jefferson National          Jefferson National                    JNF Advisors, Inc. (DE)    JNF Asset Management, LLC
Securities Corporation (DE)    Life Insurance Company
                                   ("JNL") (TX)
---------------------------   -----------------------                  -----------------------    -------------------------

(1) David Smilow and Tracey Hecht Smilow are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth
      G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred(together, the "Series A") both of which are non-voting. The majority of the Series A is voted by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding company, Inc.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 4, 2009, the number of Advantage contracts funded by Jefferson National Life Annuity Account F was 8,210 of which 5,148 were qualified contracts and 3,062 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account G

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                   POSITIONS AND OFFICES
Craig A. Hawley                        President, General Counsel and Secretary
Robert B. Jefferson*                   Director*
Jon Hurd                               Chief Financial Officer

* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, Pennsylvania 19147.

(c) JNSC retains no compensation or commissions from the registrant.

                                                         COMPENSATION
                                                              ON
                                    NET UNDERWRITING      REDEMPTION
      NAME OF PRINCIPAL              DISCOUNTS AND            OR             BROKERAGE
         UNDERWRITER                  COMMISSIONS        ANNUITIZATION      COMMISSIONS    COMPENSATION
Jefferson National Securities            None                None              None            None
Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos.18 and 19 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 16th day of April, 2009.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:    /s/ Laurence P. Greenberg*
Name:  Laurence P. Greenberg
Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

       SIGNATURE                               TITLE                       DATE
/s/ David A. Smilow*              Chairman of the Board                  4/16/09
Name: David Smilow

/s/ Tracey Hecht Smilow*          Director                               4/16/09
Name:  Tracey Hecht Smilow

/s/ Laurence P. Greenberg*        Director, Chief Executive Officer      4/16/09
Name: Laurence Greenberg          and President

/s/ Joseph F. Vap*                Chief Financial Officer and            4/16/09
Name: Joseph F. Vap               Treasurer

/s/ Dean C. Kehler*               Director                               4/16/09
Name: Dean C. Kehler

/s/ Robert Jefferson*             Director                               4/16/09
Name: Robert Jefferson

/s/ Craig A. Hawley*
Name: Craig A. Hawley                                                    4/16/09
Attorney in Fact

                                  EXHIBIT INDEX

(8)    (j) (iv)   Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett
                  Series Fund, Inc. and Lord Abbett Distributor LLC.

       (k) (ix) Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

       (l) (v) Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

       (m) (v) Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

(9)               Opinion and Consent of Counsel.

(10)              Consent of Independent Registered Public Accounting Firm.

(13)   (a) (iv)   Powers of Attorney - for Joseph F. Vap